UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-4984

                            AMERICAN BEACON FUNDS
             (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                           Fort Worth, Texas 76155
             (Address of principal executive offices)-(Zip code)

                         WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                           Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2004

                  Date of reporting period: December 31, 2004


ITEM 1. REPORTS TO STOCKHOLDERS.

                       [LOGO OF AMERICAN AADVANTAGE FUNDS]
                                    AMERICAN
                               AADVANTAGE FUNDS(R)

----------------------------------[LOGO]----------------------------------------

                                 ANNUAL REPORT
                               DECEMBER 31, 2004

                                                        MONEY MARKET FUNDS

                                                         MONEY MARKET FUND
                                         U.S. GOVERNMENT MONEY MARKET FUND
                                               MUNICIPAL MONEY MARKET FUND

                         MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation. Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE ...........................   1

FINANCIAL HIGHLIGHTS MONEY MARKET FUND ........  22

  U.S. GOVERNMENT MONEY MARKET FUND ...........  24

  MUNICIPAL MONEY MARKET FUND .................  26

SCHEDULE OF INVESTMENTS

  MONEY MARKET PORTFOLIO ......................  29

  U.S. GOVERNMENT MONEY MARKET PORTFOLIO ......  31

  MUNICIPAL MONEY MARKET PORTFOLIO ............  32

ADDITIONAL INFORMATION ...........INSIDE BACK COVER

--------------------------------------------------------------------------------

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

--------------------------------------------------------------------------------

American AAdvantage Funds                                      December 31, 2004

                                 AMR INVESTMEMTS

                                                     [PHOTO OF WILLIAM F. QUINN]

FELLOW SHAREHOLDERS:
Enclosed please find the Annual Report for the American AAdvantage Funds for the twelve months ended December 31, 2004. During this time, the money market series of the American AAdvantage Funds performed well versus their peers.

The year began with the lowest Fed Funds rate in 45 years at 1.0%. The U.S. economy in 2004 can best be characterized as experiencing modest inflation with a benign outlook. As a result, the Federal Reserve Board felt comfortable increasing the short-term interest rate by 125 basis points to 2.25%. Even at this level, the "real" interest rate is below historical levels.

The Cash Management Class of the American AAdvantage Funds produced strong relative returns for the period. The Money Market Fund-Cash Management Class returned 1.30% for the year, outperforming the Lipper Institutional Money Market Average return of 1.00%. The U.S. Government Money Market - Management Class outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 1.22% versus 0.99% for the Average. Despite rising rates, the Money Market Fund-Cash Management Class continued to surpass its Lipper peer group over all time periods.

Looking forward, record trade deficits caused by a combination of the lower value of the dollar and higher crude prices will have to be watched closely. Although we expect continued increases in the Fed Funds rate, continued unfettered trade deficit increases could cause the Fed to tighten more aggressively. Thus, we will continue to actively manage the duration and quality of the money market portfolios as we evaluate economic growth, inflation, and the direction of interest rates.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                                 Sincerely,

                                                 /s/ William F. Quinn

                                                 William F. Quinn
                                                 President
                                                 American AAdvantage Funds

ECONOMIC OVERVIEW
================================================================================

The year began with an improving economic environment. However, while growth indicators were robust, the labor market remained muted until the March employment report was released in April. In March, U.S. employers created 353,000 new non-farm jobs, thereby removing the critical missing link between a transitory cyclical rebound and the onset of a period of prolonged economic expansion. The strong employment data caused a sharp sell-off in the fixed income market in anticipation that the Federal Open Market Committee (FOMC) would soon begin to raise the overnight Fed Funds rate. The first rate hike of 25 basis points occurred at the June 30th FOMC meeting, bringing the overnight Fed Funds target to 1.25%. The FOMC continued its tightening policy of 25 basis points at each of the remaining Fed meetings, bringing the Fed Funds target to 2.25% by the end of 2004.

     Toward the end of the year, the U.S. economy gathered momentum, buoyed by a decisive result of the November Presidential election. Monthly non-farm payroll growth averaged over 200K, crude prices fell from their record highs, broad equity indexes rallied, and most retailers reported a strong holiday shopping season. Going forward, as long as productivity keeps pace with wage growth in a gradually tightening labor market, it appears the Fed has no incentive of abandoning its "measured" (25 basis point rate increases) policy adjustment stance absent a sharp rise in commodity prices or a sharp fall in the U.S. dollar.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND(R)
================================================================================

    As evidence mounted that money market interest rates would head higher in the second half of the year, the weighted-average maturity of the American AAdvantage Money Market Fund was allowed to roll down from above 50 days to about 30 days. This strategy enabled the Fund to take advantage of higher overnight rates. The rolldown became even more beneficial when the Fed raised the overnight rate 25 basis points to 1.25% from 1.00% at the JuneFOMC meeting. A shorter average maturity was maintained as the market began to anticipate further interest rate increases by the Fed. A large position in variable rate securities will likely be maintained in conjunction with a concentration in overnight investments as the weighted-average maturity of the Fund will likely remain in the 30 to 40 day range until evidence emerges that the Fed has completed its current tightening cycle.

    For the twelve months ended December 31, 2004, the total return of the Cash Management Class of the American AAdvantage Money Market Fund was 1.30%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.00% by 30 basis points. Lipper Analytical Services ranked the Cash Management Class of the Fund 22nd among 304 and 37th among 260 Institutional Money Market Funds for the one-year and three-years ended December 31, 2004, respectively.

              CASH MANAGEMENT CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004

                        [CHART OF CASH MANAGEMENT CLASS]

                      AMERICAN AADVANTAGE           LIPPER INSTITUTIONAL
                       MONEY MARKET FUND         MONEY MARKET FUND AVERAGE
1 YEAR                       1.30                          1.00
3 YEARS*                     1.37                          1.13
5 YEARS*                     2.92                          2.67
10 YEARS*                    4.24                          4.03

                                  [END CHART]

*Annualized

                                                      ANNUALIZED TOTAL RETURNS
                                                  ==============================
                                                          AS OF 12/31/04
                                                  ------------------------------
                                                  1 YEAR     5 YEARS    10 YEARS
                                                  ------     -------    --------

Cash Management Class (1,3)..................      1.30%      2.92%       4.24%
Institutional Class (1)......................      1.20%      2.87%       4.22%
PlanAhead Class (1)..........................      0.93%      2.57%       3.91%
Platinum Class (1,2).........................      0.46%      2.14%       3.54%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 1/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in place since 1/1/95.

3 Fund performance for the five and ten-year periods represents the total returns achieved by the Institutional Class from 1/1/95 up to 12/1/01, the inception date of the Cash Management Class and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 1/1/95.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND(R) -- CONTINUED
================================================================================

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2004

                                              CASH
                                           MANAGEMENT    INSTITUTIONAL    PLANAHEAD     PLATINUM
                                              CLASS         CLASS          CLASS          CLASS
                                          -----------    -------------   -----------   -----------
7-day Current Yield*                          2.15%           2.01%          1.79%         1.39%
7-day Effective Yield*                        2.18%           2.03%          1.80%         1.40%
30-day Yield*                                 2.04%           1.90%          1.67%         1.22%
Weighted
Average
Maturity                                    35 Days         35 Days        35 Days       35 Days
Moody's Rating                                  Aaa             N/A            N/A           N/A
S&P Rating                                     AAAm             N/A            N/A           N/A

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2004

                                                                         % OF
                                                                      NET ASSETS*
                                                                     ------------
Goldman Sachs Group                                                       5.5%
Bank of Scotland Treasury Services plc                                    5.4%
Toyota Motor Credit Corporation                                           4.8%
SouthTrust Bank                                                           4.7%
National City Bank                                                        4.6%
ABN AMRO Bank                                                             4.6%
Wells Fargo and Company                                                   4.5%
Royal Bank of Canada                                                      3.7%
Societe Generale                                                          3.7%
Fifth Third Bank                                                          3.6%

*Percent of net assets portion of AMR Investment Services Money Market
 Portfolio.

ASSET ALLOCATION AS OF DECEMBER 31, 2004

                                                                         % OF
                                                                      NET ASSETS*
                                                                     ------------
Bank CDs, TDs, and Notes                                                 45.5%
Corporate Notes                                                          41.8%
Repurchase Agreements                                                     9.7%
Funding Agreements                                                        2.8%
Net Other Assets                                                          0.2%

*Percent of net assets portion of AMR Investment Services Money Market
 Portfolio.

FUND EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
    The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND(R) -- CONTINUED
================================================================================

subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

    You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                                BEGINNING      ENDING
                                                                 ACCOUNT      ACCOUNT       EXPENSES PAID
                                                                  VALUE        VALUE        DURING PERIOD*
                                                                  7/1/04      12/31/04     7/1/04-12/31/04
                                                               ----------    ----------    ---------------

CASH MANAGEMENT CLASS
Actual                                                         $1,000.00      $1,008.08         $0.76
Hypothetical (5% return before expenses)                       $1,000.00      $1,024.38         $0.76
INSTITUTIONAL CLASS
Actual                                                         $1,000.00      $1,007.51         $1.31
Hypothetical (5% return before expenses)                       $1,000.00      $1,023.83         $1.32
PLANAHEAD CLASS
Actual                                                         $1,000.00      $1,006.26         $2.56
Hypothetical (5% return before expenses)                       $1,000.00      $1,022.58         $2.58
PLATINUM CLASS
Actual                                                         $1,000.00      $1,003.85         $4.97
Hypothetical (5% return before expenses)                       $1,000.00      $1,020.18         $5.01

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.08%, 0.13%, 0.26%, and 0.50% for the Cash Management, Institutional, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND(SM)
================================================================================

    At the beginning of the year, the investment manager to the American AAdvantage U.S. Government Money Market Fund maintained the Fund's weighted-average maturity between 50 and 60 days. This strategy was accomplished primarily by purchasing fixed rate agencies with maturities of six to nine months. In April, the fixed income market began to sell off sharply after the release of the strong March employment data and in anticipation of a Fed rate hike. In response, the weighted-average maturity of the Fund was shortened by investing the proceeds of maturing securities in overnight repurchase agreements or short dated agencies. This strategy proved to be a good move as the FOMC implemented its first rate hike of 25 basis points at the June 30th meeting. This increase took the overnight Fed Funds target to 1.25%. As the FOMC continued its monetary tightening policy of 25 basis points at each of the remaining Fed meetings, the Fund continued to buy variable rate and short dated fixed rate agencies. The year ended with the Fed Funds target at 2.25%, 125 basis points higher than at the start of 2004. In response to monetary policy, the weighted-average maturity of the Fund was shortened to around 15 days by year-end.

For the twelve months ended December 31, 2004, the total return of the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was 1.22%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.99% by 23 basis points. Lipper Analytical Services ranked the Cash Management Class of the Fund 15th among 142, 11th among 104, and 13th among 56 Institutional U.S. Government Money Market Funds for the one-year, five-years and ten-years ended December 31, 2004, respectively.

           CASH MANAGEMENT CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004

                        [CHART OF CASH MANAGEMENT CLASS]

                      AMERICAN AADVANTAGE U.S.            LIPPER INSTITUTIONAL U.S.
                   GOVERNMENT MONEY MARKET FUND     GOVERNMENT MONEY MARKET FUND AVERAGE
1 YEAR                         1.22                                0.99
3 YEARS*                       1.31                                1.08
5 YEARS*                       2.85                                2.61
10 YEARS*                      4.10                                3.95

                                  [END CHART]

*Annualized

                                                     ANNUALIZED TOTAL RETURNS
                                                  ==============================
                                                          AS OF 12/31/04
                                                  ------------------------------
                                                  1 YEAR     5 YEARS    10 YEARS
                                                  ------     -------    --------
Cash Management Class (1,3)..............          1.22%      2.85%       4.10%
PlanAhead Class (1)......................          0.85%      2.48%       3.73%
Platinum Class (1,2).....................          0.42%      2.07%       3.39%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the ten-year period represents the total returns achieved by the Cash Management Class from 1/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Cash Management Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in existence since 1/1/95.

3 Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2004

                                              CASH
                                           MANAGEMENT     PLANAHEAD      PLATINUM
                                              CLASS         CLASS          CLASS
                                          -----------    -----------    -----------
7-day Current Yield*                          2.08%         1.68%           1.29%
7-day Effective Yield*                        2.10%         1.69%           1.29%
30-day Yield*                                 2.00%         1.61%           1.21%
Weighted Average Maturity                   15 Days       15 Days         15 Days
Moody's Rating                                  Aaa           N/A             N/A
S&P Rating                                     AAAm           N/A             N/A

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

ASSET ALLOCATION AS OF DECEMBER 31, 2004

                                                                        % OF
                                                                     NET ASSETS*
                                                                     -----------
Government Securities                                                   53.5%
Repurchase Agreements                                                   52.4%
Net Other Liabilities                                                   -5.9%

*Percent of net assets portion of AMR Investment Services U.S. Government Money
 Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND(SM) -- CONTINUED
================================================================================

FUND EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
    The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

    You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                          BEGINNING        ENDING
                                                           ACCOUNT        ACCOUNT        EXPENSES PAID
                                                            VALUE          VALUE         DURING PERIOD*
                                                            7/1/04        12/31/04      7/1/04-12/31/04
                                                          ----------     ----------     ---------------
CASH MANAGEMENT CLASS
Actual                                                     $1,000.00      $1,007.70          $0.96
Hypothetical (5% return before expenses)                   $1,000.00      $1,024.18          $0.97
PLANAHEAD CLASS
Actual                                                     $1,000.00      $1,005.85          $2.80
Hypothetical (5% return before expenses)                   $1,000.00      $1,022.34          $2.83
PLATINUM CLASS
Actual                                                     $1,000.00      $1,003.66          $4.99
Hypothetical (5% return before expenses)                   $1,000.00      $1,020.16          $5.03

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.10%, 0.28%, and 0.50% for the Cash Management, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND(SM)
================================================================================

    The investment manager to the American AAdvantage Municipal Money Market Fund targeted a neutral weighted-average maturity in the first half of the year, focusing on variable rate demand notes (VRDNs) backed by either bond insurance or a bank letter of credit. As it became apparent the Fed would raise interest rates 25 basis points at the June FOMC meeting, the Fund maintained a high concentration in VRDNs and the investment manager allowed the average maturity to roll down. The investment manager will continue to focus purchases on the VRDN market and buy selective fixed rate instruments when opportunites surface in this rising interest rate environment.

     For the twelve months ended December 31, 2004, the total return of the PlanAhead Class of the American AAdvantage Municipal Money Market Fund was 0.31% as compared to the Lipper Tax-Exempt Money Market Average return of 0.56%.

              PLANAHEAD CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004

                           [CHART OF PLANAHEAD CLASS]

                         AMERICAN AADVANTAGE              LIPPER TAX-EXEMPT
                     MUNICIPAL MONEY MARKET FUND      MONEY MARKET FUND AVERAGE
1 YEAR                        $0.31                            $0.56
3 YEARS*                       0.52                             0.63
5 YEARS*                       1.48                             1.52
10 YEARS*                      2.31                             2.30

                                   [END CHART]

*Annualized

                                                      ANNUALIZED TOTAL RETURNS
                                                    ============================
                                                          AS OF 12/31/04
                                                    ----------------------------
                                                    1 YEAR   5 YEARS    10 YEARS
                                                    ------   -------    --------
PlanAhead Class (1)......................            0.31%    1.48%       2.31%
Platinum Class (1,2).....................            0.31%    1.20%       2.03%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the ten-year period represents the total returns achieved by the Institutional Class, a former Class of the Fund, from 1/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in place since 1/1/95.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2004

                                                            PLANAHEAD        PLATINUM
                                                              CLASS            CLASS
                                                           -----------      ----------
7-day Current Yield*                                          0.98%            0.98%
7-day Effective Yield*                                        0.98%            0.98%
30 day Yield*                                                 0.73%            0.73%
Weighted Average Maturity                                    5 Days          5 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2004

                                                                              % OF
                                                                           NET ASSETS*
                                                                           -----------
Moffat County, Colorado Pollution Control                                      9.4%
Michigan State Housing Development Authority                                   5.2%
Alachua County, Florida Housing Financial Authority                            5.2%
Village of Richton Park, Illinois-Industrial Development Revenue Bonds         5.1%
Gulf Coast Waste Disposal Authority (Texas)                                    4.8%
Industrial Development Authority of the City of Mesa, Arizona                  4.8%
Ohio Water Development Authority                                               4.8%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds                4.8%
Calcasieu Parish Public Trust Authority                                        4.5%
Brazos Harbor Industrial Development Corporation                               4.3%

*Percent of net assets portion of AMR Investment Services Municipal Money Market
 Portfolio.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND(SM) -- CONTINUED
================================================================================

ASSET ALLOCATION AS OF DECEMBER 31, 2004

                                                                        % OF
                                                                      NET ASSETS*
                                                                     ------------
Municipal Obligations                                                   92.3%
Other Investments                                                        7.5%
Net Other Assets                                                         0.2%

*Percent of net assets portion of AMR   Investment Services Municipal Money
 Market Portfolio.

FUND EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
    The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

    You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                           BEGINNING      ENDING
                                                            ACCOUNT       ACCOUNT        EXPENSES PAID
                                                             VALUE         VALUE         DURING PERIOD*
                                                            7/1/04        12/31/04      7/1/04-12/31/04
                                                          -----------    ----------     ---------------
PLANAHEAD CLASS
Actual                                                     $1,000.00      $1,002.43          $5.06
Hypothetical (5% return before expenses)                   $1,000.00      $1,020.08          $5.11
PLATINUM CLASS
Actual                                                     $1,000.00      $1,002.53          $4.97
Hypothetical (5% return before expenses)                   $1,000.00      $1,020.17          $5.02

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.51% and 0.50% for the PlanAhead and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
American AAdvantage Money Market Fund
American AAdvantage U.S. Government Money Market Fund
American AAdvantage Municipal Money Market Fund

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Fund, the American AAdvantage U.S. Government Money Market Fund, and the American AAdvantage Municipal Money Market Fund, (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for purposes of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

Chicago, Illinois
February 18, 2005

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004
================================================================================

                                                                                     U.S. GOVERNMENT    MUNICIPAL
                                                                     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                     ============    ===============   ============
                                                                              (IN THOUSANDS, EXCEPT SHARE
                                                                                  AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value ..........................     $    646,212      $    40,639      $    5,176
    Receivable for fund shares sold ............................               90                -               -
    Receivable from Manager for expense ........................
    reimbursement (Note 2) .....................................               15                2               3
    Prepaid expenses       .....................................               31               13               8
    Other assets ...............................................                -                -               2
                                                                     ------------      -----------      ----------
         TOTAL ASSETS ..........................................          646,348           40,654           5,189
                                                                     ------------      -----------      ----------
LIABILITIES:
    Payable for fund shares redeemed ...........................                2                -               -
    Dividends payable ..........................................               42               46               -
    Administrative service and service fees payable
      (Note 2) .................................................               80                3               2
    Distribution fees payable (Note 2) .........................               11                -               1
    Other liabilities ..........................................               84               29               8
                                                                     ------------      -----------      ----------
        TOTAL LIABILITIES ......................................              219               78              11
                                                                     ------------      -----------      ----------
NET ASSETS .....................................................     $    646,129      $    40,576      $    5,178
                                                                     ============      ===========      ==========
ANALYSIS OF NET ASSETS:
    Paid-in-capital ............................................          646,129           40,576           5,178
                                                                     ------------      -----------      ----------
NET ASSETS .....................................................     $    646,129      $    40,576      $    5,178
                                                                     ============      ===========      ==========
Shares outstanding (no par value):
    Cash Management Class ......................................      434,586,902       28,591,053             N/A
                                                                     ============      ===========      ==========
    Institutional Class ........................................       34,145,844              N/A             N/A
                                                                     ============      ===========      ==========
    PlanAhead Class ............................................      132,438,353        5,370,156       1,706,173
                                                                     ============      ===========      ==========
    Platinum Class .............................................       44,958,356        6,615,365       3,471,946
                                                                     ============      ===========      ==========
Net asset value per share, offering and redemption price per share:
    Cash Management Class ......................................     $       1.00      $      1.00             N/A
                                                                     ============      ===========      ==========
    Institutional Class ........................................     $       1.00              N/A             N/A
                                                                     ============      ===========      ==========
    PlanAhead Class ............................................     $       1.00      $      1.00      $     1.00
                                                                     ============      ===========      ==========
    Platinum Class .............................................     $       1.00      $      1.00      $     1.00
                                                                     ============      ===========      ==========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004
================================================================================

                                                                                     U.S. GOVERNMENT      MUNICIPAL
                                                                     MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                     ============    ===============    ============
                                                                                      (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income ............................................         $6,074            $610             $87
    Portfolio expenses .........................................           (475)            (51)             (8)
                                                                         ------            ----             ---
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO .........          5,599             559              79
                                                                         ------            ----             ---
FUND EXPENSES:
     Administrative service fees (Note 2):
        Cash Management Class ..................................             89              17               -
        Institutional Class ....................................             84               -               -
        PlanAhead Class ........................................            165              14               3
        Platinum Class .........................................            316              45              26
     Transfer agent fees:
        Cash Management Class ..................................             32               7               -
        Institutional Class ....................................              8               -               -
        PlanAhead Class ........................................             38               4               3
        Platinum Class .........................................             18               3               3
     Professional fees .........................................              8               4               -
     Registration fees and expenses ............................             47              28              31
     Distribution fees - Platinum Class (Note 2) ...............            122              17              10
     Service Fees - PlanAhead Class (Note 2) ...................            414              34               8
     Other expenses ............................................             46               6               4
                                                                         ------            ----             ---
           TOTAL FUND EXPENSES .................................          1,387             179              88
                                                                         ------            ----             ---
LESS WAIVER AND REIMBURSEMENT OF EXPENSES (NOTE 2) .............            140              38              28
                                                                         ------            ----             ---
           NET FUND EXPENSES ...................................          1,247             141              60
                                                                         ------            ----             ---
NET INVESTMENT INCOME ..........................................          4,352             418              19
                                                                         ------            ----             ---
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
     Net realized gain on investments ..........................             15               3               -
                                                                         ------            ----             ---
           NET GAIN ON INVESTMENTS .............................             15               3               -
                                                                         ------            ----             ---
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........         $4,367            $421             $19
                                                                         ======            ====             ===

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                  MONEY MARKET
                                                                           =========================
                                                                             YEAR ENDED DECEMBER 31,
                                                                           =========================
                                                                               2004          2003
                                                                             --------      --------
                                                                                (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ......................................            $     4,352   $     4,684
   Net realized gain on investments ...........................                     15             5
                                                                           -----------   -----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      4,367         4,689
                                                                           -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
    Cash Management Class .....................................                 (1,707)         (672)
    Institutional Class .......................................                   (883)       (2,597)
    PlanAhead Class ...........................................                 (1,553)       (1,034)
    Platinum Class ............................................                   (209)         (378)
   Net realized gain on investments:
    Cash Management Class .....................................                     (5)            -
    Institutional Class .......................................                     (3)           (3)
    PlanAhead Class ...........................................                     (5)           (1)
    Platinum Class ............................................                     (2)           (1)
                                                                           -----------   -----------
       DISTRIBUTIONS TO SHAREHOLDERS: .........................                 (4,367)       (4,686)
                                                                           -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ..............................              2,055,052     3,048,924
   Reinvestment of dividends and distributions ................                  4,040         3,467
   Cost of shares redeemed ....................................             (1,865,342)   (4,150,353)
                                                                           -----------   -----------
       NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
         TRANSACTIONS .........................................                193,750    (1,097,962)
                                                                           -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS .........................                193,750    (1,097,959)
NET ASSETS:
   Beginning of period ........................................                452,379     1,550,338
                                                                           -----------   -----------
   END OF PERIOD ..............................................            $   646,129   $   452,379
                                                                           ===========   ===========

                             See accompanying notes
--------------------------------------------------------------------------------

================================================================================

U.S. GOVERNMENT MONEY MARKET                 MUNICIPAL MONEY MARKET
=============================              ==========================
   YEAR ENDED DECEMBER 31,                   YEAR ENDED DECEMBER 31,
=============================              ==========================
  2004                 2003               2004                 2003
---------           ---------           --------            ---------
                           (IN THOUSANDS)
$     418           $     946           $     19            $      40
        3                   3                  -                    -
---------           ---------           --------            ---------
      421                 949                 19                   40
---------           ---------           --------            ---------
     (297)               (227)                 -                    -
        -                   -                  -                   (6)
      (93)               (675)                (7)                 (17)
      (28)                (44)               (12)                 (17)
       (2)                 (1)                 -                    -
        -                   -                  -                    -
       (1)                 (2)                 -                    -
        -                   -                  -                    -
---------           ---------           --------            ---------
     (421)               (949)               (19)                 (40)
---------           ---------           --------            ---------
  163,517             351,780             16,442               21,327
       48                  57                 19                   32
 (178,586)           (629,499)           (17,626)             (94,625)
---------           ---------           --------            ---------
  (15,021)           (277,662)            (1,165)             (73,266)
---------           ---------           --------            ---------
  (15,021)           (277,662)            (1,165)             (73,266)
   55,597             333,259              6,343               79,609
---------           ---------           --------            ---------
$  40,576           $  55,597           $  5,178            $   6,343
=========           =========           ========            =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940
(the "Act"), as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report:
American AAdvantage Money Market, American AAdvantage U.S. Government Money Market and American AAdvantage Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

    Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Differences between the classes include the services offered to and the expenses borne by each class. Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares. Effective October 9, 2003, the Institutional Class of the Municipal Money Market Fund was no longer offered.

    Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

AMERICAN AADVANTAGE:   --> INVESTS ASSETS IN -->       AMR INVESTMENT SERVICES TRUST:
-------------------                                    ------------------------------
Money Market Fund                                      Money Market Portfolio
U.S. Government Money Market Fund                      U.S. Government Money Market Portfolio
Municipal Money Market Fund                            Municipal Money Market Portfolio

    Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (11.95%, 16.29% and 14.67% at December 31, 2004 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

    AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

    The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

    The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

    Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

    Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

  Federal Income and Excise Taxes

    It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

    All dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 22% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Allocation of Income, Expenses, Gains and Losses

    Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

    The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

  Use of Estimates

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

    Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES
  Administrative Services Agreement

    The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

annualized fee of 0.10% of the average daily net assets of each of the Institutional, PlanAhead and Platinum Classes of the Funds.

    The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.55% of the average daily net assets of the Platinum Class of each Fund.

    A separate Administrative Services Plan has been adopted for the Cash Management Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.07% of the average daily net assets of the Cash Management Class of each Fund.

  Distribution Plan

    The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

    A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of each class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

  Service Agreement

    The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

  Reimbursement and Waiver of Expenses

    The Manager contractually agreed to reimburse each Cash Management Class Fund for other expenses through December 31, 2004 to the extent that total annual fund operating expenses exceed 0.15% and 0.19% for the Money Market and U.S. Government Money Market Funds, respectively.

    The Manager contractually agreed to reimburse the Platinum Class of each Fund for other expenses through December 31, 2004 to the extent that total annual fund operating expenses exceed 0.99%. In addition, the Manager agreed to voluntarily waive additional fees to the extent necessary to preserve a certain

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

minimum level of returns for PlanAhead and Platinum Class Fund shareholders. During the year ended December 31, 2004, the Manager waived or reimbursed expenses as follows:

FUND                                                                     AMOUNT
----                                                                    --------
Money Market Fund
  Cash Management Class ........................................        $103,320
  Platinum Class ...............................................          36,932
U.S. Government Money Market Fund
  Cash Management Class ........................................          25,824
  PlanAhead Class ..............................................           1,317
  Platinum Class ...............................................          11,270
Municipal Money Market Fund
  PlanAhead Class ..............................................           3,180
  Platinum Class ...............................................          24,416

  Expense Reimbursement Plan

    The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                                  U.S. GOVERNMENT          MUNICIPAL
YEAR         MONEY MARKET           MONEY MARKET          MONEY MARKET
----         ------------         ---------------         ------------
2006           $ 83,552               $77,375               $18,920
2007            140,252                38,411                27,596

  Other

    Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3. SUBSEQUENT EVENT

    Subsequent to December 31, 2004, AMR Investment Services, Inc. will become American Beacon Advisors, Inc. and the American AAdvantage Funds will be known as the American Beacon Funds. The name change becomes effective March 1, 2005.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

4. CAPITAL SHARE TRANSACTIONS

    The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2004
----------------------------

                                             CASH MANAGEMENT
MONEY MARKET FUND                                 CLASS        INSTITUTIONAL CLASS   PLANAHEAD CLASS    PLATINUM CLASS
-----------------                            ---------------   -------------------   ---------------    --------------
Shares sold ...............................     1,085,469             466,560            437,252             65,771
Reinvestment of dividends .................         1,712                 710              1,407                211
Shares redeemed ...........................      (769,990)           (592,216)          (433,193)           (69,943)
                                                ---------            --------           --------            -------
Net increase (decrease) in shares
   outstanding ............................       317,191            (124,946)             5,466             (3,961)
                                                =========            ========           ========            =======

                                             CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND                 CLASS                              PLANAHEAD CLASS    PLATINUM CLASS
---------------------------------            ---------------                         ---------------    --------------
Shares sold ...............................        90,815                                 68,510             4,192
Reinvestment of dividends .................             -                                     20                28
Shares redeemed ...........................       (84,284)                               (89,944)           (4,358)
                                                ---------                              ---------            ------
Net increase (decrease) in shares
   outstanding ............................         6,531                                (21,414)             (138)
                                                =========                              =========            ======

MUNICIPAL MONEY MARKET FUND                                                          PLANAHEAD CLASS    PLATINUM CLASS
---------------------------                                                          ---------------    --------------
Shares sold ...............................                                                5,961             10,481
Reinvestment of dividends .................                                                    7                 12
Shares redeemed ...........................                                               (7,335)           (10,291)
                                                                                          ------            -------
Net increase (decrease) in shares
   outstanding ............................                                               (1,367)               202
                                                                                          ======            =======

Year Ended December 31, 2003
----------------------------

                                             CASH MANAGEMENT
MONEY MARKET FUND                                 CLASS        INSTITUTIONAL CLASS   PLANAHEAD CLASS    PLATINUM CLASS
-----------------                            ---------------   -------------------   ---------------    --------------
Shares sold ...............................     1,008,426            1,783,321            190,773            66,404
Reinvestment of dividends .................           641                1,880                801               145
Shares redeemed ...........................      (898,314)          (2,101,032)          (220,137)         (930,870)
                                                ---------           ----------           --------          --------
Net increase (decrease) in shares
   outstanding ............................       110,753             (315,831)           (28,563)         (864,321)
                                                =========           ==========           ========          ========

                                             CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND                CLASS                                PLANAHEAD CLASS    PLATINUM CLASS
---------------------------------            ---------------                          ---------------    --------------
Shares sold ...............................        96,111                                  247,807             7,862
Reinvestment of dividends .................            18                                       17                22
Shares redeemed ...........................      (112,380)                                (396,154)         (120,965)
                                                ---------                                ---------           -------
Net decrease in shares outstanding ........       (16,251)                                (148,330)         (113,081)
                                                =========                                =========           =======

MUNICIPAL MONEY MARKET FUND                                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
---------------------------                                  -------------------    ---------------    --------------
Shares sold ...............................                          3,638                4,262              13,427
Reinvestment of dividends .................                              5                   17                  10
Shares redeemed ...........................                         (4,774)              (8,552)            (81,299)
                                                                   -------              -------            --------
Net decrease in shares outstanding ........                         (1,131)              (4,273)            (67,862)
                                                                   =======              =======            ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                      CASH MANAGEMENT CLASS
                                                     ====================================================
                                                          YEAR ENDED DECEMBER 31,             ONE MONTH
                                                     =================================           ENDED
                                                                                              DECEMBER 31,
                                                        2004         2003        2002           2001(B)
                                                     --------      --------     ------       ------------

Net asset value, beginning of period..............   $   1.00      $   1.00     $ 1.00         $  1.00
                                                     --------      --------     ------         -------
   Net investment income (A)......................       0.01          0.01       0.02               -(D)
   Less dividends from net investment income            (0.01)        (0.01)     (0.02)              -(D)
                                                     --------      --------     ------         -------
Net asset value, end of period....................   $   1.00      $   1.00     $ 1.00         $  1.00
                                                     ========      ========     ======         =======
Total return......................................       1.30%         1.08%      1.73%           0.19%(C)
                                                     ========      ========     ======         =======
Ratios and supplemental data:
   Net assets, end of period (in thousands)          $434,587      $117,395     $6,641         $15,006
   Ratios to average net assets (annualized)(A):
     Expenses ....................................       0.15%         0.16%      0.19%           0.19%
     Net investment income .......................       1.34%         1.03%      1.73%           1.96%
     Decrease reflected in above expense ratio
       due to absorption of expenses by the
       Manager....................................       0.08%         0.08%      0.03%              -

                                                                          INSTITUTIONAL CLASS
                                                      ============================================================
                                                                         YEAR ENDED DECEMBER 31,
                                                      ============================================================
                                                        2004          2003         2002         2001        2000
                                                      -------       --------     --------     --------    --------
Net asset value, beginning of period..............    $  1.00       $   1.00     $   1.00     $   1.00    $   1.00
                                                      -------       --------     --------     --------    --------
   Net investment income (A)......................       0.01           0.01         0.02         0.04        0.06
   Less dividends from net investment income            (0.01)         (0.01)       (0.02)       (0.04)      (0.06)
                                                      -------       --------     --------     --------    --------
Net asset value, end of period....................    $  1.00       $   1.00     $   1.00     $   1.00    $   1.00
                                                      =======       ========     ========     ========    ========
Total return .....................................       1.20%          0.97%        1.67%        4.15%       6.45%
                                                      =======       ========     ========     ========    ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)           $34,146       $159,092     $474,922     $805,843    $886,608
   Ratios to average net assets (annualized)(A):
     Expenses.....................................       0.24%          0.27%        0.24%        0.25%       0.24%
     Net investment income .......................       1.05%          1.00%        1.68%        4.13%       6.17%
     Decrease reflected in above expense ratio
       due to absorption of expenses by the
       Manager....................................          -              -            -            -           -

-----------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C) Not annualized.

(D) Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

========================================================     ===========================================================
                    PLANAHEAD CLASS                                                 PLATINUM CLASS
========================================================     ===========================================================
                 YEAR ENDED DECEMBER 31,                                         YEAR ENDED DECEMBER 31,
========================================================     ===========================================================

  2004        2003        2002        2001        2000         2004          2003         2002        2001         2000
--------    --------    --------    --------    --------     -------       -------      --------    --------    --------
$   1.00    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00       $  1.00      $   1.00    $   1.00    $   1.00
--------    --------    --------    --------    --------     -------       -------      --------    --------    --------
    0.01        0.01        0.01        0.04        0.06           -(D)          -(D)       0.01        0.03        0.06

   (0.01)      (0.01)      (0.01)      (0.04)      (0.06)          -(D)          -(D)      (0.01)      (0.03)      (0.06)
--------    --------    --------    --------    --------     -------       -------      --------    --------    --------
$   1.00    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00       $  1.00      $   1.00    $   1.00    $   1.00
========    ========    ========    ========    ========     =======       =======      ========    ========    ========
    0.93%       0.70%       1.37%       3.83%       6.14%       0.46%         0.25%         0.98%       3.45%       5.69%
========    ========    ========    ========    ========     =======       =======      ========    ========    ========

$132,438    $126,972    $155,535    $163,825    $299,304     $44,958       $48,920      $913,240    $868,395    $800,196

    0.51%       0.54%       0.54%       0.55%       0.54%       0.99%         0.96%         0.93%       0.93%       0.97%

    0.94%       0.71%       1.36%       3.83%       5.95%       0.43%         0.38%         0.97%       3.36%       5.54%

       -           -           -           -           -        0.07%         0.13%         0.01%          -           -

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                           CASH MANAGEMENT CLASS
                                                         ===========================================================
                                                                           YEAR ENDED DECEMBER 31,
                                                         ===========================================================
                                                           2004        2003          2002        2001(B)      2000
                                                         -------     -------       -------       -------     -------
Net asset value, beginning of period ................    $  1.00     $  1.00       $  1.00       $  1.00     $  1.00
                                                         -------     -------       -------       -------     -------
  Net investment income (A) .........................       0.01        0.01          0.02          0.04        0.06
  Less dividends from net investment income..........      (0.01)      (0.01)        (0.02)        (0.04)      (0.06)
                                                         -------     -------       -------       -------     -------
Net asset value, end of period.......................    $  1.00     $  1.00       $  1.00       $  1.00     $  1.00
                                                         =======     =======       =======       =======     =======
Total return.........................................       1.22%       1.04%         1.67%         4.09%       6.31%
                                                         =======     =======       =======       =======     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...........    $28,591     $22,060       $38,310       $66,302     $36,391
  Ratios to average net assets (annualized) (A):
     Expenses .......................................       0.19%       0.19%         0.19%         0.25%       0.26%
     Net investment income ..........................       1.21%       1.04%         1.69%         3.74%       6.16%
     Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager........       0.10%       0.18%         0.04%            -           -

-----------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to December 1, 2001, the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was known as the Institutional Class of the American AAdvantage U.S. Government Money Market Fund. The Institutional Class had a higher expense structure than the Cash Management Class.

(C) Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=========================================================     =========================================================
                     PLANAHEAD CLASS                                                PLATINUM CLASS
=========================================================     =========================================================
                 YEAR ENDED DECEMBER 31,                                          YEAR ENDED DECEMBER 31,
=========================================================     =========================================================

 2004         2003        2002          2001        2000       2004         2003          2002         2001       2000
------      --------    --------      -------     -------     ------       ------       --------     -------     ------

$ 1.00      $  1.00     $   1.00      $  1.00     $  1.00     $ 1.00       $ 1.00       $   1.00    $   1.00    $  1.00
------      --------    --------      -------     -------     ------       ------       --------    --------    -------
     -(C)      0.01         0.01         0.04        0.06          -(C)         -(C)        0.01        0.03       0.05
     -(C)     (0.01)       (0.01)       (0.04)      (0.06)         -(C)         -(C)       (0.01)      (0.03)     (0.05)
------      --------    --------      -------     -------     ------       ------       --------    --------    -------
$ 1.00      $  1.00     $   1.00      $  1.00     $  1.00     $ 1.00       $ 1.00       $   1.00    $   1.00    $  1.00
======      ========    ========      =======     =======     ======       ======       ========    ========    =======
  0.85%        0.61%        1.30%        3.79%       5.95%      0.42%        0.24%          0.90%       3.37%      5.53%
======      ========    ========      =======     =======     ======       ======       ========    ========    =======
$5,370      $26,785     $175,115      $78,934     $65,795     $6,615       $6,752       $119,833    $112,670    $78,857

  0.56%        0.58%        0.55%        0.55%       0.60%      0.98%        1.00%          0.95%       0.95%      1.00%
  0.68%        0.72%        1.25%        3.59%       5.81%      0.40%        0.31%          0.88%       3.20%      5.40%
  0.01%        0.04%           -            -           -       0.17%        0.20%          0.03%          -          -

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                              PLANAHEAD CLASS
                                                         ==========================================================
                                                                           YEAR ENDED DECEMBER 31,
                                                         ==========================================================
                                                          2004        2003          2002          2001        2000
                                                         ------      ------        ------        ------      ------

Net asset value, beginning of period ..................  $ 1.00      $ 1.00        $ 1.00        $ 1.00      $ 1.00
                                                         ------      ------        ------        ------      ------
  Net investment income (A):...........................       -(B)        -(B)       0.01          0.02        0.04
  Less dividends from net investment income............       -(B)        -(B)      (0.01)        (0.02)      (0.04)
                                                         ------      ------        ------        ------      ------
Net asset value, end of period ........................  $ 1.00      $ 1.00        $ 1.00        $ 1.00      $ 1.00
                                                         ======      ======        ======        ======      ======
Total return ..........................................    0.31%       0.32%         0.93%         2.25%       3.61%
                                                         ======      ======        ======        ======      ======
Ratios and supplemental data:
  Net assets, end of period (in thousands):............  $1,706      $3,072        $7,346        $3,669      $5,175
  Ratios to average net assets (annualized) (A):
     Expenses .........................................    0.94%       0.81%         0.57%         0.58%       0.63%
     Net investment income ............................    0.24%       0.36%         0.94%         2.30%       3.48%
     Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager ...........    0.10%       0.12%            -             -           -

-----------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=====================================================================
                             PLATINUM CLASS
=====================================================================
                         YEAR ENDED DECEMBER 31,
=====================================================================
 2004           2003               2002            2001         2000
------         ------            -------         -------      -------
$ 1.00         $ 1.00            $  1.00         $  1.00      $  1.00
------         ------            -------         -------      -------
     -(B)           -(B)               -(B)         0.02         0.03
     -(B)           -(B)               -(B)        (0.02)       (0.03)
------         ------            -------         -------      -------
$ 1.00         $ 1.00            $  1.00         $  1.00      $  1.00
======         ======            =======         =======      =======
  0.31%          0.20%              0.51%           1.82%        3.21%
======         ======            =======         =======      =======
$3,472         $3,271            $71,132         $59,427      $89,602

  0.97%          1.01%              0.99%           1.00%        1.02%
  0.29%          0.21%              0.52%           1.87%        3.17%

  0.61%          0.34%              0.02%              -            -

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for purposes of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernest & Young LLP

Chicago, Illinois
February 18, 2005

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2004
================================================================================

                                                                                          PAR
                                                                                         AMOUNT       VALUE
                                                                                        --------    ----------
                                                                                         (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 9.74%
Goldman Sachs, 2.29%, Due 1/3/2005 ..............................................      $526,451     $  526,451
                                                                                                    ----------
      TOTAL REPURCHASE AGREEMENTS ...............................................                      526,451
                                                                                                    ----------
EURODOLLAR TIME DEPOSITS - 12.02%
ABN AMRO Bank, 2.18%, Due 1/3/2005 ..............................................       250,000        250,000
Royal Bank of Canada, 2.125%, Due 1/3/2005 ......................................       200,000        200,000
Societe Generale, 2.25%, Due 1/3/2005 ...........................................       200,000        200,000
                                                                                                    ----------
      TOTAL EURODOLLAR TIME DEPOSITS ............................................                      650,000
                                                                                                    ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE D) - 33.46%
Bank One, NA, 2.46%, Due 2/10/2005 ..............................................        25,000         25,007
Barclays Bank, 2.449%, Due 9/29/2005 ............................................        50,000         49,968
Bayerische Landesbank, 2.21%, Due 5/9/2005 ......................................        75,000         75,011
BNP Paribas, 2.265%, Due 8/23/2005 ..............................................        65,000         64,976
Canadian Imperial Bank, 2.42%, Due 6/15/2005 ....................................       100,000         99,985
Credit Lyonnais, 2.385%, Due 9/12/2005 ..........................................        97,000         96,956
Credit Suisse First Boston Corporation, 2.559%, Due 9/26/2005 ...................       150,000        150,034
Fifth Third Bank, 2.21%, Due 11/14/2005 .........................................       197,000        196,906
National City Bank,
   2.13%, Due 1/3/2005 ..........................................................       200,000        200,000
   2.19%, Due 5/9/2005 ..........................................................        50,000         50,002
Societe Generale, 2.045%, Due 1/30/2006 .........................................        50,000         49,954
SouthTrust Bank,
   2.216%, Due 8/12/2005 ........................................................       150,000        149,976
   2.549%, Due 9/29/2005 ........................................................        64,000         64,017
   2.43%, 12/14/2005 ............................................................        40,000         39,989
SunTrust Bank, 2.02%, Due 10/3/2005 .............................................        55,500         55,514
Toronto Dominion Bank, 2.38%, 9/12/2005 .........................................       100,000         99,952
UBS AG, 2.03%, Due 1/30/2006 ....................................................        50,000         49,954
Unicredito Italiano, 2.439%, 12/19/2005 .........................................       166,000        165,916
US Bank, NA, 2.485%, Due 12/29/2005 .............................................       125,000        124,970
                                                                                                    ----------
      TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ................                    1,809,087
                                                                                                    ----------
VARIABLE RATE PROMISSORY NOTES (NOTE D) - 5.55%
Goldman Sachs Group, 2.28%, Due 8/9/2005 ........................................       300,000        300,000
                                                                                                    ----------
      TOTAL VARIABLE RATE PROMISSORY NOTES ......................................                      300,000
                                                                                                    ----------
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.77%
Metropolitan Life Insurance Company,
   2.48%, Due 11/21/2005 ........................................................       100,000        100,000
   2.56%, Due 12/1/2005 .........................................................        50,000         50,000
                                                                                                    ----------
      TOTAL VARIABLE RATE FUNDING AGREEMENTS ....................................                      150,000
                                                                                                    ----------
MEDIUM-TERM NOTES - 36.28%

FIXED RATE - 5.41%

Bank of Scotland Treasury Services plc, 2.53%, Due 3/14/2005 ....................       292,360        292,403
                                                                                                    ----------
      TOTAL FIXED RATE ..........................................................                      292,403
                                                                                                    ----------

VARIABLE RATE (NOTE D) - 30.87%

American Honda Finance Corporation,
   2.183%, Due 1/13/2005 ........................................................        25,000         25,001
   2.386%, Due 2/11/2005 ........................................................        10,000         10,002
   2.14%, Due 4/11/2005, 144A (Note C) ..........................................        60,000         60,021
   2.11%, Due 10/7/2005 .........................................................        25,000         25,018
Caterpillar Financial Services, 2.35%, Due 8/15/2005 ............................        71,000         71,038
Citigroup, Incorporated, 2.28%, Due 2/7/2005 ....................................       170,965        170,983
Credit Suisse First Boston Corporation, 2.278%, Due 4/5/2005 ....................        45,000         45,032

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2004
================================================================================

 PAR
                                                                                         AMOUNT         VALUE
                                                                                        --------      ----------
                                                                                         (DOLLARS IN THOUSANDS)
General Electric Capital Corporation, 2.51%, Due 1/17/2006 ......................      $180,000        $  180,000
General Electric Company, 2.15%, Due 10/24/2005 .................................        43,975            44,002
Merrill Lynch & Company, Incorporated,
  2.37%, Due 1/13/2005 ..........................................................       124,000           124,014
  2.37%, Due 1/18/2005 ..........................................................        20,000            20,003
Monumental Global Funding II, 144A (Note C)
  2.146%, Due 7/1/2005 ..........................................................        87,000            87,069
  2.06%, Due 7/6/2005 ...........................................................        55,000            55,015
Paccar Financial Corporation,
  2.04%, Due 4/15/2005 ..........................................................        35,000            35,001
  2.00%, Due 7/11/2005 ..........................................................        50,000            49,996
  2.44%, Due 9/16/2005 ..........................................................        40,000            39,993
Salomon Smith Barney Holdings, Incorporated, 2.086%, Due 4/1/2005 ...............       100,000           100,030
Toyota Motor Credit Corporation,
  2.058%, Due 1/14/2005 .........................................................        50,000            50,001
  2.266%, Due 2/11/2005 .........................................................        50,000            50,002
  2.451%, Due 6/22/2005 .........................................................        41,500            41,494
  2.02%, Due 10/7/2005 ..........................................................        70,000            70,007
  2.28%, Due 11/18/2005 .........................................................        50,000            50,003
US Bancorp, 2.65%, Due 9/16/2005 ................................................        20,000            20,025
Wells Fargo and Company,
  2.57%, Due 3/24/2005 ..........................................................        80,000            80,015
  2.379%, Due 9/29/2005 .........................................................        15,000            15,008
  2.373%, Due 1/13/2006, 144A (Note C) ..........................................       150,000           150,000
                                                                                                       ----------
     TOTAL VARIABLE RATE ........................................................                       1,668,773
                                                                                                       ----------
     TOTAL MEDIUM-TERM NOTES ....................................................                       1,961,176
                                                                                                       ----------
TOTAL INVESTMENTS - 99.82% (Cost $5,396,714) ....................................                       5,396,714
                                                                                                       ----------
OTHER ASSETS, NET OF LIABILITIES - 0.18% ........................................                           9,707
                                                                                                       ----------
TOTAL NET ASSETS - 100%..........................................................                      $5,406,421
                                                                                                       ==========

--------------
Based on the cost of investments of $5,396,714 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Collateral held at Bank of New York for Goldman Sachs, 4.50% -6.50%, Due 11/1/2009 - 12/1/2034, Total Value - $536,980.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $352,105 or 6.51% of net assets.
(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2004
================================================================================

 PAR
                                                                                      AMOUNT       VALUE
                                                                                     --------    ----------
                                                                                      (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 52.40%
Banc of America Securities, LLC, 2.23%, Due 1/4/2005 ......................          $ 15,000     $ 15,000
Goldman Sachs, 2.29%, Due 1/3/2005 ........................................            50,737       50,737
UBS Tri Party,
  2.20%, Due 1/3/2005 .....................................................            45,000       45,000
  2.25%, Due 1/3/2005 .....................................................            20,000       20,000
                                                                                                  --------
     TOTAL REPURCHASE AGREEMENTS ..........................................                        130,737
                                                                                                  --------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 53.45%
Federal Home Loan Bank,
  Discount Note, 2.15%, Due 1/21/2005 (Note B) ............................             4,000        3,995
  Variable Rate Note, 1.11%, Due 7/26/2005 (Note C)........................            15,000       14,998
  Variable Rate Note, 1.10%, Due 8/2/2005 (Note C).........................            15,000       14,999
  Variable Rate Note, 0.993%, Due 10/5/2005 (Note C).......................             5,000        4,998
Federal Home Loan Mortgage Corporation,
  Discount Note, 2.29%, Due 1/24/2005 (Note B) ............................             3,600        3,595
  Discount Note, 2.29%, Due 2/1/2005 (Note B) .............................             5,000        4,990
  Agency Note, 3.875%, Due 2/15/2005 ......................................            10,000       10,020
  Discount Note, 2.395%, Due 3/15/2005 (Note B)............................            10,000        9,951
  Variable Rate Note, 1.085%, Due 9/9/2005 (Note C) .......................             5,000        5,001
Federal National Mortgage Association,
  Discount Note, 2.30%, Due 2/4/2005 (Note B) .............................             3,100        3,093
  Agency Note, 1.375%, Due 2/11/2005 ......................................            20,000       19,980
  Discount Note, 2.40%, Due 2/23/2005 (Note B).............................             1,495        1,490
  Discount Note, 2.39%, Due 3/4/2005 (Note B) .............................             5,000        4,979
  Variable Rate Note, 0.98%, Due 10/3/2005 (Note C)........................            10,000        9,995
  Variable Rate Note, 1.47%, Due 10/3/2005 (Note C)........................             6,300        6,297
  Variable Rate Note, 1.05%, Due 12/9/2005 (Note C)........................            15,000       14,992
                                                                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS .............................                        133,373
                                                                                                  --------
TOTAL INVESTMENTS - 105.85% (COST $264,110) ...............................                        264,110
                                                                                                  --------
LIABILITIES, NET OF OTHER ASSETS - (5.85%).................................                        (14,591)
                                                                                                  --------
TOTAL NET ASSETS - 100% ...................................................                       $249,519
                                                                                                  ========

-------------
Based on the cost of investments of $264,110 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00%, Due 4/1/2034, Total Value - $15,300; and Goldman Sachs, 5.50%, Due 2/1/2019 - 11/1/2034, Total Value - $51,751; and at JP Morgan Chase Bank for UBS Securities, LLC, 2.851 - 4.102%, Due 11/1/2033 - 12/1/2034, Total
    Value - $66,103.
(B) Rates represent discount rate.
(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2004
================================================================================

                                                                                                 PAR
                                                                                                AMOUNT           VALUE
                                                                                               --------        --------
                                                                                                (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS (NOTE A) - 92.27%
ARIZONA - 4.82%
Industrial Development Authority of the City of Mesa, Arizona-Variable Rate Revenue
  Bonds-Series 199B (Discovery Health Systems), 1.99%, Due 1/1/2029, LOC MBIA ................    $1,700        $ 1,700
                                                                                                                -------
     TOTAL ARIZONA ...........................................................................                    1,700
                                                                                                                -------
COLORADO - 9.35%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984 (Ute Electric
  Company Project), Bond Insurance - Ambac Assurance Corporation, 1.95%,
  Due 7/1/2010, SPA Societe Generale .........................................................     3,300          3,300
                                                                                                                -------
     TOTAL COLORADO ..........................................................................                    3,300
                                                                                                                -------
FLORIDA - 5.19%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
  Series 2001 (University Cove Apartment Project), 2.02%, Due 6/15/2034,
  LOC SouthTrust Bank, NA ....................................................................     1,830          1,830
                                                                                                                -------
     TOTAL FLORIDA............................................................................                    1,830
                                                                                                                -------
ILLINOIS - 8.13%
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois, Series 1996
  (Countryside Landfill Inc. Project), 2.07%, Due 4/1/2021, LOC JP Morgan Chase Bank .........     1,070          1,070
Village of Richton Park, Illinois-Industrial Development Revenue Bonds-Series 1997
  (Avatar Corporation Project), 2.19%, Due 4/1/2027, LOC Fifth Third Bank ....................     1,800          1,800
                                                                                                                -------
     TOTAL ILLINOIS ..........................................................................                    2,870
                                                                                                                -------
INDIANA - 4.76%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989
  (ND-Tech Corporation Project), 2.03%, Due 7/1/2009, LOC Societe Generale ...................     1,000          1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue Bonds, Series 1991
  (Group Dekko Int'l Project), 2.05%, Due 12/1/2011, LOC Bank One ............................       680            680
                                                                                                                -------
     TOTAL INDIANA ...........................................................................                    1,680
                                                                                                                -------
KENTUCKY - 5.99%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001
  (North American Stainless, L.P.), 2.01%, Due 5/1/2031, LOC Fifth Third Bank ................     1,100          1,100
County of Breckinridge, Kentucky Association of Counties Leasing Trust, Lease Program
  Revenue Bonds, Series 2001A, 2.00%, Due 2/1/2031, LOC US Bank ..............................     1,015          1,015
                                                                                                                -------
     TOTAL KENTUCKY ..........................................................................                    2,115
                                                                                                                -------
LOUISIANA - 4.50%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series 1997
  (WPT Corporation Project), 2.05%, Due 12/1/2027, LOC JP Morgan Chase Bank ..................     1,589          1,589
                                                                                                                -------
     TOTAL LOUISIANA .........................................................................                    1,589
                                                                                                                -------
MARYLAND - 4.76%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I
  (The Grand), 2.01%, Due 6/1/2030, LOC Federal National Mortgage Association ................     1,680          1,680
                                                                                                                -------
     TOTAL MARYLAND ..........................................................................                    1,680
                                                                                                                -------
MICHIGAN - 10.23%
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Series XII-X,
  Bond Insurance - Ambac Assurance Corporation, 2.03%, Due 9/1/2031, SPA Lloyds TSB...........     1,000          1,000
Michigan State Hospital Finance Authority, Hospital Equipment Loan Program Bonds, Series A,
  2.01%, Due 12/1/2023, LOC National City Bank NA ............................................       775            775

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2004
================================================================================

                                                                                                       PAR
                                                                                                      AMOUNT        VALUE
                                                                                                     --------      ------
                                                                                                     (DOLLARS IN THOUSANDS)
Michigan State Housing Development Authority Variable Rate Limited Obligation Multifamily
  Housing Revenue Refunding Bonds, 2.03%, Due 6/1/2018, LOC Bank of New York ...................       $1,835     $ 1,835
                                                                                                                  -------
     TOTAL MICHIGAN ............................................................................                    3,610
                                                                                                                  -------
NEVADA - 2.83%
Nevada Housing Divison-Variable Rate Demand Multi-Unit Housing Revenue Bonds-Series 2004
  (Sundance Village Apartments), 2.00%, Due 10/1/2035, LOC Citibank ............................        1,000       1,000
                                                                                                                  -------
     TOTAL NEVADA ..............................................................................                    1,000
                                                                                                                  -------
NEW YORK - 2.83%
New York City Municipal Water Finance Authority, Water and Sewer Revenue Bonds, Series 1993C
  Adjustable Rate Fiscal Bonds, 2.10%, Due 6/15/2022, Bond Insurance - Financial
  Guaranty Insurance Company ...................................................................        1,000       1,000
                                                                                                                  -------
     TOTAL NEW YORK ............................................................................                    1,000
                                                                                                                  -------
OHIO - 4.82%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B
  (Waste Management, Incorporated Project), 2.09%, Due 7/1/2020, LOC Fleet National Bank .......        1,700       1,700
                                                                                                                  -------
     TOTAL OHIO ................................................................................                    1,700
                                                                                                                  -------
PENNSYLVANIA - 8.32%
Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds,
  Series 1995 (Grafika Commerial Printing Inc.), 2.09%, Due 9/1/2010,
  LOC First Union National Bank ................................................................        1,035       1,035
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
  Commercial Development Bonds (William Penn Plaza Project), 2.05%,
  Due 12/1/2016, LOC PNC Bank, NA ..............................................................          900         900
Delaware Valley, Pennsylvania Regional Finance Authority
  (Bucks, Chester, Delaware and Montgomery Counties)-Local Government Revenue Bonds-
  Series 1986 (Bi-Modal Multi-Term Format/Mode 1 Bonds), 1.98%, Due 8/1/2016,
  LOC Toronto Domion ...........................................................................        1,000       1,000
                                                                                                                  -------
     TOTAL PENNSYLVANIA ........................................................................                    2,935
                                                                                                                  -------
TEXAS - 12.48%
Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue Bonds,
  Series 2002 (Republic Waste Services of Texas, Ltd. Project), 2.05%, Due 12/1/2024,
  LOC Bank of America Corporation...............................................................        1,500       1,500
City of Midlothian, Texas Industrial Development Corporation, Environmental Facilities
  Revenue Bonds, Series 1999 (Holnam Texas Limited Partnership Project) 2.03%,
  Due 9/1/2031, LOC Bank One ...................................................................        1,200       1,200
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities Revenue Bonds,
  Series 2002 (Waste Corporation of Texas, L.P. Project), 2.04%, Due 9/1/2022,
  LOC - Wells Fargo Texas ......................................................................        1,705       1,705
                                                                                                                  -------
     TOTAL TEXAS ...............................................................................                    4,405
                                                                                                                  -------
UTAH - 3.26%
Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996
  (Holman, Inc. Project), 2.05%, Due 8/1/2031, LOC Wachovia Bank, NA ...........................        1,150       1,150
                                                                                                                  -------
     TOTAL UTAH ................................................................................                    1,150
                                                                                                                  -------
     TOTAL MUNICIPAL OBLIGATIONS ...............................................................                   32,564
                                                                                                                  -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2004
================================================================================

                                                                                     SHARES              VALUE
                                                                                    --------            -------
                                                                                       (DOLLARS IN THOUSANDS)
OTHER INVESTMENTS - 7.54%
Dreyfus Municipal Cash Management Plus, Inc. .............................             42,044           $    42
Federated Municipal Obligations Fund .....................................          1,563,186             1,563
BlackRock Provident MuniCash Fund ........................................          1,056,159             1,056
                                                                                                        -------
     TOTAL OTHER INVESTMENTS .............................................                                2,661
                                                                                                        -------
TOTAL INVESTMENTS - 99.81% (COST $35,225) ................................                               35,225
                                                                                                        -------
OTHER ASSETS, NET OF LIABILITIES - 0.19% .................................                                   69
                                                                                                        -------
TOTAL NET ASSETS - 100% ..................................................                              $35,294
                                                                                                        =======

Based on the cost of investments of $35,225 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004
================================================================================

                                                                                      U.S. GOVERNMENT       MUNICIPAL
                                                                     MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                     ============     ===============     ============
                                                                                      (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $4,870,263,
      $133,373 and $35,225, respectively) .....................       $4,870,263          $133,373           $35,225
   Repurchase agreements (cost - $526,451,
       $130,737 and $0 respectively) ..........................          526,451           130,737                 -
   Dividends and interest receivable ..........................           10,311               443                77
                                                                      ----------          --------           -------
         TOTAL ASSETS .........................................        5,407,025           264,553            35,302
                                                                      ----------          --------           -------
LIABILITIES:
   Payable for investments purchased ..........................                -            15,000                 -
   Management and investment advisory fees payable (Note 2)....              422                22                 4
   Other liabilities ..........................................              182                12                 4
                                                                      ----------          --------           -------
         TOTAL LIABILITIES ....................................              604            15,034                 8
                                                                      ----------          --------           -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.......       $5,406,421          $249,519           $35,294
                                                                      ==========          ========           =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004
================================================================================

                                                                                       U.S. GOVERNMENT       MUNICIPAL
                                                                      MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                                      ============     ===============      ============
                                                                                        (IN THOUSANDS)
INVESTMENT INCOME:
     Interest income ...........................................         $77,015            $3,739              $511
                                                                         -------            ------              ----
          TOTAL INVESTMENT INCOME ..............................          77,015             3,739               511
                                                                         -------            ------              ----
EXPENSES:
     Management and investment advisory fees (Note 2)...........           5,461               265                41
     Custodian fees ............................................             382                19                 3
     Professional fees. ........................................             132                 3                 1
     Other expenses. ...........................................             125                11                 2
                                                                         -------            ------              ----
          TOTAL EXPENSES .......................................           6,100               298                47
                                                                         -------            ------              ----
NET INVESTMENT INCOME ..........................................          70,915             3,441               464
                                                                         -------            ------              ----
REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments ..........................             208                15                 -
                                                                         -------            ------              ----
           NET GAIN ON INVESTMENTS .............................             208                15                 -
                                                                         -------            ------              ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $71,123            $3,456              $464
                                                                         =======            ======              ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                    U.S. GOVERNMENT                 MUNICIPAL
                                                         MONEY MARKET                 MONEY MARKET                MONEY MARKET
                                                  ===========================   =========================   =======================
                                                    YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                                  ===========================   =========================   =======================
                                                      2004          2003            2004          2003          2004        2003
                                                  ===========================   =========================   =======================
                                                                                     (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .....................    $     70,915   $     52,671   $     3,441   $     3,099   $   464       $    496
   Net realized gain on investments ..........             208             42            15             9         -              -
                                                  ------------   ------------   -----------   -----------   -------       --------
     TOTAL INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS .......................          71,123         52,713         3,456         3,108       464            496
                                                  ------------   ------------   -----------   -----------   -------       --------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions .............................      59,602,193     55,478,689     1,351,736     1,085,963    56,379         81,957
   Withdrawals ...............................     (59,216,512)   (57,817,456)   (1,340,743)   (1,324,638)  (61,336)      (154,776)
                                                  ------------   ------------   -----------   -----------   -------       --------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM TRANSACTIONS IN
       INVESTORS' BENEFICIAL INTERESTS .......         385,681     (2,338,767)       10,993      (238,675)   (4,957)       (72,819)
                                                  ------------   ------------   -----------   -----------   -------       --------

     NET INCREASE (DECREASE) IN NET ASSETS             456,804     (2,286,054)       14,449      (235,567)   (4,493)       (72,323)
                                                  ------------   ------------   -----------   -----------   -------       --------

NET ASSETS:
   Beginning of period .......................       4,949,617      7,235,671       235,070       470,637    39,787        112,110
                                                  ------------   ------------   -----------   -----------   -------       --------
   END OF PERIOD .............................    $  5,406,421   $  4,949,617   $   249,519   $   235,070   $35,294        $39,787
                                                  ============   ============   ===========   ===========   =======        =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                          MONEY MARKET
                                                                        ===============================================
                                                                                   YEAR ENDED DECEMBER 31,
                                                                        ===============================================
                                                                        2004     2003        2002        2001     2000
                                                                       ------   ------      ------      ------   ------
Total return .......................................................    1.34%    1.13%       1.81%       4.30%     N/A
Ratios to average net assets (annualized):
     Expenses ......................................................    0.11%    0.11%       0.11%       0.11%    0.11%
     Net investment income .........................................    1.30%    1.14%       1.81%       3.95%    6.40%

--------------------------------------------------------------------------------

================================================================================

         U.S. GOVERNMENT MONEY MARKET                           MUNICIPAL MONEY MARKET
=============================================       ============================================
           YEAR ENDED DECEMBER 31,                              YEAR ENDED DECEMBER 31,
=============================================       ============================================
2004       2003      2002        2001    2000       2004     2003       2002       2001     2000
----      -----     -----       -----   -----       ----     -----      -----     -----    -----
1.30%     1.11%      1.74%      4.24%     N/A       1.18%    1.08%      1.39%      2.71%     N/A

0.11%     0.12%      0.12%      0.11%    0.13%      0.11%    0.12%      0.12%      0.13%    0.13%
1.30%     1.13%      1.71%      3.99%    6.27%      1.14%    1.05%      1.39%      2.71%    4.05%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities. All collateral is held at the custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

  Use of Estimates

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

    Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

    The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Interfund Lending Program

    Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolios to lend money to other participating series managed by the Manager. For the year ended December 31, 2004, the Money Market Portfolio earned $1,070 under the credit facility. This amount is included in interest income on the financial statements.

  Other

    Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3. SUBSEQUENT EVENT

    Subsequent to December 31, 2004, the AMR Investment Services Money Market Portfolios will become the American Beacon Master Money Market Portfolios. The name change becomes effective March 1, 2005.

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited)
================================================================================

    A special meeting of shareholders of the American AAdvantage Funds (the "Trust") was held on August 11, 2004. The meeting related to each series of the Trust (the "Funds"). The purpose of the meeting was to consider proposals regarding: (i) re-election of the five current Trustees and the election of three additional Trustees; (ii) changes to certain fundamental investment policies of the Funds; and (iii) the adoption of an amendment to the Declaration of Trust of the Trust to permit the Trustees to amend the Declaration of Trust in the future without shareholder approval under certain circumstances. Certain of the Funds ("Feeder Funds") currently operate under a "master-feeder" structure, pursuant to which a Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (each a "Portfolio") of the AMR Investment Services Trust ("AMR Trust") that has an identical investment objective to the Feeder Fund. Interestholders of the AMR Trust, principally the Feeder Funds, held a separate meeting to elect Trustees and to vote on proposed changes to certain fundamental investment policies of the Portfolios of the corresponding Feeder Funds. In addition, the interestholders voted on whether to approve a Conversion Agreement pursuant to which the AMR Trust would convert from a New York common trust to a Massachusetts business trust. Shareholders of each Feeder Fund were asked to provide voting instructions to the AMR Trust meeting. Each Feeder Fund cast its votes at the AMR Trust meeting in the same proportion as the votes cast by the Feeder Fund's shareholders.

    Proposals 1, 3, 4, and 6 were Trust-level matters and therefore required a majority of the shareholders of the Trust to vote to achieve a quorum. Proposals 2 and 5 were Fund-level matters and therefore required a majority of the shareholders of a Fund to vote to achieve a quorum for that Fund. A quorum of the Trust was present for Proposals 1 and 4, and each proposal was approved by shareholders. Except for the Money Market and Municipal Money Market Funds, a quorum of each Fund was present for Proposals 2 and 5, and each proposal was approved by shareholders. A quorum of the Trust was present for Proposals 3 and 6, but there were not enough votes in favor of either proposal for shareholder approval.

    Proposals 2 and 5 for the Money Market and Municipal Money Market Funds and Proposals 3 and 6 for the Trust were adjourned to a second special meeting of shareholders on August 24, 2004. A quorum was still not present for the Money Market and Municipal Money Market Funds with respect to Proposals 2 and 5 at the August 24th meeting, so those matters were adjourned to a third special meeting of shareholders on September 17, 2004. A quorum of the Trust was present for Proposals 3 and 6, but the votes were not recorded and the Trust adjourned these matters to the September 17th meeting to coincide with the other Fund-level matters.

    At the September 17th meeting, a quorum was present for the Money Market and Municipal Money Market Funds, and Proposals 2 and 5 were approved by shareholders. In addition, a quorum of the Trust was present for Proposals 3 and 6, and each proposal was approved by shareholders.

    The final voting results for each Proposal are presented on the following page. The vote tallies for Proposals 1, 3, 4, and 6 include votes cast by shareholders of Funds not contained in this annual report.

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(1) Elected the following Trustees to the Trust's Board of Trustees: W. Humphrey Bogart, Brenda A. Cline, Alan D. Feld, Richard A. Massman, Stephen D. O'Sullivan, William F. Quinn, R. Gerald Turner, and Kneeland Youngblood.

                                             TRUST
                          ------------------------------------------
                               FOR                       WITHHELD
                              -----                      --------
Bogart                    650,590,849.241             14,422,434.627
Cline                     650,579,020.453             14,434,263.415
Feld                      645,570,380.770             19,442,903.098
Massman                   650,575,979.241             14,437,304.627
O'Sullivan                650,346,585.401             14,666,698.477
Quinn                     650,521,466.241             14,492,457.627
Turner                    647,812,023.453             17,201,260.415
Youngblood                650,456,805.241             14,556,478.627

(2)(a) Approved a change to the fundamental investment limitation on investments in commodities.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         226,730,052.110        4,564,294.000          32,904,356.120
          Against          3,074,933.700          406,295.000             195,123.000
          Abstain          11,729,088.080         87,615.000                 0.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(2)(b) Approved a change to the fundamental investment limitation on lending securities.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         222,577,475.230        4,564,294.000          32,865,110.120
          Against          7,139,911.580          406,295.000             195,122.000
          Abstain          11,816,687.080         87,615.000               39,247.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(2)(c) Approved the deletion of the fundamental investment limitation on affiliated transactions.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         220,180,992.310        3,477,061.000          32,904,360.120
          Against          9,573,919.500         1,493,528.000            195,119.000
          Abstain          11,779,162.080          87,615.000                0.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(2)(d) Approved a change to the fundamental investment limitation on the issuance of senior securities.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         222,154,012.230        4,071,626.000          32,904,360.120
          Against          7,530,585.580          894,226.000            195,119.000
          Abstain          11,849,476.080          92,352.000               0.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(2)(e) Approved a change to the fundamental investment limitation on borrowing.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         222,583,327.230        4,071,626.000          32,904,360.120
          Against          7,121,635.580          898,963.000            195,119.000
          Abstain         11,829,111.080          87,615.000                0.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(2)(f) Approved a change to the fundamental investment limitation on concentration of investments in the banking industry.

                     MONEY MKT
                  ---------------
    For           222,743,754.230
Against            7,112,587.580
Abstain           11,677,732.080

(3) Approved an amendment to the Trust's Declaration of Trust.

                              MONEY MKT
                           ---------------
              For          510,760,770.656
          Against           27,955,243.657
          Abstain           24,870,260.385
Broker Non-Votes*           36,787,359.000

(4) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Investment Services Trust (the "AMR Trust") to elect a Board of Trustees.

                                             TRUST
                          ------------------------------------------
                                FOR                      WITHHELD
                               -----                     --------
Bogart                    440,288,258.060             8,585,009.017
Cline                     440,282,948.530             8,590,318.547
Feld                      440,288,258.060             8,585,009.017
Massman                   440,288,258.060             8,585,009.017
O'Sullivan                440,282,948.530             8,590,318.547
Quinn                     440,288,258.060             8,585,009.017
Turner                    440,282,948.530             8,590,318.547
Youngblood                440,288,258.060             8,585,009.017

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(5)(a) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on investments in commodities with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
             For          226,456,630.110         4,564,294.000          32,904,356.120
          Against          3,292,749.700           188,638.000             195,123.000
          Abstain         11,784,694.080           305,272.000                0.000
Broker Non-Votes*              0.000                  0.000               8,934,287.000

(5)(b) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on lending securities with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         221,981,421.230        4,564,294.000          32,865,110.120
          Against          7,550,777.580          188,638.000            195,122.000
          Abstain          12,001,875.080         305,272.000             39,247.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(5)(c) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve the deletion of the fundamental investment limitation on affiliated transactions with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
             For          220,151,923.310        3,477,061.000          32,904,360.120
          Against          9,345,520.500         1,275,871.000           195,119.000
          Abstain         12,036,630.080          305,272.000               0.000
Broker Non-Votes*             0.000                  0.000              8,934,287.000

(5)(d) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on the issuance of senior securities with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
             For          222,172,054.230        4,070,791.000          32,865,114.120
          Against          7,337,242.580          676,569.000             195,119.000
          Abstain         12,024,777.080          310,844.000              39,246.000
Broker Non-Votes*             0.000                  0.000               8,934,287.000

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(5)(e) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on borrowing with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
               For        222,003,125.310        4,071,626.000          32,904,360.120
          Against          7,526,537.500          681,306.000            195,119.000
          Abstain         12,004,411.080          305,272.000               0.000
Broker Non-Votes*              0.000                 0.000              8,934,287.000

(5)(f) Authorized the Trust, on behalf of the Money Market Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on concentration of investments in the banking industry with respect to the corresponding portfolio of the AMR Trust.

                    MONEY MKT
                  ---------------
    For           222,335,064.310
Against            7,345,953.500
Abstain           11,853,056.080

(6) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a Conversion Agreement.

                                 TRUST
                            ---------------
              For           312,363,071.187
          Against            20,695,326.179
          Abstain            12,389,615.881
Broker Non-Votes*            20,115,849.000

---------------
*Certain broker-dealers, third party administrators and other intermediaries who offer Fund shares to their clients vote on behalf of their clients in favor of routine proposals (e.g., Proposals 1 and 4), while entering a "non-vote" for all non-routine proposals. If the underlying clients do not themselves vote the non-routine proposals, the shares remain in the broker non-vote category and effectively count as "against" votes.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST
(Unaudited)
================================================================================

     The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                             OF TIME SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                              AND CURRENT DIRECTORSHIPS
---------------------      ------------------                   -------------------------------------------
INTERESTED TRUSTEES
                                  TERM
                                  ----
                             Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

William F. Quinn** (56)       President and       President (1986-Present) and Director (2001-Present), AMR Investment
                            Trustee since 1987    Services, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present),
                             and AMR Trust        American Airlines Federal Credit Union; Director, Crescent Real Estate Equities,
                                since 1995        Inc. (1994-Present); Director, Pritchard, Hubble & Herr, LLC (investment adviser)
                                                  (2001-Present); Director of Investment Committee, Southern Methodist University
                                                  Endowment Fund (1996-Present); Member of Advisory Board, Southern Methodist
                                                  University Cox School of Business (1999-2002); Member of Pension Manager
                                                  Committee, New York Stock Exchange (1997-1998, 2000-2002); Vice Chairman,
                                                  Committee for the Investment of Employee Benefits (2004-Present); Chairman of
                                                  Defined Benefit Sub-Committee, Committee for the Investment of Employee Benefits
                                                  (1982-2004); Director, United Way of Metropolitan Tarrant County (1988-2000,
                                                  2004-Present); Trustee, American AAdvantage Select Funds (1999-Present); Trustee,
                                                  American AAdvantage Mileage Funds (1995-Present).

Alan D. Feld** (68)         Trustee since 1996    Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present);
                                                  Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint
                                                  Properties, Inc. (1994-Present); Trustee, American AAdvantage Select Funds
                                                  (1999-Present); Trustee, American AAdvantage Mileage Funds (1996-Present).

NON-INTERESTED TRUSTEES
                                  TERM
                                  ----
                             Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

W. Humphrey Bogart (60)     Trustee since 2004    Consultant, New River Canada Ltd. (mutual fund servicing company)
                                                  (1998-2003); Board Member, Baylor University Medical Center Foundation
                                                  (1992-2004); Trustee, American AAdvantage Select Funds (2004-Present);
                                                  Trustee, American AAdvantage Mileage Funds (2004-Present).

Brenda A. Cline (44)        Trustee since 2004    Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art
                                                  Foundation (1993-Present); Trustee, Texas Christian University (1998-Present);
                                                  Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children's Health Foundation)
                                                  (2001-Present); Trustee, American AAdvantage Select Funds (2004-Present);
                                                  Trustee, American AAdvantage Mileage Funds (2004-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST - (CONTINUED)
(Unaudited)
================================================================================

                                  POSITION, TERM OF
                                  OFFICE AND LENGTH
                                   OF TIME SERVED                     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS              WITH EACH TRUST                               AND CURRENT DIRECTORSHIPS
---------------------             ------------------                  -------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)
Richard A. Massman (61)           Trustee since 2004    Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                        (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American AAdvantage
                                                        Select Funds (2004-Present); Trustee, American AAdvantage Mileage Funds
                                                        (2004-Present).

Stephen D. O'Sullivan (69)         Trustee of Trust     Consultant (1994-Present); Trustee, American AAdvantage Select Funds
                                      since 1987        (1999-Present); Trustee, American AAdvantage Mileage Funds (1995-
                                   and AMR Trust        Present).
                                      since 1995

R. Gerald Turner (59)             Trustee since 2001    President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                                ChemFirst (1986-2002); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                                (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                     (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing)
                                                        (2003-Present); Director, First Broadcasting Investment Partners, LLC
                                                        (2003-Present); Member, United Way of Dallas Board of Directors; Member,
                                                        Salvation Army of Dallas Board of Directors; Member, Methodist Hospital
                                                        Advisory Board; Member, Knight Commission on Intercollegiate Athletics;
                                                        Trustee, American AAdvantage Select Funds (2001-Present); Trustee, American
                                                        AAdvantage Mileage Funds (2001-Present).

Kneeland Youngblood (49)          Trustee since 1996    Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                      (1998-Present); Director, Burger King Corporation (2004-Present); Trustee,
Suite 1740                                              The Hockaday School (1997-Present); Director, Starwood Hotels and Resorts
Dallas, Texas 75201                                     (2001-Present); Member, Council on Foreign Relations (1995-Present);
                                                        Director, Just For the Kids (1995-2001); Director, L&B Realty Advisors
                                                        (1998-2000); Trustee, Teachers Retirement System of Texas (1993-1999);
                                                        Director, Starwood Financial Trust (1998-2001); Trustee, St. Mark's School
                                                        of Texas (2002-Present); Trustee, American AAdvantage Select Funds
                                                        (1999-Present); Trustee, American AAdvantage Mileage Funds (1996-Present).

OFFICERS
                                        TERM
                                        ----
                                      One Year

Brian E. Brett (44)                 VP since 2004       Vice President, Director of Sales, AMR Investment Services, Inc.
                                                        (2004-Present); Regional Vice President, Neuberger Berman, LLC
                                                        (investment adviser) (1996-2004).

Nancy A. Eckl (42)                VP of Trust since     Vice President, Trust Investments, AMR Investment Services, Inc.
                                    1990 and AMR        (1990-Present).
                                   Trust since 1995

Michael W. Fields (50)            VP of Trust since     Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                    1989 and AMR        (1988-Present).
                                   Trust since 1995

Barry Y. Greenberg (41)           VP since 1995 and     Vice President, Legal, Compliance and Administration, AMR Investment
                                    Secretary since     Services, Inc. (1995-Present); Director, Pritchard, Hubble & Herr, LLC
                                        2004            (investment adviser) (2004-Present).

Rebecca L. Harris (38)             Treasurer since      Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                        1995

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST - (CONTINUED)
(Unaudited)
================================================================================

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                             OF TIME SERVED                     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                               AND CURRENT DIRECTORSHIPS
---------------------       ------------------                  -------------------------------------------

OFFICERS (CONT.)
John B. Roberson (46)         VP of Trust since    Vice President, Client Relations & Special Projects, AMR Investment
                               1989 and AMR        Services, Inc. (2004-Present); Vice President, Director of Sales, AMR
                              Trust since 1995     Investment Services, Inc. (1991-2004); Director, Pritchard, Hubble & Herr,
                                                   LLC (investment adviser) (2001-Present).

-----------------
* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust and AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's and AMR Trust's sub-advisers.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
PRIVACY POLICY
(Unaudited)
================================================================================

The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

o information we receive from you on applications or other forms;

o information about your transactions with us or our service providers; and

o information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                                  [LOGO OF AMR]

--------------------------------------------------------------------------------

                                  [LOGO OF AMR]

--------------------------------------------------------------------------------

                                    AMERICAN
                               AADVANTAGE FUNDS(R)
================================================================================

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi- Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

           [LOGO]                                                     [LOGO]
         BY E-MAIL:                                              ON THE INTERNET:
American_AAdvantage.Funds@aa.com                      Visit our website at www.aafunds.com

--------------------------------------------------------------------------------

                     [LOGO]                                                           [LOGO]
                  BY TELEPHONE:                                                      BY MAIL:
Cash Management Class         PlanAhead Class(R)                Cash Management Class
 Institutional Class          ------------------                 Institutional Class
--------------------         Call (800) 388-3344                  Platinum Class(SM)                  PlanAhead Class(R)
 Call (800) 658-5811                                              ------------------                  ------------------
  Platinum Class(SM)                                           American AAdvantage Funds          American AAdvantage Funds
 -------------------                                        4151 Amon Carter Blvd., MD 2450            P.O. Box 219643
Call (800) 967-9009                                              Fort Worth, TX 76155             Kansas City, MO 64121-9643

--------------------------------------------------------------------------------

       AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semiannual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund's portfolio holdings is also available on the Funds' website (www.aafunds.com) approximately thirty days after the end of each fiscal quarter.

     AVAILIABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund's Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. Each Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Funds' Forms N-PX are available on the SEC's website at www.sec.gov. Each Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN                      TRANSFER AGENT                     INDEPENDENT REGISTERED        DISTRIBUTOR
STATE STREET BANK AND TRUST    BOSTON FINANCIAL DATA SERVICES     PUBLIC ACCOUNTING FIRM        FORESIDE FUND SERVICES
Boston, Massachusetts          Kansas City, Missouri              ERNST & YOUNG LLP             Portland, Maine
                                                                  Chicago, Illinois

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

================================================================================

American Airlines, Inc.is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class and American AAdvantage Money Market Fund are registered service marks of AMR Investment Services, Inc. Platinum Class, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------

533227

                      [AMERICAN AADVANTAGE FUNDS LOGO]

---------------------------------------o---------------------------------------


                                 ANNUAL REPORT

                               December 31, 2004


                                   [GRAPHIC]


                                                              S&P 500 INDEX FUND
                                                            SMALL CAP INDEX FUND
                                                 INTERNATIONAL EQUITY INDEX FUND



                           MANAGED BY AMR INVESTMENTS

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation. Incorporated in
1986, we are directly
responsible for the investment
management and oversight of AMR
Corporation's defined benefit
and defined contribution plans,
as well as its fixed income
investments.

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

                                    Contents
                                    --------------------------------------------
                                    President's Message.....................   1
                                    Performance Overviews...................   4
                                    American AAdvantage Funds
                                       Statements of Assets and
                                          Liabilities.......................  12
                                       Statements of Operations.............  13
                                       Statements of Changes in Net Assets..  14
                                       Notes to Financial Statements........  15
                                       Financial Highlights.................  21
                                    State Street Equity 500 Index Portfolio
                                       Portfolio of Investments.............  32
                                       Statement of Assets and Liabilities..  38
                                       Statement of Operations..............  39
                                       Statements of Changes in Net Assets..  40
                                       Financial Highlights.................  41
                                       Notes to Financial Statements........  42
                                    Master Small Cap Index Series
                                       Summary Schedule of Investments......  49
                                       Statement of Assets and Liabilities..  56
                                       Statement of Operations..............  57
                                       Statements of Changes in Net Assets..  58
                                       Financial Highlights.................  59
                                       Notes to Financial Statements........  60
                                    Master International Index Series
                                       Summary Schedule of Investments......  69
                                       Statement of Assets and Liabilities..  75
                                       Statement of Operations..............  76
                                       Statements of Changes in Net Assets..  77
                                       Financial Highlights.................  78
                                       Notes to Financial Statements........  79
                                    Additional Information.....Inside Back Cover

American AAdvantage Funds                                      December 31, 2004

                                                            [BILL QUINN PICTURE]

FELLOW SHAREHOLDERS,

E nclosed please find the Annual Report for the American AAdvantage S&P 500, International Equity, and Small Cap Index Funds for the twelve months ended December 31, 2004.

     The year 2004 ended on a positive note, as the major market indices posted gains. The S&P 500 Index reported a gain of 10.88%, the MSCI EAFE Index increased 20.25%, and the Dow Jones Industrial Average was up 5.31%.

     During the year, the American AAdvantage S&P 500 Index Fund realized an increase of 10.76%, the American AAdvantage Small Cap Index Fund grew by 17.91%, and the American AAdvantage International Equity Index Fund returned 20.12%.

     Looking forward, each of these Funds will continue to pursue their objective to replicate the returns, before expenses, of each Fund's corresponding Index.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                            Sincerely,

                                            -s- WILLIAM F. QUINN
                                            William F. Quinn, President
                                            American AAdvantage Funds

                             (AMERICAN EAGLE LOGO)

DOMESTIC ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The beginning of 2004 brought a significant rise in equities driven by better than expected earnings. The Russell 2000 Index posted a total return of 6.26% and the S&P 500 Index posted a total return of 1.69% for the first quarter of 2004.

     The second quarter of 2004 showed flat to positive returns for the domestic equity market influenced mainly by indecisive investors. This behavior stemmed from continued political tension in the U.S., violence in Iraq, record high oil prices, and improving economic data.

     The flow of economic news continually pointed towards a strengthening economy. However, the stock market still faced a number of uncertain challenges, including the geopolitical situation, record high oil prices, U.S. election build up, and a shifting Fed policy.

     The equity markets generally sank in July and August, weighted by second-quarter earnings releases that failed to offer enough exuberance regarding the second half of the year, a stunningly weak July jobs report and a sharp rise in crude oil prices. The fourth quarter, however, proved to be the break out that investors were looking for in the U.S. equity markets as negative October news segued into positive November and December news. As a result of lower oil prices, unwinding of the election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce. As expected, the Federal Reserve continued to raise the Federal Funds rate. During 2004, the Fed more than doubled the Federal Funds rate from 1% to its current rate of 2.25%. Overall, favorable liquidity conditions, stimulative fiscal policy, and rising earnings expectations have been responsible for the equity bull market that began in October 2002.

     2004 ended with an economy that is beginning to slow, a deceleration in earnings growth, the Fed continuing to move rates higher, anticipation of legislative progress on many fronts in Washington and continuing concerns about the structural problems of debt and deficits as reflected by a significant decline in the U.S. dollar.

     The recent increase in equity prices to new cyclical highs has led to questions about how much upside potential exists. Valuation levels, at least on an absolute basis, are somewhat stretched, although the profit environment is still strong enough to support the market. Equity prices could have fallen as a result of the Fed's recent rate hike, but clearly have been benefiting from recent declines in bond yields as well as from the declining dollar.

S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company.

Russell 2000 Index is a service mark of the Frank Russell Company.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND(SM)+
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2004, the total return of the Institutional Class of the American AAdvantage S&P 500 Index Fund was 10.76%, in line with the S&P 500 Index return of 10.88% and in excess of the Lipper S&P 500 Objective Funds Index return of 10.56%.

                                    (GRAPH)

       INSTITUTIONAL   PLANAHEAD     S&P 500     LIPPER S&P 500
           CLASS         CLASS        INDEX          INDEX
12/96..  $10,000.00    $10,000.00   $10,000.00     $10,000.00
12/97..  $13,309.00    $13,309.00   $13,336.00     $13,308.00
12/98..  $17,151.00    $17,113.00   $17,147.00     $17,079.00
12/99..  $20,702.00    $20,576.00   $20,755.00     $20,601.00
12/00..  $18,807.00    $18,646.00   $18,867.00     $18,685.00
12/01..  $16,528.00    $16,319.00   $16,625.00     $16,404.00
12/02..  $12,847.00    $12,633.00   $12,951.00     $12,746.00
12/03..  $16,478.00    $16,126.00   $16,665.00     $16,345.00
12/04..  $18,251.00    $17,772.00   $18,479.00     $18,071.00

                                 ANNUALIZED TOTAL RETURNS
                           -------------------------------------
                                  PERIODS ENDED 12/31/04
                           -------------------------------------
                                                        SINCE
                                                      INCEPTION
                           1 YEAR   3 YEAR   5 YEAR   (12/31/96)
                           ------   ------   ------   ----------
Institutional Class(1)...  10.76%   3.36%    -2.49%     7.81%
PlanAhead Class(1, 2)....  10.21%   2.89%    -2.89%     7.45%
Lipper S&P 500 Objective
 Funds Index.............  10.56%   3.28%    -2.59%     7.68%
S&P 500 Index............  10.88%   3.59%    -2.30%     7.98%

1.  Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 12/31/96 up to 3/2/98, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 12/31/96.
     All ten sectors of the S&P 500 Index (the "Index") had positive returns for 2004. Not surprisingly, the Energy sector, up 31.3%, was the top performer this year due to surging oil prices, which fueled investor optimism. The second best performing sector for 2004 was Utilities, which was up 24.5%. Health Care, up 1.9%, was the weakest performing sector for 2004 as threats of competition from drug imports and concerns about declining new product pipelines punished some of the larger companies within this sector. Information Technology, up 2.6%, was not much better than the Health Care sector, having been the worst-performing sector of the Index during the third quarter of 2004. In general, many of the more speculative companies in this sector fell due to lackluster spending on technology by corporate America.
     The top contributing stocks to the Index's return for the twelve-month period ended December 31, 2004 were Exxon Mobil (up 28.0%), General Electric (up 20.7%) and Johnson & Johnson (up 25.2%). The largest detractors for the year were Pfizer (down 22.3%), Intel (down 26.6%) and Cisco Systems (down 20.3%).
     As of December 31, 2004, the Fund's largest sector weightings were Financials (20.6% of assets), Information Technology (16.0% of assets), and Health Care (12.7% of assets), consistent with the top sector weightings in the Index.
     The investment manager continues to utilize a replication strategy, owning all 500 names in the S&P 500 Index in approximately the same weightings as the Index. Therefore, the Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
General Electric Co.                               3.4%
Exxon Mobil Corp.                                  2.9%
Microsoft Corp.                                    2.6%
Citigroup, Inc.                                    2.2%
Wal Mart Stores, Inc.                              2.0%
Pfizer, Inc.                                       1.8%
Bank of America Corp.                              1.7%
Johnson & Johnson                                  1.7%
American Int'l Group, Inc.                         1.5%
IBM                                                1.5%

*   Percent of total common stock or equity investments held by

    State Street Equity 500 Index Portfolio

+ The S&P 500 Index Fund is not sponsored, sold or promoted by Standard &
  Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this fund.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND(SM) -- CONTINUED
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

EQUITY SECTOR ALLOCATION

                                              % OF EQUITIES*
                                              --------------
Financials                                        20.6%
Information Technology                            16.0%
Health Care                                       12.7%
Consumer Discretionary                            11.9%
Industrials                                       11.8%
Consumer Staples                                  10.5%
Energy                                             7.1%
Telecommunication Services                         3.3%
Materials                                          3.1%
Utilities                                          2.9%

* Percent of total common stocks or equity investments held by State Street Equity 500 Index Portfolio

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and PlanAhead Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and PlanAhead Classes Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                           BEGINNING    ENDING
                            ACCOUNT     ACCOUNT     EXPENSES PAID
                             VALUE       VALUE     DURING PERIOD*
                            7/1/04     12/31/04    7/1/04-12/31/04
                           ---------   ---------   ---------------
INSTITUTIONAL CLASS
Actual                     $1,000.00   $1,070.98        $0.89
Hypothetical               $1,000.00   $1,024.27        $0.87
  (5% return before expenses)
PLANAHEAD CLASS
Actual                     $1,000.00   $1,068.55        $3.26
Hypothetical               $1,000.00   $1,021.99        $3.18
  (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.17%, 0.63%, for the Institutional, and PlanAhead Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM)
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2004, the total return of the Institutional Class of the American AAdvantage Small Cap Index Fund was 17.91%. The Fund's performance was slightly below the Russell 2000(R) Index return of 18.33%, and the Lipper Small-Cap Core Funds Index return of 18.36%.

                                    (GRAPH)

                            LIPPER
          INSTITUTIONAL   SMALL-CAP      RUSSELL
              CLASS       CORE INDEX   2000 INDEX
7/31/00    $10,000.00     $10,000.00   $10,000.00
12/00      $ 9,741.00     $10,166.00   $ 9,725.00
12/01      $ 9,943.00     $10,890.00   $ 9,967.00
12/02      $ 7,917.00     $ 8,795.00   $ 7,926.00
12/03      $11,631.00     $12,391.00   $11,671.00
12/04      $13,714.00     $14,666.00   $13,810.00

                                       ANNUALIZED TOTAL RETURNS
                                      ---------------------------
                                        PERIODS ENDED 12/31/04
                                      ---------------------------
                                                          SINCE
                                                        INCEPTION
                                      1 YEAR   3 YEAR   (7/31/00)
                                      ------   ------   ---------
Institutional Class(1)..............  17.91%   11.32%     7.42%
Lipper Small-Cap Core Index.........  18.36%   10.43%     9.06%
Russell 2000 Index..................  18.33%   11.48%     7.58%

1.  Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

     For the year, 11 of 12 Russell 2000 sectors posted positive returns. The top-performing sector was Other Energy, returning an impressive 50.5%, followed by Other (which includes many conglomerates) and Integrated Oils, up 44.8% and 38.1%, respectively. The worst performing sector for the year was Technology, with a negative return of 1.9%, followed by Consumer Staples, up 13.5%, and Health Care, up 15.9%.

     The Index's best individual performers for 2004 were W.R. Grace & Co, up 429.6%, NitroMed Inc., up 339.8%, and Coldwater Creek Inc., up 321.0%. The worst performing stocks for the year were Genta Inc., down 83.1%, FLYi Inc., down 82.0%, and Verso Technologies Inc., down 77.7%.

     The Fund will continue to strive to meet its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
New Century Financial Corp. (REIT)                 0.23%
Terex Corp.                                        0.21%
Crown Holdings, Inc.                               0.20%
Goodyear Tire & Rubber Co.                         0.20%
Landstar System, Inc.                              0.20%
Valeant Pharmaceuticals International              0.20%
First Bancorp Of Puerto Rico                       0.20%
Joy Global, Inc.                                   0.19%
Energen Corp.                                      0.19%
Tesoro Corp.                                       0.19%

EQUITY SECTOR ALLOCATION

                                              % OF EQUITIES*
                                              --------------
Financial Services                                 24.1%
Consumer Discretionary                             17.8%
Technology                                         12.6%
Health Care                                        11.8%
Materials & Processing                             10.0%
Producer Durables                                   8.1%
Other Energy                                        4.8%
Autos and Transportation                            4.4%
Utilities                                           4.2%
Consumer Staples                                    1.6%
Other                                               0.5%
Integrated Oils                                     0.1%

* Percent of total common stock or equity investments held by Master Small Cap Index Series

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM) -- CONTINUED
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the Institutional Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                           BEGINNING    ENDING
                            ACCOUNT     ACCOUNT     EXPENSES PAID
                             VALUE       VALUE     DURING PERIOD*
                            7/1/04     12/31/04    7/1/04-12/31/04
                           ---------   ---------   ---------------
INSTITUTIONAL CLASS
Actual                     $1,000.00   $1,106.47        $1.25
Hypothetical               $1,000.00   $1,023.95        $1.20
  (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.24%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

INTERNATIONAL ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The first quarter of 2004 began with a renewed investor appetite for risk and upward movement in the MSCI EAFE in January and February. Fears of terrorist activity resurfaced as the markets reacted sharply to the attack in Madrid. The "flight to quality" took over and top performers featured high-quality and value issues, as market uncertainty caused investors to change favor from the low-quality, low-price, and high beta securities that performed well in the fourth quarter of 2003.

     The second quarter of 2004 showed positive yet unimpressive returns for the global equity markets influenced mainly by indecisive global investors. This behavior stemmed from continued political tension in the U.S., violence in Iraq, record high oil prices, and improving economic data over the quarter. The shift in investor favor from low-quality, low-price, and high beta securities to higher-quality, higher-cap and lower-beta stocks that began at the end of the first quarter grew stronger into the second quarter of 2004.

     The third quarter proved to be a slightly negative period as the MSCI EAFE returned -0.28% and the MSCI World returned -1.00%. The war in Iraq and the risks associated with the geopolitical situation did nothing to ease investors' fears, especially as oil prices continued to climb.

     However, oil prices began to recede in the fourth quarter, and international market indices broke out of their slump with a vengeance. The MSCI EAFE returned 15.32% and the MSCI World returned 11.95% for the fourth quarter alone.

     The European markets moved upward over the year, with the Dow Jones STOXX 50 closing at 2,774.77, up 114.40 points or 4.30% in euros, and the FTSE 100 closing at 4,814.30, up 337.40 points or 7.54% in UK sterling. In the Asian markets, the Hang Seng Index closed up 1,654.20 points at 14,230.14 or 13.15% in Hong Kong dollars and the Nikkei 225 Index closed up 812.12 points at 11,488.76 or 7.61% in yen.

     The European Central Bank (ECB) decided to maintain exchange rates at 2.00% throughout the year, the lowest level since 1999.

     The U.S. dollar is set for the longest annual losing streak since 1987, as it is being hampered by record current account and fiscal deficits, less appetite among foreign investors for U.S. assets, and comments from Federal Reserve and Treasury officials suggesting they favor a weaker dollar. The dollar stands at a near record low against the euro, down over 15% from its high for the year. At the end of the year, the dollar traded at a record high against the yen, but both currencies are sliding in line together against the euro.

     Although the regional European economy is lagging, companies are well placed to benefit from improving external demand. Earnings momentum is building, but the strong euro will trim unhedged overseas earnings.

     UK companies are feeling the effects of stronger sterling, higher interest rates (via the housing market and retail sales) and modest economic recovery.

     In Japan, disappointing economic data has raised questions about the sustainability of the recovery, but the bottom up evidence supports equity valuations.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM)
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2004, the Institutional Class of the American AAdvantage International Equity Index Fund posted an impressive total return of 20.12%, closely tracking the MSCI EAFE Index return of 20.25% and outperforming the Lipper International Large-Cap Core Funds Index return of 17.10%.

                                    (GRAPH)

                                          LIPPER
          INSTITUTIONAL      EAFE      INTERNATIONAL
              CLASS         INDEX          INDEX
----------------------------------------------------
7/31/00    $10,000.00     $10,000.00    $10,000.00
12/00      $ 9,297.00     $ 9,338.00    $ 9,191.00
12/01      $ 7,239.00     $ 7,321.00    $ 7,413.00
12/02      $ 6,106.00     $ 6,177.00    $ 6,387.00
12/03      $ 8,479.00     $ 8,560.00    $ 8,687.00
12/04      $10,185.00     $10,294.00    $10,304.00

                                       ANNUALIZED TOTAL RETURNS
                                      ---------------------------
                                        PERIODS ENDED 12/31/04
                                      ---------------------------
                                                          SINCE
                                                        INCEPTION
                                      1 YEAR   3 YEAR   (7/31/00)
                                      ------   ------   ---------
Institutional Class(1)..............  20.12%   12.05%     0.42%
Lipper Int'l. Large-Cap Core Funds
 Index..............................  17.10%   4.80%     -1.71%
EAFE Index(2).......................  20.25%   12.02%     0.66%

1.  Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Performance is that of the MSCI EAFE Index through 9/30/01, the MSCI Provisional EAFE Index from 10/1/01 through 5/31/02, and the MSCI EAFE Index thereafter.
     All 21 countries in the MSCI EAFE Index ("EAFE") posted positive returns for the year. Ten countries posted returns in excess of 30% and Finland was the only country to post single digit growth, coming in at slightly over 6%. The top performer was Austria, up 71.5%, followed by Norway and Greece, with respective returns of 53.3% and 46.1%, all in U.S. dollars. The worst performers for the year were Finland, the Netherlands, and Switzerland with respective returns of 6.1%, 12.2%, and 15.0%.
     Turning to sector performance, all 10 EAFE sectors posted positive returns for the year, led by Utilities, up 33.7%, Energy, up 24.2%, and Financials, up 23.6%. Lagging performers were Information Technology, up 6.8%, Health Care, up 14.3%, and Consumer Staples, up 18.0%. Although they lagged in comparison with other sectors, all but one sector had double-digit returns for the year.
     The Index's best individual performers for 2004 were Aristocrat Leisure Ltd, up 501.9%, Elan Corp. PLC, up 286.8%, and Rakuten Inc., up 159.3%. The worst performers were Waterford Wedgwood PLC, down 65.2%, Seat Pagine Gialle SpA, down 51.6%, and Tiscali, down 46.9%.
     The American AAdvantage International Equity Index Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
BP plc                                             2.3%
HSBC Holdings plc                                  2.1%
Vodafone Group plc                                 1.9%
GlaxoSmithKline plc                                1.5%
Total SA                                           1.4%
Royal Dutch Petroleum Co.                          1.4%
Novartis AG                                        1.3%
Toyota Motor Corp.                                 1.3%
Nestle SA                                          1.2%
Royal Bank of Scotland Group plc                   1.2%

EQUITY SECTOR ALLOCATION

                                      % OF EQUITIES*   EAFE
                                      --------------   -----
Financials                                27.4%        27.6%
Consumer Discretionary                    12.4%        12.3%
Industrials                                9.7%         9.5%
Health Care                                8.0%         8.0%
Energy                                     8.0%         8.1%
Consumer Staples                           8.0%         8.1%
Telecommunication Services                 7.6%         7.7%
Materials                                  7.3%         7.2%
Information Technology                     6.4%         6.3%
Utilities                                  5.2%         5.2%

* Percent of total common stock or equity investments held by Master International Index Series.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM) -- CONTINUED
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

COUNTRY ALLOCATION

                         (COUNTRY WEIGHTINGS PIE CHART)

                                      % OF EQUITIES*   EAFE
                                      --------------   -----
United Kingdom                            25.1%        25.0%
Japan                                     21.8%        21.9%
France                                     9.4%         9.4%
Germany                                    7.0%         7.0%
Switzerland                                6.8%         6.8%
Australia                                  5.0%         5.1%
Netherlands                                4.7%         4.8%
Italy                                      4.3%         4.3%
Spain                                      4.1%         4.1%
Sweden                                     2.5%         2.5%
Hong Kong                                  1.7%         1.7%
Finland                                    1.4%         1.4%
Belgium                                    1.3%         1.3%
Ireland                                    0.9%         0.9%
Singapore                                  0.9%         0.8%
Denmark                                    0.8%         0.8%
Greece                                     0.6%         0.6%
Norway                                     0.6%         0.6%
Austria                                    0.4%         0.4%
Portugal                                   0.4%         0.4%
New Zealand                                0.3%         0.2%

* Percent of total common stock or equity investments held by Master International Index Series

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the Institutional Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM) -- CONTINUED
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                           BEGINNING    ENDING
                            ACCOUNT     ACCOUNT     EXPENSES PAID
                             VALUE       VALUE     DURING PERIOD*
                            7/1/04     12/31/04    7/1/04-12/31/04
                           ---------   ---------   ---------------
INSTITUTIONAL CLASS
Actual                     $1,000.00   $1,148.13        $1.41
Hypothetical               $1,000.00   $1,023.82        $1.33
  (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.26%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

AMERICAN AADVANTAGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004
--------------------------------------------------------------------------------
(in thousands, except share and per share amounts)

                                                                S&P 500     SMALL CAP    INTERNATIONAL
                                                                 INDEX        INDEX      EQUITY INDEX
                                                              -----------   ----------   -------------
ASSETS:
    Investment in master portfolio, at value................  $   292,503   $   40,312    $   24,465
    Receivable for fund shares sold.........................          414           --            --
                                                              -----------   ----------    ----------
        TOTAL ASSETS........................................      292,917       40,312        24,465
                                                              -----------   ----------    ----------

LIABILITIES:
    Payable for fund shares redeemed........................        1,783        1,099         1,300
    Administrative service fees payable (Note 2)............           20            2             1
    Other liabilities.......................................          102           15             8
                                                              -----------   ----------    ----------
        TOTAL LIABILITIES...................................        1,905        1,116         1,309
                                                              -----------   ----------    ----------
NET ASSETS..................................................  $   291,012   $   39,196    $   23,156
                                                              ===========   ==========    ==========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................  $   266,446   $   31,015    $   24,132
    Undistributed net investment income.....................          128           21           (32)
    Accumulated net realized loss...........................      (46,710)        (270)       (1,176)
    Unrealized net appreciation of investments and futures
      contracts.............................................       71,148        8,430           232
                                                              -----------   ----------    ----------
NET ASSETS..................................................  $   291,012   $   39,196    $   23,156
                                                              ===========   ==========    ==========
SHARES OUTSTANDING (NO PAR VALUE):
    Institutional Class.....................................   14,894,778    3,117,551     2,464,801
                                                              ===========   ==========    ==========
    PlanAhead Class.........................................    2,855,327          N/A           N/A
                                                              ===========   ==========    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
    Institutional Class.....................................  $     16.43   $    12.57    $     9.39
                                                              ===========   ==========    ==========
    PlanAhead Class.........................................  $     16.23          N/A           N/A
                                                              ===========   ==========    ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2004
--------------------------------------------------------------------------------
(in thousands)

                                                              S&P 500   SMALL CAP   INTERNATIONAL
                                                               INDEX      INDEX     EQUITY INDEX
                                                              -------   ---------   -------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
    Portfolio income........................................  $5,590     $  514        $  572
    Portfolio expenses......................................    (124)       (36)          (24)
                                                              -------    ------        ------
        NET INVESTMENT INCOME ALLOCATED FROM MASTER
          PORTFOLIO.........................................   5,466        478           548
                                                              -------    ------        ------
FUND EXPENSES:
    Administrative service fees (Note 2):
        Institutional Class.................................     118         23            12
        PlanAhead Class.....................................      99         --            --
    Transfer agency fees:
        Institutional Class.................................      77         11             6
        PlanAhead Class.....................................      15         --            --
    Custody and Accounting fees.............................      12         18            12
    Professional fees.......................................      23          3             1
    Registration fees.......................................      24          3             3
    Service fees - PlanAhead Class (Note 2).................      99         --            --
    Printing................................................      40          7             3
    Other expenses..........................................      20          3            --
                                                              -------    ------        ------
        TOTAL FUND EXPENSES.................................     527         68            37
                                                              -------    ------        ------
NET INVESTMENT INCOME.......................................   4,939        410           511
                                                              -------    ------        ------
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER
  PORTFOLIO:
    Net realized gain (loss) from investment transactions...  (3,558)     1,654         5,436
    Net realized gain from futures transactions.............     814         --            --
    Net change in unrealized appreciation of investments and
      futures contracts.....................................  26,225      2,795          (739)
                                                              -------    ------        ------
        NET GAIN ON INVESTMENTS.............................  23,481      4,449         4,697
                                                              -------    ------        ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $28,420    $4,859        $5,208
                                                              =======    ======        ======

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                                S&P 500 INDEX               SMALL CAP INDEX         INTERNATIONAL EQUITY INDEX
                                          --------------------------   --------------------------   --------------------------
                                           YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                          --------------------------   --------------------------   --------------------------
                                             2004           2003          2004           2003          2004           2003
                                          -----------   ------------   -----------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................   $  4,939      $   3,826      $     410      $    253      $    511       $   175
   Net realized gain (loss) on
     investments and futures
     transactions.......................     (2,744)       (10,276)         1,654           264         5,436           (66)
   Change in net unrealized appreciation
     (depreciation) of investments and
     futures contracts..................     26,225         69,056          2,795         8,677          (739)        2,328
                                           --------      ---------      ---------      --------      --------       -------
       NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS.......     28,420         62,606          4,859         9,194         5,208         2,437
                                           --------      ---------      ---------      --------      --------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
       Institutional Class..............     (4,253)        (3,602)          (409)         (242)         (617)         (148)
       PlanAhead Class..................       (670)          (356)            --            --            --            --
   Net realized gain from investments
     and futures transactions:
       Institutional Class..............         --             --         (1,785)           --            --            --
                                           --------      ---------      ---------      --------      --------       -------
       TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS....................     (4,923)        (3,958)        (2,194)         (242)         (617)         (148)
                                           --------      ---------      ---------      --------      --------       -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares........     46,823        185,256        101,166        67,986        62,034         6,510
   Reinvestments of dividends and
     distributions......................      4,893          3,847          2,194           242           617           148
   Cost of shares redeemed..............    (64,181)      (188,024)      (134,585)      (20,651)      (54,129)       (3,816)
                                           --------      ---------      ---------      --------      --------       -------
       NET INCREASE (DECREASE) IN NET
        ASSETS FROM CAPITAL SHARE
        TRANSACTIONS....................    (12,465)         1,079        (31,225)       47,577         8,522         2,842
                                           --------      ---------      ---------      --------      --------       -------
NET INCREASE (DECREASE) IN NET ASSETS...     11,032         59,727        (28,560)       56,529        13,113         5,131
                                           --------      ---------      ---------      --------      --------       -------
NET ASSETS:
   Beginning of period..................    279,980        220,253         67,756        11,227        10,043         4,912
                                           --------      ---------      ---------      --------      --------       -------
   END OF PERIOD*.......................   $291,012      $ 279,980      $  39,196      $ 67,756      $ 23,156       $10,043
                                           ========      =========      =========      ========      ========       =======
   * Includes undistributed net
     investment income of...............   $    128      $     147      $      21      $     22      $    (32)      $    16
                                           ========      =========      =========      ========      ========       =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

NOTES TO FINANCIAL STATEMENTS
December 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund and the American AAdvantage International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The Institutional Class of the S&P 500 Index Fund commenced operations on December 31, 1996, and the Fund commenced sale of a second class of shares, designated as "PlanAhead Class" shares, on March 2, 1998. The Institutional Class of the Small Cap Index and the International Equity Index Funds commenced operations on July 31, 2000.

     Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding Portfolio.

                                                                           % OF PORTFOLIO
                                                                           HELD BY FUND AT
AMERICAN AADVANTAGE:             PORTFOLIOS:                              DECEMBER 31, 2004
--------------------             -----------                              -----------------
S&P 500 Index Fund               State Street Equity 500 Index Portfolio        10.6%
Small Cap Index Fund             Master Small Cap Index Series                  11.0%
International Equity Index Fund  Master International Index Series               7.6%

     The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by each Portfolio is discussed in the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

  Investment Income

     Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of each Portfolio are allocated pro rata among the investors in that Portfolio at the time of such determination.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

December 31, 2004
--------------------------------------------------------------------------------

  Dividends to Shareholders

     Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends quarterly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles that may treat certain transactions differently than generally accepted accounting principles.

  Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in its Portfolio), less liabilities, by the number of Fund shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund, and Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

December 31, 2004
--------------------------------------------------------------------------------

  Service Agreement

     The Manager and the Trust entered into a Service Agreement that obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class of the S&P 500 Index Fund. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

     At December 31, 2004, the employee benefit plans of AMR Corporation and its subsidiary companies owned 87.3% of the Institutional Class of the S&P 500 Index Fund, 98.8% of the Small Cap Index Fund and 99.3% of the International Equity Index Fund.

3.   FEDERAL INCOME AND EXCISE TAXES:

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Dividends are determined in accordance with federal income tax regulations which may treat certain transactions differently than United States generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions during the years ended December 31, 2004 and December 31, 2003 were as follows (in thousands):

                                    S&P 500 INDEX                  SMALL CAP INDEX            INTERNATIONAL EQUITY INDEX
                             ----------------------------    ----------------------------    ----------------------------
                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                             ------------    ------------    ------------    ------------    ------------    ------------
                                 2004            2003            2004            2003            2004            2003
                             ------------    ------------    ------------    ------------    ------------    ------------
Distributions paid from:
 Ordinary Income:*
   Institutional Class.....     4,253           3,602           1,104            242             617             148
   PlanAhead Class.........       670             356              --             --              --              --
 Long-term capital gain
   Institutional Class.....        --              --           1,090             --              --              --
                                -----           -----           -----            ---             ---             ---
TOTAL TAXABLE
 DISTRIBUTIONS.............     4,923           3,958           2,194            242             617             148
                                =====           =====           =====            ===             ===             ===

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

December 31, 2004
--------------------------------------------------------------------------------

     As of December 31, 2004, the components of distributable earnings were as follows (in thousands):

                                                                                          INTERNATIONAL
                                                               S&P 500      SMALL CAP     EQUITY INDEX
                                                              INDEX FUND    INDEX FUND        FUND
                                                              ----------    ----------    -------------
Cost basis of investments for federal income tax purposes...   $243,662      $32,109         $24,510

  Unrealized appreciation...................................     92,971       10,556             (50)
  Unrealized depreciation...................................    (44,131)      (2,353)              6
                                                               --------      -------         -------
  Net unrealized appreciation/(depreciation)................     48,840        8,203             (44)
  Undistributed ordinary income.............................        121           20              88
  Undistributed long-term loss..............................    (24,395)         (42)         (1,031)
                                                               --------      -------         -------
Distributable earnings......................................   $ 24,566      $ 8,181         $  (987)
                                                               ========      =======         =======

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, the tax treatment of income from investments in real estate investment trusts, and the realization for tax purposes of unrealized gains /(losses) on investments in passive foreign investment companies.

     Due to the inherent differences in the recognition of income, expenses and realized gains/(losses) under the United States generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities without impacting the net assets of the Fund. These differences are due primarily to the tax treatment of income from real estate investment trusts, foreign exchange gains/(losses) and gains/(losses) arising from redemption-in-kind transactions.

     Accordingly, the following amounts represent current year permanent differences that have been reclassified as of December 31, 2004 (in thousands):

                                                                                          INTERNATIONAL
                                                               S&P 500      SMALL CAP     EQUITY INDEX
                                                              INDEX FUND    INDEX FUND        FUND
                                                              ----------    ----------    -------------
Paid-in-capital.............................................    $ (985)       $(499)         $ 5,282
Undistributed net investment income.........................       (35)          (2)              58
Accumulated net realized gain/(loss)........................     1,020          501           (5,340)

     At December 31, 2004, capital loss carryforward positions for federal income tax purposes were as follows (in thousands):

FUND                                 2005   2006   2007    2008     2009     2010     2011    2012     TOTAL
----                                 ----   ----   ----   ------   ------   -------   ----   ------   -------
S&P 500 Index Fund.................  $23    $815   $45    $8,848   $1,300   $11,516   $635   $1,060   $24,242
International Equity Index Fund....   --      --    --        --      312       437    282       --     1,031

     Net capital loss carryovers utilized for the period ended December 31, 2004 are as follows: Small Cap Index Fund $245,227 and International Equity Index Fund $79,628.

     Net capital and foreign currency losses incurred after October 31, 2004 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

December 31, 2004
--------------------------------------------------------------------------------

December 31, 2004, the S&P 500 Index Fund and Small Cap Index Fund, respectively, deferred $152,992 and $41,615, of capital losses to January 1, 2005.

4.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds:

S&P 500 INDEX FUND

                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     DECEMBER 31, 2004             DECEMBER 31, 2003
                                 --------------------------   ----------------------------
INSTITUTIONAL CLASS                SHARES         AMOUNT         SHARES         AMOUNT
-------------------              -----------   ------------   ------------   -------------
Shares sold....................    1,938,941   $ 29,855,229     14,142,227   $ 171,509,436
Reinvestment of dividends......      269,604      4,244,506        260,652       3,501,218
Shares redeemed................   (3,552,128)   (54,721,190)   (14,504,514)   (176,989,380)
                                 -----------   ------------   ------------   -------------
Net decrease in capital shares
  outstanding..................   (1,343,583)  $(20,621,455)      (101,635)  $  (1,978,726)
                                 ===========   ============   ============   =============

                                          FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                           DECEMBER 31, 2004          DECEMBER 31, 2003
                                        -----------------------   -------------------------
PLANAHEAD CLASS                          SHARES       AMOUNT        SHARES        AMOUNT
---------------                         ---------   -----------   ----------   ------------
Shares sold...........................  1,111,634   $16,968,030    1,087,611   $ 13,747,224
Reinvestment of dividends.............     41,362       648,294       25,890        346,072
Shares redeemed.......................   (618,975)   (9,459,897)    (891,739)   (11,034,987)
                                        ---------   -----------   ----------   ------------
Net increase in capital shares
  outstanding.........................    534,021   $ 8,156,427      221,762   $  3,058,309
                                        =========   ===========   ==========   ============

SMALL CAP INDEX FUND

                                        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                         DECEMBER 31, 2004            DECEMBER 31, 2003
                                    ---------------------------   -------------------------
INSTITUTIONAL CLASS                   SHARES         AMOUNT         SHARES        AMOUNT
-------------------                 -----------   -------------   ----------   ------------
Shares sold.......................    8,578,011   $ 101,165,598    6,641,904   $ 67,985,621
Reinvestment of dividends.........      175,390       2,194,134       21,770        241,866
Shares redeemed...................  (11,648,975)   (134,584,990)  (2,108,632)   (20,651,424)
                                    -----------   -------------   ----------   ------------
Net increase (decrease) in capital
  shares outstanding..............   (2,895,574)  $ (31,225,258)   4,555,042   $ 47,576,063
                                    ===========   =============   ==========   ============

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

December 31, 2004
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX FUND

                                            FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                             DECEMBER 31, 2004         DECEMBER 31, 2003
                                         -------------------------   ----------------------
INSTITUTIONAL CLASS                        SHARES        AMOUNT       SHARES      AMOUNT
-------------------                      ----------   ------------   --------   -----------
Shares sold............................   7,529,578   $ 62,034,275    942,076   $ 6,510,253
Reinvestment of dividends..............      67,124        616,868     19,104       148,248
Shares redeemed........................  (6,385,467)   (54,128,524)  (545,169)   (3,816,176)
                                         ----------   ------------   --------   -----------
Net increase in capital shares
  outstanding..........................   1,211,235   $  8,522,619    416,011   $ 2,842,325
                                         ==========   ============   ========   ===========

5.   SUBSEQUENT EVENT

     Subsequent to December 31, 2004, AMR Investment Services, Inc. will become American Beacon Advisors, Inc. and the American AAdvantage Funds will be known as the American Beacon Funds. The name change becomes effective March 1, 2005.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                INSTITUTIONAL CLASS
                                          ----------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------------
                                            2004          2003          2002          2001        2000(B)
                                          --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD....  $  15.10      $  11.96      $  15.62      $  17.99      $  20.05
                                          --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...............      0.29          0.21          0.20          0.20          0.23
    Net gains (losses) on securities
      (both realized and unrealized)....      1.32          3.14         (3.66)        (2.38)        (2.05)
                                          --------      --------      --------      --------      --------
Total from investment operations........      1.61          3.35         (3.46)        (2.18)        (1.82)
                                          --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income............................     (0.28)        (0.21)        (0.20)        (0.19)(C)     (0.24)(C)
                                          --------      --------      --------      --------      --------
Total distributions.....................     (0.28)        (0.21)        (0.20)        (0.19)        (0.24)
                                          --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........  $  16.43      $  15.10      $  11.96      $  15.62      $  17.99
                                          ========      ========      ========      ========      ========
TOTAL RETURN............................    10.76%        28.26%       (22.27%)      (12.12%)       (9.15%)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)........................  $244,668      $245,251      $195,368      $254,289      $321,805
    Ratios to average net assets
      (annualized):(A)
         Net investment income..........     1.85%         1.63%         1.47%         1.22%         1.09%
         Expenses.......................     0.17%         0.14%         0.14%         0.15%         0.16%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   PLANAHEAD CLASS
                                                ------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------
                                                 2004         2003       2002       2001       2000(B)
                                                -------      -------   --------   --------     -------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $ 14.96      $ 11.85   $  15.49   $  17.99     $ 20.12
                                                -------      -------   --------   --------     -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income.....................     0.21         0.15       0.14       0.14        0.13
    Net gains (losses) on securities (both
      realized and unrealized)................     1.31         3.12      (3.64)     (2.39)      (2.00)
                                                -------      -------   --------   --------     -------
Total from investment operations..............     1.52         3.27      (3.50)     (2.25)      (1.87)
                                                -------      -------   --------   --------     -------
LESS DISTRIBUTIONS:
    Dividends from net investment income......    (0.25)       (0.16)     (0.14)     (0.25)(C)   (0.26)(C)
                                                -------      -------   --------   --------     -------
Total distributions...........................    (0.25)       (0.16)     (0.14)     (0.25)      (0.26)
                                                -------      -------   --------   --------     -------
NET ASSET VALUE, END OF PERIOD................  $ 16.23      $ 14.96   $  11.85   $  15.49     $ 17.99
                                                =======      =======   ========   ========     =======
TOTAL RETURN..................................   10.21%       27.65%    (22.59%)   (12.48%)     (9.38%)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)..............................  $46,344      $34,729   $ 24,885   $ 32,284     $ 5,143
    Ratios to average net assets
      (annualized):(A)
         Net investment income................    1.43%        1.16%      1.06%      0.89%       0.66%
         Expenses(D)..........................    0.62%        0.63%      0.55%      0.56%       0.54%
         Decrease reflected in above expense
           ratio due to absorption of expenses
           by AMR Investment Services,
           Inc.(D)............................       --        0.01%      0.08%      0.05%       0.16%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

(D) AMR Investment Services, Inc. agreed to reimburse the Class for a portion of its expenses through March 1, 2003.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                               INSTITUTIONAL CLASS
                                             --------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,             JULY 31 TO
                                             -----------------------------------------   DECEMBER 31,
                                              2004         2003       2002      2001         2000
                                             -------      -------   --------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $ 11.27      $  7.70   $   9.79   $  9.69     $ 10.00
                                             -------      -------   --------   -------     -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income..................     0.14         0.04       0.11      0.09        0.05
    Net gains (losses) on securities (both
      realized and unrealized).............     1.87         3.57      (2.10)     0.11       (0.31)
                                             -------      -------   --------   -------     -------
Total from investment operations...........     2.01         3.61      (1.99)     0.20       (0.26)
                                             -------      -------   --------   -------     -------
LESS DISTRIBUTIONS:
    Dividends from net investment income...    (0.13)       (0.04)     (0.10)    (0.09)      (0.05)
    Distributions from net realized gain on
      investments..........................    (0.58)
    Tax return of capital..................       --           --         --     (0.01)         --
                                             -------      -------   --------   -------     -------
Total distributions........................    (0.71)       (0.04)     (0.10)    (0.10)      (0.05)
                                             -------      -------   --------   -------     -------
NET ASSET VALUE, END OF PERIOD.............  $ 12.57      $ 11.27   $   7.70   $  9.79     $  9.69
                                             =======      =======   ========   =======     =======
TOTAL RETURN...............................   17.91%       46.90%    (20.37%)    2.07%      (2.59%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)...........................  $39,196      $67,756   $ 11,227   $11,803     $ 4,120
    Ratios to average net assets
      (annualized):(A)
         Net investment income.............    0.90%        1.04%      1.13%     1.36%       1.61%
         Expenses..........................    0.22%        0.24%      0.20%     0.19%       0.50%(C)
         Decrease reflected in above
           expense ratio due to absorption
           of expenses by AMR Investment
           Services, Inc...................       --           --         --        --       0.46%(C)

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.

(C) AMR Investment Services, Inc. agreed to reimburse the Fund for a portion of its expenses through December 31, 2000 such that the total expense ratio of the Fund would not exceed 0.50%.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                             INSTITUTIONAL CLASS
                                        -------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,                JULY 31 TO
                                        ----------------------------------------------   DECEMBER 31,
                                           2004           2003       2002       2001         2000
                                        -----------      -------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..    $  8.01        $  5.86   $   7.07   $   9.21     $ 10.00
                                          -------        -------   --------   --------     -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income.............       0.17           0.14       0.11       0.10        0.02
    Net gains (losses) on securities
      (both realized and
      unrealized).....................       1.44           2.13      (1.23)     (2.12)      (0.72)
                                          -------        -------   --------   --------     -------
Total from investment operations......       1.61           2.27      (1.12)     (2.02)      (0.70)
                                          -------        -------   --------   --------     -------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income..........................      (0.23)         (0.12)     (0.09)     (0.09)      (0.03)
    Distributions from net realized
      gain on investments.............         --             --         --         --       (0.05)
    Tax return of capital.............         --             --         --      (0.03)      (0.01)
                                          -------        -------   --------   --------     -------
Total distributions...................      (0.23)         (0.12)     (0.09)     (0.12)      (0.09)
                                          -------        -------   --------   --------     -------
NET ASSET VALUE, END OF PERIOD........    $  9.39        $  8.01   $   5.86   $   7.07     $  9.21
                                          =======        =======   ========   ========     =======
TOTAL RETURN..........................     20.12%         38.87%    (15.65%)   (22.14%)     (7.03%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)......................    $23,156        $10,043   $  4,912   $  3,773     $ 3,542
    Ratios to average net assets
      (annualized):(A)
         Net investment income........      2.16%          2.71%      1.97%      1.49%       0.63%
         Expenses.....................      0.26%          0.31%      0.25%      0.29%       0.60%(C)
         Decrease reflected in above
           expense ratio due to
           absorption of expenses by
           AMR Investment Services,
           Inc........................         --             --         --         --       1.52%(C)

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) Not annualized.

(C) AMR Investment Services, Inc. agreed to reimburse the Fund for a portion of its expenses through December 31, 2000 such that the total expense ratio of the Fund did not exceed 0.60%.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
American AAdvantage S&P 500 Index Fund
American AAdvantage Small Cap Index Fund
American AAdvantage International Equity Index Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund, and the American AAdvantage International Equity Index Fund (collectively, the "Funds") (separate funds comprising the American AAdvantage Funds), as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for purposes of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                          -S- ERNST & YOUNG LLP

Chicago, Illinois
February 23, 2005

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
TAX INFORMATION FOR THE TAX YEAR ENDED DECEMBER 31, 2004 (unaudited)
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2004, which is designated as qualifying for the dividends-received deduction, is as follows:

     S&P 500 Index Fund 97.0%, Small Cap Index Fund 67.1%, and International Equity Index Fund 0.0%.

     For non-corporate shareholders of the Funds, certain dividends paid may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the year ended December 31, 2004, the following percentages represent the amount of the distribution from the Fund that may be considered qualified dividend income:

     S&P 500 Index Fund 100.0%, Small Cap Index Fund 31.2%, and International Equity Index Fund 79.0%.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
SPECIAL MEETING OF SHAREHOLDERS (unaudited)
--------------------------------------------------------------------------------

     A special meeting of shareholders of the American AAdvantage Funds (the "Trust") was held on August 11, 2004. The meeting related to each series of the Trust, including the S&P 500 Index Fund, Small Cap Index Fund and International Equity Index Fund (the "Funds"). With respect to the Funds, the purpose of the meeting was to consider Proposal 1 to re-elect the five current Trustees and to elect three additional Trustees and Proposal 2 to adopt an amendment to the Declaration of Trust of the Trust to permit the Trustees to amend the Declaration of Trust in the future without shareholder approval under certain circumstances.

     Both proposals were Trust-level matters and therefore required a majority of the shareholders of the Trust to vote to achieve a quorum. A quorum of the Trust was present for Proposal 1, and that proposal was approved by shareholders. A quorum of the Trust was present for Proposal 2, but there were not enough votes in favor of the proposal for shareholder approval. Proposal 2 was adjourned to a second special meeting of shareholders on August 24, 2004. A quorum of the Trust was present for Proposal 2 at the August 24th meeting. However, the votes were not recorded, and the Trust adjourned this matter to a third special meeting of shareholders on September 17, 2004 to coincide with adjourned items for other series of the Trust. At the September 17th meeting, a quorum was present for Proposal 2, and the proposal was approved by shareholders.

     The final voting results for each Proposal are presented in the following tables. The vote tallies include votes cast by shareholders of other series of the Trust not contained in this annual report.

     (1) Elected the following Trustees to the Trust's Board of Trustees: W. Humphrey Bogart, Brenda A. Cline, Alan D. Feld, Richard A. Massman, Stephen D. O'Sullivan, William F. Quinn, R. Gerald Turner, and Kneeland Youngblood.

                                                                            TRUST
                                                              ---------------------------------
                                                                    FOR             WITHHELD
                                                              ---------------    --------------
BOGART......................................................  650,590,849.241    14,422,434.627
CLINE.......................................................  650,579,020.453    14,434,263.415
FELD........................................................  645,570,380.770    19,442,903.098
MASSMAN.....................................................  650,575,979.241    14,437,304.627
O'SULLIVAN..................................................  650,346,585.401    14,666,698.477
QUINN.......................................................  650,521,466.241    14,492,457.627
TURNER......................................................  647,812,023.453    17,201,260.415
YOUNGBLOOD..................................................  650,456,805.241    14,556,478.627

     (2) Approved an amendment to the Trust's Declaration of Trust.

                                                                     TRUST
                                                                ---------------
FOR.........................................................    510,760,770.656
AGAINST.....................................................     27,955,243.657
ABSTAIN.....................................................     24,870,260.385
BROKER NON-VOTES*...........................................     36,787,359.000

* Certain broker-dealers, third party administrators and other intermediaries who offer Fund shares to their clients vote on behalf of their clients in favor of routine proposals (e.g., Proposal 1), while entering a "non-vote" for all non-routine proposals. If the underlying clients do not themselves vote the non-routine proposals, the shares remain in the broker non-vote category and effectively count as "against" votes.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
OFFICERS AND TRUSTEES (unaudited)
--------------------------------------------------------------------------------

     The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH THE TRUST                     AND CURRENT DIRECTORSHIPS
---------------------        -----------------           -------------------------------------------
INTERESTED TRUSTEES
                                    TERM
                             ------------------
                             Lifetime of Trust
                               until removal,
                               resignation or
                                retirement*

William F. Quinn** (56)        President and     President (1986-Present) and Director (2001-Present), AMR
                               Trustee since     Investment Services, Inc.; Chairman (1989-2003) and Director
                                    1987         (1979- 1989, 2003-Present), American Airlines Federal Credit
                                                 Union; Director, Crescent Real Estate Equities, Inc.
                                                 (1994-Present); Director, Pritchard, Hubble & Herr, LLC
                                                 (investment adviser) (2001-Present); Director of Investment
                                                 Committee, Southern Methodist University Endowment Fund
                                                 (1996-Present); Member of Advisory Board, Southern Methodist
                                                 University Cox School of Business (1999-2002); Member of
                                                 Pension Manager Committee, New York Stock Exchange
                                                 (1997-1998, 2000-2002); Vice Chairman, Committee for the
                                                 Investment of Employee Benefits (2004-Present); Chairman of
                                                 Defined Benefit Sub-Committee, Committee for the Investment
                                                 of Employee Benefits (1982-2004); Director, United Way of
                                                 Metropolitan Tarrant County (1988-2000, 2004-Present);
                                                 Trustee, American AAdvantage Select Funds (1999-Present);
                                                 Trustee, American AAdvantage Mileage Funds (1995-Present).

Alan D. Feld** (68)          Trustee since 1996  Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                 (1960-Present); Director, Clear Channel Communications
                                                 (1984-Present); Trustee, CenterPoint Properties, Inc.
                                                 (1994-Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present); Trustee, American AAdvantage Mileage Funds
                                                 (1996-Present).

NON-INTERESTED TRUSTEES
                                    TERM
                             ------------------
                             Lifetime of Trust
                               until removal,
                               resignation or
                                retirement*

W. Humphrey Bogart (60)      Trustee since 2004  Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); Board Member, Baylor University
                                                 Medical Center Foundation (1992-2004); Trustee, American
                                                 AAdvantage Select Funds (2004-Present); Trustee, American
                                                 AAdvantage Mileage Funds (2004-Present).

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
OFFICERS AND TRUSTEES (unaudited) -- CONTINUED
--------------------------------------------------------------------------------

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH THE TRUST                     AND CURRENT DIRECTORSHIPS
---------------------        -----------------           -------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)

Brenda A. Cline (44)         Trustee since 2004  Vice President, Chief Financial Officer, Treasurer and
                                                 Secretary, Kimbell Art Foundation (1993-Present); Trustee,
                                                 Texas Christian University (1998-Present); Trustee, W.I.
                                                 Cook Foundation, Inc. (d/b/a Cook Children's Health
                                                 Foundation) (2001-Present); Trustee, American AAdvantage
                                                 Select Funds (2004-Present); Trustee, American AAdvantage
                                                 Mileage Funds (2004-Present).

Richard A. Massman (61)      Trustee since 2004  Senior Vice President and General Counsel, Hunt
                                                 Consolidated, Inc. (holding company engaged in energy, real estate, farming, ranching and venture capital activities)
                                                 (1994-Present); Trustee, American AAdvantage Select Funds
                                                 (2004-Present); Trustee, American AAdvantage Mileage Funds
                                                 (2004-Present).

Stephen D. O'Sullivan (69)   Trustee since 1987  Consultant (1994-Present); Trustee, American AAdvantage
                                                 Select Funds (1999-Present); Trustee, American AAdvantage
                                                 Mileage Funds (1995-Present).

R. Gerald Turner (59)        Trustee since 2001  President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-2002); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996- Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001- 2003); Director, Kronus
                                                 Worldwide Inc. (chemical manufacturing) (2003-Present);
                                                 Director, First Broadcasting Investment Partners, LLC
                                                 (2003-Present); Member, United Way of Dallas Board of
                                                 Directors; Member, Salvation Army of Dallas Board of
                                                 Directors; Member, Methodist Hospital Advisory Board;
                                                 Member, Knight Commission on Intercollegiate Athletics;
                                                 Trustee, American AAdvantage Select Funds (2001-Present);
                                                 Trustee, American AAdvantage Mileage Funds (2001-Present).

Kneeland Youngblood (49)     Trustee since 1996  Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court                               equity firm) (1998-Present); Director, Burger King
Suite 1740                                       Corporation (2004-Present); Trustee, The Hockaday School
Dallas, Texas 75201                              (1997-Present); Director, Starwood Hotels and Resorts
                                                 (2001-Present); Member, Council on Foreign Relations
                                                 (1995-Present); Director, Just For the Kids (1995-2001);
                                                 Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                 Retirement System of Texas (1993-1999); Director, Starwood
                                                 Financial Trust (1998-2001); Trustee, St. Mark's School of
                                                 Texas (2002-Present); Trustee, American AAdvantage Select
                                                 Funds (1999-Present); Trustee, American AAdvantage Mileage
                                                 Funds (1996-Present).

OFFICERS
                                    TERM
                             ------------------
                                  One Year

Brian E. Brett (44)            VP since 2004     Vice President, Director of Sales, AMR Investment Services,
                                                 Inc. (2004-Present); Regional Vice President, Neuberger
                                                 Berman, LLC (investment adviser) (1996-2004).

Nancy A. Eckl (42)             VP since 1990     Vice President, Trust Investments, AMR Investment Services,
                                                 Inc. (1990-Present).

Michael W. Fields (50)         VP since 1989     Vice President, Fixed Income Investments, AMR Investment
                                                 Services, Inc. (1988-Present).

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
OFFICERS AND TRUSTEES (unaudited) -- CONTINUED
--------------------------------------------------------------------------------

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH THE TRUST                     AND CURRENT DIRECTORSHIPS
---------------------        -----------------           -------------------------------------------

Barry Y. Greenberg (41)      VP since 1995 and   Vice President, Legal, Compliance and Administration, AMR
                              Secretary since    Investment Services, Inc. (1995-Present); Director,
                                    2004         Pritchard, Hubble & Herr, LLC (investment adviser)
                                                 (2004-Present).

Rebecca L. Harris (38)        Treasurer since    Vice President, Finance, AMR Investment Services, Inc.
                                    1995         (1995- Present).

John B. Roberson (46)          VP since 1989     Vice President, Client Relations & Special Projects, AMR
                                                 Investment Services, Inc. (2004-Present); Vice President,
                                                 Director of Sales, AMR Investment Services, Inc.
                                                 (1991-2004); Director, Pritchard, Hubble & Herr, LLC
                                                 (investment adviser) (2001-Present).

---------------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's sub-advisers.

--------------------------------------------------------------------------------

                             (AMERICAN EAGLE LOGO)

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2004
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 11.3%
AutoNation, Inc. (a)(f)........     61,900   $    1,189
AutoZone, Inc. (a).............     19,587        1,788
Bed Bath & Beyond, Inc. (a)....     71,414        2,844
Best Buy Co., Inc..............     76,621        4,553
Big Lots, Inc. (a).............     28,738          349
Black & Decker Corp............     18,933        1,672
Brunswick Corp.................     22,029        1,090
Carnival Corp..................    152,619        8,795
Centex Corp....................     29,076        1,732
Circuit City Stores, Inc.......     48,139          753
Clear Channel Communications,
  Inc..........................    138,965        4,654
Coach, Inc. (a)................     44,400        2,504
Comcast Corp. (a)(f)...........    533,067       17,740
Cooper Tire & Rubber Co........     18,137          391
Dana Corp......................     36,349          630
Darden Restaurants, Inc........     37,210        1,032
Delphi Corp. (f)...............    131,567        1,187
Dillard's, Inc. Class A (f)....     19,453          523
Dollar General Corp............     77,315        1,606
Dow Jones & Co., Inc. (f)......     19,326          832
Eastman Kodak Co. (f)..........     67,537        2,178
eBay, Inc. (a).................    159,160       18,507
Family Dollar Stores, Inc......     39,668        1,239
Federated Department Stores,
  Inc..........................     42,276        2,443
Ford Motor Co. (f).............    442,155        6,473
Fortune Brands, Inc............     33,966        2,622
Gannett Co., Inc...............     62,738        5,126
Gap, Inc.......................    212,030        4,478
General Motors Corp. (f).......    136,773        5,479
Genuine Parts Co...............     41,293        1,819
Goodyear Tire & Rubber Co.
  (a)(f).......................     43,242          634
Harley-Davidson, Inc...........     69,538        4,224
Harrah's Entertainment, Inc.
  (f)..........................     26,433        1,768
Hasbro, Inc....................     42,787          829
Hilton Hotels Corp.............     91,643        2,084
Home Depot, Inc................    526,857       22,518
International Game Technology..     81,152        2,790
Interpublic Group of Cos., Inc.
  (a)(f).......................     99,577        1,334
JC Penney & Co., Inc...........     67,088        2,777
Johnson Controls, Inc..........     44,796        2,842
Jones Apparel Group, Inc.......     29,379        1,074
KB HOME (f)....................     10,931        1,141
Knight-Ridder, Inc.............     18,291        1,224
Kohl's Corp. (a)...............     83,510        4,106
Leggett & Platt, Inc. (f)......     45,054        1,281
Limited Brands.................    100,169        2,306
Liz Claiborne, Inc.............     25,341        1,070
Lowe's Cos., Inc...............    185,423       10,679
Marriot International, Inc.
  Class A......................     53,439        3,366
Mattel, Inc....................     97,545        1,901
May Department Stores Co.......     68,567        2,016
Maytag Corp. (f)...............     19,329          408

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
McDonald's Corp................    299,153   $    9,591
McGraw-Hill, Inc...............     44,813        4,102
Meredith Corp..................     11,847          642
New York Times Co. Class A.....     34,745        1,418
Newell Rubbermaid, Inc. (f)....     65,221        1,578
NIKE, Inc. Class B.............     62,213        5,642
Nordstrom, Inc.................     32,538        1,521
Office Depot, Inc. (a).........     74,470        1,293
OfficeMax, Inc.................     20,919          656
Omnicom Group, Inc.............     44,117        3,720
Pulte Homes, Inc...............     29,936        1,910
Radioshack Corp................     37,253        1,225
Reebok International, Ltd.
  (f)..........................     14,471          637
Reynolds American, Inc. (f)....     34,840        2,738
Sears Roebuck & Co. (f)........     49,954        2,549
Sherwin-Williams Co............     33,570        1,498
Snap-On, Inc. (f)..............     14,348          493
Stanley Works..................     19,732          967
Staples, Inc...................    117,150        3,949
Starbucks Corp. (a)............     96,826        6,038
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     49,112        2,868
Target Corp....................    214,857       11,158
Tiffany & Co...................     34,368        1,099
Time Warner, Inc. (a)..........  1,098,947       21,364
TJX Cos., Inc..................    115,113        2,893
Toys "R" Us, Inc. (a)..........     50,369        1,031
Tribune Co.....................     74,955        3,159
Univision Communications, Inc.
  Class A (a)..................     76,018        2,225
V.F. Corp. (f).................     25,988        1,439
Viacom, Inc. Class B...........    409,697       14,909
Visteon Corp. (f)..............     30,453          298
Walt Disney Co.................    488,373       13,577
Wendy's International, Inc.....     26,767        1,051
Whirlpool Corp.................     15,666        1,084
Yum! Brands, Inc...............     71,522        3,374
                                             ----------
                                                312,296
                                             ----------

CONSUMER STAPLES - 10.1%
Adolph Coors Co. Class B (f)...      8,944          677
Alberto Culver Co. Class B
  (f)..........................     21,658        1,052
Albertson's, Inc. (f)..........     87,513        2,090
Altria Group, Inc..............    492,064       30,065
Anheuser-Busch Cos., Inc.......    190,267        9,652
Archer-Daniels-Midland Co......    159,567        3,560
Avon Products, Inc.............    114,848        4,445
Brown-Forman Corp. Class B.....     28,582        1,391
Campbell Soup Co. (f)..........     96,683        2,890
Clorox Co......................     36,010        2,122
Coca-Cola Co...................    580,335       24,159
Coca-Cola Enterprises, Inc.
  (f)..........................    110,900        2,312
Colgate-Palmolive Co...........    125,535        6,422
ConAgra Foods, Inc.............    124,446        3,665
Costco Wholesale Corp..........    113,551        5,497
CVS Corp.......................     97,192        4,380
General Mills, Inc.............     85,964        4,273
Gillette Co....................    238,444       10,678

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2004
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
H.J. Heinz Co..................     82,320   $    3,210
Hershey Foods Corp.............     58,008        3,222
Kellogg Co.....................     97,529        4,356
Kimberly-Clark Corp............    116,564        7,671
Kroger Co. (a).................    174,022        3,052
McCormick & Co., Inc...........     32,900        1,270
Pepsi Bottling Group, Inc......     60,453        1,635
PepsiCo, Inc...................    404,210       21,100
Procter & Gamble Co............    607,922       33,484
Safeway, Inc. (a)(f)...........    105,293        2,078
Sara Lee Corp..................    186,917        4,512
SuperValu, Inc.................     32,060        1,107
Sysco Corp.....................    154,881        5,912
UST Corp. (f)..................     38,947        1,874
Wal-Mart Stores, Inc...........  1,014,128       53,566
Walgreen Co....................    243,910        9,359
Wrigley Wm., Jr. Co............     52,916        3,661
                                             ----------
                                                280,399
                                             ----------

ENERGY - 6.7%
Amerada Hess Corp. (f).........     21,202        1,747
Anadarko Petroleum Corp........     58,954        3,821
Apache Corp....................     76,830        3,885
Ashland, Inc...................     16,580          968
Baker Hughes, Inc..............     78,680        3,357
BJ Services Co.................     37,855        1,762
Burlington Resources, Inc......     92,956        4,044
ChevronTexaco Corp.............    507,994       26,675
ConocoPhillips.................    165,841       14,400
Devon Energy Corp..............    117,922        4,589
EOG Resources, Inc.............     27,884        1,990
ExxonMobil Corp................  1,544,302       79,161
Halliburton Co.................    103,986        4,080
Kerr-McGee Corp................     35,236        2,036
Marathon Oil Corp..............     81,534        3,066
Nabors Industries, Ltd. (a)....     35,515        1,822
Noble Corp. (a)................     31,523        1,568
Occidental Petroleum Corp......     95,523        5,575
Rowan Cos., Inc. (a)(f)........     25,439          659
Schlumberger, Ltd..............    141,807        9,494
Sunoco, Inc....................     17,728        1,448
Transocean, Inc. (a)...........     75,595        3,204
Unocal Corp....................     62,388        2,698
Valero Energy Corp.............     60,700        2,756
                                             ----------
                                                184,805
                                             ----------

FINANCIALS - 20.1%
ACE, Ltd.......................     67,355        2,879
AFLAC, Inc.....................    119,516        4,762
Allstate Corp..................    163,207        8,441
Ambac Financial Group, Inc.....     25,747        2,115
American Express Co............    301,373       16,988
American International Group,
  Inc..........................    623,983       40,977
AmSouth Bancorp (f)............     83,319        2,158
AON Corp.......................     74,223        1,771
Apartment Investment &
  Management Co. Class A.......     22,300          859

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Archstone-Smith Trust..........     46,200   $    1,769
Bank of America Corp...........    967,500       45,463
Bank of New York Co., Inc......    187,879        6,279
BB&T Corp......................    130,618        5,492
Bear Stearns Cos., Inc.........     24,299        2,486
Capital One Financial Corp.....     58,815        4,953
Charles Schwab Corp............    321,893        3,850
Chubb Corp.....................     45,039        3,463
Cincinnati Financial Corp......     39,700        1,757
CIT Group, Inc.................     49,300        2,259
Citigroup, Inc.................  1,242,671       59,872
Comerica, Inc..................     40,432        2,467
Compass Bancshares, Inc........     28,900        1,407
Countrywide Financial Corp.....    140,686        5,207
E*Trade Financial Corp. (a)....     87,400        1,307
Equity Office Properties
  Trust........................     95,241        2,773
Equity Residential.............     66,207        2,395
Fannie Mae.....................    232,429       16,551
Federal Home Loan Mortgage
  Corp.........................    165,846       12,223
Federated Investors, Inc. Class
  B (f)........................     25,500          775
Fifth Third Bancorp............    135,400        6,402
First Horizon National Corp.
  (f)..........................     29,117        1,255
Franklin Resources, Inc........     59,144        4,119
Golden West Financial Corp.....     74,322        4,565
Goldman Sachs Group, Inc.......    115,600       12,027
Hartford Financial Services
  Group, Inc...................     71,288        4,941
Huntington Bancshares, Inc.....     53,954        1,337
J.P. Morgan Chase & Co.........    853,819       33,307
Janus Capital Group, Inc.......     56,319          947
Jefferson-Pilot Corp...........     32,160        1,671
KeyCorp (f)....................     95,809        3,248
Lehman Brothers Holdings,
  Inc..........................     63,918        5,592
Lincoln National Corp..........     41,431        1,934
Loews Corp.....................     43,814        3,080
M & T Bank Corp................     27,500        2,966
Marsh & McLennan Cos., Inc.....    128,136        4,216
Marshall & Ilsley Corp.........     52,292        2,311
MBIA, Inc......................     33,758        2,136
MBNA Corp......................    308,002        8,683
Mellon Financial Corp..........    100,423        3,124
Merrill Lynch & Co., Inc.
  (f)..........................    223,927       13,384
MetLife, Inc...................    176,707        7,158
MGIC Investment Corp. (f)......     23,262        1,603
Moody's Corp...................     34,865        3,028
Morgan Stanley.................    261,043       14,493
National City Corp.............    163,891        6,154
North Fork Bancorp, Inc........    110,135        3,177
Northern Trust Corp............     51,840        2,518
Plum Creek Timber Co., Inc.....     43,080        1,656
PNC Financial Services Group,
  Inc..........................     66,447        3,817
Principal Financial Group,
  Inc..........................     73,750        3,019
Progressive Corp. (f)..........     47,247        4,008
ProLogis.......................     43,400        1,881
Providian Financial Corp.
  (a)..........................     69,673        1,148
Prudential Financial, Inc......    122,300        6,722

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2004
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Regions Financial Corp.........    113,009   $    4,022
SAFECO Corp. (f)...............     29,664        1,550
Simon Property Group, Inc......     52,963        3,425
SLM Corp.......................    102,642        5,480
Sovereign Bancorp, Inc.........     81,500        1,838
St. Paul Travelers Cos.,
  Inc..........................    161,925        6,003
State Street Corp. (g).........     79,225        3,892
SunTrust Banks, Inc............     89,572        6,618
Synovus Financial Corp.........     72,604        2,075
T. Rowe Price Group, Inc.
  (f)..........................     29,990        1,865
Torchmark Corp.................     25,876        1,479
U.S. Bancorp...................    446,561       13,986
UnumProvident Corp. (f)........     70,835        1,271
Wachovia Corp..................    384,786       20,240
Washington Mutual, Inc.........    207,113        8,757
Wells Fargo Co.................    405,711       25,215
XL Capital, Ltd. Class A.......     32,632        2,534
Zions Bancorp..................     21,319        1,450
                                             ----------
                                                557,025
                                             ----------
HEALTH CARE - 12.2%
Abbott Laboratories............    373,967       17,445
Aetna, Inc.....................     36,032        4,495
Allergan, Inc..................     30,991        2,512
AmerisourceBergen Corp.........     26,416        1,550
Amgen, Inc. (a)................    304,875       19,558
Applera Corp. -- Applied
  Biosystems Group.............     47,567          995
Bausch & Lomb, Inc. (f)........     12,825          827
Baxter International, Inc......    149,426        5,161
Becton, Dickinson & Co.........     61,729        3,506
Biogen Idec, Inc. (a)..........     80,073        5,334
Biomet, Inc....................     60,041        2,605
Boston Scientific Corp. (a)....    203,896        7,248
Bristol-Myers Squibb Co........    462,617       11,852
C.R. Bard, Inc.................     24,494        1,567
Cardinal Health, Inc...........    104,466        6,075
Caremark Rx, Inc. (a)..........    111,408        4,393
Chiron Corp. (a)...............     44,644        1,488
CIGNA Corp.....................     32,389        2,642
Eli Lilly & Co.................    271,897       15,430
Express Scripts, Inc. (a)......     18,600        1,422
Forest Laboratories, Inc.
  (a)..........................     87,006        3,903
Genzyme Corp. (a)..............     56,105        3,258
Gilead Sciences, Inc. (a)......    105,400        3,688
Guidant Corp...................     77,164        5,563
HCA, Inc.......................     99,359        3,970
Health Management Associates,
  Inc. Class A (f).............     57,298        1,302
Hospira, Inc. (a)..............     37,336        1,251
Humana, Inc. (a)...............     37,625        1,117
IMS Health, Inc................     55,281        1,283
Johnson & Johnson..............    710,846       45,082
King Pharmaceuticals, Inc.
  (a)..........................     56,932          706
Laboratory Corp. of America
  Holdings (a).................     32,800        1,634
Manor Care, Inc................     21,251          753
McKesson Corp..................     69,231        2,178

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Medco Health Solutions, Inc.
  (a)..........................     63,872   $    2,657
MedImmune, Inc. (a)............     59,465        1,612
Medtronic, Inc.................    290,502       14,429
Merck & Co., Inc...............    532,503       17,115
Millipore Corp. (a)............     11,628          579
Mylan Laboratories Inc. (f)....     63,800        1,128
Pfizer, Inc....................  1,803,974       48,509
Quest Diagnostics Inc. (f).....     24,000        2,293
Schering-Plough Corp...........    355,524        7,423
St. Jude Medical, Inc. (a).....     83,894        3,518
Stryker Corp...................     97,608        4,710
Tenet Healthcare Corp. (a).....    109,309        1,200
UnitedHealth Group, Inc........    157,084       13,828
Watson Pharmaceuticals, Inc.
  (a)(f).......................     25,803          847
Wellpoint, Inc. (a)............     70,389        8,095
Wyeth..........................    320,731       13,660
Zimmer Holdings, Inc. (a)......     58,020        4,649
                                             ----------
                                                338,045
                                             ----------

INDUSTRIALS - 11.4%
3M Co..........................    185,884       15,256
Allied Waste Industries, Inc.
  (a)(f).......................     75,867          704
American Power Conversion Corp.
  (f)..........................     47,267        1,012
American Standard Cos., Inc.
  (a)..........................     50,621        2,092
Apollo Group, Inc. (a).........     45,375        3,662
Avery Dennison Corp............     26,370        1,581
Boeing Co......................    199,645       10,336
Burlington Northern Santa Fe
  Corp.........................     91,350        4,322
Caterpillar, Inc...............     82,285        8,024
Cendant Corp...................    248,722        5,815
Cintas Corp....................     40,382        1,771
Cooper Industries, Ltd.........     21,821        1,481
CSX Corp.......................     50,624        2,029
Cummins, Inc. (f)..............     10,373          869
Danaher Corp. (f)..............     75,026        4,307
Deere & Co.....................     58,441        4,348
Delta Air Lines, Inc. (a)(f)...     30,493          228
Dover Corp.....................     47,913        2,009
Eaton Corp.....................     35,478        2,567
Emerson Electric Co............    101,335        7,104
Equifax, Inc...................     32,069          901
FedEx Corp.....................     71,646        7,056
Fluor Corp. (f)................     19,806        1,080
General Dynamics Corp..........     47,806        5,001
General Electric Co. (e).......  2,530,423       92,360
Goodrich Co....................     27,955          912
H&R Block, Inc. (f)............     38,810        1,902
Honeywell International,
  Inc..........................    207,642        7,353
Illinois Tool Works, Inc.......     71,164        6,596
Ingersoll-Rand Co. Class A.....     41,050        3,296
ITT Industries, Inc............     22,002        1,858
Lockheed Martin Corp...........    104,871        5,826
Masco Corp.....................    108,974        3,981

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2004
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Monster Worldwide, Inc. (a)....     27,692   $      932
Navistar International Corp.
  (a)(f).......................     16,880          742
Norfolk Southern Corp..........     93,261        3,375
Northrop Grumman Corp..........     89,278        4,853
PACCAR, Inc....................     40,970        3,297
Pall Corp......................     29,474          853
Parker-Hannifin Corp...........     28,223        2,138
Pitney Bowes, Inc..............     54,539        2,524
Power-One, Inc. (a)............     20,500          183
R.R. Donnelley & Sons Co.......     51,860        1,830
Raytheon Co....................    107,714        4,183
Robert Half International,
  Inc..........................     41,114        1,210
Rockwell Automation, Inc.......     43,520        2,156
Rockwell Collins, Inc..........     42,119        1,661
Ryder Systems, Inc.............     15,380          735
Southwest Airlines Co..........    186,140        3,030
Textron, Inc...................     32,775        2,419
Tyco International, Ltd........    483,048       17,264
Union Pacific Corp.............     61,040        4,105
United Parcel Service, Inc.
  Class B......................    268,800       22,972
United Technologies Corp.......    121,657       12,573
W.W. Grainger, Inc.............     21,709        1,446
Waste Management, Inc..........    136,579        4,089
                                             ----------
                                                316,209
                                             ----------

INFORMATION TECHNOLOGY - 16.2%
ADC Telecommunications, Inc.
  (a)(f).......................    190,527          511
Adobe Systems, Inc.............     56,771        3,562
Advanced Micro Devices, Inc.
  (a)(f).......................     95,384        2,100
Affiliated Computer Services,
  Inc. (a)(f)..................     30,200        1,818
Agilent Technologies, Inc.
  (a)..........................    115,127        2,775
Altera Corp. (a)...............     87,978        1,821
Analog Devices, Inc............     88,861        3,281
Andrew Corp. (a)...............     37,727          514
Apple Computer, Inc. (a).......     97,246        6,263
Applied Materials, Inc. (a)....    403,661        6,903
Applied Micro Circuits Corp.
  (a)(f).......................     75,042          316
Autodesk, Inc..................     53,630        2,035
Automatic Data Processing,
  Inc..........................    140,838        6,246
Avaya, Inc. (a)(f).............    107,415        1,848
BMC Software, Inc. (a).........     51,336          955
Broadcom Corp. (a).............     77,846        2,513
CIENA Corp. (a)(f).............    138,988          464
Cisco Systems, Inc. (a)........  1,578,359       30,462
Citrix Systems, Inc. (a).......     40,553          995
Computer Associates
  International, Inc...........    138,244        4,294
Computer Sciences Corp. (a)....     44,782        2,524
Compuware Corp. (a)............     92,657          599
Comverse Technology, Inc. (a)..     45,938        1,123
Convergys Corp. (a)............     35,005          525
Corning, Inc. (a)..............    334,285        3,935
Dell, Inc. (a).................    595,791       25,107

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Electronic Arts, Inc. (a)......     72,000   $    4,441
Electronic Data Systems Corp.
  (f)..........................    120,686        2,788
EMC Corp. (a)..................    577,841        8,592
First Data Corp................    200,104        8,512
Fiserv, Inc. (a)...............     46,347        1,863
Fisher Scientific
  International, Inc. (a)......     27,200        1,697
Freescale Semiconductor, Inc.
  (a)..........................     94,408        1,733
Gateway, Inc. (a)(f)...........     91,465          550
Hewlett-Packard Co.............    725,419       15,212
Intel Corp.....................  1,515,203       35,441
International Business Machines
  Corp.........................    398,818       39,315
Intuit, Inc. (a)...............     45,051        1,983
Jabil Circuit, Inc. (a)........     48,013        1,228
JDS Uniphase Corp. (a)(f)......    344,319        1,091
KLA-Tencor Corp. (a)(f)........     46,264        2,155
Lexmark International Group,
  Inc. Class A (a).............     30,602        2,601
Linear Technology Corp.........     72,475        2,809
LSI Logic Corp. (a)(f).........     93,535          513
Lucent Technologies, Inc.
  (a)(f).......................  1,074,672        4,041
Maxim Integrated Products,
  Inc..........................     77,056        3,266
Mercury Interactive Corp.
  (a)..........................     21,548          981
Micron Technology, Inc. (a)....    144,032        1,779
Microsoft Corp. (e)............  2,602,704       69,518
Molex, Inc.....................     44,310        1,329
Motorola, Inc..................    586,198       10,083
National Semiconductor Corp....     84,318        1,513
NCR Corp. (a)..................     22,192        1,536
Network Appliance, Inc. (a)....     87,767        2,916
News Corp. Class A (f).........    609,600       11,375
Novell, Inc. (a)(f)............     90,942          614
Novellus Systems, Inc. (a).....     33,669          939
NVIDIA Corp. (a)(f)............     38,651          911
Oracle Corp. (a)...............  1,231,538       16,897
Parametric Technology Corp.
  (a)..........................     61,941          365
Paychex, Inc...................     89,227        3,041
PerkinElmer, Inc...............     31,257          703
PMC-Sierra, Inc. (a)(f)........     40,024          450
QLogic Corp. (a)...............     21,745          799
QUALCOMM, Inc..................    393,578       16,688
Sabre Holdings Corp. Class A...     32,324          716
Sanmina-SCI Corp. (a)..........    124,358        1,053
Scientific-Atlanta, Inc. (f)...     36,068        1,191
Siebel Systems, Inc. (a).......    121,958        1,281
Solectron Corp. (a)............    226,514        1,207
Sun Microsystems, Inc. (a).....    817,188        4,396
SunGard Data Systems, Inc.
  (a)..........................     67,950        1,925
Symantec Corp. (a).............    149,000        3,838
Symbol Technologies, Inc.......     56,885          984
Tektronix, Inc.................     23,329          705
Tellabs, Inc. (a)..............    118,575        1,019
Teradyne, Inc. (a).............     47,092          804
Texas Instruments, Inc.........    411,903       10,141

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2004
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Thermo Electron Corp. (a)......     38,429   $    1,160
Unisys Corp. (a)...............     78,879          803
VERITAS Software Corp. (a).....    101,883        2,909
Waters Corp. (a)...............     27,857        1,303
Xerox Corp. (a)................    207,942        3,537
Xilinx, Inc....................     81,704        2,422
Yahoo!, Inc. (a)...............    330,680       12,460
                                             ----------
                                                449,611
                                             ----------

MATERIALS - 3.0%
Air Products & Chemicals,
  Inc..........................     53,489        3,101
Alcoa, Inc.....................    210,346        6,609
Allegheny Technologies, Inc....     21,729          471
Ball Corp......................     26,870        1,182
Bemis Co., Inc.................     25,228          734
Dow Chemical Co................    226,899       11,234
E.I. Du Pont de Nemours & Co...    237,439       11,646
Eastman Chemical Co............     18,462        1,066
Ecolab, Inc....................     60,626        2,130
Engelhard Corp.................     29,030          890
Freeport-McMoRan Copper & Gold,
  Inc. Class B (f).............     41,914        1,602
Georgia-Pacific Group..........     61,040        2,288
Great Lakes Chemical Corp......     12,503          356
Hercules, Inc. (a).............     27,298          405
International Flavors &
  Fragrances, Inc..............     22,204          951
International Paper Co.........    117,956        4,954
Louisiana-Pacific Corp.........     25,759          689
MeadWestvaco Corp..............     47,388        1,606
Monsanto Co....................     62,746        3,486
Newmont Mining Corp............    107,642        4,780
Nucor Corp.....................     37,204        1,947
Pactiv Corp. (a)...............     35,164          889
Phelps Dodge Corp..............     23,505        2,325
PPG Industries, Inc............     40,490        2,760
Praxair, Inc...................     76,620        3,383
Rohm & Haas Co.................     52,796        2,335
Sealed Air Corp. (a)...........     20,236        1,078
Sigma-Aldrich Corp.............     16,493          997
Temple-Inland, Inc.............     13,314          911
United States Steel Corp.
  (f)..........................     26,902        1,379
Vulcan Materials Co............     24,096        1,316
Weyerhaeuser Co................     56,424        3,793
                                             ----------
                                                 83,293
                                             ----------
TELECOMMUNICATION SERVICES - 3.3%
ALLTEL Corp....................     72,598        4,266
AT&T Corp......................    187,247        3,569
BellSouth Corp.................    440,428       12,239
CenturyTel, Inc. (f)...........     31,808        1,128
Citizens Communications Co.
  (f)..........................     77,677        1,071
L-3 Communications Holdings,
  Inc..........................     28,400        2,080
Nextel Communications, Inc.
  Class A (a)..................    265,536        7,966
Qwest Communications
  International, Inc. (a)......    430,622        1,912

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
SBC Communications, Inc........    795,504   $   20,500
Sprint Corp. (Fon Group).......    354,523        8,810
Verizon Communications, Inc....    663,898       26,895
                                             ----------
                                                 90,436
                                             ----------

UTILITIES - 3.2%
AES Corp. (a)..................    157,314        2,150
Allegheny Energy, Inc.
  (a)(f).......................     30,999          611
Ameren Corp. (f)...............     45,842        2,299
American Electric Power Co.,
  Inc..........................     93,454        3,209
Calpine Corp. (a)(f)...........    144,152          568
CenterPoint Energy, Inc. (f)...     72,493          819
Cinergy Corp...................     42,358        1,763
CMS Energy Corp. (a)(f)........     49,905          522
Consolidated Edison, Inc.......     56,822        2,486
Constellation Energy Group,
  Inc..........................     42,603        1,862
Dominion Resources, Inc. (f)...     78,687        5,330
DTE Energy Co..................     41,346        1,783
Duke Energy Corp...............    231,377        5,861
Dynegy Inc. Class A (a)(f).....     92,330          427
Edison International...........     76,762        2,459
El Paso Corp. (f)..............    153,194        1,593
Entergy Corp...................     53,443        3,612
Exelon Corp....................    159,978        7,050
FirstEnergy Corp...............     77,712        3,070
FPL Group, Inc. (f)............     43,689        3,266
KeySpan Corp. (f)..............     37,606        1,484
Kinder Morgan, Inc.............     29,238        2,138
Nicor, Inc. (f)................     10,913          403
NiSource, Inc..................     62,967        1,434
Peoples Energy Corp. (f).......      9,031          397
PG&E Corp. (a).................     94,523        3,146
Pinnacle West Capital Corp.....     21,481          954
PPL Corp.......................     44,768        2,385
Progress Energy, Inc. (f)......     58,108        2,629
Public Service Enterprise
  Group, Inc. (f)..............     55,822        2,890
Sempra Energy..................     54,689        2,006
Southern Co....................    178,858        5,995
TECO Energy, Inc. (f)..........     46,176          708
TXU Corp.......................     57,448        3,709
Williams Cos., Inc. (f)........    134,837        2,197
Xcel Energy, Inc. (f)..........     93,997        1,711
XTO Energy, Inc................     62,200        2,201
                                             ----------
                                                 87,127
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,082,504,194)..........               2,699,246
                                             ----------
                                      PAR
                                     AMOUNT
                                 --------------
                                 (IN THOUSANDS)
U.S. GOVERNMENT SECURITIES - 0.2%
United States Treasury Bill
  2.19% due 03/10/05 (b)(c)....    $   4,299           4,281
                                                  ----------
    TOTAL U.S. GOVERNMENT
      SECURITIES (COST
      $4,281,257)..............                        4,281
                                                  ----------

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2004
--------------------------------------------------------------------------------

                                     SHARES
                                 --------------
                                 (IN THOUSANDS)
SHORT TERM INVESTMENTS - 5.7%
AIM Short Term Investment Prime
  Portfolio....................       60,104          60,104
Federated Money Market
  Obligations Trust............          487             487
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(g) (Note 4)....       98,442          98,442
                                                  ----------
TOTAL SHORT TERM INVESTMENTS
  (COST $159,032,959)..........................      159,033
                                                  ----------
TOTAL INVESTMENTS - 103.4% (IDENTIFIED COST
  $2,245,818,410)..............................    2,862,560
                                                  ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (3.4)%..............................      (95,093)
                                                  ----------
NET ASSETS - 100%..............................   $2,767,467
                                                  ==========

SCHEDULE OF FUTURES CONTRACTS

                               NUMBER OF    UNREALIZED
                               CONTRACTS   APPRECIATION
                               ---------   ------------
                                (DOLLARS IN THOUSANDS)
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 03/2005...............     364         $1,073
                                              ------
Total unrealized appreciation
  on open futures contracts
  purchased..................                 $1,073
                                              ======

---------------
(a) Non-income producing security.

(b) Security held as collateral in relation to initial margin requirements on futures contracts.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f) All or a portion of these securities were on loan at December 31, 2004.

(g) Affiliated issuer. See table below for more information.

                              NUMBER OF    SHARES PURCHASED   SHARES SOLD FOR      NUMBER OF      INCOME EARNED
                             SHARES HELD     FOR THE YEAR     THE YEAR ENDED    SHARES HELD AT     FOR THE YEAR    REALIZED GAIN
   SECURITY DESCRIPTION      AT 12/31/03    ENDED 12/31/04       12/31/04          12/31/04       ENDED 12/31/04   ON SHARES SOLD
   --------------------      -----------   ----------------   ---------------   ---------------   --------------   --------------
   State Street Corp.......      84,525            3,400              8,700           79,225         $52,637          $23,855
   State Street Navigator
     Securities Lending
     Prime Portfolio.......  71,146,646      976,149,740        948,854,719       98,441,667          69,912               --

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004
--------------------------------------------------------------------------------
(amounts in thousands)

ASSETS:
    Investments in unaffiliated issuers at market
     (identified cost $2,144,730) - including $97,986 of
     securities loaned (Note 2).............................  $2,760,226
    Investments in non-controlled affiliates at market
     (identified cost $101,088) (Note 4)....................     102,334
                                                              ----------
                                                               2,862,560
    Receivables:
        Dividends and interest..............................       3,608
                                                              ----------
        TOTAL ASSETS........................................   2,866,168
                                                              ----------
LIABILITIES:
    Payables:
        Investment securities purchased.....................         102
        Daily variation margin on futures contracts.........          53
        Due upon return of securities loaned................      98,442
        Management fees (Note 4)............................         104
                                                              ----------
        TOTAL LIABILITIES...................................      98,701
                                                              ----------
NET ASSETS:.................................................  $2,767,467
                                                              ==========
COMPOSITION OF NET ASSETS:
    Paid-in capital.........................................  $2,149,652
    Net unrealized appreciation on investments and futures
     contracts..............................................     617,815
                                                              ----------
NET ASSETS..................................................  $2,767,467
                                                              ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
--------------------------------------------------------------------------------
(amounts in thousands)

INVESTMENT INCOME:
    Dividend income - unaffiliated issuers..................             $ 52,917
    Dividend income - non-controlled affiliated issuer......                   53
    Interest................................................                  819
    Security lending income (Notes 2 and 4).................                   70
                                                                         --------
        TOTAL INVESTMENT INCOME.............................               53,859
EXPENSES:
    Management fees (Note 4)................................  $  1,201
                                                              --------
        TOTAL EXPENSES......................................                1,201
                                                                         --------
NET INVESTMENT INCOME.......................................               52,658
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
    Net realized gain (loss) on:
        Investments - unaffiliated issuers..................   (34,201)
        Investments - non-controlled affiliated issuer......        24
        Futures contracts...................................     7,688
                                                              --------
                                                                          (26,489)
                                                                         --------
    Net change in unrealized appreciation (depreciation) on:
        Investments.........................................   250,841
        Futures contracts...................................      (943)
                                                              --------
                                                                          249,898
                                                                         --------
Net realized and unrealized gain............................              223,409
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $276,067
                                                                         ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE YEAR   FOR THE YEAR
                                                       ENDED          ENDED
                                                    DECEMBER 31,   DECEMBER 31,
                                                        2004           2003
                                                    ------------   ------------
                                                      (AMOUNTS IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income.........................   $   52,658     $   39,264
    Net realized loss on investments and futures
     contracts....................................      (26,489)       (90,744)
        Net change in unrealized appreciation
        (depreciation)............................      249,898        641,095
                                                     ----------     ----------
        NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS................................      276,067        589,615
                                                     ----------     ----------
CAPITAL TRANSACTIONS:
    Proceeds from contributions...................      331,241        547,305
    Contributions in-kind.........................           --         19,659
    Fair value of withdrawals.....................     (481,557)      (434,455)
    Withdrawals in-kind...........................      (72,956)            --
                                                     ----------     ----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL TRANSACTIONS......................     (223,272)       132,509
                                                     ----------     ----------
TOTAL NET INCREASE IN NET ASSETS..................       52,795        722,124
NET ASSETS:
    Beginning of year.............................    2,714,672      1,992,548
                                                     ----------     ----------
    END OF YEAR...................................   $2,767,467     $2,714,672
                                                     ==========     ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2004           2003           2002           2001          2000*
                                                    ------------   ------------   ------------   ------------   ------------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)......   $2,767,467     $2,714,672     $1,992,548     $2,692,298     $2,957,271
    Ratios to average net assets:
         Operating expenses.......................       0.045%         0.045%         0.045%         0.045%         0.045%+
         Net investment income....................        1.97%          1.74%          1.57%          1.34%          1.14%+
    Portfolio turnover rate**.....................           9%            12%            13%            14%            18%++
    Total return (a)..............................       10.86%         28.62%       (22.16)%       (11.94)%        (2.41)%++

---------------

*   The Portfolio commenced operations on March 1, 2000.

**  The Portfolio turnover rate excludes in-kind security transactions.

+   Annualized.

++  Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
December 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street MSCI(R) EAFE(R) Index Portfolio and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

     The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security Valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities Transactions, Investment Income and Expenses

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2004
--------------------------------------------------------------------------------

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

  Federal Income Taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

  Futures

     The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2004, the earned income for the Portfolio and State Street was $69,912 and $23,304, respectively.

     The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2004, the value of the securities loaned amounted to $97,985,663. The loans were collateralized with cash of $98,441,667, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2004
--------------------------------------------------------------------------------

company, and letters of credit from JP Morgan Chase Bank and BNP Paribas in the amounts of $1,264,800 and $2,150,160, respectively.

  Use of Estimates

     The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.   SECURITIES TRANSACTIONS:

     For the year ended December 31, 2004, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $237,412,033 and $297,872,960, respectively. The aggregate value of in-kind withdrawals was $72,956,408.

     At December 31, 2004, the tax cost of investments was $2,450,998,571. The aggregate gross unrealized appreciation and gross unrealized depreciation was $783,440,674 and $371,879,248, respectively, resulting in net appreciation of $411,561,426 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4.   RELATED PARTY FEES AND TRANSACTIONS:

     The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

     Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of each of these investments at December 31, 2004 is listed in the Portfolio of Investments.

     During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA FM. For the year ended December 31, 2004, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $52,740.

5.   INDEMNIFICATIONS:

     Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2004
--------------------------------------------------------------------------------

business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

GENERAL INFORMATION (UNAUDITED)

  Proxy Voting Policies and Procedures and Record

     The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

  Quarterly Portfolio Schedule

     The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                          -s- ERNST & YOUNG LLP

Boston, Massachusetts
February 11, 2005

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
OFFICERS AND TRUSTEES (unaudited)
--------------------------------------------------------------------------------
                           STATE STREET MASTER FUNDS

                                                                                      NUMBER OF
                                                                                    FUNDS IN FUND        OTHER
                         POSITION(S)   TERM OF OFFICE                                  COMPLEX       DIRECTORSHIPS
NAME, ADDRESS AND         HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY        HELD BY
DATE OF BIRTH ("DOB")       TRUST       TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE          TRUSTEE
---------------------    -----------  ----------------  --------------------------  -------------   ---------------
INDEPENDENT TRUSTEES

Michael F. Holland       Trustee and  Term: Indefinite  Chairman, Holland &               14        Trustee, State
Holland & Company, LLC   Chairman of  Elected: 7/99     Company L.L.C. (investment                  Street
375 Park Avenue          the Board                      adviser) (1995-present).                    Institutional
New York, NY 10152                                                                                  Investment
DOB: 07/08/44                                                                                       Trust; Director
                                                                                                    of the Holland
                                                                                                    Series Fund,
                                                                                                    Inc.; and
                                                                                                    Director, The
                                                                                                    China Fund,
                                                                                                    Inc.

William L. Boyan         Trustee      Term: Indefinite  Trustee of Old Mutual             14        Trustee, State
State Street Master                   Elected: 7/99     South Africa Master Trust                   Street
Funds                                                   (investments) (1997-                        Institutional
P.O. Box 5049                                           present); Chairman                          Investment
Boston, MA 02206                                        emeritus, Children's                        Trust; and
DOB: 01/20/37                                           Hospital (1984-present);                    Trustee, Old
                                                        Director, Boston Plan For                   Mutual South
                                                        Excellence (non-profit)                     Africa Master
                                                        (1994-present); President                   Trust
                                                        and Chief Operations
                                                        Officer, John Hancock
                                                        Mutual Life Insurance
                                                        Company (1959-1999). Mr.
                                                        Boyan retired in 1999.

Rina K. Spence           Trustee      Term: Indefinite  President of SpenceCare           14        Trustee, State
7 Acacia Street                       Elected: 7/99     International LLC (1998-                    Street
Cambridge, MA 02138                                     present); Member of the                     Institutional
DOB: 10/24/48                                           Advisory Board, Ingenium                    Investment
                                                        Corp., (technology                          Trust; Director
                                                        company) (2001-present);                    of Berkshire
                                                        Chief Executive Officer,                    Life Insurance
                                                        IEmily.com, (internet                       Company of
                                                        company) (2000-2001);                       America; and
                                                        Trustee Eastern Enterprise                  Director,
                                                        (utilities) (1988-2000).                    IEmily.com

Douglas T. Williams      Trustee      Term: Indefinite  Executive Vice President          14        Trustee, State
State Street Master                   Elected: 7/99     of Chase Manhattan Bank,                    Street
Funds                                                   (1987-1999). Mr. Williams                   Institutional
P.O. Box 5049                                           retired in 1999.                            Investment
Boston, MA 02206                                                                                    Trust
DOB: 12/23/40

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
OFFICERS AND TRUSTEES (unaudited) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                    FUNDS IN FUND        OTHER
                         POSITION(S)   TERM OF OFFICE                                  COMPLEX       DIRECTORSHIPS
NAME, ADDRESS AND         HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY        HELD BY
DATE OF BIRTH ("DOB")       TRUST       TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE          TRUSTEE
---------------------    -----------  ----------------  --------------------------  -------------   ---------------


OFFICERS

Donald A. Gignac         President    Term: Indefinite  Senior Vice President of          --        --
State Street Bank and                 Elected: 8/03     State Street Bank and
Trust Company                                           Trust Company
2 Avenue de Lafayette                                   (2002-present); Vice
Boston, MA 02111                                        President of State Street
DOB: 06/14/65                                           Bank and Trust Company
                                                        (1993 to 2002).

Karen Gillogly           Treasurer    Term: Indefinite  Vice President of State           --        --
State Street Bank and                 Elected: 9/03     Street Bank and Trust
Trust Company                                           Company (1999-present);
One Federal Street                                      Audit Senior Manager,
Boston, MA 02110                                        Ernst & Young LLP (1998-
DOB: 09/03/66                                           1999).

Julie A. Tedesco         Secretary    Term: Indefinite  Vice President and Counsel        --        --
State Street Bank and                 Elected: 5/00     of State Street Bank and
Trust Company                                           Trust Company
One Federal Street                                      (2000-present); Counsel of
Boston, MA 02110                                        First Data Investor
DOB: 09/03/57                                           Services Group, Inc.,
                                                        (1994-2000).

Peter A. Ambrosini       Chief        Term: Unlimited   Senior Principal and Chief        --        --
SSgA Funds               Compliance   Elected: 5/04     Compliance and Risk
Management, Inc.         Officer                        Management Officer, SSgA
State Street Financial                                  Funds Management, Inc. and
Center                                                  State Street Global
One Lincoln Street                                      Advisors (2001-present);
Boston, MA 02111                                        Managing Director,
DOB: 12/17/43                                           PricewaterhouseCoopers LLP
                                                        (1986-2001).

     The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2004
--------------------------------------------------------------------------------

     This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                                                                                           PERCENT OF
INDUSTRY++                             SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
----------                             -----------               -------------              ------------   ----------
Advertising Agencies                        16,400   +Valassis Communications, Inc.         $    574,164       0.2%
                                                     Other Securities                          2,211,215       0.6
                                                                                            ------------     -----
                                                                                               2,785,379       0.8
                                                                                            ------------     -----
Aerospace                                            Other Securities                          1,708,095       0.5
Agriculture, Fishing & Ranching                      Other Securities                            435,176       0.1
Air Transport                                        Other Securities                          3,142,009       0.9
Aluminum                                             Other Securities                            306,914       0.1
Auto Parts: After Market                             Other Securities                            555,610       0.2
Auto Parts: Original Equipment                       Other Securities                          1,521,467       0.4
Auto Trucks & Parts                                  Other Securities                            567,594       0.2
Banks: New York City                                 Other Securities                             16,180       0.0
Banks: Outside New York City                24,500   Bancorpsouth, Inc.                          597,065       0.2
                                            14,444   Cathay General Bancorp                      541,650       0.1
                                            14,896   East-West Bancorp, Inc.                     625,036       0.2
                                            11,400   First Bancorp/Puerto Rico                   724,014       0.2
                                            15,600   First Midwest Bancorp, Inc.                 566,124       0.1
                                            21,900   Old National Bancorp                        566,334       0.1
                                             4,515   Park National Corp.                         611,783       0.2
                                            10,583   Westamerica Bancorporation                  617,095       0.2
                                                     Other Securities                         23,871,994       6.6
                                                                                            ------------     -----
                                                                                              28,721,095       7.9
                                                                                            ------------     -----
Beverage: Brewers (Wineries)                         Other Securities                             53,175       0.0
Beverage: Soft Drinks                                Other Securities                            315,994       0.1
Biotechnology Research & Production                  Other Securities                          8,839,974       2.4
Building Materials                                   Other Securities                          1,793,959       0.5
Building: Air Conditioning                           Other Securities                            713,615       0.2
Building: Cement                                     Other Securities                            497,569       0.1
Building: Heating & Plumbing                         Other Securities                            245,991       0.1
Building: Miscellaneous                              Other Securities                            418,854       0.1
Building: Roofing & Wallboard                        Other Securities                            689,889       0.2
Cable Television Services                            Other Securities                            518,605       0.1
Casinos & Gambling                                   Other Securities                          3,531,498       1.0
Chemicals                                   11,500   Cytec Industries, Inc.                      591,330       0.2
                                            11,700   +FMC Corp.                                  565,110       0.2
                                                     Other Securities                          6,040,395       1.6
                                                                                            ------------     -----
                                                                                               7,196,835       2.0
                                                                                            ------------     -----
Commercial Information Services                      Other Securities                          1,416,440       0.4
Communications & Media                               Other Securities                            106,880       0.0
Communications Technology                   83,400   +Brocade Communications Systems, Inc.       637,176       0.2
                                                     Other Securities                          6,513,011       1.8
                                                                                            ------------     -----
                                                                                               7,150,187       2.0
                                                                                            ------------     -----

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY++                             SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
----------                             -----------               -------------              ------------   ----------
Computer Services, Software & Systems        8,716   +CACI International, Inc. Class A      $    593,821       0.2%
                                                     Other Securities                         17,232,453       4.7
                                                                                            ------------     -----
                                                                                              17,826,274       4.9
                                                                                            ------------     -----
Computer Technology                                  Other Securities                          6,547,020       1.8
Construction                                         Other Securities                          1,005,584       0.3
Consumer Electronics                                 Other Securities                          3,719,286       1.0
Consumer Products                            7,698   Toro Co.                                    626,232       0.2
                                                     Other Securities                          3,299,547       0.9
                                                                                            ------------     -----
                                                                                               3,925,779       1.1
                                                                                            ------------     -----
Containers & Packaging: Metals &            11,500   Aptargroup, Inc.                            606,970       0.1
  Glass
                                            54,169   +Crown Holdings, Inc.                       744,282       0.2
                                                     Other Securities                            635,866       0.2
                                                                                            ------------     -----
                                                                                               1,987,118       0.5
                                                                                            ------------     -----
Containers & Packaging: Paper &                      Other Securities                            240,586       0.1
  Plastic
Copper                                               Other Securities                            350,400       0.1
Cosmetics                                            Other Securities                            793,975       0.2
Diversified Financial Services              38,900   +The BISYS Group, Inc.                      639,905       0.2
                                                     Other Securities                          1,761,774       0.5
                                                                                            ------------     -----
                                                                                               2,401,679       0.7
                                                                                            ------------     -----
Diversified Materials & Processing                   Other Securities                          2,658,044       0.7
Diversified Production                      19,652   +Thomas & Betts Corp.                       604,299       0.2
Drug & Grocery Store Chains                          Other Securities                          1,565,080       0.4
Drugs & Pharmaceuticals                     27,500   Valeant Pharmaceuticals International       724,625       0.2
                                                     Other Securities                          8,694,338       2.4
                                                                                            ------------     -----
                                                                                               9,418,963       2.6
                                                                                            ------------     -----
Education Services                                   Other Securities                          1,063,970       0.3
Electrical & Electronics                             Other Securities                          1,076,977       0.3
Electrical Equipment & Components                    Other Securities                          3,418,476       0.9
Electrical: Household Appliances                     Other Securities                            109,826       0.0
Electronics                                          Other Securities                          1,626,662       0.4
Electronics: Instruments Gauges &                    Other Securities                            618,556       0.2
  Meters
Electronics: Medical Systems                         Other Securities                          3,149,209       0.9
Electronics: Semiconductors/                         Other Securities                          6,824,688       1.9
  Components
Electronics: Technology                     16,906   +Trimble Navigation Ltd.                    558,574       0.1
                                                     Other Securities                          2,772,083       0.8
                                                                                            ------------     -----
                                                                                               3,330,657       0.9
                                                                                            ------------     -----
Energy Equipment                                     Other Securities                            237,066       0.1
Energy Miscellaneous                        21,565   +Tesoro Corp.                               687,061       0.2
                                                     Other Securities                          1,833,975       0.5
                                                                                            ------------     -----
                                                                                               2,521,036       0.7
                                                                                            ------------     -----
Engineering & Contracting Services                   Other Securities                          1,032,932       0.3
Entertainment                                        Other Securities                          1,069,979       0.3

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY++                             SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
----------                             -----------               -------------              ------------   ----------
Fertilizers                                 38,300   +The Mosaic Co.                        $    625,056       0.2%
                                                     Other Securities                             86,136       0.0
                                                                                            ------------     -----
                                                                                                 711,192       0.2
                                                                                            ------------     -----
Finance Companies                                    Other Securities                            635,429       0.2
Finance: Small Loan                                  Other Securities                            121,179       0.0
Financial Data Processing Services &                 Other Securities                          2,853,531       0.8
  Systems
Financial Information Services                       Other Securities                            975,176       0.3
Financial Miscellaneous                              Other Securities                          2,652,393       0.7
Foods                                                Other Securities                          2,740,694       0.7
Forest Products                                      Other Securities                          1,220,113       0.3
Forms & Bulk Printing Services                       Other Securities                            145,152       0.0
Funeral Parlors & Cemeteries                         Other Securities                            391,978       0.1
Glass                                                Other Securities                            146,169       0.0
Gold                                                 Other Securities                            332,682       0.1
Health Care Facilities                               Other Securities                          2,559,167       0.7
Health Care Management Services              7,300   +AMERIGROUP Corp.                           552,318       0.2
                                                     Other Securities                          4,125,231       1.1
                                                                                            ------------     -----
                                                                                               4,677,549       1.3
                                                                                            ------------     -----
Health Care Services                                 Other Securities                          2,067,239       0.6
Homebuilding                                 4,017   Beazer Homes USA, Inc.                      587,326       0.1
                                                     Other Securities                          1,004,763       0.3
                                                                                            ------------     -----
                                                                                               1,592,089       0.4
                                                                                            ------------     -----
Hotel/Motel                                          Other Securities                            165,396       0.0
Household Furnishings                                Other Securities                          2,060,166       0.6
Identification Control &                    15,821   IDEX Corp.                                  640,751       0.2
Filter Devices                                       Other Securities                          3,115,618       0.8
                                                                                            ------------     -----
                                                                                               3,756,369       1.0
                                                                                            ------------     -----
Insurance: Life                                      Other Securities                          1,899,177       0.5
Insurance: Multi-Line                                Other Securities                          1,833,527       0.5
Insurance: Property-Casualty                         Other Securities                          4,287,241       1.2
Investment Management Companies                      Other Securities                          1,787,036       0.5
Jewelry Watches & Gemstones                          Other Securities                             89,520       0.0
Leisure Time                                10,678   +Penn National Gaming, Inc.                 646,553       0.2
                                            17,913   SCP Pool Corp.                              571,425       0.2
                                                     Other Securities                          1,160,812       0.3
                                                                                            ------------     -----
                                                                                               2,378,790       0.7
                                                                                            ------------     -----
Machine Tools                                        Other Securities                            379,664       0.1
Machinery & Engineering                              Other Securities                            185,238       0.0
Machinery: Agricultural                              Other Securities                            101,268       0.0
Machinery: Construction & Handling          15,843   +Terex Corp.                                754,919       0.2
                                                     Other Securities                            932,302       0.3
                                                                                            ------------     -----
                                                                                               1,687,221       0.5
                                                                                            ------------     -----
Machinery: Industrial/Specialty             16,400   Joy Global, Inc.                            712,252       0.2
                                                     Other Securities                          2,850,974       0.8
                                                                                            ------------     -----
                                                                                               3,563,226       1.0
                                                                                            ------------     -----
Machinery: Oil Well Equipment &                      Other Securities                          4,699,271       1.3
  Services

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY++                             SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
----------                             -----------               -------------              ------------   ----------
Machinery: Specialty                                 Other Securities                       $  1,277,767       0.3%
Manufactured Housing                                 Other Securities                            407,946       0.1
Manufacturing                                        Other Securities                            745,529       0.2
Medical & Dental                            13,929   +Techne Corp.                               541,838       0.1
Instruments & Supplies                               Other Securities                         10,385,339       2.8
                                                                                            ------------     -----
                                                                                              10,927,177       2.9
                                                                                            ------------     -----
Medical Services                                     Other Securities                            930,997       0.3
Metal Fabricating                                    Other Securities                          3,482,112       1.0
Metals & Minerals Miscellaneous                      Other Securities                          1,697,475       0.5
Milling: Fruit & Grain Processing           10,789   Corn Products International, Inc.           577,859       0.2
                                                     Other Securities                             32,832       0.0
                                                                                            ------------     -----
                                                                                                 610,691       0.2
                                                                                            ------------     -----
Miscellaneous: Health Care                           Other Securities                            414,720       0.1
Miscellaneous: Materials &                           Other Securities                            735,782       0.2
  Commodities
Miscellaneous: Materials & Processing                Other Securities                            839,362       0.2
Miscellaneous: Producer Durables                     Other Securities                            135,024       0.0
Multi-Sector Companies                               Other Securities                          1,594,650       0.4
Office Furniture & Business Equipment                Other Securities                            476,770       0.1
Offshore Drilling                                    Other Securities                            152,497       0.0
Oil: Crude Producers                        25,490   +Plains Exploration & Production Co.        662,740       0.2
                                                     Other Securities                          9,053,259       2.5
                                                                                            ------------     -----
                                                                                               9,715,999       2.7
                                                                                            ------------     -----
Oil: Integrated Domestic                             Other Securities                            539,428       0.1
Paints & Coatings                                    Other Securities                            673,280       0.2
Paper                                                Other Securities                          1,256,614       0.3
Plastics                                             Other Securities                            226,310       0.1
Pollution Control & Environmental                    Other Securities                            780,065       0.2
  Services
Power Transmission Equipment                         Other Securities                            295,812       0.1
Printing & Copying Services                          Other Securities                            189,679       0.0
Production Technology Equipment                      Other Securities                          5,041,089       1.4
Publishing: Miscellaneous                            Other Securities                          1,825,923       0.5
Publishing: Newspapers                               Other Securities                            837,381       0.2
Radio & TV Broadcasters                              Other Securities                          1,887,922       0.5
Railroad Equipment                                   Other Securities                            288,520       0.1
Railroads                                            Other Securities                            920,831       0.3
Real Estate                                          Other Securities                          1,319,570       0.4
Real Estate Investment Trusts (REIT)        37,000   American Financial Realty Trust             598,660       0.2
                                            18,200   CarrAmerica Realty Corp.                    600,600       0.2
                                             6,695   Essex Property Trust, Inc.                  561,041       0.1
                                            13,900   First Industrial Realty Trust, Inc.         566,147       0.1
                                            14,800   Healthcare Realty Trust, Inc.               602,360       0.2
                                            62,300   +La Quinta Corp.                            566,307       0.1
                                            13,150   New Century Financial Corp.                 840,417       0.2
                                            13,200   Realty, Income Corp.                        667,656       0.2
                                                     Other Securities                         20,728,320       5.7
                                                                                            ------------     -----
                                                                                              25,731,508       7.0
                                                                                            ------------     -----
Recreational Vehicles & Boats                        Other Securities                          1,471,005       0.4

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY++                             SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
----------                             -----------               -------------              ------------   ----------
Rental & Leasing Services: Commercial                Other Securities                       $    957,987       0.3%
Rental & Leasing Services: Consumer                  Other Securities                            854,120       0.2
Restaurants                                 14,700   CBRL Group, Inc.                            615,195       0.2
                                            19,914   +Sonic Corp.                                607,377       0.1
                                                     Other Securities                          4,764,294       1.3
                                                                                            ------------     -----
                                                                                               5,986,866       1.6
                                                                                            ------------     -----
Retail                                               Other Securities                         13,712,089       3.7
Savings & Loan                                       Other Securities                          8,306,168       2.3
Scientific Equipment & Suppliers                     Other Securities                            647,915       0.2
Securities Brokerage & Services                      Other Securities                          1,615,931       0.4
Services: Commercial                                 Other Securities                         10,024,140       2.7
Shipping                                             Other Securities                          1,459,507       0.4
Shoes                                                Other Securities                          1,306,744       0.3
Steel                                       28,900   Allegheny Technologies, Inc.                626,263       0.2
                                                     Other Securities                          2,109,814       0.5
                                                                                            ------------     -----
                                                                                               2,736,077       0.7
                                                                                            ------------     -----
Synthetic Fibers                                     Other Securities                             80,367       0.0
Telecommunications Equipment                         Other Securities                          2,101,604       0.6
Textile Products                                     Other Securities                            288,571       0.1
Textiles Apparel Manufacturers              18,450   +Quiksilver, Inc.                           549,626       0.2
                                                     Other Securities                          1,544,410       0.4
                                                                                            ------------     -----
                                                                                               2,094,036       0.6
                                                                                            ------------     -----
Tires & Rubber                              50,100   +The Goodyear Tire & Rubber Co.(c)          734,466       0.2
                                                     Other Securities                            607,537       0.2
                                                                                            ------------     -----
                                                                                               1,342,003       0.4
                                                                                            ------------     -----
Tobacco                                              Other Securities                            934,864       0.3
Toys                                                 Other Securities                            250,291       0.1
Transportation Miscellaneous                30,800   +Laidlaw International, Inc.                659,120       0.2
                                                     Other Securities                            618,838       0.1
                                                                                            ------------     -----
                                                                                               1,277,958       0.3
                                                                                            ------------     -----
Truckers                                     9,908   +Landstar System, Inc.                      729,625       0.2
                                                     Other Securities                          2,746,879       0.8
                                                                                            ------------     -----
                                                                                               3,476,504       1.0
                                                                                            ------------     -----
Utilities: Cable TV & Radio                          Other Securities                            116,875       0.0
Utilities: Electrical                       62,400   +CMS Energy Corp.                           652,080       0.2
                                                     Other Securities                          4,224,533       1.1
                                                                                            ------------     -----
                                                                                               4,876,613       1.3
                                                                                            ------------     -----
Utilities: Gas Distributors                 11,900   Energen Corp.                               701,505       0.2
                                            24,000   Piedmont Natural Gas Co.                    557,760       0.1
                                                     Other Securities                          4,674,848       1.3
                                                                                            ------------     -----
                                                                                               5,934,113       1.6
                                                                                            ------------     -----
Utilities: Gas Pipelines                             Other Securities                             34,518       0.0
Utilities: Miscellaneous                             Other Securities                            239,112       0.1
Utilities: Telecommunications                        Other Securities                          3,164,793       0.9
Utilities: Water                                     Other Securities                            646,361       0.2

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY++                             SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
----------                             -----------               -------------              ------------   ----------
Wholesale & International Trade                      Other Securities                       $    143,269       0.0%
Wholesalers                                          Other Securities                            713,816       0.2
                                                                                            ------------     -----
                                                     TOTAL INVESTMENTS IN COMMON STOCKS
                                                     (COST - $275,838,140)                   357,820,594      97.9
                                                                                            ------------     -----
                                                                                                           PERCENT OF
INDUSTRY++                             SHARES HELD               MUTUAL FUNDS                  VALUE       NET ASSETS
----------                             -----------               ------------               ------------   ----------
Investment Management Companies                      Other Securities                       $     85,320       0.0%
                                                                                            ------------     -----
                                                     TOTAL INVESTMENTS IN MUTUAL FUNDS
                                                     (COST - $74,033)                             85,320       0.0
                                                                                            ------------     -----
                                                            FIXED INCOME SECURITIES
                                                            -----------------------
Metal Fabricating                                    Other Securities                                686       0.0
                                                                                            ------------     -----
                                                     TOTAL INVESTMENTS IN FIXED INCOME
                                                     SECURITIES (COST - $686)                        686       0.0
                                                                                            ------------     -----
                                                              OTHER INTEREST++++
                                                              ------------------
Computer Services: Software & Systems                Other Securities                                  0       0.0
                                                                                            ------------     -----
                                                     TOTAL INVESTMENTS IN OTHER INTEREST
                                                     (COST - $0)                                       0       0.0
                                                                                            ------------     -----
                                       BENEFICIAL
                                        INTEREST             SHORT-TERM SECURITIES
                                       -----------           ---------------------
                                       $ 8,989,590   Merrill Lynch Liquidity Series, LLC
                                                     Cash Sweep Series I(a)                    8,989,590       2.4
                                        11,652,388   Merrill Lynch Liquidity Series, LLC
                                                     Money Market Series(a)(b)                11,652,388       3.2
                                                                                            ------------     -----
                                                     TOTAL INVESTMENTS IN SHORT-TERM
                                                     SECURITIES (COST - $20,641,978)          20,641,978       5.6
                                                                                            ------------     -----
TOTAL INVESTMENTS (COST - $296,554,837*)                                                     378,548,578     103.5
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (12,887,301)     (3.5)
                                                                                            ------------     -----
NET ASSETS                                                                                  $365,661,277     100.0%
                                                                                            ============     =====

---------------

    "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets.

* The cost and unrealized appreciation/depreciation on investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

   Aggregate cost..............................................  $300,190,875
                                                                 ------------
   Gross unrealized appreciation...............................  $100,834,680
   Gross unrealized depreciation...............................   (22,476,977)
                                                                 ------------
   Net unrealized appreciation.................................  $ 78,357,703
                                                                 ============

+   Non-income producing security.

++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

++++Other interest represents beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                 INTEREST/
                                                                                 DIVIDEND
   AFFILIATE                                                     NET ACTIVITY     INCOME
   ---------                                                     ------------    ---------
   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I.....  $(31,201,939)   $182,651..
   Merrill Lynch Liquidity Series, LLC Money Market Series.....  $  4,814,262    $107,254
   Merrill Lynch Premier Institutional Fund....................    (2,279,374)   $  9,198

(b) Security was purchased with the cash proceeds from securities loans. Financial futures contracts purchased as of December 31, 2004 were as follows:

   NUMBER OF                       EXPIRATION                 UNREALIZED
   CONTRACTS         ISSUE            DATE     FACE VALUE    APPRECIATION
   ---------         -----         ----------  -----------   ------------
      36       Russell 2000 Index  March 2005  $11,633,855     $137,245

    Financial futures contracts sold as of December 31, 2004 were as follows:

   NUMBER OF                       EXPIRATION                 UNREALIZED
   CONTRACTS         ISSUE            DATE      FACE VALUE   DEPRECIATION
   ---------         -----         ----------   ----------   ------------
       3       Russell 2000 Index  March 2005    $949,875      $(31,050)

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004
--------------------------------------------------------------------------------

ASSETS:
    Investments in unaffiliated securities, at value
     (including securities loaned of $10,888,830)
     (identified cost - $275,912,859).......................               $357,906,600
    Investments in affiliated securities, at value
     (identified cost - $20,641,978)........................                 20,641,978
    Cash....................................................                    211,025
    Cash on deposit for financial futures contracts.........                    462,000
    Receivables:
      Dividends.............................................  $  489,544
      Contributions.........................................     459,470
      Securities sold.......................................     160,758
      Securities lending....................................      15,160
      Interest from affiliates..............................      14,893
      Variation margin......................................       7,425      1,147,250
                                                              ----------
    Prepaid expenses........................................                        719
                                                                           ------------
        TOTAL ASSETS........................................                380,369,572
                                                                           ------------

LIABILITIES:
    Collateral on securities loaned, at value...............                 11,652,388
    Payables:
      Withdrawals...........................................   2,207,235
      Securities purchased..................................     555,364
      Investment adviser....................................       3,509
      Other affiliates......................................       1,743      2,767,851
                                                              ----------
    Accrued expenses and other liabilities..................                    288,056
                                                                           ------------
        TOTAL LIABILITIES...................................                 14,708,295
                                                                           ------------
NET ASSETS..................................................               $365,661,277
                                                                           ============

NET ASSETS CONSIST OF:
    Investors' capital......................................               $283,561,341
    Unrealized appreciation - net...........................                 82,099,936
                                                                           ------------
NET ASSETS..................................................               $365,661,277
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $1,401 foreign withholding tax).......                $ 3,856,505
    Interest (including $182,651 from affiliates)...........                    184,147
    Securities lending - net................................                    116,452
                                                                            -----------
        TOTAL INCOME........................................                  4,157,104
                                                                            -----------
EXPENSES:
    Professional fees.......................................  $   116,161
    Custodian fees..........................................       58,361
    Accounting services.....................................       52,444
    Investment advisory fees................................       34,958
    Trustees' fees and expenses.............................        3,500
    Printing and shareholder reports........................        1,107
    Pricing fees............................................           15
    Other...................................................       10,526
                                                              -----------
        TOTAL EXPENSES BEFORE REIMBURSEMENT.................      277,072
    Reimbursement of expenses...............................       (2,910)
                                                              -----------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                    274,162
                                                                            -----------
INVESTMENT INCOME - NET.....................................                  3,882,942
                                                                            -----------
REALIZED & UNREALIZED GAIN (LOSS) - NET:
    Realized gain on:
      Investments - net.....................................   13,314,585
      Futures contracts - net...............................    1,179,349    14,493,934
                                                              -----------
    Change in unrealized appreciation on:
      Investments - net.....................................   39,572,294
      Futures contracts - net...............................   (1,698,361)   37,873,933
                                                              -----------   -----------
        TOTAL REALIZED AND UNREALIZED GAIN - NET............                 52,367,867
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $56,250,809
                                                                            ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                              -------------------------------
                                                                   2004             2003
                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $   3,882,942     $  2,565,223
    Realized gain - net.....................................     14,493,934          459,569
    Change in unrealized appreciation - net.................     37,873,933       85,865,588
                                                              -------------     ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....     56,250,809       88,890,380
                                                              -------------     ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................    309,457,896       87,919,756
    Fair value of withdrawals...............................   (335,706,893)     (23,066,142)
                                                              -------------     ------------
    NET INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL TRANSACTIONS...................................    (26,248,997)      64,853,614
                                                              -------------     ------------
NET ASSETS:
    Total increase in net assets............................     30,001,812      153,743,994
    Beginning of year.......................................    335,659,465      181,915,471
                                                              -------------     ------------
    END OF YEAR.............................................  $ 365,661,277     $335,659,465
                                                              =============     ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
                                                  2004       2003       2002       2001      2000+
                                                --------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN*......................     18.15%     47.11%    (20.19%)     2.37%        --
                                                --------   --------   --------   --------   --------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement............       .08%       .09%       .08%       .08%       .09%
                                                --------   --------   --------   --------   --------
    Expenses..................................       .08%       .10%       .14%       .13%       .13%
                                                --------   --------   --------   --------   --------
    Investment income - net...................      1.11%      1.13%      1.26%      1.45%      1.90%
                                                --------   --------   --------   --------   --------
SUPPLEMENTAL DATA:
    Net assets, end of year (in thousands)....  $365,661   $335,659   $181,915   $182,968   $169,244
                                                --------   --------   --------   --------   --------
    Portfolio turnover........................     37.74%     28.57%     39.00%     48.50%     50.51%
                                                --------   --------   --------   --------   --------

---------------

* The Series' Investment Adviser has agreed to reimburse the Series for a portion of its expenses. Without such reimbursement, the Series' performance would have been lower.

+ Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2004
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

  (a)  Valuation of investments

     Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

     Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

     Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision by the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

     Generally, trading in foreign securities, as well as U. S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

  (b)  Derivative financial instruments

     The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     - Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the con-tract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     - Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

  (c)  Income taxes

     The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

  (d)  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

  (e)  Securities lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U. S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finders', lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable. FAM reimbursed the Series for the amount of $2,910.

     Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

     The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of December 31, 2004, the Series lent securities with a value of $246,974 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things,

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

in a private investment company managed by MLIM, LLC or in registered money market Series advised by FAM or its affiliates. For the year ended December 31, 2004, MLIM, LLC received $50,177 in securities lending agent fees from the Series.

     For the year ended December 31, 2004, the Series reimbursed FAM $7,957 for certain accounting services.

     Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2004 were $138,270,159 and $125,776,247, respectively.

4.   SHORT-TERM BORROWINGS:

     The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
December 31, 2004
--------------------------------------------------------------------------------

To the Investors and Board of Trustees of Quantitative Master Series Trust:

     We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of the Quantitative Master Series Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2005

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SECTOR REPRESENTATION (unaudited)
--------------------------------------------------------------------------------

                                                                  PERCENT OF TOTAL
   AS OF DECEMBER 31, 2004                                          INVESTMENTS
   -----------------------                                        ----------------
   Financial Services..........................................         22.4%
   Consumer Discretionary......................................         16.9
   Technology..................................................         11.9
   Health Care.................................................         11.4
   Materials & Processing......................................          9.5
   Producer Durables...........................................          7.6
   Other Energy................................................          4.6
   Auto & Transportation.......................................          4.2
   Utilities...................................................          4.0
   Consumer Staples............................................          1.5
   Integrated Oils.............................................           .1
   Other*......................................................          5.9

---------------

*   Includes portfolio holdings in short-term securities.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
OFFICERS AND TRUSTEES (unaudited)
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN     OTHER PUBLIC
                          POSITION(S)  LENGTH                                     FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY        HELD BY
AGE                          TRUST     SERVED         DURING PAST 5 YEARS           TRUSTEE          TRUSTEE
-----------------         -----------  -------      -----------------------      --------------   -------------
INTERESTED TRUSTEE

Terry K. Glenn*            President    2000    President and Chairman of the      124 Funds     None
P.O. Box 9011              and          to      Merrill Lynch Investment         163 Portfolios
Princeton, NJ 08543-9011   Trustee              Managers, L.P. ("MLIM")/ Fund
Age: 64                                present  Asset Management, L.P.
                                                ("FAM") - Advised Funds since
                                                1999; Chairman (Americas
                                                Region) of MLIM from 2000 to
                                                2002; Executive Vice President
                                                of MLIM and FAM (which terms as
                                                used herein include their
                                                corporate predecessors) from
                                                1983 to 2002; President of FAM
                                                Distributors, Inc. ("FAMD")
                                                from 1986 to 2002 and Director
                                                thereof from 1991 to
                                                2002;Executive Vice President
                                                and Director of Princeton
                                                Services, Inc. ("Princeton
                                                Services") from 1993 to 2002;
                                                President of Princeton
                                                Administrators, L.P. from 1989
                                                to 2002; Director of Financial
                                                Data Services, Inc. since 1985.

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Trust based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN     OTHER PUBLIC
                          POSITION(S)  LENGTH                                     FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY        HELD BY
AGE                          TRUST     SERVED         DURING PAST 5 YEARS           TRUSTEE          TRUSTEE
-----------------         -----------  -------  -------------------------------  --------------   -------------
INDEPENDENT TRUSTEES*

Donald W. Burton           Trustee      2002    General Partner of The Burton       23 Funds     ITC Delta-Com,
P.O. Box 9095                           to      Partnership, Limited             42 Portfolios   Inc., Knology,
Princeton, NJ 08543-9095                        Partnership (an Investment                       Inc., Symbion,
Age: 60                                present  Partnership) since 1979;                         Inc.
                                                Managing General Partner of The
                                                South Atlantic Venture Funds
                                                since 1983; Member of the
                                                Investment Advisory Committee
                                                of the Florida State Board of
                                                Administration since 2001.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
OFFICERS AND TRUSTEES (unaudited) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN     OTHER PUBLIC
                          POSITION(S)  LENGTH                                     FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY        HELD BY
AGE                          TRUST     SERVED         DURING PAST 5 YEARS           TRUSTEE          TRUSTEE
-----------------         -----------  -------  -------------------------------  --------------   -------------

M. Colyer Crum             Trustee      2000    James R. Williston Professor of     24 Funds     Cambridge
P.O. Box 9095                           to      Investment Management Emeritus,  43 Portfolios   Bancorp
Princeton, NJ 08543-9095                        Harvard Business School since
Age: 72                                present  1996; James R. Williston
                                                Professor of Investment
                                                Management, Harvard Business
                                                School from 1971 to 1996.

Laurie Simon Hodrick       Trustee      2000    Professor of Finance and            23 Funds     None
P.O. Box 9095                           to      Economics, Graduate School of    42 Portfolios
Princeton, NJ 08543-9095                        Business, Columbia University
Age: 42                                present  since 1998.

David H. Walsh             Trustee      2003    Consultant with Putnam              23 Funds     None
P.O. Box 9095                           to      Investments from 1993 to 2003    42 Portfolios
Princeton, NJ 08543-9095                        and employed in various
Age: 63                                present  capacities therewith from 1973
                                                to 1992; Director, The National
                                                Audubon Society since 1998;
                                                Director, The American Museum
                                                of Fly Fishing since 1997.

Fred G. Weiss              Trustee      2000    Managing Director of FGW            23 Funds     Watson
P.O. Box 9095                           to      Associates since 1997; Vice      42 Portfolios   Pharmaceuticals,
Princeton, NJ 08543-9095                        President, Planning, Investment                  Inc.
Age: 63                                present  and Development of Warner
                                                Lambert Co. from 1979 to 1997;
                                                Director of Michael J. Fox
                                                Foundation for Parkinson's
                                                Research since 2000; Director
                                                of BTG International PLC (a
                                                global technology
                                                commercialization company)
                                                since 2001.

* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                          POSITION(S)
NAME, ADDRESS AND          HELD WITH    LENGTH OF
AGE                          TRUST     TIME SERVED           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------         -----------  ------------          -------------------------------------------
TRUST OFFICERS*

Donald C. Burke            Vice         1997 to      First Vice President of MLIM and FAM since 1997 and
P. O. Box 9011             President    present and  Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011   and          1999 to      Treasurer of Princeton Services since 1999 and Director
Age: 44                    Treasurer    present      since 2004; Vice President of FAMD since 1999; Vice
                                                     President of MLIM and FAM from 1990 to 1997; Director of
                                                     Taxation of MLIM from 1990 to 2001.

Robert C. Doll, Jr.        Senior       1999 to      President of MLIM/FAM-advised funds since 2005; President of
P.O. Box 9011              Vice         present      MLIM and FAM since 2001; Co-Head (Americas Region) thereof
Princeton, NJ 08543-9011   President                 from 2000 to 2001 and Senior Vice President from 1999 to
Age: 50                                              2001; President and Director of Princeton Services, Inc.
                                                     since 2001; President of Princeton Administrators, L.P.
                                                     since 2001; Chief Investment Officer of Oppenheimer Funds,
                                                     Inc. from 1991 to 1999.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
OFFICERS AND TRUSTEES (unaudited) -- CONTINUED
--------------------------------------------------------------------------------

                          POSITION(S)
NAME, ADDRESS AND          HELD WITH    LENGTH OF
AGE                          TRUST     TIME SERVED           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------         -----------  ------------          -------------------------------------------

Richard J. Vella           Vice         1999 to      Managing Director and Head of Global Index and Enhanced
P.O. Box 9011              President    present      Index products for Merrill Lynch Quantitative Advisors since
Princeton, NJ 08543-9011                             1999;Managing Director and Head of the Global Index and
Age: 48                                              Enhanced Index business at Bankers Trust from 1984 to 1999.

Jeffrey Hiller             Chief        2004 to      Chief Compliance Officer of the MLIM/FAM-advised funds and
P.O. Box 9011              Compliance   present      First Vice President and Chief Compliance Officer of MLIM
Princeton, NJ 08543-9011   Officer                   since 2004; Global Director of Compliance at Morgan Stanley
Age: 53                                              Investment Management from 2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset
                                                     Management from 2000 to 2002; Chief Compliance Officer at
                                                     Soros Fund Management in 2000; Chief Compliance Officer at
                                                     Prudential Financial from 1995 to 2000.

Alice A. Pellegrino        Secretary    2004 to      Secretary of MLIM, FAM, FAMD and Princeton Services since
P.O. Box 9011                           present      2004; Director (Legal Advisory) of MLIM since 2002; Vice
Princeton, NJ 08543-9011                             President of MLIM from 1999 to 2002; Attorney associated
Age: 44                                              with MLIM since 1997.

*   Officers of the Trust serve at the pleasure of the Board of Trustees.

    Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

    Effective January 1, 2005, Terry K. Glenn, President and Trustee and M. Colyer Crum, Trustee of Quantitive Master Series Trust retired. The Trust's Board of Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

    Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Executive Officer of the Trust.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2004
--------------------------------------------------------------------------------

     This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Website at http://www.sec.gov.

                                                                                                VALUE         PERCENT OF
INDUSTRY*                             SHARES HELD              COMMON STOCKS              (IN U.S. DOLLARS)   NET ASSETS
---------                             -----------              -------------              -----------------   ----------
Aerospace & Defense                                 Other Securities                        $  1,774,353          0.5%
Air Freight & Logistics                             Other Securities                           1,220,617          0.4
Airlines                                            Other Securities                             859,490          0.3
Auto Components                                     Other Securities                           2,628,055          0.8
Automobiles                                30,782   DaimlerChrysler AG                         1,475,293          0.4
                                           27,400   Honda Motor Co., Ltd.                      1,419,869          0.4
                                          100,700   Toyota Motor Corp.                         4,097,970          1.3
                                                    Other Securities                           2,483,938          0.8
                                                                                            ------------        -----
                                                                                               9,477,070          2.9
                                                                                            ------------        -----
Beverages                                 109,812   Diageo Plc                                 1,566,454          0.5
                                                    Other Securities                           2,863,256          0.9
                                                                                            ------------        -----
                                                                                               4,429,710          1.4
                                                                                            ------------        -----
Biotechnology                                       Other Securities                             415,284          0.1
Building Products                                   Other Securities                           2,233,628          0.7
Capital Markets                            41,795   Credit Suisse Group(a)                     1,756,926          0.6
                                           17,874   Deutsche Bank AG Registered Shares         1,586,964          0.5
                                           37,744   UBS AG Registered Shares                   3,164,973          1.0
                                                    Other Securities                           3,401,843          1.0
                                                                                            ------------        -----
                                                                                               9,910,706          3.1
                                                                                            ------------        -----
Chemicals                                  18,105   BASF AG                                    1,304,288          0.4
                                                    Other Securities                           7,643,946          2.4
                                                                                            ------------        -----
                                                                                               8,948,234          2.8
                                                                                            ------------        -----
Commercial Banks                           52,985   ABN AMRO Holding NV                        1,403,667          0.5
                                           28,297   BNP Paribas                                2,050,061          0.6
                                           97,327   Banco Bilbao Vizcaya Argentaria
                                                    SA(a)                                      1,726,407          0.5
                                          186,457   Banco Santander Central Hispano SA         2,313,922          0.7
                                          231,125   Barclays Plc                               2,600,300          0.8
                                          139,659   HBOS Plc                                   2,273,756          0.7
                                          395,750   HSBC Holdings Plc                          6,678,652          2.1
                                          190,856   Lloyds TSB Group Plc                       1,733,189          0.6
                                              156   Mitsubishi Tokyo Financial
                                                    Group,Inc.                                 1,583,293          0.5
                                              272   Mizuho Financial Group,Inc.                1,369,689          0.4
                                          112,438   Royal Bank of Scotland Group Plc           3,782,041          1.2
                                                    Other Securities                          22,270,978          6.9
                                                                                            ------------        -----
                                                                                              49,785,955         15.5
                                                                                            ------------        -----
Commercial Services & Supplies                      Other Securities                           3,156,661          1.0
Communications Equipment                  161,627   Nokia Oyj                                  2,552,815          0.8
                                          527,005   Telefonaktiebolaget LM Ericsson(a)         1,681,239          0.5
                                                    Other Securities                           1,049,704          0.3
                                                                                            ------------        -----
                                                                                               5,283,758          1.6
                                                                                            ------------        -----
Computers & Peripherals                             Other Securities                           1,587,980          0.5
Construction & Engineering                          Other Securities                           2,218,314          0.7
Construction Materials                              Other Securities                           3,116,913          1.0%

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

                                                                                                VALUE         PERCENT OF
INDUSTRY*                             SHARES HELD              COMMON STOCKS              (IN U.S. DOLLARS)   NET ASSETS
---------                             -----------              -------------              -----------------   ----------
Consumer Finance                                    Other Securities                        $  1,639,039          0.5%
Containers & Packaging                              Other Securities                             604,901          0.2
Distributors                                        Other Securities                             220,921          0.0
Diversified Financial Services             63,707   ING Groep NV CVA                           1,927,576          0.6
                                                    Other Securities                           2,318,381          0.7
                                                                                            ------------        -----
                                                                                               4,245,957          1.3
                                                                                            ------------        -----
Diversified Telecommunication              99,024   Deutsche Telekom AG                        2,241,062          0.7
Services                                   52,667   France Telecom SA                          1,743,874          0.6
                                          138,369   Telefonica SA                              2,606,761          0.8
                                                    Other Securities                           8,094,346          2.5
                                                                                            ------------        -----
                                                                                              14,686,043          4.6
                                                                                            ------------        -----
Electric Utilities                         21,220   E.On AG                                    1,934,230          0.6
                                                    Other Securities                           8,304,517          2.6
                                                                                            ------------        -----
                                                                                              10,238,747          3.2
                                                                                            ------------        -----
Electrical Equipment                                Other Securities                           2,458,057          0.8
Electronic Equipment & Instruments                  Other Securities                           4,069,511          1.3
Energy Equipment & Services                         Other Securities                             208,482          0.0
Food & Staples Retailing                  277,338   Tesco Plc                                  1,713,196          0.5
                                                    Other Securities                           4,982,017          1.6
                                                                                            ------------        -----
                                                                                               6,695,213          2.1
                                                                                            ------------        -----
Food Products                              14,464   Nestle SA Registered Shares                3,784,223          1.2
                                           19,510   Unilever NV                                1,308,180          0.4
                                                    Other Securities                           4,258,316          1.3
                                                                                            ------------        -----
                                                                                               9,350,719          2.9
                                                                                            ------------        -----
Gas Utilities                                       Other Securities                           2,012,810          0.6
Health Care Equipment & Supplies                    Other Securities                           1,782,124          0.6
Health Care Providers & Services                    Other Securities                             759,345          0.2
Hotels, Restaurants & Leisure                       Other Securities                           3,754,184          1.2
Household Durables                         80,000   Matsushita Electric Industrial Co.,
                                                    Ltd.                                       1,269,445          0.4
                                           33,500   Sony Corp.                                 1,294,623          0.4
                                                    Other Securities                           3,790,964          1.2
                                                                                            ------------        -----
                                                                                               6,355,032          2.0
                                                                                            ------------        -----
Household Products                                  Other Securities                           1,203,699          0.4
IT Services                                         Other Securities                           1,335,428          0.4
Industrial Conglomerates                   27,369   Siemens AG                                 2,320,617          0.7
                                                    Other Securities                           2,069,171          0.7
                                                                                            ------------        -----
                                                                                               4,389,788          1.4
                                                                                            ------------        -----
Insurance                                  53,086   AXA                                        1,311,817          0.4
                                           11,277   Allianz AG Registered Shares               1,496,038          0.5
                                                    Other Securities                          10,938,371          3.4
                                                                                            ------------        -----
                                                                                              13,746,226          4.3
                                                                                            ------------        -----
Internet & Catalog Retail                           Other Securities                             671,141          0.2
Internet Software & Services                        Other Securities                             738,599          0.2
Leisure Equipment & Products                        Other Securities                           1,191,936          0.4
Machinery                                           Other Securities                           4,523,726          1.4
Marine                                              Other Securities                             833,517          0.2
Media                                               Other Securities                           7,598,498          2.4
Metals & Mining                           137,224   BHP Billiton Ltd.                          1,650,122          0.5
                                                    Other Securities                           7,328,980          2.3
                                                                                            ------------        -----
                                                                                               8,979,102          2.8
                                                                                            ------------        -----
Multi-Utilities & Unregulated Power                 Other Securities                           3,342,863          1.0

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

                                                                                                VALUE         PERCENT OF
INDUSTRY*                             SHARES HELD              COMMON STOCKS              (IN U.S. DOLLARS)   NET ASSETS
---------                             -----------              -------------              -----------------   ----------
Multiline Retail                                    Other Securities                        $  1,437,649          0.4%
Office Electronics                         30,000   Canon,Inc.                                 1,619,010          0.5
                                                    Other Securities                             663,865          0.2
                                                                                            ------------        -----
                                                                                               2,282,875          0.7
                                                                                            ------------        -----
Oil & Gas                                 762,276   BP Plc                                     7,434,554          2.3
                                            3,849   BP Plc(b)                                    224,782          0.1
                                           79,504   ENI SpA                                    1,990,572          0.6
                                           75,688   Royal Dutch Petroleum Co.                  4,356,921          1.4
                                          354,749   Shell Transport & Trading Co. Plc          3,024,009          0.9
                                           20,474   Total SA                                   4,472,165          1.4
                                                    Other Securities                           3,768,267          1.1
                                                                                            ------------        -----
                                                                                              25,271,270          7.8
                                                                                            ------------        -----
Paper & Forest Products                             Other Securities                           1,555,647          0.5
Personal Products                                   Other Securities                           1,139,877          0.3
Pharmaceuticals                            60,203   AstraZeneca Plc                            2,183,379          0.7
                                          210,736   GlaxoSmithKline Plc                        4,944,119          1.5
                                              800   GlaxoSmithKline Plc(b)                        37,912          0.0
                                           84,608   Novartis AG Registered Shares              4,263,511          1.3
                                           24,793   Roche Holding AG                           2,854,106          0.9
                                           35,951   Sanofi-Aventis                             2,873,343          0.9
                                           31,000   Takeda Pharmaceutical Co., Ltd.            1,561,042          0.5
                                                    Other Securities                           4,048,357          1.3
                                                                                            ------------        -----
                                                                                              22,765,769          7.1
                                                                                            ------------        -----
Real Estate                                         Other Securities                           7,072,140          2.2
Road & Rail                                         Other Securities                           2,957,655          0.9
Semiconductors &                                    Other Securities                           2,300,350          0.7
Semiconductor Equipment
Software                                    7,588   SAP AG                                     1,355,258          0.4
                                                    Other Securities                           1,465,474          0.5
                                                                                            ------------        -----
                                                                                               2,820,732          0.9
                                                                                            ------------        -----
Specialty Retail                                    Other Securities                           2,786,130          0.9
Textiles, Apparel & Luxury Goods                    Other Securities                           2,698,029          0.8
Thrifts & Mortgage Finance                          Other Securities                             238,959          0.1
Tobacco                                             Other Securities                           2,604,765          0.8
Trading Companies & Distributors                    Other Securities                           2,248,142          0.7
Transportation Infrastructure                       Other Securities                           2,174,776          0.7
Water Utilities                                     Other Securities                             494,606          0.1
Wireless Telecommunication Services           683   NTT DoCoMo Inc.                            1,259,754          0.4
                                        2,286,456   Vodafone Group Plc                         6,200,551          1.9
                                           12,490   Vodafone Group Plc(b)                        341,976          0.1
                                                    Other Securities                           1,556,740          0.5
                                                                                            ------------        -----
                                                                                               9,359,021          2.9
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN COMMON STOCKS
                                                    (COST - $260,169,995)                    316,890,728         98.4
                                                                                            ------------        -----
                                                                MUTUAL FUNDS
                                                                ------------
Diversified Financial Services                      Other Securities                             320,100          0.1
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN MUTUAL FUNDS
                                                    (COST - $232,840)                            320,100          0.1
                                                                                            ------------        -----

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

                                                                                                VALUE         PERCENT OF
INDUSTRY*                             SHARES HELD             PREFERRED STOCKS            (IN U.S. DOLLARS)   NET ASSETS
---------                             -----------             ----------------            -----------------   ----------
Automobiles                                         Other Securities                        $    328,469          0.2%
Chemicals                                           Other Securities                             246,013          0.0
Health Care Providers & Services                    Other Securities                              31,421          0.0
Media                                               Other Securities                             101,144          0.0
Multi-Utilities & Unregulated Power                 Other Securities                              94,534          0.0
Paper & Forest Product                              Other Securities                               3,217          0.0
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN PREFERRED
                                                    STOCKS (COST - $684,752)                     804,798          0.2
                                                                                            ------------        -----
                                                                WARRANTS(C)
                                                                -----------
Food & Staples Retailing                            Other Securities                                  20          0.0
Real Estate                                         Other Securities                              16,629          0.0
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN WARRANTS
                                                    (COST - $10,862)                              16,649          0.0
                                                                                            ------------        -----
                                                                   RIGHTS
                                                                   ------
Consumer Products                                   Other Securities                                  58          0.0
Household Durables                                  Other Securities                                 602          0.0
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN RIGHTS
                                                    (COST - $1,555)                                  660          0.0
                                                                                            ------------        -----
                                      BENEFICIAL
                                       INTEREST            SHORT-TERM SECURITIES
                                      -----------          ---------------------
                                      $ 2,760,907   Merrill Lynch Liquidity Series, LLC
                                                    Cash Sweep Series I(d)..............       2,760,907          0.9
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN SHORT-TERM
                                                    SECURITIES (COST - $2,760,907)......       2,760,907          0.9
                                                                                            ------------        -----
TOTAL INVESTMENTS (COST - $263,860,911**)                                                    320,793,842         99.6
OTHER ASSETS LESS LIABILITIES                                                                  1,273,022          0.4
                                                                                            ------------        -----
NET ASSETS                                                                                  $322,066,864        100.0%
                                                                                            ============        =====

---------------

    "Other Securities" represent issues that are not identified as the largest 50 holdings of the Series and issues not exceeding 1% of net assets.

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

   Aggregate cost..............................................  $266,778,196
                                                                 ------------
   Gross unrealized appreciation...............................  $ 61,477,825
   Gross unrealized depreciation...............................    (7,462,179)
                                                                 ------------
   Net unrealized appreciation.................................  $ 54,015,646
                                                                 ============

(a) Non-income producing security.

(b) Depositary Receipts.

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

(d) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:

                                                                     NET        INTEREST
   AFFILIATE                                                      ACTIVITY       INCOME
   ---------                                                     -----------    --------
   Merrill Lynch Liquidity Series,LLC Cash Sweep Series I......  $(7,159,850)   $125,093

    Financial futures contracts purchased as of December 31, 2004 were as follows:

   NUMBER OF                                          EXPIRATION                  UNREALIZED
   CONTRACTS             ISSUE            EXCHANGE       DATE       FACE VALUE   DEPRECIATION
   ---------             -----            --------   ------------   ----------   ------------
       1       CAC40 10 Euro Future       Matif      March 2005     $   52,078     $    (53)
                                          (Par)
       2       CAC40 10 Euro Future       Matif      January 2005   $  103,887         (149)
                                          (Par)
       4       DJ Euro Stoxx 50           Eurex      March 2005     $  159,827          456
      13       Hang Seng Index Future     Hong Kong  January 2005   $1,188,774          555
      12       IBEX 35 Plus Index Future  Spanish    January 2005   $1,454,865       20,709
                                          Op
      15       OMX Stock Index Future     Riyadh     January 2005   $  167,832           19
       1       S&P/MIB Index              Eurex      March 2005     $  210,652         (981)
       2       SPI 200 Index Future       Sydney     March 2005     $  159,401         (426)
      25       TOPIX Index Future         Tokyo      March 2005     $2,691,129      108,471
                                                                                   --------
   TOTAL UNREALIZED APPRECIATION - NET                                             $128,601
                                                                                   ========

    Forward foreign exchange contracts as of December 31, 2004 were as follows:

                                       UNREALIZED
   FOREIGN CURRENCY    SETTLEMENT     APPRECIATION
   PURCHASED              DATE       (DEPRECIATION)
   ----------------   ------------   --------------
   A$     145,000     January 2005      $ 2,711
   CHF   230,000      January 2005         (686)
   E      975,000     January 2005       15,532
   L      300,000     January 2005       (1,814)
   SEK    550,000     January 2005          313
   Y   74,500,000     January 2005        7,657
                                        -------
   TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN
     EXCHANGE
     CONTRACTS - NET (US$
     COMMITMENT - $3,003,395)           $23,713
                                        =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
GEOGRAPHIC ALLOCATION (unaudited)
--------------------------------------------------------------------------------

                                                                  PERCENT OF TOTAL
   AS OF DECEMBER 31, 2004                                          INVESTMENTS
   -----------------------                                        ----------------
   United Kingdom..............................................         24.8%
   Japan.......................................................         21.2
   France......................................................          9.4
   Germany.....................................................          7.0
   Switzerland.................................................          6.9
   Australia...................................................          5.0
   Netherlands.................................................          4.8
   Italy.......................................................          4.3
   Spain.......................................................          3.7
   Sweden......................................................          2.4
   Finland.....................................................          1.5
   Belgium.....................................................          1.3
   Hong Kong...................................................          1.3
   Ireland.....................................................          0.9
   Singapore...................................................          0.9
   Denmark.....................................................          0.8
   Greece......................................................          0.6
   Norway......................................................          0.6
   South Africa................................................          0.5
   Austria.....................................................          0.5
   Portugal....................................................          0.4
   New Zealand.................................................          0.2
   United States...............................................          0.1
   Bermuda.....................................................          0.0*
   Other**.....................................................          0.9

---------------

*   Amount is less than 0.1%.

**  Includes portfolio holdings in short-term investments.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004
--------------------------------------------------------------------------------

ASSETS:
    Investments in unaffiliated securities,at value
     (including securities loaned of $3,117,973) (identified
     cost - $261,100,004)...................................               $318,032,935
    Investments in affiliated securities,at value
     (identified cost - $2,760,907).........................                  2,760,907
    Cash held as collateral for loaned securities...........                  3,266,358
    Cash on deposit for financial futures contracts.........                    497,670
    Foreign cash (cost - $1,625,645)........................                  1,673,195
    Unrealized appreciation on forward foreign exchange
     contracts..............................................                     26,213
    Receivables:
      Dividends.............................................  $  637,186
      Contributions.........................................     543,132
      Variation margin......................................     539,211
      Forward foreign exchange contracts....................      68,770
      Investment adviser....................................       9,691
      Interest from affiliates..............................       5,093
      Securities sold.......................................       1,453      1,804,536
                                                              ----------
    Prepaid expenses........................................                      3,465
                                                                           ------------
        TOTAL ASSETS........................................                328,065,279
                                                                           ------------

LIABILITIES:
    Collateral on securities loaned,at value................                  3,266,358
    Unrealized depreciation on forward foreign exchange
     contracts..............................................                      2,500
    Payables:
      Withdrawals...........................................   2,297,120
      Forward foreign exchange contracts....................      84,810
      Securities purchased..................................       8,525
      Other affiliates......................................       1,555      2,392,010
                                                              ----------
    Accrued expenses and other liabilities..................                    337,547
                                                                           ------------
        TOTAL LIABILITIES...................................                  5,998,415
                                                                           ------------
NET ASSETS..................................................               $322,066,864
                                                                           ============

NET ASSETS CONSIST OF:
    Investors' capital......................................               $264,900,962
    Unrealized appreciation.................................                 57,165,902
                                                                           ------------
NET ASSETS..................................................               $322,066,864
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $1,327,146 foreign withholding tax)...                $12,086,551
    Interest (including $125,093 from affiliates)...........                    202,655
    Securities lending - net................................                    178,484
                                                                            -----------
        TOTAL INCOME........................................                 12,467,690
                                                                            -----------
EXPENSES:
    Custodian fees..........................................  $   198,862
    Accounting services.....................................       72,367
    Professional fees.......................................       70,824
    Pricing fees............................................       59,733
    Investment advisory fees................................       47,035
    Trustees' fees and expenses.............................        3,578
    Printing and shareholder reports........................        1,665
    Other...................................................       27,288
                                                              -----------
        TOTAL EXPENSES BEFORE REIMBURSEMENT.................      481,352
    Reimbursement of expenses...............................      (40,784)
                                                              -----------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                    440,568
                                                                            -----------
INVESTMENT INCOME - NET.....................................                 12,027,122
                                                                            -----------
REALIZED & UNREALIZED GAIN (LOSS) - NET:
    Realized gain on:
      Investments - net.....................................   49,709,523
      Futures contracts - net...............................    1,150,260
      Foreign currency transactions - net...................      769,014    51,628,797
                                                              -----------
    Change in unrealized appreciation/depreciation on:
      Investments - net.....................................    4,963,678
      Futures contracts - net...............................     (497,964)
      Foreign currency transactions - net...................     (697,117)    3,768,597
                                                              -----------   -----------
        TOTAL REALIZED AND UNREALIZED GAIN - NET............                 55,397,394
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $67,424,516
                                                                            ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                  2004             2003
                                                              -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Investment income - net.................................  $  12,027,122    $  4,732,220
    Realized gain (loss) - net..............................     51,628,797        (846,178)
    Change in unrealized appreciation/depreciation - net....      3,768,597      79,135,984
                                                              -------------    ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....     67,424,516      83,022,026
                                                              -------------    ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................    167,759,330     364,659,614
    Fair value of withdrawals...............................   (466,245,952)    (61,373,002)
                                                              -------------    ------------
    NET INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL TRANSACTIONS...................................   (298,486,622)    303,286,612
                                                              -------------    ------------
NET ASSETS:
    Total increase (decrease) in net assets.................   (231,062,106)    386,308,638
    Beginning of year.......................................    553,128,970     166,820,332
                                                              -------------    ------------
    END OF YEAR.............................................  $ 322,066,864    $553,128,970
                                                              =============    ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                2004       2003       2002       2001      2000
                                                              --------   --------   --------   --------   -------
TOTAL INVESTMENT RETURN*....................................     20.32%     38.97%    (15.81%)   (21.77%)      --
                                                              --------   --------   --------   --------   -------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement..........................       .09%       .09%       .08%       .08%      .08%
                                                              --------   --------   --------   --------   -------
    Expenses................................................       .10%       .10%       .16%       .39%     1.34%
                                                              --------   --------   --------   --------   -------
    Investment income - net.................................      2.55%      2.23%      2.21%      1.20%     1.55%
                                                              --------   --------   --------   --------   -------
SUPPLEMENTAL DATA:
    Net assets, end of year (in thousands)..................  $322,067   $553,129   $166,820   $195,512   $15,763
                                                              --------   --------   --------   --------   -------
    Portfolio turnover......................................     13.50%      8.55%     19.52%     30.19%     5.89%
                                                              --------   --------   --------   --------   -------

---------------

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000. The Series' Investment Adviser has agreed to reimburse the Series for a portion of its expenses. Without such reimbursement, the Series' performance would have been lower.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2004
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

  (a)  Valuation of investments

     Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees oft he Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

     Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

     Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

     Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

  (b)  Derivative financial instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     - Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     - Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

     - Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

     - Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

  (c)  Foreign currency transactions

     Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d)  Income taxes

     The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  (e)  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

  (f)  Securities lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), which is the limited partner.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2004
--------------------------------------------------------------------------------

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable. For the year ended December 31, 2004, FAM reimbursed the Series in the amount of $40,784.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $21 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2004.

     For the year ended December 31, 2004, the Series reimbursed FAM $10,318 for certain accounting services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2004 were $61,414,436 and $330, 369,421, respectively.

4.   COMMITMENTS:

     At December 31, 2004, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell various foreign currencies with an approximate value of $79,000.

5.   SHORT-TERM BORROWINGS:

     The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, a teach Series election, the federal funds rate plus .50% or abase rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
December 31, 2004
--------------------------------------------------------------------------------

To the Investors and Board of Trustees of Quantitative Master Series Trust:

     We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master International Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series of the Quantitative Master Series Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2005

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
OFFICERS AND TRUSTEES (unaudited)
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN     OTHER PUBLIC
                          POSITION(S)  LENGTH                                     FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY        HELD BY
AGE                          TRUST     SERVED         DURING PAST 5 YEARS           TRUSTEE          TRUSTEE
-----------------         -----------  -------      -----------------------      --------------   -------------
INTERESTED TRUSTEE

Terry K. Glenn*            President    2000    President and Chairman of the      124 Funds     None
P.O. Box 9011              and          to      Merrill Lynch Investment         163 Portfolios
Princeton, NJ 08543-9011   Trustee              Managers, L.P. ("MLIM")/ Fund
Age:64                                 present  Asset Management, L.P.
                                                ("FAM") - Advised Funds since
                                                1999; Chairman (Americas
                                                Region) of MLIM from 2000 to
                                                2002; Executive Vice President
                                                of MLIM and FAM (which terms as
                                                used herein include their
                                                corporate predecessors) from
                                                1983 to 2002; President of FAM
                                                Distributors, Inc. ("FAMD")
                                                from 1986 to 2002 and Director
                                                thereof from 1991 to 2002;
                                                Executive Vice President and
                                                Director of Princeton Services,
                                                Inc. ("Princeton Services")
                                                from 1993 to 2002; President of
                                                Princeton Administrators, L.P.
                                                from 1989 to 2002; Director of
                                                Financial Data Services, Inc.
                                                since 1985.

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company Act, of the Trust based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN     OTHER PUBLIC
                          POSITION(S)  LENGTH                                     FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY        HELD BY
AGE                          TRUST     SERVED         DURING PAST 5 YEARS           TRUSTEE          TRUSTEE
-----------------         -----------  -------      -----------------------      --------------   -------------
INDEPENDENT TRUSTEES*

Donald W. Burton           Trustee      2002    General Partner of The Burton       23 Funds     ITC Delta-Com,
P.O. Box 9095                           to      Partnership, Limited             42 Portfolios   Inc., Knology,
Princeton, NJ 08543-9095                        Partnership (an Investment                       Inc., Symbion,
Age: 60                                present  Partnership) since 1979;                         Inc.
                                                Managing General Partner of The
                                                South Atlantic Venture Funds
                                                since 1983;Member of the
                                                Investment Advisory Committee
                                                of the Florida State Board of
                                                Administration since 2001.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
OFFICERS AND TRUSTEES (unaudited) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN     OTHER PUBLIC
                          POSITION(S)  LENGTH                                     FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY        HELD BY
AGE                          TRUST     SERVED         DURING PAST 5 YEARS           TRUSTEE          TRUSTEE
-----------------         -----------  -------      -----------------------      --------------   -------------

M. Colyer Crum             Trustee      2000    James R. Williston Professor of     24 Funds     Cambridge
P.O. Box 9095                           to      Investment Management Emeritus,  43 Portfolios   Bancorp
Princeton, NJ 08543-9095                        Harvard Business School since
Age: 72                                present  1996; James R. Williston
                                                Professor of Investment
                                                Management, Harvard Business
                                                School from 1971 to 1996.

Laurie Simon Hodrick       Trustee      2000    Professor of Finance and            23 Funds     None
P.O. Box 9095                           to      Economics, Graduate School of    42 Portfolios
Princeton, NJ 08543-9095                        Business, Columbia University
Age: 42                                present  since 1998.

David H. Walsh             Trustee      2003    Consultant with Putnam              23 Funds     None
P.O. Box 9095                           to      Investments from 1993 to 2003    42 Portfolios
Princeton, NJ 08543-9095                        and employed in various
Age: 63                                present  capacities therewith from 1973
                                                to 1992; Director, The National
                                                Audubon Society since 1998;
                                                Director, The American Museum
                                                of Fly Fishing since 1997.

Fred G. Weiss              Trustee      2000    Managing Director of FGW            23 Funds     Watson
P.O. Box 9095                           to      Associates since 1997; Vice      42 Portfolios   Pharmaceuticals,
Princeton, NJ 08543-9095               present  President, Planning, Investment                  Inc.
Age: 63                                         and Development of Warner
                                                Lambert Co. from 1979 to 1997;
                                                Director of Michael J. Fox
                                                Foundation for Parkinson's
                                                Research since 2000; Director
                                                of BTG International Plc (a
                                                global technology
                                                commercialization company)
                                                since 2001.

* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                          POSITION(S)
NAME, ADDRESS, AND         HELD WITH    LENGTH OF
AGE                          TRUST     TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------        -----------  ------------          -------------------------------------------
TRUST OFFICERS*

Donald C. Burke            Vice         1997 to      First Vice President of MLIM and FAM since 1997 and
P.O. Box 9011              President    present and  Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011   and          1999 to      Treasurer of Princeton Services since 1999 and Director
Age: 44                    Treasurer    present      since 2004; Vice President of FAMD since 1999; Vice
                                                     President of MLIM and FAM from 1990 to 1997; Director of
                                                     Taxation of MLIM from 1990 to 2001.

Robert C. Doll, Jr.        Senior       1999 to      President of MLIM/FAM-advised Funds since 2005; President of
P.O. Box 9011              Vice         present      MLIM and FAM since 2001; Co-Head (Americas Region) thereof
Princeton, NJ 08543-9011   President                 from 2000 to 2001 and Senior Vice President from 1999 to
Age: 50                                              2001; President and Director of Princeton Services, Inc.
                                                     since 2001; President of Princeton Administrators, L.P.
                                                     since 2001; Chief Investment Officer of Oppenheimer Funds,
                                                     Inc. from 1991 to 1999.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
OFFICERS AND TRUSTEES (unaudited) -- CONTINUED
--------------------------------------------------------------------------------

                          POSITION(S)
NAME, ADDRESS, AND         HELD WITH    LENGTH OF
AGE                          TRUST     TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------        -----------  ------------          -------------------------------------------

Richard J. Vella           Vice         1999 to      Managing Director and Head of Global Index and Enhanced
P.O. Box 9011              President    present      Index products for Merrill Lynch Quantitative Advisors since
Princeton, NJ 08543-9011                             1999; Managing Director and Head of the Global Index and
Age: 48                                              Enhanced Index business at Bankers Trust from 1984 to 1999.

Jeffrey Hiller             Chief        2004 to      Chief Compliance Officer of the MLIM/FAM-advised funds and
P.O. Box 9011              Compliance   present      First Vice President and Chief Compliance Officer of MLIM
Princeton, NJ 08543-9011   Officer                   since 2004; Global Director of Compliance at Morgan Stanley
Age: 53                                              Investment Management from 2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset
                                                     Management from 2000 to 2002; Chief Compliance Officer at
                                                     Soros Fund Management in 2000; Chief Compliance Officer at
                                                     Prudential Financial from 1995 to 2000.

Alice A. Pellegrino        Secretary    2004 to      Secretary of MLIM, FAM, FAMD and Princeton Services since
P.O. Box 9011                           present      2004;Director (Legal Advisory) of MLIM since 2002; Vice
Princeton, NJ 08543-9011                             President of MLIM from 1999 to 2002; Attorney associated
Age: 44                                              with MLIM since 1997.

*   Officers of the Trust serve at the pleasure of the Board of Trustees.

    Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

    Effective January 1, 2005, Terry K. Glenn, President and Trustee and M. Colyer Crum, Trustee of Quantitative Master Series Trust retired. The Trust's Board of Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

    Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Executive Officer of the Trust.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
PRIVACY POLICY (unaudited)
--------------------------------------------------------------------------------

     The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                             (AMERICAN EAGLE LOGO)

                        (AMERICAN AADVANTAGE FUNDS LOGO)
To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.
--------------------------------------------------------------------------------

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                      (EMAIL GRAPHIC)                                             (INTERNET GRAPHIC)
                         BY E-MAIL:                                                ON THE INTERNET:
              american_aadvantage.funds@aa.com                           Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


                    (TELEPHONE GRAPHIC)                                             (MAIL GRAPHIC)
                       BY TELEPHONE:                                                   BY MAIL:
                    Institutional Class                                       American AAdvantage Funds
                    Call (800) 658-5811                                    4151 Amon Carter Blvd., MD 2450
                     PlanAhead Class(R)                                          Fort Worth, TX 76155
                    Call (800) 388-3344

--------------------------------------------------------------------------------

       AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES                     AVAILABILITY OF PROXY VOTING POLICY AND RECORDS
In addition to the Schedule of Investments provided in each        A description of the policies and procedures that the Funds
semi-annual and annual report, each Fund files a complete          use to determine how to vote proxies relating to portfolio
schedule of its portfolio holdings with the Securities and         securities is available in each Fund's Statement of
Exchange Commission ("SEC") on Form N-Q as of the first and        Additional Information, which may be obtained by calling
third fiscal quarters. The Funds' Forms N-Q are available on       1-800-967-9009 or by accessing the SEC's website at
the SEC's website at www.sec.gov. The Forms N-Q may also be        www.sec.gov. Each Fund's proxy voting record for the most
reviewed and copied at the SEC's Public Reference Room, 450        recent year ended June 30 is filed annually with the SEC on
Fifth Street, NW, Washington, DC 20549. Information                Form N-PX. The Funds' Forms N-PX are available on the SEC's
regarding the operation of the SEC's Public Reference Room         website at www.sec.gov. Each Fund's proxy voting record may
may be obtained by calling 1-800-SEC-0330. Each Fund's             also be obtained by calling 1-800-967-9009.
schedule of portfolio holdings may be obtained free of
charge sixty days after the end of the first and third
fiscal quarters by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

 CUSTODIAN                      TRANSFER AGENT                      INDEPENDENT AUDITORS    DISTRIBUTOR
 STATE STREET BANK AND TRUST    BOSTON FINANCIAL DATA SERVICES      ERNST & YOUNG LLP       FORESIDE FUND SERVICES
 Boston, Massachusetts          Kansas City, Missouri               Chicago, Illinois       Portland, Maine

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines, Inc. is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Small Cap Index Fund and American AAdvantage International Equity Index Fund are service marks of AMR Investment Services, Inc.

                                   [GRAPHIC]






                                                                          533221

                     [AMERICAN AADVANTAGE FUNDS LOGO]

--------------------------------------------------------------------------------

                               ANNUAL REPORT
                             DECEMBER 31, 2004

[GLOBE GRAPHIC]

                                   Treasury Inflation Protected Securities Fund

                           Managed by AMR Investments

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American AAdvantage Treasury Inflation Protected Securities Fund

Letter to Shareholders
--------------------------------------------------------------------------------

Fellow Shareholders:

Enclosed please find the Annual Report for the American AAdvantage Treasury Inflation Protected Securities Fund for the period from June 30, 2004 (inception of the Fund) through December 31, 2004.

The year began with the lowest Fed Funds rate in 45 years at 1.0%. The U.S. economy in 2004 can best be characterized as experiencing modest inflation with a benign outlook. Surprisingly, however, the benchmark 10-year U.S. Treasury note ended 2004 just as it had started the year, yielding approximately 4.25% in spite of the Federal Reserve Board increasing the short-term interest rate by 125 basis points to 2.25%. Even at this level, the "real" interest rate is below historical levels.

The American AAdvantage Treasury Inflation Protected Securities Fund realized a return of 3.94% from its inception on June 30, 2004 through December 31, 2004.

Looking forward, the Treasury Inflation Protected Securities Fund will continue to seek inflation protection and income by investing primarily in inflation-indexed debt securities.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.


                                            Sincerely,

                                            /s/  WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

American AAdvantage Treasury Inflation Protected Securities Fund

Market Overview
--------------------------------------------------------------------------------

Yields
Statistics released during the third quarter revealed an economic "soft patch" that paved the way for TIPS yields to fall 10 to 30 basis points. The TIPS yield curve flattened marginally during the quarter, with 10-year yields falling 7 basis points more than 3-year yields. In the fourth quarter, despite relatively strong economic data, rising nominal yields, and two additional Fed tightening moves, real yields fell and TIPS performed extremely well. The real yield curve flattened dramatically during the fourth quarter as 3-year TIPS yields increased 6 basis points, 10-year TIPS yields fell 12 basis points, and 30-year TIPS yields fell 23 basis points. The TIPS market, as defined by the Lehman U.S. TIPS Index, returned 2.51% for the quarter; well above the U.S. Treasury nominal bond return of 0.42%. Foreign inflation-indexed "linkers" outperformed their U.S. counterparts by 10-20 basis points, on a fully hedged basis, as weak economic growth in Europe caused yields to decline more significantly.

Break-even Inflation Rates
In the third quarter, benign inflation data, together with the weaker than expected economic news, brought about a clear easing in inflation expectations. Break-even inflation rates (difference between nominal Treasury yield and TIPS yield) fell 10 to 20 basis points across the curve. The break-even inflation curve (break-even inflation rates at points along the entire yield curve) flattened during the quarter, which indicated to us that long-term inflation expectations were falling by more than short-term inflation expectations. In the fourth quarter, the break-even inflation curve (break-even inflation rates along the maturity spectrum) flattened 15 basis points. Simply put, short-term TIPS out-performed their nominal bond counterparts by a greater amount than long-term TIPS out-performed their nominal bond counterparts. Year-over-year CPI inflation rose from 2.5% in September to 3.5% in December, a multi-year high. The rise was primarily driven by the continued escalation in basic commodity prices. Oil prices, driven by tight supplies, growing demand, and concerns about supply disruptions, rose over 30% in 2004. The oil price rise led natural gas and heating oil prices to multi-year highs. This run up in commodity prices fueled strong demand for inflation protection among investors. Higher inflation reports bought about a clear increase in inflation expectations among market participants. Break-even inflation rates increased 20-30 basis points across the curve. The largest increases in break-even rates occurred in shorter maturities where nominal yields experienced a more significant upward move.

Issuance
The second half of the year also brought record new issuance and "new" new issuance. In July, the U.S. Treasury successfully auctioned a new 10-year maturity TIP and the first ever 20-year TIP. Bid/cover ratios for the auctions were in line with recent experience. The U.S. Treasury "reopened" the existing 10-year TIPS in October. The Treasury auctioned an incremental $9 billion of these securities, which brought the total size of the issue to $19 billion. The auction was met with good, but not overwhelming demand. In the fourth quarter, TIPS outstanding surpassed the $250 billion mark.

American AAdvantage Treasury Inflation Protected Securities Fund

Performance Overview  December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

The Institutional Class of the Fund returned 3.94% for the period from June 30, 2004 (inception of Fund) through December 31, 2004, trailing the Lehman Brothers 1-10 Yr U.S. TIPS Index (the "Index") return of 4.96%, the Lehman Brothers U.S. TIPS Index return of 6.45%, and the Lipper TIPS Index return of 6.90%.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                 FOR THE PERIOD FROM 6/30/04* THROUGH 12/31/04
                                  (LINE GRAPH)

                                        LEHMAN BROS       LEHMAN BROS       LIPPER
                      INSTITUTIONAL     1-10 YR US          US TIPS          TIPS
                          CLASS         TIPS INDEX           INDEX           INDEX
                      -------------     -----------       -----------       -------
6/04                        10,000              10,000              10,000           10,000
12/04                       10,394              10,496              10,645           10,690

* Inception of Institutional Class of Fund

                                TOTAL RETURNS
                            ----------------------   VALUE OF
                            PERIODS ENDED 12/31/04   $10,000
                            ----------------------   6/30/04-
                            3 MOS.   SINCE INCEP.    12/31/04
                            ------   ------------   ---------
Institutional Class(1)....  1.73%        3.94%       $10,394
Lehman Bros. 1-10 Yr.
  U.S. TIPS Index.........  1.73%        4.96%       $10,496
Lehman Bros. U.S.
  TIPS Index..............  2.51%        6.45%       $10,645
Lipper TIPS Index.........  2.71%        6.90%       $10,690

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated and may differ from current performance. To obtain performance information as of the most recent month-end, please visit www.aafunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

Although the Fund underperformed the Index for the six-month time period, most of the underperformance occurred in July, the Fund's initial month. Although the Fund began operations on June 30, 2004, it did not have sufficient assets to create a diversified portfolio of Treasury Inflation Protected Securities ("TIPS") until July 8, 2004. In the first week of July, the TIPS market rallied by approximately 1%. From July 8th, when the Fund began investing in the TIPS market the return for the Fund and the Index were comparable.

While the Fund had a small percentage of its assets in non-TIPS during the period, the vast majority of its assets (over 90%) was invested in TIPS. The Fund's average maturity and real duration were slightly shorter than the Index, while the average coupon was slightly lower than the Index.

The Fund remains focused on investing primarily in TIPS to provide inflation protection and income to its shareholders.

Portfolio Diversification

Rating          % of Fixed Income
A                      1.9%
A+                     0.3%
AAA                   97.8%


                                  (BAR GRAPH)

Sovereign Obligations           0.8%
U.S. Government Sponsored
  Agency Instruments            1.8%
Corporate Obligations           2.2%
U.S. Government Treasury
  Obligations                   95.2%

The bar chart above represents the Fund's portfolio as of December 31, 2004. The Fund's portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time. U.S. Treasury Inflation Protected Securities are unrated, but are backed by the full faith and credit of the government of the United States of America and are therefore considered by the Fund's investment advisor to be comparable to bonds rated AAA/Aaa.

American AAdvantage Treasury Inflation Protected Securities Fund

Performance Overview (Continued)  December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Fund Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.


Actual Expenses
The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the Institutional Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.


Hypothetical Example for Comparison Purposes
The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                           BEGINNING    ENDING
                            ACCOUNT     ACCOUNT     EXPENSES PAID
                             VALUE       VALUE     DURING PERIOD*
                            7/1/04     12/31/04    7/1/04-12/31/04
                           ---------   ---------   ---------------
INSTITUTIONAL CLASS
Actual                     $1,000.00   $1,039.38        $2.36
Hypothetical               $1,000.00   $1,022.82        $2.34
  (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratio for the six-month period of 0.23%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year
    (366) to reflect the half-year period.

American AAdvantage Treasury Inflation Protected Securities Fund

Schedule of Investments  December 31, 2004
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                       PAR/
                                                                      SHARES        VALUE
                                                                    ----------    ----------
U.S. GOVERNMENT SPONSORED AGENCY INSTRUMENTS - 1.70%
Federal National Mortgage Association, 3.678%, Due 2/17/2009        $      100    $      101
Tennessee Valley Authority, 3.375%, Due 1/15/2007                          241           255
                                                                                  ----------
  TOTAL U.S. GOVERNMENT SPONSORED AGENCY INSTRUMENTS                                     356
                                                                                  ----------

U.S. GOVERNMENT TREASURY OBLIGATIONS- 91.42%
U.S. Inflation Protected Treasury Notes,
  0.875%, Due 4/15/2010                                                  3,839         3,801
  1.875%, Due 7/15/2013                                                  1,735         1,785
  2.00%, Due 1/15/2014                                                   1,482         1,534
  2.00%, Due 7/15/2014                                                   2,061         2,126
  3.00%, Due 7/15/2012                                                   1,672         1,866
  3.375%, Due 1/15/2007                                                  1,596         1,691
  3.375%, Due 1/15/2012                                                  1,290         1,468
  3.50%, Due 1/15/2011                                                     324           367
  3.625%, Due 1/15/2008                                                  1,365         1,486
  3.875%, Due 1/15/2009                                                  1,781         1,996
  4.25%, Due 1/15/2010                                                     408           474
  4.25%, Due 11/15/2014                                                    550           552
                                                                                  ----------
  TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS                                          19,146
                                                                                  ----------

CORPORATE OBLIGATIONS - 2.13%  (Note B)
FINANCIAL - 2.13%
Lehman Brothers Holdings, Incorporated, 3.80%, Due 6/2/2009                 80            81
Merrill Lynch & Company, Incorporated, 3.70%, Due 3/2/2009                 150           149
SLM Corporation, 4.66%, Due 1/31/2014                                      215           217
                                                                                  ----------
TOTAL FINANCIAL                                                                          447
                                                                                  ----------
  TOTAL CORPORATE OBLIGATIONS                                                            447
                                                                                  ----------

SOVEREIGN OBLIGATIONS - 0.78%
Republic of France, 3.00%, Due 7/25/2012                               106,148           163
                                                                                  ----------
  TOTAL SOVEREIGN OBLIGATIONS                                                            163
                                                                                  ----------

SHORT TERM INVESTMENTS - 3.60%
American AAdvantage Money Market Select Fund (Note A)                  754,424           754
                                                                                  ----------
  TOTAL SHORT TERM INVESTMENTS                                                           754
                                                                                  ----------
TOTAL INVESTMENTS - 99.63% (Cost $20,764)                                             20,866
                                                                                  ----------
OTHER ASSETS, NET OF LIABILITIES - 0.37%                                                  77
                                                                                  ----------
TOTAL NET ASSETS - 100%                                                           $   20,943
                                                                                  ----------

(A)  The Fund is affiliated by having the same investment advisor.  See Note 2.
(B) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2004 coupon rate.

                             See accompanying notes

American AAdvantage Treasury Inflation Protected Securities Fund

Statement of Assets and Liabilities  December 31, 2004
--------------------------------------------------------------------------------
in thousands, except share and per share amounts

Assets:
  Investments in unaffiliated securities, at value (A).......... $   20,112
  Investments in affiliated securities, at value (B)............        754
  Dividends and interest receivable.............................        203
  Receivable for fund shares sold...............................        160
  Receivable from Manager for expense reimbursement (Note 2)....          2
                                                                 ----------
     Total assets...............................................     21,231
                                                                 ----------
Liabilities:
  Payable for investments purchased.............................        252
  Payable for fund shares redeemed..............................          4
  Dividends payable.............................................          1
  Management and investment advisory fees payable (Note 2)......         10
  Administrative service and service fees payable...............          1
  Unrealized depreciation on foreign currency contracts (Note 5)          4
  Other liabilities.............................................         16
                                                                 ----------
     Total liabilities..........................................        288
                                                                 ----------
Net assets...................................................... $   20,943
                                                                 ----------

Analysis of Net Assets:
  Paid-in-capital...............................................     20,712
  Accumulated net realized gain.................................        133
  Unrealized appreciation of investments and foreign currency...         98
                                                                 ----------
Net assets...................................................... $   20,943
                                                                 ----------

Shares outstanding (no par value):
  Institutional Class...........................................  2,061,688
                                                                 ----------

Net asset value, offering and redemption price per share:
  Institutional Class........................................... $    10.16
                                                                 ----------

A Cost of investments in unaffiliated securities                 $   20,010
B Cost of investments in affiliated securities                   $      754

                             See accompanying notes

American AAdvantage Treasury Inflation Protected Securities Fund

Statement of Operations  Six Months Ended December 31, 2004 (A)
--------------------------------------------------------------------------------
in thousands

Investment Income:
  Interest income............................................... $      325
  Dividend income from affiliated securities....................          7
                                                                 ----------
     Total investment income....................................        332
                                                                 ----------
Expenses:
  Management and investment advisory fees (Note 2)..............         22
  Administrative service fees (Note 2)..........................          9
  Transfer agent fees...........................................          2
  Fund accounting fees..........................................          2
  Professional fees.............................................         13
  Registration fees and expenses................................          1
  Organizational costs..........................................          5
  Other expenses................................................          1
                                                                 ----------
     Total expenses.............................................         55
                                                                 ----------
  Less fees waived (Note 2).....................................         15
                                                                 ----------
     Net expenses...............................................         40
                                                                 ----------
Net investment income...........................................        292
                                                                 ----------
Realized and unrealized gain on investments:
  Net realized gain on investments..............................        247
  Change in net unrealized appreciation or depreciation of:
    Investments.................................................         97
    Foreign currency contracts..................................          1
                                                                 ----------
     Net gain on investments....................................        345
                                                                 ----------
Net increase in net assets resulting from operations............ $      637
                                                                 ----------

A The American AAdvantage Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.

                             See accompanying notes

American AAdvantage Treasury Inflation Protected Securities Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
in thousands

                                                                 Six Months
                                                                   Ended
                                                                December 31,
                                                                  2004 (A)
                                                                ------------
Increase in Net Assets:
Operations:
  Net investment income........................................ $        292
  Net realized gain on investments.............................          247
  Change in net unrealized appreciation or depreciation of investments
    and foreign currency contracts.............................           98
                                                                ------------
     Net increase in net assets resulting from operations......          637
                                                                ------------
Distributions to Shareholders:
  Net investment income........................................         (292)
  Net realized gain on investments.............................         (114)
                                                                ------------
     Net distributions to shareholders.........................         (406)
                                                                ------------
Capital Share Transactions:
  Proceeds from sales of shares................................       28,766
  Reinvestment of dividends and distributions..................          405
  Cost of shares redeemed......................................       (8,459)
                                                                ------------
     Net increase in net assets from capital share transactions       20,712
                                                                ------------
Net increase in net assets.....................................       20,943
                                                                ------------
Net Assets:
  Beginning of period..........................................           --
                                                                ------------
  End of period................................................ $     20,943
                                                                ------------

A The American AAdvantage Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.

                             See accompanying notes

American AAdvantage Treasury Inflation Protected Securities Fund

Notes to Financial Statements  December 31, 2004
--------------------------------------------------------------------------------

Note 1-Organization and Significant Accounting Policies
Organization
American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company. The American AAdvantage Treasury Inflation Protected Securities Fund (the "Fund") is a series of the Trust and commenced active operations on June 30, 2004.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Fund.

Security Valuation
Net asset value per share is calculated as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern Time.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

Securities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board").

Security Transactions and Investment Income
Security transactions are recorded on the trade date of the security purchase or sale.

Dividend income is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders
The Fund generally declares dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date.

Currency Translation
All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Forward Foreign Currency Contracts

American AAdvantage Treasury Inflation Protected Securities Fund

--------------------------------------------------------------------------------

The Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimated.

Other
Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Note 2-Transactions with Affiliates
Management Agreement
The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Fund are managed by multiple investment advisers that have entered into separate investment advisory agreements with the Manager.
As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.10% of the Fund's average daily net assets plus amounts paid by the Manager to the investment advisers of the Fund. During the period ended December 31, 2004, the management fee range, including fees paid to investment advisers, was from 0.15% to 0.25%, depending upon assets under management. Total management fees were $21,690, of which $13,014 was paid to investment advisers and $8,676 was retained by the Manager.

Administrative Services Agreement
The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of .10% of the average daily net assets of the Fund.

Investment in Affiliated Fund
The Fund may invest in the American AAdvantage Money Market Select Fund (the "Select Fund"). The Manager serves as investment adviser to the Select Fund and receives from the Select Fund an annualized fee equal to 0.10% of the Select Fund's average daily net assets. During the period, fees earned by the Manager from the Fund's investment in the Select Fund were $1,151.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

Reimbursement of Expenses

American AAdvantage Treasury Inflation Protected Securities Fund

--------------------------------------------------------------------------------

The Manager voluntarily reimbursed a portion of its fees received from the Fund during the period ended December 31, 2004 to the extent that total Fund operating expenses exceeded 0.46%. The Manager reimbursed expenses totaling $14,537 during the period.


Note 3-Federal Income and Excise Taxes
It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

Dividends are determined in accordance with federal income tax regulations that may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. During the period ended December 31, 2004, the Fund distributed ordinary income dividends totaling $406,245.

As of December 31, 2004, the components of distributable earnings were as follows (in thousands):

Cost basis of investments for federal income tax purposes........... $20,778
Unrealized appreciation.............................................     115
Unrealized depreciation.............................................     (27)
                                                                     -------
Net unrealized appreciation.........................................      88
Undistributed ordinary income.......................................     148
                                                                     -------
Distributable earnings.............................................. $   236
                                                                     -------

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of wash sales and current recognition of unrealized appreciation/(depreciation) on open foreign currency transactions.

Due to the inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities without impacting the net assets of the Fund. These differences are due primarily to the recognition of certain foreign currency gains/(losses) as ordinary income for tax purposes.

Net capital and foreign currency losses incurred after October 31, 2004 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period ended December 31, 2004, the Fund deferred $3,823 of foreign currency losses to January 1, 2005.

Note 4-Investment Transactions
Purchases and redemptions of investments for the period ended December 31, 2004, excluding short-term investments, were $53,116,683 and $33,470,330, respectively. The Fund had purchases and sales of U.S. government securities of $52,155,266 and $32,897,414, respectively.

A summary of the Fund's transactions in the Select Fund for the period ended December 31, 2004 is as follows:

American AAdvantage Treasury Inflation Protected Securities Fund

--------------------------------------------------------------------------------

   June 30, 2004                                       December 31, 2004
Shares/Market Value     Purchases         Sales       Shares/Market Value
-------------------   -------------   -------------   -------------------
       $--             $20,026,639     $19,272,215          $754,424

Note 5-Foreign Currency Contracts
In order to protect itself against foreign currency fluctuations, the Fund has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract. At December 31, 2004, the Fund had outstanding forward foreign currency contracts as follows (amounts in thousands):

                                          Settlement             Unrealized
Contracts to Deliver                         Date       Value    Gain/(Loss)
--------------------                      ----------   -------   -----------
122  Euro Currency....................... 01/20/2005   $  165    $       (4)
                                                       -------   -----------
TOTAL CONTRACTS TO DELIVER
   (Receivable amount $161)..............              $  165    $       (4)
                                                       -------   -----------

The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

Note 6-Subsequent Event
Subsequent to December 31, 2004, AMR Investment Services, Inc. will become American Beacon Advisors, Inc. and the American AAdvantage Funds will be known as the American Beacon Funds. The name change becomes effective March 1, 2005.

Note 7-Capital Share Transactions
The table below summarizes the activity in capital shares (in thousands):

Period ended December 31, 2004
------------------------------                       Shares       Amount
                                                    --------    ----------
Shares sold........................................  2,858       $28,766
Reinvestment of dividends..........................     40           405
Shares redeemed....................................   (836)       (8,459)
                                                    --------    ----------
Net increase in shares outstanding.................  2,062       $20,712
                                                    --------    ----------

American AAdvantage Treasury Inflation Protected Securities Fund

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                December 31,
                                                                  2004 (A)
                                                                ------------
Net asset value, beginning of period........................... $      10.00
                                                                ------------
Income from investment operations:
  Net investment income........................................         0.18(B)
  Net gains on securities (both realized and unrealized).......         0.21
                                                                ------------
Total income from investment operations........................         0.39
                                                                ------------
Less distributions:
  Dividends from net investment income.........................        (0.23)
  Distributions from net realized gains on securities..........           --
                                                                ------------
Total distributions............................................        (0.23)
                                                                ------------
Net asset value, end of period................................. $      10.16
                                                                ------------
Total return ..................................................         3.94% (C)
                                                                ------------
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................... $     20,943
  Ratios to average net assets (annualized):
    Expenses...................................................         0.46%
    Net investment income......................................         3.34%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager....................         0.16%
  Portfolio turnover rate......................................          190% (C)

A The American AAdvantage Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.
B  Based on average shares outstanding.
C  Not annualized.

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Trustees
American AAdvantage Treasury Inflation Protected Securities Fund

We have audited the accompanying statement of assets and liabilities of American AAdvantage Treasury Inflation Protected Securities Fund (the "Fund") (a separate fund comprising the American AAdvantage Funds), including the schedule of investments, as of December 31, 2004, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from June 30, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American AAdvantage Treasury Inflation Protected Securities Fund at December 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights from June 30, 2004 (commencement of operations) to December 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                           /s/ Ernst & Young LLP


Chicago, Illinois
February 18, 2005

American AAdvantage Treasury Inflation Protected Securities Fund

Tax Information for the Tax Year Ended December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund's distributions to shareholders included $114,200 of short-term capital gains.

Trustees and Officers of the Trust
(Unaudited)
--------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH THE TRUST                     AND CURRENT DIRECTORSHIPS
---------------------        -----------------           -------------------------------------------
INTERESTED TRUSTEES
                                    TERM
                             ------------------
                             Lifetime of Trust
                               until removal,
                               resignation or
                                retirement*

William F. Quinn** (56)        President and     President (1986-Present) and Director (2001-Present), AMR
                               Trustee since     Investment Services, Inc.; Chairman (1989-2003) and Director
                                    1987         (1979- 1989, 2003-Present), American Airlines Federal Credit
                                                 Union; Director, Crescent Real Estate Equities, Inc.
                                                 (1994-Present); Director, Pritchard, Hubble & Herr, LLC
                                                 (investment adviser) (2001-Present); Director of Investment
                                                 Committee, Southern Methodist University Endowment Fund
                                                 (1996-Present); Member of Advisory Board, Southern Methodist
                                                 University Cox School of Business (1999-2002); Member of
                                                 Pension Manager Committee, New York Stock Exchange
                                                 (1997-1998, 2000-2002); Vice Chairman, Committee for the
                                                 Investment of Employee Benefits (2004-Present); Chairman of
                                                 Defined Benefit Sub-Committee, Committee for the Investment
                                                 of Employee Benefits (1982-2004); Director, United Way of
                                                 Metropolitan Tarrant County (1988-2000, 2004-Present);
                                                 Trustee, American AAdvantage Select Funds (1999-Present);
                                                 Trustee, American AAdvantage Mileage Funds (1995-Present).

Alan D. Feld** (68)          Trustee since 1996  Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                 (1960-Present); Director, Clear Channel Communications
                                                 (1984-Present); Trustee, CenterPoint Properties, Inc.
                                                 (1994-Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present); Trustee, American AAdvantage Mileage Funds
                                                 (1996-Present).

NON-INTERESTED TRUSTEES
                                    TERM
                             ------------------
                             Lifetime of Trust
                               until removal,
                               resignation or
                                retirement*

W. Humphrey Bogart (60)      Trustee since 2004  Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); Board Member, Baylor University
                                                 Medical Center Foundation (1992-2004); Trustee, American
                                                 AAdvantage Select Funds (2004-Present); Trustee, American
                                                 AAdvantage Mileage Funds (2004-Present).

Brenda A. Cline (44)         Trustee since 2004  Vice President, Chief Financial Officer, Treasurer and
                                                 Secretary, Kimbell Art Foundation (1993-Present); Trustee,
                                                 Texas Christian University (1998-Present); Trustee, W.I.
                                                 Cook Foundation, Inc. (d/b/a Cook Children's Health
                                                 Foundation) (2001-Present); Trustee, American AAdvantage
                                                 Select Funds (2004-Present); Trustee, American AAdvantage
                                                 Mileage Funds (2004-Present).

Richard A. Massman (61)      Trustee since 2004  Senior Vice President and General Counsel, Hunt
                                                 Consolidated, Inc. (holding company engaged in energy, real estate, farming, ranching and venture capital activities)
                                                 (1994-Present); Trustee, American AAdvantage Select Funds
                                                 (2004-Present); Trustee, American AAdvantage Mileage Funds
                                                 (2004-Present).

Stephen D. O'Sullivan (69)   Trustee since 1987  Consultant (1994-Present); Trustee, American AAdvantage
                                                 Select Funds (1999-Present); Trustee, American AAdvantage
                                                 Mileage Funds (1995-Present).

Trustees and Officers of the Trust
(Unaudited) (Continued)
--------------------------------------------------------------------------------


                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH THE TRUST                     AND CURRENT DIRECTORSHIPS
---------------------        -----------------           -------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)

R. Gerald Turner (59)        Trustee since 2001  President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-2002); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996- Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001- 2003); Director, Kronus
                                                 Worldwide Inc. (chemical manufacturing) (2003-Present);
                                                 Director, First Broadcasting Investment Partners, LLC
                                                 (2003-Present); Member, United Way of Dallas Board of
                                                 Directors; Member, Salvation Army of Dallas Board of
                                                 Directors; Member, Methodist Hospital Advisory Board;
                                                 Member, Knight Commission on Intercollegiate Athletics;
                                                 Trustee, American AAdvantage Select Funds (2001-Present);
                                                 Trustee, American AAdvantage Mileage Funds (2001-Present).

Kneeland Youngblood (49)     Trustee since 1996  Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court                               equity firm) (1998-Present); Director, Burger King
Suite 1740                                       Corporation (2004-Present); Trustee, The Hockaday School
Dallas, Texas 75201                              (1997-Present); Director, Starwood Hotels and Resorts
                                                 (2001-Present); Member, Council on Foreign Relations
                                                 (1995-Present); Director, Just For the Kids (1995-2001);
                                                 Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                 Retirement System of Texas (1993-1999); Director, Starwood
                                                 Financial Trust (1998-2001); Trustee, St. Mark's School of
                                                 Texas (2002-Present); Trustee, American AAdvantage Select
                                                 Funds (1999-Present); Trustee, American AAdvantage Mileage
                                                 Funds (1996-Present).

OFFICERS
                                    TERM
                             ------------------
                                  One Year

Brian E. Brett (44)            VP since 2004     Vice President, Director of Sales, AMR Investment Services,
                                                 Inc. (2004-Present); Regional Vice President, Neuberger
                                                 Berman, LLC (investment adviser) (1996-2004).

Nancy A. Eckl (42)             VP since 1990     Vice President, Trust Investments, AMR Investment Services,
                                                 Inc. (1990-Present).

Michael W. Fields (50)         VP since 1989     Vice President, Fixed Income Investments, AMR Investment
                                                 Services, Inc. (1988-Present).

Barry Y. Greenberg (41)      VP since 1995 and   Vice President, Legal, Compliance and Administration, AMR
                              Secretary since    Investment Services, Inc. (1995-Present); Director,
                                    2004         Pritchard, Hubble & Herr, LLC (investment adviser)
                                                 (2004-Present).

Rebecca L. Harris (38)        Treasurer since    Vice President, Finance, AMR Investment Services, Inc.
                                    1995         (1995- Present).

John B. Roberson (46)          VP since 1989     Vice President, Client Relations & Special Projects, AMR
                                                 Investment Services, Inc. (2004-Present); Vice President,
                                                 Director of Sales, AMR Investment Services, Inc.
                                                 (1991-2004); Director, Pritchard, Hubble & Herr, LLC
                                                 (investment adviser) (2001-Present).


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's sub-advisers.

American AAdvantage Treasury Inflation Protected Securities Fund

Privacy Policy (Unaudited)
--------------------------------------------------------------------------------

The American AAdvantage Treasury Inflation Protected Securities Fund recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

o information we receive from you on applications or other forms;

o information about your transactions with us or our service providers; and

o information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.

                                  [BACK COVER]

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's audit committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees     Fiscal Year Ended
----------     -----------------
  $180,713        10/31/2003
  $19,903         12/31/2003
  $170,039        10/31/2004
  $38,887         12/31/2004

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
      $0                 10/31/2003
      $0                 12/31/2003
      $0                 10/31/2004
      $0                 12/31/2004

(c)

Tax Fees     Fiscal Year Ended
--------     -----------------
 $39,417*       10/31/2003
 $4,500**       12/31/2003
 $0             10/31/2004
 $0             12/31/2004

* For review of 2002 tax returns and professional services related to the collectibility of tax reclaims in Switzerland
** For review of 2002 tax returns

(d)

All Other Fees     Fiscal Year Ended
--------------     -----------------
     $0               10/31/2003
     $0               12/31/2003
     $0               10/31/2004
     $0               12/31/2004

(e)(1) Pursuant to its charter, the Trust's audit committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trust's financial statements, and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trust, an investment adviser to any series of the Trust or any entity controlling, controlled by, or under common control with an investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approve the fees proposed to be charged to the Trust by the auditors for each audit and non-audit service.

The audit committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $39,417      $0                   N/A                       10/31/2003
  $4,500       $0                   N/A                       12/31/2003
  $0           $0                   N/A                       10/31/2004
  $0           $0                   N/A                       12/31/2004

(h)     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1. The shareholder report for the S&P 500 Index Fund, the Small Cap Index Fund and the International Equity Index Fund presented in Item 1 includes a summary schedule of investments for the Master International Index Series and the Master Small Cap Index Series, both of which are series of the Master Quantitative Series Trust. A complete schedule of investments for each of these two series follows.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master International Index Series (the "Series"), one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and for the year then ended and have issued our report thereon dated February , 2005, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments (the "Schedule") as of December 31, 2004 appearing in
Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

February 23, 2005

Master International Index Series
Schedule of Investments as of December 31, 2004                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.0%  Airlines - 0.0%                               31,700  Qantas Airways Ltd.                            $     92,192
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.2%                              26,064  Coca-Cola Amatil Ltd.                               166,109
                                                                86,856  Foster's Group Ltd.                                 394,220
                                                                 8,843  Southcorp Ltd.(a)                                    29,738
                                                                                                                       ------------
                                                                                                                            590,067
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                           5,408  CSL Ltd.                                            124,000
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                         8,347  Macquarie Bank Ltd.                                 304,259
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                              13,503  Orica Ltd.                                          215,616
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%                       67,407  Australia & New Zealand Banking Group Ltd.        1,087,983
                                                                44,375  Commonwealth Bank of Australia                    1,116,616
                                                                55,372  National Australia Bank Ltd.                      1,250,964
                                                                66,143  Westpac Banking Corp.                             1,010,547
                                                                                                                       ------------
                                                                                                                          4,466,110
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%         26,433  Brambles Industries Ltd.                            144,010
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              7,743  Leighton Holdings Ltd.                               74,840
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                 19,286  Boral Ltd.                                          103,863
                                                                36,728  CSR Ltd.                                             76,584
                                                                 3,992  James Hardie Industries NV                           20,967
                                                                41,326  Rinker Group Ltd.                                   345,012
                                                                                                                       ------------
                                                                                                                            546,426
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.1%                 41,043  Amcor Ltd.                                          236,476
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%          1,250  Australian Stock Exchange Ltd.                       19,989
                                                                23,405  Suncorp-Metway Ltd.                                 318,874
                                                                                                                       ------------
                                                                                                                            338,863
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 53,812  Telstra Corp. Ltd.                                  207,120
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.2%               46,196  Coles Myer Ltd.                                     357,061
                                                                32,686  Woolworths Ltd.                                     384,595
                                                                                                                       ------------
                                                                                                                            741,656
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                          20,590  Australian Gas Light Co., Ltd.                      221,125
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%        7,344  Ansell Ltd.                                          51,410
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.1%       40,746  Mayne Group Ltd.                                    136,068
                                                                 2,368  Sonic Healthcare Ltd.                                22,609
                                                                                                                       ------------
                                                                                                                            158,677
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%           4,629  Aristocrat Leisure Ltd.                              36,105
                                                                23,453  TABCORP Holdings Ltd.                               317,873
                                                                                                                       ------------
                                                                                                                            353,978
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            11,639  Computershare Ltd.                                   51,732
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%               15,471  Wesfarmers Ltd.                                     482,683
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                              60,890  AMP Ltd.                                            346,532
                                                                45,366  AXA Asia Pacific Holdings Ltd.                      145,806
                                                                69,692  Insurance Australia Group Ltd.                      351,281
                                                                20,087  QBE Insurance Group Ltd.                            241,704
                                                                                                                       ------------
                                                                                                                          1,085,323
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  15,889  John Fairfax Holdings Ltd.                           56,672
                                                                 6,114  Publishing & Broadcasting Ltd.                       83,873
                                                                                                                       ------------
                                                                                                                            140,545
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.8%                        52,998  Alumina Ltd.                                        246,778
                                                               137,224  BHP Billiton Ltd.                                 1,650,122
                                                                18,416  BlueScope Steel Ltd.                                119,099
                                                                11,751  Newcrest Mining Ltd.                                160,743
                                                                23,360  OneSteel Ltd.                                        47,062
                                                                 9,648  Rio Tinto Ltd.                                      295,867
                                                                32,240  WMC Resources Ltd.                                  182,471
                                                                                                                       ------------
                                                                                                                          2,702,142
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.1%                              20,741  Origin Energy Ltd.                                  112,024
                                                                11,371  Santos Ltd.                                          75,588
                                                                13,785  Woodside Petroleum Ltd.                             217,202
                                                                                                                       ------------
                                                                                                                            404,814
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                 5,300  PaperlinX Ltd.                                       19,610
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.6%                           109,739  CFS Gandel Retail Trust                             137,639
                                                                14,559  Centro Properties Group                              65,967
                                                                79,688  General Property Trust                              233,628
                                                                31,118  Investa Property Group                               55,129
                                                                18,025  Lend Lease Corp., Ltd.                              187,220
                                                                33,301  Macquarie Goodman Industrial Trust                   61,868
                                                                46,449  Mirvac Group                                        178,414
                                                                60,690  Stockland                                           284,974
                                                                49,269  Westfield Group(a)                                  634,559
                                                                                                                       ------------
                                                                                                                          1,839,398
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                            15,831  Toll Holdings Ltd.                                  159,024
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%          86,634  Macquarie Infrastructure Group                      230,902
                                                                16,500  Patrick Corp. Ltd.                                   85,108
                                                                10,811  Transurban Group                                     56,781
                                                                                                                       ------------
                                                                                                                            372,791
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Australia                 16,124,887
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%    Building Products - 0.1%                       3,535  Wienerberger AG                                     168,894
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                        1,063  Bank Austria Creditanstalt AG                        96,085
                                                                 5,448  Erste Bank der Oesterreichischen Sparkassen AG      291,024
                                                                                                                       ------------
                                                                                                                            387,109
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                     53  RHI AG(a)                                             1,607
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                    568  Mayr-Melnhof Karton AG                               96,738
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  9,468  Telekom Austria AG                                  179,528
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                         47  Verbund - Oesterreichische
                                                                        Elektrizitaetswirtschafts AG                         10,471
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Austria           Metals & Mining - 0.0%                           906  Boehler-Uddeholm AG                            $    114,503
(concluded)       -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.1%                                 447  OMV AG                                              134,695
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                             4,408  IMMOFINANZ Immobilien Anlagen AG(a)                  42,181
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.1%      105,980  Hagemeyer NV - Registered Shrs                      244,890
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           1,169  Flughafen Wien AG                                    88,505
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Austria                    1,469,121
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%    Beverages - 0.1%                               4,637  InBev NV                                            179,883
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                               2,818  Solvay SA                                           310,260
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       20,207  Dexia                                               464,731
                                                                 4,674  KBC Bancassurance Holding                           358,952
                                                                                                                       ------------
                                                                                                                            823,683
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              4,785  Suez SA(a)                                               65
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                              222  D'ieteren SA                                         41,189
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.4%         39,701  Fortis                                            1,098,159
                                                                 3,292  Groupe Bruxelles Lambert SA                         268,032
                                                                                                                       ------------
                                                                                                                          1,366,191
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  4,594  Belgacom SA(a)                                      198,572
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                        837  Electrabel                                          373,163
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                    1,022  Bekaert SA                                           81,613
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                           520  Barco NV                                             48,098
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                1,003  Colruyt SA                                          163,054
                                                                   932  Delhaize Group                                       70,879
                                                                   950  Delhaize Group(b)                                    72,058
                                                                                                                       ------------
                                                                                                                            305,991
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%        1,608  Omega Pharma SA                                      77,045
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.0%            2,040  AGFA-Gevaert NV                                      69,211
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                  1,790  Compagnie Maritime Belge SA (CMB)                    49,999
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                           202  Umicore                                              19,014
                                                                    52  Umicore 'STRIP'(a)                                        7
                                                                                                                       ------------
                                                                                                                             19,021
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.0%                               1,790  Euronav SA                                           46,471
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                         4,095  UCB SA                                              208,173
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                       900  Mobistar SA(a)                                       84,348
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Belgium                    4,282,976
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%    Oil & Gas - 0.0%                                 531  Ship Finance International Ltd.                      10,891
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Bermuda                       10,891
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%    Beverages - 0.0%                                 356  Carlsberg A/S                                        18,019
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                               2,267  Novozymes A/S Class B(a)                            115,161
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                       16,440  Danske Bank A/S                                     503,935
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%          2,439  ISS A/S                                             136,155
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              1,417  FLS Industries A/S Class B(a)                        26,670
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  5,926  TDC A/S                                             250,953
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                      820  NKT Holding A/S                                      23,899
                                                                 3,995  Vestas Wind Systems A/S(a)                           49,640
                                                                                                                       ------------
                                                                                                                             73,539
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                           2,482  Danisco A/S                                         151,481
                                                                 2,039  East Asiatic Co., Ltd. A/S                          107,119
                                                                                                                       ------------
                                                                                                                            258,600
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%          186  Coloplast A/S Class B                                10,213
                                                                 5,043  GN Store Nord                                        54,369
                                                                 1,530  William Demant Holding(a)                            71,851
                                                                                                                       ------------
                                                                                                                            136,433
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                        464  Bang & Olufsen A/S Class B                           34,678
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                                 907  Topdanmark A/S(a)                                    71,432
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                                     44  AP Moller - Maersk A/S                              363,414
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                         3,519  H Lundbeck A/S                                       78,449
                                                                 8,260  Novo-Nordisk A/S Class B                            451,296
                                                                                                                       ------------
                                                                                                                            529,745
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                             1,730  DSV A/S                                             117,282
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Denmark                    2,636,016
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%    Auto Components - 0.0%                           671  Nokian Renkaat Oyj                                  101,968
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.8%                1,270  Nokia Oyj (b)                                        19,901
                                                               161,627  Nokia Oyj Class A (b)                             2,552,815
                                                                                                                       ------------
                                                                                                                          2,572,716
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  5,791  Elisa Corp.(a)                                       93,355
                  Services - 0.1%                               36,201  TeliaSonera AB                                      215,523
                                                                                                                       ------------
                                                                                                                            308,878
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                      8,990  Fortum Oyj                                          166,432
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                             4,144  Tietoenator Oyj                                     131,806
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                               6,594  Pohjola Group Plc Class D                            76,095
                                                                 9,526  Sampo Oyj                                           131,554
                                                                                                                       ------------
                                                                                                                            207,649
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.0%            5,904  Amer Group                                          103,121
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                               2,211  Kone Oyj Class B                                    171,573
                                                                 4,366  Metso Oyj                                            69,196
                                                                   231  Wartsila Oyj                                          4,923
                                                                                                                       ------------
                                                                                                                            245,692
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                           447  Outokumpu Oyj                                         7,990
                                                                 8,196  Rautaruukki Oyj                                      97,367
                                                                                                                       ------------
                                                                                                                            105,357
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.2%                25,249  Stora Enso Oyj Class R                              386,783
                                                                17,188  UPM-Kymmene Oyj                                     382,215
                                                                                                                       ------------
                                                                                                                            768,998
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Finland                    4,712,617
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.4%     Aerospace & Defense - 0.2%                    10,187  European Aeronautic Defense & Space Co.        $    296,180
                                                                 4,303  Thales SA                                           206,581
                                                                   986  Zodiac SA                                            45,903
                                                                                                                       ------------
                                                                                                                            548,664
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                                3,419  Air France-KLM                                       65,155
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.2%                         4,708  Compagnie Generale des Etablissements Michelin      301,985
                                                                 3,351  Valeo SA                                            140,289
                                                                                                                       ------------
                                                                                                                            442,274
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.3%                             5,945  Peugeot SA                                          377,371
                                                                 7,187  Renault SA                                          601,277
                                                                                                                       ------------
                                                                                                                            978,648
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                               1,695  Pernod-Ricard                                       259,653
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.2%                      11,877  Cie de Saint-Gobain                                 715,494
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                               3,543  Air Liquide                                         654,952
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.2%                       28,297  BNP Paribas                                       2,050,061
                                                                21,536  Credit Agricole SA                                  649,856
                                                                10,627  Societe Generale                                  1,075,411
                                                                                                                       ------------
                                                                                                                          3,775,328
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%          1,954  Societe BIC SA                                       98,271
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.2%               40,836  Alcatel SA(a)                                       635,547
                                                                 4,730  Sagem SA(a)                                         100,811
                                                                                                                       ------------
                                                                                                                            736,358
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%              2,440  Vinci SA                                            327,677
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                  1,192  Imerys SA                                           100,049
                                                                 5,329  Lafarge SA                                          514,284
                                                                                                                       ------------
                                                                                                                            614,333
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 52,667  France Telecom SA                                 1,743,874
                  Services - 0.5%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.2%                  111,163  Alstom(a)                                            84,615
                                                                 8,706  Schneider Electric SA                               605,882
                                                                                                                       ------------
                                                                                                                            690,497
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%               714  Technip SA                                          131,989
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.3%               19,212  Carrefour SA                                        915,031
                                                                 1,834  Casino Guichard Perrachon SA                        146,580
                                                                                                                       ------------
                                                                                                                          1,061,611
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                           7,854  Groupe Danone                                       725,403
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%        3,031  Cie Generale d'Optique Essilor
                                                                        International SA                                    237,511
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%           6,164  Accor SA                                            269,869
                                                                 5,111  Sodexho Alliance SA                                 154,643
                                                                                                                       ------------
                                                                                                                            424,512
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                      7,780  Thomson                                             205,683
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                             1,852  Atos Origin SA(a)                                   125,791
                                                                 3,475  Cap Gemini SA(a)                                    111,283
                                                                                                                       ------------
                                                                                                                            237,074
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.4%                              53,086  AXA                                               1,311,817
                                                                   775  CNP Assurances                                       55,515
                                                                                                                       ------------
                                                                                                                          1,367,332
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.6%                                   5,229  Lagardere S.C.A.                                    377,409
                                                                 4,855  Publicis Groupe                                     157,390
                                                                 3,105  Societe Television Francaise 1                      101,080
                                                                28,319  Vivendi Universal SA(a)                             904,191
                                                                 6,053  Vivendi Universal SA(a)(b)                          194,120
                                                                                                                       ------------
                                                                                                                          1,734,190
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                        16,250  Arcelor                                             374,830
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                        2,713  Pinault-Printemps-Redoute                           271,595
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                 25,778  Suez SA                                             687,460
                  Power - 0.3%                                   8,677  Veolia Environnement                                314,080
                                                                                                                       ------------
                                                                                                                          1,001,540
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 1.4%                              20,474  Total SA                                          4,472,165
                                                                 4,140  Total SA 'STRIP'(a)                                      56
                                                                                                                       ------------
                                                                                                                          4,472,221
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.3%                      11,713  L'Oreal SA                                          889,182
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.9%                        35,951  Sanofi-Aventis                                    2,873,343
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.2%                               880  Gecina SA                                            87,199
                                                                 1,537  Klepierre                                           136,109
                                                                 1,964  Unibail                                             309,136
                                                                                                                       ------------
                                                                                                                            532,444
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                23,385  STMicroelectronics NV                               456,130
                  Equipment - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                                2,821  Business Objects SA(a)                               71,244
                                                                 2,849  Dassault Systemes SA                                143,670
                                                                                                                       ------------
                                                                                                                            214,914
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.2%          189  Hermes International                                 37,713
                                                                 9,557  LVMH Moet Hennessy Louis Vuitton SA                 732,006
                                                                                                                       ------------
                                                                                                                            769,719
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           2,314  Autoroutes du Sud de la France                      116,376
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                     8,764  Bouygues                                            405,024
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in France                    30,153,801
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.8%    Air Freight & Logistics - 0.1%                18,602  Deutsche Post AG                                    427,312
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                                4,571  Deutsche Lufthansa AG                                65,549
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                         3,882  Continental AG                                      246,576
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.6%                            30,782  DaimlerChrysler AG                                1,475,293
                                                                 6,849  Volkswagen AG                                       310,472
                                                                                                                       ------------
                                                                                                                          1,785,765
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                           4,938  Qiagen NV(a)                                         54,031
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                        17,874  Deutsche Bank AG Registered Shares                1,586,964
                                                                 3,609  MLP AG                                               71,572
                                                                                                                       ------------
                                                                                                                          1,658,536
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Germany           Chemicals - 0.7%                              18,105  BASF AG                                        $  1,304,288
(concluded)                                                     21,327  Bayer AG                                            722,979
                                                                 3,872  Linde AG                                            242,414
                                                                                                                       ------------
                                                                                                                          2,269,681
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       23,084  Bayerische Hypo-und Vereinsbank AG                  523,995
                                                                15,285  Commerzbank AG(a)                                   314,966
                                                                15,198  Depfa Bank Plc                                      255,125
                                                                                                                       ------------
                                                                                                                          1,094,086
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                  2,446  HeidelbergCement AG                                 147,285
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%          3,942  Deutsche Boerse AG                                  237,259
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 99,024  Deutsche Telekom AG                               2,241,062
                  Services - 0.7%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.6%                     21,220  E.ON AG                                           1,934,230
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                         2,386  Epcos AG(a)                                          35,675
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                6,372  Metro AG                                            350,690
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.1%        1,654  Celesio AG                                          134,532
                                                                 1,747  Fresenius Medical Care AG                           140,601
                                                                                                                       ------------
                                                                                                                            275,133
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           3,494  TUI AG                                               82,731
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.7%               27,369  Siemens AG                                        2,320,617
                                                                   860  Siemens AG(b)                                        72,816
                                                                                                                       ------------
                                                                                                                          2,393,433
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.7%                              11,277  Allianz AG Registered Shares                      1,496,038
                                                                 6,120  Muenchener Rueckversicherungs AG
                                                                        Registered Shares                                   752,418
                                                                                                                       ------------
                                                                                                                          2,248,456
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                               4,614  MAN AG                                              177,737
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                        13,676  ThyssenKrupp AG                                     301,143
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                 14,063  RWE AG                                              777,986
                  Power - 0.3%
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                         572  Beiersdorf AG                                        66,553
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                         3,250  Altana AG                                           205,461
                                                                 2,378  Merck KGaA                                          163,619
                                                                 5,137  Schering AG                                         384,105
                                                                                                                       ------------
                                                                                                                            753,185
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                21,933  Infineon Technologies AG(a)                         237,903
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.4%                                7,588  SAP AG                                            1,355,258
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                        1,160  Douglas Holding AG                                   40,995
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%        1,332  Adidas-Salomon AG                                   214,999
                                                                   481  Puma AG Rudolf Dassler Sport                        132,264
                                                                                                                       ------------
                                                                                                                            347,263
                  -----------------------------------------------------------------------------------------------------------------
                  Thrifts & Mortgage Finance - 0.1%              5,764  Hypo Real Estate Holding AG(a)                      238,959
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Germany                   21,844,472
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%     Beverages - 0.0%                               5,327  Coca Cola Hellenic Bottling Co. SA                  130,333
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                        5,222  Alpha Bank AE                                       182,135
                                                                 8,873  EFG Eurobank Ergasias SA                            304,651
                                                                 1,938  Emporiki Bank of Greece SA                           61,536
                                                                 8,958  National Bank of Greece SA                          295,637
                                                                 3,787  Piraeus Bank SA                                      66,197
                                                                                                                       ------------
                                                                                                                            910,156
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%               13,744  Intracom SA                                          74,352
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              9,858  Technical Olympic SA                                 53,330
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                  2,682  Titan Cement Co. SA                                  79,472
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  6,542  Hellenic Telecommunications Organization SA         117,555
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                      5,616  Public Power Corp.                                  157,098
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%           6,153  OPAP SA                                             170,113
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                         4,057  Viohalco, Hellenic Copper and Aluminum
                                                                        Industry SA                                          36,947
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                     6,600  Cosmote Mobile Telecommunications SA                132,054
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Greece                     1,861,410
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%  Airlines - 0.0%                                2,263  Cathay Pacific Airways Ltd.                           4,280
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                       81,400  BOC Hong Kong Holdings Ltd.                         155,517
                                                                29,739  Bank of East Asia Ltd.                               92,400
                                                                19,153  Hang Seng Bank Ltd.                                 266,127
                                                                                                                       ------------
                                                                                                                            514,044
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                           52,719  Li & Fung Ltd.                                       88,852
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%         20,000  Hong Kong Exchanges and Clearing Ltd.                53,521
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 71,195  PCCW Ltd.                                            45,111
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.2%                     50,187  CLP Holdings Ltd.                                   288,620
                                                                56,000  HongKong Electric Holdings                          255,767
                                                                                                                       ------------
                                                                                                                            544,387
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                   94,328  Johnson Electric Holdings Ltd.                       91,625
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                         104,240  Hong Kong & China Gas Company Ltd.                  215,247
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%          24,990  Shangri-La Asia Ltd.                                 35,848
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                     16,560  Techtronic Industries Co.                            36,112
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%               59,989  Hutchison Whampoa Ltd.                              561,478
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  34,025  SCMP Group Ltd.                                      14,117
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.5%                            42,735  Cheung Kong Holdings Ltd.                           426,102
                                                                12,000  Hang Lung Properties Ltd.                            18,526
                                                                32,491  Henderson Land Development Co., Ltd.                168,878
                                                                47,890  New World Development Ltd.                           53,603
                                                                48,421  Sino Land Co.                                        47,657
                                                                36,324  Sun Hung Kai Properties Ltd.                        363,347
                                                                31,577  Swire Pacific Ltd. Class A                          264,066
                                                                56,107  Wharf Holdings Ltd.                                 196,342
                                                                                                                       ------------
                                                                                                                          1,538,521
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                            24,500  MTR Corp.                                            39,243
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                 5,004  ASM Pacific Technology                               18,026
                  Equipment - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                       22,000  Esprit Holdings Ltd.                                133,030
                                                               132,394  Giordano International Ltd.                          83,037
                                                                                                                       ------------
                                                                                                                            216,067
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong         Textiles, Apparel & Luxury Goods - 0.0%       65,353  Texwinca Holdings Ltd.                         $     61,799
(concluded)                                                     21,785  Yue Yuen Industrial Holdings                         59,979
                                                                                                                       ------------
                                                                                                                            121,778
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          18,465  Hopewell Holdings                                    47,394
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                    47,000  Hutchison Telecommunications
                  Services - 0.0%                                       International Ltd.(a)                                42,328
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hong Kong                  4,227,979
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%    Airlines - 0.1%                               27,680  Ryanair Holdings Plc(a)                             197,526
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       27,822  Allied Irish Banks Plc                              580,492
                                                                30,928  Bank of Ireland                                     512,133
                                                                                                                       ------------
                                                                                                                          1,092,625
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                 17,002  CRH Plc                                             455,241
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                          22,304  Greencore Group Plc                                  91,556
                                                                 4,710  Kerry Group Plc                                     112,996
                                                                                                                       ------------
                                                                                                                            204,552
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                     25,516  Waterford Wedgwood Plc(a)                             2,150
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%                3,189  DCC Plc                                              71,522
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                              12,684  Irish Life & Permanent Plc                          237,922
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  21,817  Independent News & Media Plc                         68,799
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                        15,345  Elan Corp. Plc(a)                                   408,811
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%        2,786  Grafton Group Plc                                    30,295
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Ireland                    2,769,443
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 4.3%      Aerospace & Defense - 0.1%                   312,371  Finmeccanica SpA                                    282,862
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.0%                            12,307  Fiat SpA(a)                                          98,697
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.2%                        10,234  Banca Fideuram SpA                                   52,999
                                                                22,588  Mediobanca SpA                                      365,670
                                                                17,230  Mediolanum SpA                                      123,399
                                                                                                                       ------------
                                                                                                                            542,068
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.1%                       11,662  Banca Antonveneta SpA(a)                            307,520
                                                               110,210  Banca Intesa SpA                                    530,302
                                                                36,404  Banca Intesa SpA-RNC                                156,364
                                                                52,096  Banca Monte dei Paschi di Siena SpA                 185,880
                                                                29,459  Banca Nazionale del Lavoro SpA(a)                    87,852
                                                                16,065  Banca Popolare di Milano SCRL                       142,395
                                                                13,238  Banco Popolare di Verona e Novara Scrl              269,186
                                                                16,381  Banche Popolari Unite Scrl                          332,942
                                                                43,545  Capitalia SpA                                       199,525
                                                                27,091  Sanpaolo IMI SpA                                    390,335
                                                               136,509  UniCredito Italiano SpA                             784,876
                                                                                                                       ------------
                                                                                                                          3,387,177
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                  5,565  Italcementi SpA                                      89,613
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%          4,347  FinecoGroup SpA                                      33,573
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                278,521  Telecom Italia SpA                                1,139,525
                  Services - 0.6%                              258,085  Telecom Italia SpA-RNC                              837,364
                                                                                                                       ------------
                                                                                                                          1,976,889
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                    116,406  Enel SpA                                          1,144,124
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                          21,946  Snam Rete Gas SpA                                   127,673
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           4,473  Autogrill SpA(a)                                     74,741
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%              119,974  Pirelli & C SpA                                     161,770
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                              23,052  Alleanza Assicurazioni SpA                          321,794
                                                                29,685  Assicurazioni Generali SpA                        1,007,523
                                                                11,651  Riunione Adriatica di Sicurta SpA                   263,521
                                                                                                                       ------------
                                                                                                                          1,592,838
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.0%          170,961  Telecom Italia Media SpA(a)                          77,359
                                                                 2,170  Tiscali SpA(a)                                        8,064
                                                                                                                       ------------
                                                                                                                             85,423
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                   5,198  Arnoldo Mondadori Editore SpA                        59,914
                                                                13,547  Gruppo Editoriale L'Espresso SpA                     81,757
                                                                18,663  Mediaset SpA                                        236,680
                                                               171,874  Seat Pagine Gialle SpA                               79,150
                                                                                                                       ------------
                                                                                                                            457,501
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                 16,589  Edison SpA(a)                                        35,379
                  Power - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                        5,245  Rinascente SpA(a)                                     3,565
                                                                 5,245  Rozzano                                                   -
                                                                                                                       ------------
                                                                                                                              3,565
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.7%                              79,504  ENI SpA                                           1,990,572
                                                                 1,875  ENI SpA(b)                                          235,950
                                                                                                                       ------------
                                                                                                                          2,226,522
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%        5,296  Benetton Group SpA                                   70,100
                                                                 9,894  Bulgari SpA                                         122,246
                                                                 4,858  Luxottica Group SpA                                  99,016
                                                                                                                       ------------
                                                                                                                            291,362
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%           9,895  Autostrade SpA                                      264,961
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                   119,449  TIM SpA                                             892,986
                  Services - 0.3%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Italy                     13,769,724
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 21.1%     Air Freight & Logistics - 0.0%                11,000  Yamato Transport Co., Ltd.                          163,170
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                               28,000  Japan Airlines Corp.                                 81,155
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.5%                         3,200  Aisin Seiki Co., Ltd.                                81,038
                                                                21,000  Bridgestone Corp.                                   418,074
                                                                20,600  Denso Corp.                                         551,840
                                                                 1,000  NGK Spark Plug Co., Ltd.                             10,354
                                                                 4,000  NOK Corp.                                           125,305
                                                                12,000  Sanden Corp.                                         74,246
                                                                 7,000  Stanley Electric Co., Ltd.                          119,957
                                                                 1,000  Toyoda Gosei Co., Ltd.                               20,347
                                                                 8,000  Toyota Industries Corp.                             199,863
                                                                                                                       ------------
                                                                                                                          1,601,024
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan             Automobiles - 2.1%                            27,400  Honda Motor Co., Ltd.                          $  1,419,869
(continued)                                                     88,400  Nissan Motor Co., Ltd.                              961,038
                                                               100,700  Toyota Motor Corp.                                4,097,970
                                                                 9,000  Yamaha Motor Co., Ltd.                              135,083
                                                                                                                       ------------
                                                                                                                          6,613,960
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.2%                               9,000  Asahi Breweries Ltd.                                111,457
                                                                25,000  Kirin Brewery Co., Ltd.                             246,170
                                                                27,000  Sapporo Holdings Ltd.                               127,794
                                                                13,000  Takara Holdings Inc.                                 84,620
                                                                                                                       ------------
                                                                                                                            570,041
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.3%                      21,000  Asahi Glass Co., Ltd.                               231,580
                                                                 2,000  Central Glass Co., Ltd.                              14,170
                                                                 5,000  Daikin Industries Ltd.                              144,433
                                                                11,000  JS Group Corp.                                      199,776
                                                                24,000  Nippon Sheet Glass Co., Ltd.                         99,307
                                                                 9,000  Toto Ltd.                                            85,898
                                                                                                                       ------------
                                                                                                                            775,164
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                        35,000  Daiwa Securities Group Inc.                         252,757
                                                                 1,100  Jafco Co., Ltd.                                      74,715
                                                                44,000  Nikko Cordial Corp.                                 233,161
                                                                65,000  Nomura Holdings Inc.                                947,692
                                                                                                                       ------------
                                                                                                                          1,508,325
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.9%                              53,000  Asahi Kasei Corp.                                   265,336
                                                                 3,000  Daicel Chemical Industries Ltd.                      16,981
                                                                30,000  Dainippon Ink and Chemicals Inc.                     69,093
                                                                 3,000  Denki Kagaku Kogyo Kabushiki Kaisha                   9,983
                                                                 2,500  Hitachi Chemical Co., Ltd.                           44,745
                                                                11,000  Ishihara Sangyo Kaisha Ltd.                          25,227
                                                                 4,000  JSR Corp.                                            87,635
                                                                13,000  Kaneka Corp.                                        147,165
                                                                18,000  Kuraray Co., Ltd.                                   161,433
                                                                42,000  Mitsubishi Chemical Corp.                           127,881
                                                                18,000  Mitsubishi Gas Chemical Co., Inc.                    84,844
                                                                 1,000  Mitsubishi Rayon Co., Ltd.                            3,640
                                                                13,000  Mitsui Chemicals Inc.                                70,791
                                                                12,000  Nissan Chemical Industries Ltd.                      94,506
                                                                 5,110  Nitto Denko Corp.                                   280,260
                                                                11,600  Shin-Etsu Chemical Co., Ltd.                        475,456
                                                                18,000  Showa Denko KK                                       46,375
                                                                14,000  Sumitomo Bakelite Co., Ltd.                          88,397
                                                                54,000  Sumitomo Chemical Co., Ltd.                         264,546
                                                                38,000  Teijin Ltd.                                         165,024
                                                                49,000  Toray Industries Inc.                               229,531
                                                                 6,000  Tosoh Corp.                                          26,993
                                                                57,000  Ube Industries Ltd.                                  96,233
                                                                                                                       ------------
                                                                                                                          2,882,075
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.1%                       12,000  The 77 Bank Ltd.                                     84,434
                                                                31,000  The Bank of Fukuoka Ltd.                            204,206
                                                                31,000  The Bank of Yokohama Ltd.(a)                        195,433
                                                                31,000  The Chiba Bank Ltd.                                 207,231
                                                                13,000  The Gunma Bank Ltd.                                  75,486
                                                                17,000  Hokuhoku Financial Group Inc.                        46,453
                                                                23,000  The Joyo Bank Ltd.                                  112,228
                                                                   156  Mitsubishi Tokyo Financial Group Inc.             1,583,293
                                                                23,000  Mitsui Trust Holdings Inc.                          229,843
                                                                   272  Mizuho Financial Group Inc.                       1,369,689
                                                               141,000  Resona Holdings Inc.(a)                             286,211
                                                                10,000  Shinsei Bank Ltd.                                    68,118
                                                                26,000  The Shizuoka Bank Ltd.                              246,375
                                                                   139  Sumitomo Mitsui Financial Group Inc.              1,010,588
                                                                35,000  The Sumitomo Trust & Banking Co., Ltd.              253,098
                                                                 4,000  Suruga Bank Ltd.                                     31,931
                                                                   130  UFJ Holdings Inc.                                   787,840
                                                                                                                       ------------
                                                                                                                          6,792,457
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.3%          2,000  Benesse Corp.                                        70,069
                                                                26,000  Dai Nippon Printing Co., Ltd.                       417,137
                                                                 5,000  Kokuyo Co., Ltd.                                     60,359
                                                                   500  Meitec Corp.                                         18,640
                                                                   117  Rakuten Inc.-When Issued(a)                         105,045
                                                                 6,000  Secom Co., Ltd.                                     240,070
                                                                15,000  Toppan Printing Co., Ltd.                           166,439
                                                                                                                       ------------
                                                                                                                          1,077,759
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.4%                69,000  Fujitsu Ltd.                                        449,136
                                                                52,000  NEC Corp.                                           323,256
                                                                 4,300  Seiko Epson Corp.                                   191,354
                                                                93,000  Toshiba Corp.                                       399,336
                                                                                                                       ------------
                                                                                                                          1,363,082
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%              9,457  COMSYS Holdings Corp.                                87,584
                                                                 3,000  JGC Corp.                                            27,432
                                                                46,000  Kajima Corp.                                        197,970
                                                                 9,000  Kinden Corp.                                         67,278
                                                                14,000  Nishimatsu Construction Co., Ltd.                    48,775
                                                                25,000  Obayashi Corp.                                      157,607
                                                                16,000  Shimizu Corp.                                        80,258
                                                                15,000  Taisei Corp.                                         58,407
                                                                 3,000  Toda Corp.                                           14,638
                                                                                                                       ------------
                                                                                                                            739,949
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan             Construction Materials - 0.1%                 34,000  Sumitomo Osaka Cement Co., Ltd.                $     83,283
(continued)                                                     47,000  Taiheiyo Cement Corp.                               116,961
                                                                                                                       ------------
                                                                                                                            200,244
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.4%                        3,100  Acom Co., Ltd.                                      232,039
                                                                   500  Aeon Credit Service Co., Ltd.                        37,230
                                                                 1,850  Aiful Corp.                                         203,469
                                                                 3,300  Credit Saison Co., Ltd.                             120,123
                                                                 2,700  ORIX Corp.                                          366,781
                                                                 3,550  Promise Co., Ltd.                                   253,596
                                                                 2,820  Takefuji Corp.                                      190,715
                                                                                                                       ------------
                                                                                                                          1,403,953
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                  5,000  Toyo Seikan Kaisha Ltd.                              92,222
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                    166  Nippon Telegraph & Telephone Corp.                  745,194
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.0%                     25,100  Chubu Electric Power Co., Inc.                      602,576
                                                                 9,900  Electric Power Development Co.                      277,281
                                                                 6,000  Hokkaido Electric Power Co. Inc.                    117,986
                                                                28,200  The Kansai Electric Power Co., Inc.                 572,421
                                                                16,400  Kyushu Electric Power Co., Inc.                     331,297
                                                                17,600  Tohoku Electric Power Co. Inc.                      316,034
                                                                39,700  The Tokyo Electric Power Co. Inc.                   974,388
                                                                                                                       ------------
                                                                                                                          3,191,983
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%                   21,000  Fujikura Ltd.                                        96,731
                                                                30,000  Furukawa Electric Co., Ltd.(a)                      166,293
                                                                13,873  Matsushita Electric Works Ltd.                      120,900
                                                                68,000  Mitsubishi Electric Corp.                           333,132
                                                                29,000  Sumitomo Electric Industries Ltd.                   315,556
                                                                 3,000  Ushio Inc.                                           56,065
                                                                                                                       ------------
                                                                                                                          1,088,677
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                         3,000  Alps Electric Co., Ltd.                              44,706
                  Instruments - 1.2%
                                                                 4,000  Citizen Watch Co., Ltd.                              38,450
                                                                15,000  Dainippon Screen Manufacturing Co., Ltd.             92,076
                                                                 1,500  Hirose Electric Co., Ltd.                           175,368
                                                               119,000  Hitachi Ltd.                                        824,534
                                                                 3,400  Hoya Corp.                                          383,898
                                                                   900  Keyence Corp.                                       201,659
                                                                 6,100  Kyocera Corp.                                       469,689
                                                                 1,200  Mabuchi Motor Co., Ltd.                              86,542
                                                                 8,400  Murata Manufacturing Co., Ltd.                      469,718
                                                                 1,900  Nidec Corp.                                         231,590
                                                                33,000  Oki Electric Industry Co., Ltd.(a)                  142,022
                                                                10,000  Omron Corp.                                         238,606
                                                                 3,800  TDK Corp.                                           281,468
                                                                 3,000  Yokogawa Electric Corp.                              40,109
                                                                                                                       ------------
                                                                                                                          3,720,435
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.5%               18,000  Aeon Co., Ltd.                                      300,381
                                                                 3,900  FamilyMart Co., Ltd.                                113,609
                                                                11,000  Ito-Yokado Co., Ltd.                                461,599
                                                                 2,400  Lawson Inc.                                          88,533
                                                                 3,200  Matsumotokiyoshi Co., Ltd.                           91,188
                                                                14,000  Seven-Eleven Japan Co., Ltd.                        441,300
                                                                 4,000  UNY Co., Ltd.                                        45,711
                                                                                                                       ------------
                                                                                                                          1,542,321
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                          17,000  Ajinomoto Co. Inc.                                  202,401
                                                                 3,000  Kikkoman Corp.                                       28,603
                                                                 1,000  Nichirei Corp.                                        3,982
                                                                 2,000  Nippon Meat Packers Inc.                             27,110
                                                                11,000  Nisshin Seifun Group Inc.                           121,948
                                                                 5,300  Nissin Food Products Co., Ltd.                      132,927
                                                                18,000  Snow Brand Milk Products Co., Ltd.(a)                55,333
                                                                 3,000  Yakult Honsha Co., Ltd.                              53,401
                                                                 7,000  Yamazaki Baking Co., Ltd.                            65,170
                                                                                                                       ------------
                                                                                                                            690,875
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.2%                          86,000  Osaka Gas Co., Ltd.                                 268,566
                                                                78,000  Tokyo Gas Co., Ltd.                                 319,703
                                                                                                                       ------------
                                                                                                                            588,269
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%        6,000  Olympus Corp.                                       127,940
                                                                 4,100  Terumo Corp.                                        110,432
                                                                                                                       ------------
                                                                                                                            238,372
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%          200  Nichii Gakkan Co.                                     6,480
                                                                 1,000  Suzuken Co., Ltd.                                    26,837
                                                                                                                       ------------
                                                                                                                             33,317
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           1,900  Oriental Land Co., Ltd.                             132,019
                                                                 2,000  Skylark Co., Ltd.                                    34,391
                                                                                                                       ------------
                                                                                                                            166,410
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 1.2%                      2,000  Casio Computer Co., Ltd.                             30,858
                                                                 2,000  Daito Trust Construction Co., Ltd.                   95,052
                                                                13,000  Daiwa House Industry Co., Ltd.                      147,799
                                                                 1,000  Makita Corp.                                         17,488
                                                                80,000  Matsushita Electric Industrial Co., Ltd.          1,269,445
                                                                 3,800  Pioneer Corp.                                        74,168
                                                                41,000  Sanyo Electric Co., Ltd.                            141,641
                                                                20,000  Sekisui Chemical Co., Ltd.                          146,189
                                                                12,000  Sekisui House Ltd.                                  139,826
                                                                31,000  Sharp Corp.                                         506,129
                                                                33,500  Sony Corp.                                        1,294,623
                                                                                                                       ------------
                                                                                                                          3,863,218
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan             Household Products - 0.2%                     17,000  Kao Corp.                                      $    434,664
(continued)                                                      2,400  Uni-Charm Corp.                                     115,000
                                                                                                                       ------------
                                                                                                                            549,664
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.2%                             3,100  CSK Corp.                                           140,373
                                                                   400  Itochu Techno-Science Corp.                          16,005
                                                                     8  NET One Systems Co., Ltd.                            33,337
                                                                    57  NTT Data Corp.                                      184,122
                                                                 1,500  Nomura Research Institute Ltd.                      140,529
                                                                   100  Obic Co., Ltd.                                       19,859
                                                                   400  TIS Inc.                                             17,527
                                                                                                                       ------------
                                                                                                                            551,752
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                                  50  Millea Holdings Inc.                                741,680
                                                                41,000  Mitsui Sumitomo Insurance Co., Ltd.                 356,104
                                                                29,000  Sompo Japan Insurance Inc.                          295,462
                                                                 7,250  T&D Holdings Inc.                                   346,687
                                                                                                                       ------------
                                                                                                                          1,739,933
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.0%                  13  Rakuten Inc.                                         14,843
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.2%            7,300  Softbank Corp.                                      355,489
                                                                    62  Yahoo! Japan Corp.(a)                               297,687
                                                                                                                       ------------
                                                                                                                            653,176
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.3%            2,100  Bandai Co., Ltd.                                     47,751
                                                                15,000  Fuji Photo Film Co., Ltd.                           547,477
                                                                 1,400  Sankyo Co., Ltd.                                     70,772
                                                                 2,784  Sega Sammy Holdings Inc.                            152,961
                                                                 3,500  Shimano Inc.                                         99,907
                                                                 6,600  Yamaha Corp.                                        100,736
                                                                                                                       ------------
                                                                                                                          1,019,604
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.7%                              20,000  Amada Co., Ltd.                                     110,471
                                                                22,000  Ebara Corp.                                         101,552
                                                                 4,100  Fanuc Ltd.                                          268,078
                                                                 5,000  Hino Motors Ltd.                                     37,133
                                                                13,000  Ishikawajima-Harima Heavy Industries
                                                                        Co., Ltd.(a)                                         17,888
                                                                26,000  Kawasaki Heavy Industries Ltd.                       42,627
                                                                39,000  Komatsu Ltd.                                        272,890
                                                                 8,000  Koyo Seiko Co., Ltd.                                112,579
                                                                47,000  Kubota Corp.                                        233,005
                                                                 3,000  Kurita Water Industries Ltd.                         43,154
                                                                25,000  Minebea Co., Ltd.                                   109,056
                                                                88,000  Mitsubishi Heavy Industries Ltd.                    249,907
                                                                50,000  Mitsui Engineering & Shipbuilding Co., Ltd.          85,391
                                                                 3,000  NGK Insulators Ltd.                                  28,691
                                                                14,000  NSK Ltd.                                             70,362
                                                                15,000  NTN Corp.                                            86,074
                                                                 1,400  SMC Corp.                                           160,262
                                                                32,000  Sumitomo Heavy Industries Ltd.(a)                   118,981
                                                                 3,700  THK Co., Ltd.                                        73,300
                                                                 9,000  Takuma Co., Ltd.                                     70,879
                                                                                                                       ------------
                                                                                                                          2,292,280
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                                 11,000  Kawasaki Kisen Kaisha Ltd.                           70,743
                                                                25,000  Mitsui OSK Lines Ltd.                               150,044
                                                                37,000  Nippon Yusen Kabushiki Kaisha                       199,317
                                                                                                                       ------------
                                                                                                                            420,104
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                     600  Asatsu-DK Inc.                                       16,893
                                                                    33  Dentsu Inc.                                          88,885
                                                                    26  Fuji Television Network Inc.                         56,329
                                                                 5,000  Toho Co., Ltd.                                       78,999
                                                                 4,000  Tokyo Broadcasting System Inc.                       65,229
                                                                                                                       ------------
                                                                                                                            306,335
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.5%                         7,000  Dowa Mining Co., Ltd.                                45,565
                                                                17,900  JFE Holdings Inc.                                   510,954
                                                                54,000  Kobe Steel Ltd.                                      82,736
                                                                10,000  Mitsubishi Materials Corp.                           20,982
                                                                22,000  Mitsui Mining & Smelting Co., Ltd.                   97,043
                                                               202,000  Nippon Steel Corp.                                  494,798
                                                                40,000  Nisshin Steel Co., Ltd.                              92,125
                                                                99,000  Sumitomo Metal Industries Ltd.                      134,293
                                                                13,000  Sumitomo Metal Mining Co., Ltd.                      92,866
                                                                                                                       ------------
                                                                                                                          1,571,362
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                        9,000  Daimaru Inc.                                         73,690
                                                                 6,000  Hankyu Department Stores                             43,505
                                                                 1,000  Isetan Co., Ltd.                                     11,662
                                                                 7,000  Marui Co., Ltd.                                      93,725
                                                                16,000  Mitsukoshi Ltd.                                      77,759
                                                                 1,800  Ryohin Keikaku Co., Ltd.                             90,466
                                                                 4,000  Takashimaya Co., Ltd.                                38,489
                                                                                                                       ------------
                                                                                                                            429,296
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.7%                     30,000  Canon Inc.                                        1,619,010
                                                                12,000  Konica Minolta Holdings Inc.                        159,266
                                                                26,000  Ricoh Co., Ltd.                                     501,630
                                                                                                                       ------------
                                                                                                                          2,279,906
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.2%                              21,000  Nippon Mining Holdings Inc.                          98,780
                                                                39,000  Nippon Oil Corp.                                    250,054
                                                                 6,000  Showa Shell Sekiyu KK                                54,631
                                                                17,000  Teikoku Oil Co., Ltd.                                94,564
                                                                10,000  TonenGeneral Sekiyu KK                               91,051
                                                                                                                       ------------
                                                                                                                            589,080
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan             Paper & Forest Products - 0.1%                    39  Nippon Paper Group Inc.                        $    175,076
(concluded)                                                     20,000  OJI Paper Co., Ltd.                                 114,765
                                                                                                                       ------------
                                                                                                                            289,841
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.1%                       1,700  Aderans Co., Ltd.                                    39,319
                                                                10,000  Shiseido Co., Ltd.                                  144,823
                                                                                                                       ------------
                                                                                                                            184,142
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.2%                        13,000  Chugai Pharmaceutical Co., Ltd.                     214,912
                                                                11,100  Daiichi Pharmaceutical Co., Ltd.                    239,939
                                                                10,000  Eisai Co., Ltd.                                     328,877
                                                                 8,000  Fujisawa Pharmaceutical Co., Ltd.                   218,991
                                                                11,000  Kaken Pharmaceutical Co., Ltd.                       72,460
                                                                11,000  Kyowa Hakko Kogyo Co., Ltd.                          82,658
                                                                11,300  Sankyo Co., Ltd.                                    255,289
                                                                14,000  Shionogi & Co., Ltd.                                193,598
                                                                 7,000  Taisho Pharmaceutical Co., Ltd.                     152,337
                                                                31,000  Takeda Pharmaceutical Co., Ltd.                   1,561,042
                                                                10,000  Yamanouchi Pharmaceutical Co., Ltd.                 389,382
                                                                                                                       ------------
                                                                                                                          3,709,485
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.4%                                14  Japan Real Estate Investment Corp.                  118,044
                                                                    13  Japan Retail Fund Investment Corp.                  109,739
                                                                 2,300  Leopalace21 Corp.                                    40,492
                                                                30,000  Mitsubishi Estate Co., Ltd.                         351,322
                                                                21,000  Mitsui Fudosan Co., Ltd.                            255,148
                                                                    16  Nippon Building Fund Inc.                           136,469
                                                                10,000  Sumitomo Realty & Development Co., Ltd.             130,380
                                                                26,000  Tokyu Land Corp.                                    108,598
                                                                                                                       ------------
                                                                                                                          1,250,192
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.7%                                41  Central Japan Railway Co.                           334,898
                                                                   114  East Japan Railway Co.                              634,137
                                                                15,000  Keihin Electric Express Railway Co., Ltd.            92,369
                                                                19,000  Keio Electric Railway Co., Ltd.                     111,437
                                                                72,000  Kintetsu Corp.                                      248,736
                                                                37,000  Nippon Express Co., Ltd.                            182,346
                                                                25,000  Odakyu Electric Railway Co., Ltd.                   144,920
                                                                42,000  Tobu Railway Co., Ltd.                              159,852
                                                                41,000  Tokyu Corp.                                         221,665
                                                                    49  West Japan Railway Co.                              197,970
                                                                                                                       ------------
                                                                                                                          2,328,330
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                 1,800  Advantest Corp.                                     154,406
                  Equipment - 0.3%
                                                                 1,200  NEC Electronics Corp.                                58,554
                                                                 6,000  Nikon Corp.                                          74,129
                                                                 3,400  Rohm Co., Ltd.                                      351,713
                                                                 8,000  Sanken Electric Co., Ltd.                           104,694
                                                                 5,600  Tokyo Electron Ltd.                                 344,842
                                                                                                                       ------------
                                                                                                                          1,088,338
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.3%                                5,700  Capcom Co., Ltd.                                     54,180
                                                                 3,600  Konami Corp.                                         83,439
                                                                 9,000  Namco Ltd.                                          118,132
                                                                 3,100  Nintendo Co., Ltd.                                  389,353
                                                                   900  Oracle Corp. Japan                                   46,638
                                                                 4,000  Trend Micro Inc.                                    215,868
                                                                                                                       ------------
                                                                                                                            907,610
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                        2,800  Aoyama Trading Co., Ltd.                             76,237
                                                                 1,300  Autobacs Seven Co., Ltd.                             37,996
                                                                 2,400  Fast Retailing Co., Ltd.                            182,688
                                                                   600  Shimachu Co., Ltd.                                   14,843
                                                                   600  Shimamura Co., Ltd.                                  43,798
                                                                   700  USS Co., Ltd.                                        58,749
                                                                 4,200  Yamada Denki Co., Ltd.                              179,936
                                                                                                                       ------------
                                                                                                                            594,247
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%        1,000  Nisshinbo Industries Inc.                             7,485
                                                                 8,000  Onward Kashiyama Co., Ltd.                          116,405
                                                                 2,000  Toyobo Co., Ltd.                                      4,821
                                                                 5,000  Wacoal Corp.                                         59,969
                                                                 1,600  World Co., Ltd.                                      56,212
                                                                                                                       ------------
                                                                                                                            244,892
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                    27  Japan Tobacco Inc.                                  308,285
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.5%       53,000  Itochu Corp.                                        245,164
                                                                31,000  Marubeni Corp.                                       85,918
                                                                38,000  Mitsubishi Corp.                                    490,992
                                                                39,000  Mitsui & Co., Ltd.                                  349,771
                                                                   100  Sojitz Holdings Corp.(a)                                433
                                                                38,000  Sumitomo Corp.                                      327,823
                                                                                                                       ------------
                                                                                                                          1,500,101
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           2,000  Kamigumi Co., Ltd.                                   15,966
                                                                 8,000  Mitsubishi Logistics Corp.                           78,852
                                                                                                                       ------------
                                                                                                                             94,818
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                       683  NTT DoCoMo Inc.                                   1,259,754
                  Services - 0.4%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Japan                     67,911,021
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -     Air Freight & Logistics - 0.1%                14,776  TPG NV                                              401,284
4.8%              -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                              10,499  Heineken NV                                         350,062
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                              11,211  Akzo Nobel NV                                       478,186
                                                                 1,968  DSM NV                                              127,384
                                                                                                                       ------------
                                                                                                                            605,570
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                       52,985  ABN AMRO Holding NV                               1,403,667
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%          1,086  Randstad Holdings NV                                 42,734
                                                                 7,896  Vedior NV                                           128,684
                                                                                                                       ------------
                                                                                                                            171,418
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands       Diversified Financial Services - 0.6%          3,935  Euronext NV                                    $    120,184
(concluded)                                                     63,707  ING Groep NV CVA                                  1,927,576
                                                                                                                       ------------
                                                                                                                          2,047,760
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 76,315  Royal KPN NV                                        725,081
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%               228  IHC Caland NV                                        14,485
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%               48,361  Koninklijke Ahold NV                                374,688
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.5%                           6,433  Royal Numico NV                                     231,980
                                                                19,510  Unilever NV                                       1,308,180
                                                                                                                       ------------
                                                                                                                          1,540,160
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.4%                     47,294  Koninklijke Philips Electronics NV(a)             1,254,188
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            14,185  Getronics NV(a)                                      32,392
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.2%                              48,831  Aegon NV                                            665,726
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.3%                                  27,301  Reed Elsevier NV                                    372,202
                                                                10,501  VNU NV                                              310,163
                                                                 8,647  Wolters Kluwer NV                                   173,598
                                                                                                                       ------------
                                                                                                                            855,963
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.0%                        194  OCE NV                                                2,969
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 1.4%                              75,688  Royal Dutch Petroleum Co.                         4,356,921
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                             1,655  Corio NV                                             96,956
                                                                 1,648  Rodamco Europe NV                                   130,819
                                                                   332  Wereldhave NV                                        36,102
                                                                                                                       ------------
                                                                                                                            263,877
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                16,636  ASML Holding NV(a)                                  267,053
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%       30,280  Hagemeyer NV(a)                                      69,969
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Netherlands           15,403,233
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand -     Construction Materials - 0.0%                 20,926  Fletcher Building Ltd.                              100,060
0.2%              -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 54,856  Telecom Corp. of New Zealand Ltd.                   243,678
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                     22,289  Contact Energy Ltd.                                 103,036
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%       45,575  Fisher & Paykel Healthcare Corp.                    106,657
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                     30,232  Fisher & Paykel Appliances Holdings Ltd.             93,897
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                              11,556  Tower Ltd.(a)                                        17,862
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                       16,257  Warehouse Group Ltd.                                 42,625
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                 5,644  Carter Holt Harvey Ltd.                               8,439
                                                                   253  Tenon Ltd.                                              402
                                                                                                                       ------------
                                                                                                                              8,841
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          16,200  Auckland International Airport Ltd.                  93,376
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in New Zealand                  810,032
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%     Airlines - 0.0%                                2,392  SAS AB(a)                                            22,413
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                               8,336  Yara International ASA(a)                           109,763
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                       19,915  DNB NOR ASA                                         196,465
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%                9,463  Tandberg ASA                                        117,572
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                    913  Telenor ASA                                           8,291
                  Services - 0.1%                                8,900  Telenor ASA(b)                                      245,551
                                                                                                                       ------------
                                                                                                                            253,842
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%             3,691  Smedvig ASA Class A                                  62,008
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                           8,570  Orkla ASA                                           281,580
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                               8,611  Storebrand ASA                                       83,172
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                               2,598  Tomra Systems ASA                                    14,284
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   3,568  Schibsted ASA                                       101,326
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.2%                                 791  Frontline Ltd.                                       35,197
                                                                 5,039  Norsk Hydro ASA                                     396,854
                                                                23,291  Statoil ASA                                         365,325
                                                                                                                       ------------
                                                                                                                            797,376
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                 3,089  Norske Skogindustrier ASA                            66,812
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Norway                     2,106,613
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%   Commercial Banks - 0.2%                       25,668  Banco BPI SA                                        103,970
                                                                76,415  Banco Comercial Portugues SA Registered Shares      196,309
                                                                 6,793  Banco Espirito Santo SA Registered Shares           122,804
                                                                                                                       ------------
                                                                                                                            423,083
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                 15,305  Cimpor Cimentos de Portugal SA                       86,334
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 24,684  Portugal Telecom SGPS SA Registered Shares          305,321
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                     57,220  Energias de Portugal SA                             173,441
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                4,098  Jeronimo Martins(a)                                  54,031
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%               38,364  Sonae SGPS SA                                        55,796
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   2,349  PT Multimedia Servicos de Telecomunicacoes e
                                                                        Multimedia SGPS SA                                   59,036
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           7,477  Brisa-Auto Estradas de Portugal SA
                                                                        Private Shares                                       68,601
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Portugal                   1,225,643
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%  Aerospace & Defense - 0.0%                    56,213  Singapore Technologies Engineering Ltd.              80,235
                  -----------------------------------------------------------------------------------------------------------------
                  Air Freight & Logistics - 0.0%               138,954  Singapore Post Ltd.                                  75,759
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.1%                               17,582  Singapore Airlines Ltd.                             122,785
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.0%                               3,836  Fraser and Neave Ltd.                                38,304
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       34,751  DBS Group Holdings Ltd.                             342,741
                                                                36,598  Oversea-Chinese Banking Corp.                       302,667
                                                                40,572  United Overseas Bank Ltd.                           342,988
                                                                                                                       ------------
                                                                                                                            988,396
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%                 5,907  Creative Technology Ltd.                             88,294
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                            3,331  Jardine Cycle & Carriage Ltd.                        21,630
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%         82,000  Singapore Exchange Ltd.                              89,917
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                266,803  Singapore Telecommunications Ltd.                   387,358
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                         5,000  Venture Corp. Ltd.                                   48,701
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%       83,000  Parkway Holdings Ltd.                                76,268
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           2,631  Overseas Union Enterprise Ltd.                       12,572
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%                1,766  Haw Par Corp. Ltd.                                    5,571
                                                                25,914  Keppel Corp. Ltd.                                   136,523
                                                                24,154  SembCorp Industries Ltd.                             23,971
                                                                                                                       ------------
                                                                                                                            166,065
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                             107,427  SembCorp Marine Ltd.                                 89,501
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Singapore         Media - 0.1%                                  36,116  Singapore Press Holdings Ltd.                  $    101,773
(concluded)       -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                            33,833  CapitaLand Ltd.                                      44,146
                                                                29,535  City Developments Ltd.                              128,460
                                                                                                                       ------------
                                                                                                                            172,606
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                           104,816  ComfortDelgro Corp. Ltd.                             99,525
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                89,002  Chartered Semiconductor Manufacturing Ltd.(a)        53,432
                  Equipment - 0.0%                               1,120  Chartered Semiconductor Manufacturing
                                                                        Ltd.(a)(b)                                            6,765
                                                                                                                       ------------
                                                                                                                             60,197
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          43,000  SembCorp Logistics Ltd.                              45,571
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Singapore                  2,765,457
-----------------------------------------------------------------------------------------------------------------------------------
South Africa -    Beverages - 0.1%                              28,939  SABMiller Plc                                       480,039
0.5%              -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.4%                        50,000  Anglo American Plc                                1,182,659
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in South Africa               1,662,698
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.6%      Airlines - 0.0%                               31,929  Iberia Lineas Aereas de Espana                      110,669
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                           6,228  Zeltia SA                                            43,597
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%                       97,327  Banco Bilbao Vizcaya Argentaria SA                1,726,407
                                                                 4,521  Banco Popular Espanol SA                            298,041
                                                               186,457  Banco Santander Central Hispano SA                2,313,922
                                                                                                                       ------------
                                                                                                                          4,338,370
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%              6,197  ACS Actividades de Construccion y
                                                                        Servicios, SA                                       141,511
                                                                   446  Acciona SA                                           39,465
                                                                 2,428  Fomento de Construcciones y Contratas SA            116,928
                                                                 3,360  Grupo Ferrovial SA                                  179,578
                                                                 5,086  Sacyr Vallehermoso SA                                83,995
                                                                                                                       ------------
                                                                                                                            561,477
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                138,369  Telefonica SA                                     2,606,761
                  Services - 0.8%                                1,081  Telefonica SA(b)                                     61,076
                                                                                                                       ------------
                                                                                                                          2,667,837
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                     27,059  Endesa SA                                           635,925
                                                                21,139  Iberdrola SA                                        537,310
                                                                 8,894  Union Fenosa SA                                     233,925
                                                                                                                       ------------
                                                                                                                          1,407,160
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                      738  Gamesa Corp. Tecnologica SA                          10,332
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                           7,543  Gas Natural SDG SA                                  233,354
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           7,812  NH Hoteles SA                                       103,636
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                             6,012  Amadeus Global Travel Distribution SA Class A        61,861
                                                                 8,650  Indra Sistemas SA                                   147,792
                                                                                                                       ------------
                                                                                                                          209,653
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                               8,309  Corp Mapfre SA                                      122,427
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   1,688  Antena 3 de Television SA(a)                        121,948
                                                                   628  Sogecable SA(a)                                      27,879
                                                                                                                       ------------
                                                                                                                            149,827
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                        10,980  Acerinox SA                                         176,259
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 0.2%                              25,356  Repsol YPF SA                                       660,352
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                             1,764  Metrovacesa SA                                       82,002
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                        7,341  Inditex SA                                          216,528
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                 8,337  Altadis SA                                          381,891
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%           5,353  Abertis Infraestructuras SA                         117,872
                                                                 6,800  Cintra Concesiones de Infraestructuras de
                                                                        Transporte SA(a)                                     74,683
                                                                                                                       ------------
                                                                                                                            192,555
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.0%                         3,530  Sociedad General de Aguas de Barcelona SA
                                                                        Class A                                              73,796
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Spain                     11,741,722
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%     Airlines - 0.0%                                1,680  SAS AB(a)                                            15,503
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                         6,944  Trelleborg AB Class B                               118,077
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                      12,596  Assa Abloy AB Class B                               215,133
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.5%                       69,576  Nordea Bank AB                                      701,477
                                                                20,039  Skandinaviska Enskilda Banken AB Class A            387,488
                                                                16,874  Svenska Handelsbanken Class A                       439,282
                                                                                                                       ------------
                                                                                                                          1,528,247
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%         14,465  Securitas AB                                        248,143
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.5%              527,005  Telefonaktiebolaget LM Ericsson(a)                1,681,239
                                                                 1,407  Telefonaktiebolaget LM Ericsson(a)(b)                44,306
                                                                                                                       ------------
                                                                                                                          1,725,545
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%             17,922  Skanska AB Class B                                  215,078
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%              1  Ainax AB                                                 40
                                                                 1,010  OMX AB(a)                                            12,919
                                                                                                                       ------------
                                                                                                                             12,959
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  2,337  Tele2 AB Class B                                     91,786
                  Services - 0.1%                               30,146  TeliaSonera AB                                      180,548
                                                                                                                       ------------
                                                                                                                            272,334
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%        2,151  Getinge AB Class B                                   26,785
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%        4,167  Gambro AB Class A                                    59,413
                                                                 3,981  Gambro AB Class B                                    55,862
                                                                                                                       ------------
                                                                                                                            115,275
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                     11,716  Electrolux AB Class B                               267,980
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                             4,275  WM-data AB Class B                                    9,264
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                              26,296  Skandia Forsakrings AB                              130,977
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.4%                               5,967  Alfa Laval AB                                        96,526
                                                                 4,654  Atlas Copco AB Class A                              210,100
                                                                 2,672  Atlas Copco AB Class B                              111,578
                                                                 1,881  SKF AB Class B                                       83,784
                                                                 6,203  Sandvik AB                                          250,159
                                                                 3,295  Scania AB Class B                                   130,404
                                                                 3,880  Volvo AB Class A                                    148,009
                                                                 9,547  Volvo AB Class B                                    378,553
                                                                                                                       ------------
                                                                                                                          1,409,113
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Sweden            Media - 0.1%                                   5,496  Eniro AB                                       $     56,239
(concluded)                                                      2,810  Modern Times Group AB Class B(a)                     76,536
                                                                                                                       ------------
                                                                                                                            132,775
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.1%                   277  Billerud AB                                           4,939
                                                                   945  Holmen AB Class B                                    32,707
                                                                 8,530  Svenska Cellulosa AB Class B                        363,899
                                                                                                                       ------------
                                                                                                                            401,545
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                       18,171  Hennes & Mauritz AB Class B                         633,007
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                17,627  Swedish Match AB                                    204,243
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Sweden                     7,681,983
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Biotechnology - 0.1%                             294  Serono SA                                           193,656
6.9%              -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                          90  Geberit AG Registered Shares                         65,852
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.5%                        41,795  Credit Suisse Group(a)                            1,756,926
                                                                37,744  UBS AG Registered Shares                          3,164,973
                                                                                                                       ------------
                                                                                                                          4,921,899
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.3%                               3,446  Ciba Specialty Chemicals AG Registered Shares       262,140
                                                                10,389  Clariant AG                                         167,653
                                                                   198  Givaudan                                            130,421
                                                                 2,482  Lonza Group AG Registered Shares                    139,696
                                                                 3,542  Syngenta AG                                         376,285
                                                                                                                       ------------
                                                                                                                          1,076,195
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%          3,995  Adecco SA Registered Shares                         201,138
                                                                   218  SGS SA                                              152,702
                                                                                                                       ------------
                                                                                                                            353,840
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.1%                 2,235  Logitech International SA Registered Shares(a)      136,604
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                  6,780  Holcim Ltd.                                         408,434
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  1,047  Swisscom AG                                         412,502
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%                   63,423  ABB Ltd.(a)                                         354,178
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                         2,650  Kudelski SA(a)                                       97,414
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 1.2%                          14,464  Nestle SA Registered Shares                       3,784,223
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.2%          850  Nobel Biocare Holding AG                            153,988
                                                                 2,889  Phonak Holding AG Registered Shares                  95,275
                                                                   207  Straumann Holding AG Registered Shares               42,962
                                                                 2,128  Synthes Inc.(a)                                     238,607
                                                                                                                       ------------
                                                                                                                            530,832
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%              35  Kuoni Reisen Holding AG Registered Shares            15,390
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                              10,717  Swiss Reinsurance Registered Shares                 764,356
                                                                 4,837  Zurich Financial Services AG                        806,521
                                                                                                                       ------------
                                                                                                                          1,570,877
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                                  40  Schindler Holding AG Participation
                                                                        Certificates                                         15,865
                                                                   282  Sulzer AG                                           112,158
                                                                                                                            128,023
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.2%                        84,608  Novartis AG Registered Shares                     4,263,511
                                                                24,793  Roche Holding AG                                  2,854,106
                                                                                                                       ------------
                                                                                                                          7,117,617
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                 1,719  Micronas Semiconductor Holding AG Registered
                  Equipment - 0.0%                                      Shares(a)                                            84,280
                                                                    10  Unaxis Holding AG                                       994
                                                                                                                       ------------
                                                                                                                             85,274
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.3%       18,752  Compagnie Financiere Richemont AG                   624,187
                                                                 1,575  Swatch Group AG Class B                             231,174
                                                                 2,276  Swatch Group AG Registered Shares                    67,654
                                                                                                                       ------------
                                                                                                                            923,015
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Switzerland               22,175,825
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -  Aerospace & Defense - 0.3%                   109,911  BAE Systems Plc                                     486,397
24.7%                                                            3,528  Cobham Plc                                           83,787
                                                                 5,374  Meggitt Plc                                          27,006
                                                                55,241  Rolls-Royce Group Plc                               261,962
                                                             1,756,664  Rolls-Royce Group Plc Class B                         3,440
                                                                                                                       ------------
                                                                                                                            862,592
                  -----------------------------------------------------------------------------------------------------------------
                  Air Freight & Logistics - 0.1%                11,029  Exel  Plc                                           153,092
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                               18,233  British Airways Plc(a)                               82,263
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                        26,018  GKN Plc                                             118,136
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.0%                             1,025  TI Automotive Ltd. A(a)                                   -
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.6%                             109,812  Diageo Plc                                        1,566,454
                                                                29,507  Scottish & Newcastle Plc                            246,855
                                                                                                                       ------------
                                                                                                                          1,813,309
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                      19,884  BPB Plc                                             180,665
                                                                53,235  Pilkington Plc                                      112,426
                                                                                                                            293,091
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.3%                        27,983  3i Group Plc                                        357,806
                                                                26,671  Amvescap Plc                                        164,242
                                                                 2,797  Close Brothers Group Plc                             39,442
                                                                12,596  ICAP Plc                                             65,718
                                                                10,234  Man Group Plc                                       289,223
                                                                 4,105  Schroders Plc                                        59,188
                                                                                                                       ------------
                                                                                                                            975,619
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                              18,411  BOC Group Plc                                       351,175
                                                                44,050  Imperial Chemical Industries  Plc                   203,818
                                                                 8,117  Johnson Matthey Plc                                 153,968
                                                                                                                       ------------
                                                                                                                            708,961
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 5.3%                      231,125  Barclays Plc                                      2,600,300
                                                               139,659  HBOS Plc                                          2,273,756
                                                               395,750  HSBC Holdings Plc                                 6,678,652
                                                               190,856  Lloyds TSB Group Plc                              1,733,189
                                                                 2,530  Lloyds TSB Group Plc(b)                              93,079
                                                               112,438  Royal Bank of Scotland Group Plc                  3,782,041
                                                                                                                       ------------
                                                                                                                         17,161,017
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom    Commercial Services & Supplies - 0.3%         29,155  Brambles Industries Plc                        $    145,674
(continued)                                                     16,587  Bunzl Plc                                           138,368
                                                                24,611  Capita Group Plc                                    172,819
                                                                 3,209  DX Services Plc(a)                                   22,549
                                                                26,991  Group 4 Securicor Plc(a)                             72,548
                                                                64,193  Hays Plc                                            153,131
                                                                 1,493  Intertek Group Plc                                   20,208
                                                                67,222  Rentokil Initial Plc                                190,686
                                                                 2,405  Serco Group Plc                                      11,082
                                                                                                                       ------------
                                                                                                                            927,065
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%                5,298  Marconi Corp. Plc(a)                                 57,215
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%             12,050  Amec Plc                                             68,884
                                                                24,840  Balfour Beatty Plc                                  150,344
                                                                                                                       ------------
                                                                                                                            219,228
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                 27,258  Hanson Plc                                          234,058
                                                                 9,436  RMC Group Plc                                       153,806
                                                                                                                       ------------
                                                                                                                            387,864
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.1%                        7,713  Cattles Plc                                          54,346
                                                                14,009  Provident Financial Plc                             180,740
                                                                                                                       ------------
                                                                                                                            235,086
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.1%                 20,343  Rexam Plc                                           179,465
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                            1,845  Inchcape Plc                                         69,250
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%          5,899  London Stock Exchange Plc                            65,914
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                299,121  BT Group Plc                                      1,165,794
                  Services - 0.5%                                  900  BT Group Plc (b)                                     35,577
                                                                88,222  Cable & Wireless Plc                                201,983
                                                                                                                       ------------
                                                                                                                          1,403,354
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.3%                     30,800  Scottish & Southern Energy Plc                      515,935
                                                                62,819  Scottish Power Plc                                  486,345
                                                                   993  Scottish Power Plc(b)                                30,942
                                                                                                                       ------------
                                                                                                                          1,033,222
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                   21,146  Kidde Plc                                            67,596
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                        18,858  Electrocomponents Plc                               103,095
                  Instruments - 0.0%                             4,902  Premier Farnell Plc                                  16,093
                                                                                                                       ------------
                                                                                                                            119,188
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.7%               28,340  Boots Group Plc                                     356,658
                                                                37,427  J Sainsbury Plc                                     194,371
                                                               277,338  Tesco Plc                                         1,713,196
                                                                                                                       ------------
                                                                                                                          2,264,225
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.6%                          76,752  Cadbury Schweppes Plc                               714,678
                                                                16,627  Tate & Lyle Plc                                     150,912
                                                               101,803  Unilever Plc                                        999,736
                                                                                                                       ------------
                                                                                                                          1,865,326
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.2%                         138,266  Centrica Plc                                        627,142
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%        3,902  SSL International Plc                                23,598
                                                                34,543  Smith & Nephew Plc                                  353,481
                                                                                                                       ------------
                                                                                                                            377,079
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%        6,950  Alliance Unichem Plc                                100,675
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.7%           6,155  Carnival Plc                                        375,544
                                                                79,660  Compass Group Plc                                   376,613
                                                                13,810  Enterprise Inns Plc                                 210,785
                                                                58,530  Hilton Group Plc                                    319,698
                                                                23,682  Intercontinental Hotels Group Plc                   294,401
                                                                30,006  Mitchells & Butlers Plc                             195,869
                                                                 6,594  Punch Taverns Plc                                    87,416
                                                                21,215  Rank Group Plc                                      107,529
                                                                11,009  Whitbread Plc                                       178,918
                                                                15,467  William Hill Plc                                    167,480
                                                                                                                       ------------
                                                                                                                          2,314,253
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.2%                      9,646  Barratt Developments  Plc                           110,098
                                                                   788  Bellway Plc                                          12,330
                                                                 2,907  Berkeley Group Holdings Plc                          45,151
                                                                10,998  Persimmon Plc                                       145,905
                                                                23,279  Taylor Woodrow Plc                                  121,566
                                                                20,870  Wimpey George Plc                                   162,076
                                                                                                                       ------------
                                                                                                                            597,126
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%                     21,643  Reckitt Benckiser Plc                               654,035
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            30,199  LogicaCMG Plc                                       111,755
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%               20,750  Smiths Group Plc                                    327,468
                                                                34,739  Tomkins Plc                                         169,573
                                                                                                                       ------------
                                                                                                                            497,041
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.8%                              83,550  Aviva Plc                                         1,007,361
                                                                70,102  Friends Provident Plc                               207,267
                                                               233,606  Legal & General Group Plc                           493,351
                                                                84,770  Prudential Plc                                      737,258
                                                               106,903  Royal & Sun Alliance Insurance Group                159,063
                                                                                                                       ------------
                                                                                                                          2,604,300
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.2%              36,424  GUS Plc                                             656,298
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                               9,108  FKI Plc                                              20,372
                                                                11,268  IMI Plc                                              85,182
                                                               206,804  Invensys Plc(a)                                      61,542
                                                                                                                       ------------
                                                                                                                            167,096
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 1.1%                                  57,937  Aegis Group Plc                                     120,132
                                                                44,353  British Sky Broadcasting Plc                        478,562
                                                                11,034  Daily Mail & General Trust                          157,187
                                                                27,950  EMI Group Plc                                       142,202

Master International Index Series
Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country           Industry*                                Shares Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom    Media (concluded)                              9,612  Emap Plc                                       $    150,493
(concluded)                                                    154,067  ITV Plc                                             311,323
                                                                29,694  Pearson Plc                                         358,305
                                                                45,682  Reed Elsevier Plc                                   421,422
                                                                53,018  Reuters Group Plc                                   384,255
                                                                11,407  Trinity Mirror Plc                                  139,286
                                                                11,903  United Business Media Plc                           109,692
                                                                41,546  WPP Group Plc                                       457,049
                                                                25,811  Yell Group Plc                                      218,040
                                                                                                                       ------------
                                                                                                                          3,447,948
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.8%                        91,274  BHP Billiton Plc                                  1,069,822
                                                               194,761  Corus Group Plc(a)                                  188,831
                                                                38,605  Rio Tinto Plc Registered Shares                   1,136,226
                                                                                                                       ------------
                                                                                                                          2,394,879
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                 52,187  International Power Plc(a)                          154,800
                  Power - 0.5%                                 110,593  National Grid Transco Plc                         1,053,145
                                                                20,598  United Utilities Plc                                249,141
                                                                 8,249  United Utilities Plc Class A                         70,872
                                                                                                                       ------------
                                                                                                                          1,527,958
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.2%                       58,300  Marks & Spencer Group Plc                           383,921
                                                                 9,680  Next Plc                                            306,647
                                                                                                                       ------------
                                                                                                                            690,568
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 3.6%                             130,742  BG Group Plc                                        888,582
                                                               762,276  BP Plc                                            7,434,554
                                                                 3,849  BP Plc(b)                                           224,782
                                                               354,749  Shell Transport & Trading Co. Plc                 3,024,009
                                                                                                                       ------------
                                                                                                                         11,571,927
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.2%                        60,203  AstraZeneca Plc                                   2,183,379
                                                               210,736  GlaxoSmithKline Plc                               4,944,119
                                                                   800  GlaxoSmithKline Plc(b)                               37,912
                                                                                                                       ------------
                                                                                                                          7,165,410
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.4%                            18,022  British Land Co. Plc                                310,020
                                                                11,899  Hammerson Plc                                       198,408
                                                                17,232  Land Securities Group Plc                           463,172
                                                                 9,912  Liberty International Plc                           184,687
                                                                18,432  Slough Estates Plc                                  194,632
                                                                                                                       ------------
                                                                                                                          1,350,919
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                            16,203  Firstgroup Plc                                      108,490
                                                                 2,119  National Express Group Plc                           33,584
                                                                33,050  Stagecoach Group Plc                                 72,177
                                                                                                                       ------------
                                                                                                                            214,251
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                41,211  ARM Holdings Plc                                     87,429
                  Equipment - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                               21,437  Misys Plc                                            86,121
                                                                66,142  Sage Group Plc                                      256,829
                                                                                                                       ------------
                                                                                                                            342,950
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.3%                       72,099  Dixons Group Plc                                    210,403
                                                                 3,700  HMV Group Plc                                        18,469
                                                                24,040  Kesa Electricals Plc                                130,386
                                                                83,788  Kingfisher Plc                                      498,278
                                                                24,999  MFI Furniture Plc                                    59,515
                                                                79,661  Signet Group Plc                                    168,235
                                                                                                                       ------------
                                                                                                                          1,085,286
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.5%                                57,613  British American Tobacco Plc                        992,736
                                                                26,193  Imperial Tobacco Group Plc                          717,610
                                                                                                                       ------------
                                                                                                                          1,710,346
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.1%       21,556  Wolseley Plc                                        402,887
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.3%          11,911  Associated British Ports Holdings Plc               108,623
                                                                39,638  BAA Plc                                             444,430
                                                                12,221  BBA Group Plc                                        67,046
                                                                29,716  The Peninsular and Oriental Steam
                                                                        Navigation Co.                                      169,729
                                                                                                                       ------------
                                                                                                                            789,828
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.1%                        15,133  Kelda Group Plc                                     183,766
                                                                12,768  Severn Trent Plc                                    237,044
                                                                                                                       ------------
                                                                                                                            420,810
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                 2,286,456  Vodafone Group Plc                                6,200,551
                  Services - 2.0%                               12,490  Vodafone Group Plc(b)                               341,976
                                                                                                                       ------------
                                                                                                                          6,542,527
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United Kingdom        79,514,801
-----------------------------------------------------------------------------------------------------------------------------------
United States -   Media - 0.0%                                   1,520  News Corp. Class A                                   28,363
0.0%              -----------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United States             28,363
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Common Stocks
                                                                        (Cost - $260,169,995) - 98.4%                   316,890,728
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States -   Diversified Financial Services - 0.1%          2,000  iShares MSCI EAFE Index Fund                        320,100
0.1%              -----------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Mutual Funds
                                                                        (Cost - $232,840) - 0.1%                            320,100
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%    Automobiles - 0.1%                               230  Porsche AG                                          146,779
                                                                 5,476  Volkswagen AG                                       181,690
                                                                                                                       ------------
                                                                                                                            328,469
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                               2,828  Henkel KGaA                                         246,013
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%          542  Fresenius Medical Care AG                            31,421
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   5,512  ProSieben SAT.1 Media AG                            101,144
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated                  2,033  RWE AG                                               94,534
                  Power - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in Germany                   801,581
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand -     Paper & Forest Products - 0.0%                 2,043  Tenon Ltd. (Convertible)                              3,217
0.0%              -----------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in New Zealand                 3,217
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Preferred Stocks
                                                                        (Cost - $684,752) - 0.2%                            804,798
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2004 (concluded)    (in U.S. dollars)

Country           Industry*                                Shares Held  Warrants (c)                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%     Food & Staples Retailing - 0.0%                  133  Casino Guichard-Perrach SA                     $         20
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Warrants in France                                 20
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.0%  Real Estate - 0.0%                             5,953  City Developments Limited                            16,629
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Warrants in Singapore                          16,629
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Warrants
                                                                        (Cost - $10,862) - 0.0%                              16,649
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Rights (d)
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.0%    Household Durables - 0.0%                     61,082  Waterford Wedgewood                                     660
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Rights
                                                                        (Cost - $1,555) - 0.0%                                  660
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest  Short-Term Securities
                  -----------------------------------------------------------------------------------------------------------------
                                                           $ 2,760,907  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                        Series I (e)                                      2,760,907
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Short-Term Securities
                                                                        (Cost - $2,760,907) - 0.9%                        2,760,907
                  -----------------------------------------------------------------------------------------------------------------
                                                                        Total Investments
                                                                        (Cost - $263,860,911**) - 99.6%                 320,793,842

                                                                        Other Assets Less Liabilities - 0.4%              1,273,022
                                                                                                                       ------------
                                                                        Net Assets - 100.0%                            $322,066,864
                                                                                                                       ============

(a)   Non-income producing security.
(b)   Depositary Receipts.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 1/07/2005.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ------------------------------------------------------------------------------------------------------
      Affiliate                                                           Net Activity       Interest Income
      ------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I             $ (7,159,850)         $125,093
      ------------------------------------------------------------------------------------------------------

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 266,778,196
                                                                  =============
      Gross unrealized appreciation                               $  61,477,825
      Gross unrealized depreciation                                  (7,462,179)
                                                                  -------------
      Net unrealized appreciation                                 $  54,015,646
                                                                  =============

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                           Expiration                             Unrealized
      Number of Contracts             Issue                 Exchange          Date         Face Value    Appreciation (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
                1            CAC40 10 Euro Future          Matif (Par)      March 2005       $52,078             $     (53)
                2            CAC40 10 Euro Future          Matif (Par)    January 2005      $103,887                  (149)
                4            DJ Euro Stoxx 50 Future       Eurex            March 2005      $159,827                   456
                13           Hang Seng Index Future        Hong Kong      January 2005    $1,188,774                   555
                12           IBEX 35 Plus Index Future     Spanish Op     January 2005    $1,454,865                20,709
                15           OMX Stock Index Future        Riyadh         January 2005      $167,832                    19
                1            S&P/MIB Index Future          Eurex            March 2005      $210,652                  (981)
                2            SPI 200 Index Future          Sydney           March 2005      $159,401                  (426)
                25           TOPIX Index Future            Tokyo            March 2005    $2,691,129               108,471
      ------------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                        $ 128,601
                                                                                                                 ===================

      Forward foreign exchange contracts as of December 31, 2004 were as follows:

      -----------------------------------------------------------------------------------------
                        Foreign                   Settlement            Unrealized Appreciation
                   Currency Purchased               Date                   (Depreciation)
      -----------------------------------------------------------------------------------------
         AUD            145,000                 January 2005                  $  2,711
         CHF            230,000                 January 2005                      (686)
         EUR            975,000                 January 2005                    15,532
         GBP            300,000                 January 2005                    (1,814)
         JPY          74,500,000                January 2005                     7,657
         SEK            550,000                 January 2005                       313
      -----------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (US$ Commitment - $3,003,395)                           $ 23,713
                                                                              =================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master Small Cap Index Series (the "Series"), one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and for the year then ended and have issued our report thereon dated February 23, 2005, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments (the "Schedule") as of December 31, 2004 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

February 23, 2005

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.8%                    3,400  + 24/7 Real Media, Inc.                                 $      14,926
                                              14,500  + aQuantive, Inc.                                             129,630
                                              10,535    Advo, Inc.                                                  375,573
                                              15,600    Catalina Marketing Corp.                                    462,228
                                                 800  + Greenfield Online, Inc.                                      17,592
                                                 248    Grey Global Group, Inc.                                     272,798
                                               7,433  + RH Donnelley Corp.                                          438,919
                                              16,400  + Valassis Communications, Inc.                               574,164
                                              26,500  + Valueclick, Inc.                                            353,245
                                               7,200  + Ventiv Health, Inc.                                         146,304
                                                                                                               ------------
                                                                                                                  2,785,379
---------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                               6,434    Curtiss-Wright Corp.                                        369,376
                                               2,400  + Ducommun, Inc.                                               50,040
                                               6,426    Heico Corp.                                                 145,163
                                               1,700  + MTC Technologies, Inc.                                       57,069
                                               9,009  + Moog, Inc. Class A                                          408,558
                                              16,335  + Orbital Sciences Corp.                                      193,243
                                              11,334  + Teledyne Technologies, Inc.                                 333,560
                                               3,900    United Industrial Corp.                                     151,086
                                                                                                              -------------
                                                                                                                  1,708,095
---------------------------------------------------------------------------------------------------------------------------
Agriculture Fishing & Ranching - 0.1%          1,200    Alico, Inc.                                                  70,224
                                              13,378    Delta & Pine Land Co.                                       364,952
                                                                                                              -------------
                                                                                                                    435,176
---------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                          12,168  + AAR Corp.                                                   165,728
                                              27,620  + Airtran Holdings, Inc.(c)                                   295,534
                                               8,299  + Alaska Air Group, Inc.                                      277,933
                                              11,600  + America West Holdings Corp. Class B(c)                       76,328
                                               7,800  + Aviall, Inc.                                                179,166
                                              18,900  + Continental Airlines, Inc. Class B(c)                       255,906
                                              36,300  + Delta Air Lines, Inc.(c)                                    271,524
                                              10,495  + EGL, Inc.                                                   313,695
                                               9,600  + ExpressJet Holdings, Inc.                                   123,648
                                               3,723  + FLYi, Inc.                                                    6,590
                                              12,355  + Frontier Airlines, Inc.                                     140,971
                                              10,556  + Mesa Air Group, Inc.                                         83,815
                                              22,400  + Northwest Airlines Corp.(c)                                 244,832
                                               7,385  + Offshore Logistics, Inc.                                    239,791
                                               4,400  + Pinnacle Airlines Corp.                                      61,336
                                              20,200    Skywest, Inc.                                               405,212
                                                                                                              -------------
                                                                                                                  3,142,009
---------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                9,600  + Aleris International, Inc.                                  162,432
                                               5,502  + Century Aluminum Co.                                        144,482
                                                                                                              -------------
                                                                                                                    306,914
---------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                1,843  + Aftermarket Technology Corp.                                 29,672
                                               5,000  + Keystone Automotive Industries, Inc.                        116,250
                                               3,200  + Sports Resorts International, Inc.                            8,512
                                               3,300    Standard Motor Products, Inc.                                52,140
                                               5,699    Superior Industries International                           165,556
                                               6,600  + TBC Corp.                                                   183,480
                                                                                                              -------------
                                                                                                                    555,610
---------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%         21,800    ArvinMeritor, Inc.                                          487,666
                                              12,678  + Collins & Aikman Corp.                                       55,276
                                              14,500  + Hayes Lemmerz International, Inc.                           128,035
                                               3,300    Noble International Ltd.                                     67,287
                                               2,273    Sauer-Danfoss, Inc.                                          49,574
                                               3,787  + Stoneridge, Inc.                                             57,297
                                                 800  + Strattec Security Corp.                                      50,096
                                              13,900  + Tenneco Automotive, Inc.                                    239,636
                                               8,871  + Tower Automotive, Inc.(c)                                    21,202
                                              37,400    Visteon Corp.                                               365,398
                                                                                                              -------------
                                                                                                                  1,521,467
---------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts - 0.2%                     1,550  + Commercial Vehicle Group, Inc.                               33,836
                                               8,194    Modine Manufacturing Co.                                    276,711
                                               9,545  + Wabash National Corp.                                       257,047
                                                                                                              -------------
                                                                                                                    567,594
---------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                      500  + Signature Bank                                               16,180
---------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 7.9.%           3,940    1st Source Corp.                                            100,509
                                               3,100    ABC Bancorp                                                  65,100
                                               3,621    Alabama National Bancorporation                             233,554
                                               8,318    Amcore Financial, Inc.                                      267,673
                                               4,950  + AmericanWest Bancorp                                        100,237
                                               2,726    Arrow Financial Corp.                                        84,506
                                               1,200    BancTrust Financial Group, Inc.                              29,064
                                               1,045    Bancfirst Corp.                                              82,534
                                               4,715  + The Bancorp Inc.                                             75,440
                                              24,500    Bancorpsouth, Inc.                                          597,065
                                               4,086    Bank of Granite Corp.                                        85,397

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                   3,000    Bank of the Ozarks, Inc.                              $     102,090
(continued)                                    3,313    Banner Corp.                                                103,332
                                               7,193    Boston Private Financial Holdings, Inc.                     202,627
                                               2,300    Bryn Mawr Bank Corp.                                         50,577
                                              12,128    CVB Financial Corp.                                         322,120
                                               1,600    Camden National Corp.                                        63,056
                                               2,577    Capital City Bank Group, Inc.                               107,719
                                               1,700    Capital Corp. of the West                                    79,902
                                                 600  + Capital Crossing Bank                                        18,414
                                               2,300    Capitol Bancorp Ltd.                                         81,006
                                               5,500    Cascade Bancorp                                             110,550
                                              14,444    Cathay General Bancorp                                      541,650
                                               3,200    Center Financial Corp.                                       64,064
                                               2,886  + Central Coast Bancorp                                        66,638
                                               9,848    Central Pacific Financial Corp.                             356,202
                                               2,200    Century Bancorp, Inc.                                        64,900
                                               7,951    Chemical Financial Corp.                                    341,257
                                              13,982    Chittenden Corp.                                            401,703
                                              12,600    Citizens Banking Corp.                                      432,810
                                               2,299    City Bank                                                    82,074
                                               6,293    City Holding Co.                                            228,058
                                               1,800    Clifton Savings Bancorp, Inc.                                21,870
                                               4,126    CoBiz, Inc.                                                  83,758
                                               1,900    Columbia Bancorp                                             64,961
                                               6,341    Columbia Banking System, Inc.                               158,462
                                               8,300    Community Bank System, Inc.                                 234,475
                                               3,177    Community Banks, Inc.                                        89,464
                                               3,924    Community Trust Bancorp, Inc.                               126,971
                                               5,152    Corus Bankshares, Inc.                                      247,347
                                              14,896    East-West Bancorp, Inc.                                     625,036
                                               1,400  + EuroBancshares, Inc.                                         29,400
                                               1,900    FNB Corp.(c)                                                 53,884
                                               1,885    Farmers Capital Bank Corp.                                   77,172
                                               1,700    Financial Institutions, Inc.                                 39,525
                                              11,400    First Bancorp/Puerto Rico                                   724,014
                                               3,036    First Bancorp/Troy NC                                        82,488
                                               4,014    First Busey Corp.                                            83,772
                                               9,523    First Charter Corp.                                         249,217
                                               2,047    First Citizens BancShares, Inc. Class A                     303,468
                                              21,440    First Commonwealth Financial Corp.                          329,962
                                               4,400    First Community Bancorp, Inc.                               187,880
                                               2,894    First Community Bancshares, Inc.                            104,416
                                              10,087    First Financial Bancorp                                     176,523
                                               4,165    First Financial Bankshares, Inc.                            186,634
                                               4,444    First Financial Corp.                                       155,673
                                               5,546    First Merchants Corp.                                       156,952
                                              15,600    First Midwest Bancorp, Inc.                                 566,124
                                               1,150    First Oak Brook Bancshares, Inc.                             37,272
                                               3,400    First State Bancorporation                                  124,984
                                                 600    The First of Long Island Corp.                               29,868
                                               5,400  + Franklin Bank Corp.                                          98,550
                                               4,741    Frontier Financial Corp.                                    183,050
                                               1,000    GB&T Bancshares, Inc.                                        24,120
                                               2,035    German American Bancorp                                      32,764
                                               7,075    Glacier Bancorp, Inc.                                       240,833
                                              10,122    Gold Banc Corp., Inc.                                       147,984
                                              14,900    Greater Bay Bancorp                                         415,412
                                               9,054    Hancock Holding Co.                                         302,947
                                               4,152    Hanmi Financial Corp.                                       149,223
                                               8,660    Harleysville National Corp.                                 230,356
                                               3,000    Heartland Financial USA, Inc.                                60,330
                                               7,081    Independent Bank Corp./MI                                   211,226
                                               4,845    Independent Bank Corp./Rockland MA                          163,519
                                               5,074    Integra Bank Corp.                                          117,260
                                               3,400    Interchange Financial Services Corp.                         88,128
                                               5,848    Irwin Financial Corp.                                       166,025
                                               3,998    Lakeland Bancorp, Inc.                                       70,165
                                               1,700    Lakeland Financial Corp.                                     67,490
                                               5,950    MB Financial, Inc.                                          250,793
                                               3,477    MBT Financial Corp.                                          80,910
                                               2,677    Macatawa Bank Corp.                                          86,440
                                               4,256    Main Street Banks, Inc.                                     148,662
                                               3,167    MainSource Financial Group, Inc.                             75,623
                                               2,380    Mercantile Bank Corp.                                        94,010
                                                   1    Mercantile Bankshares Corp.                                      52
                                               7,950    Mid-State Bancshares                                        227,768
                                               3,580    Midwest Banc Holdings, Inc.                                  78,295

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                   2,129    NBC Capital Corp.                                     $      56,568
(concluded)                                   10,913    NBT Bancorp, Inc.                                           280,682
                                               7,300    Nara Bancorp, Inc.                                          155,271
                                               9,162    National Penn Bancshares, Inc.                              253,787
                                               1,831    Oak Hill Financial, Inc.                                     71,024
                                              21,900    Old National Bancorp                                        566,334
                                               4,376    Old Second Bancorp, Inc.                                    139,507
                                               2,541    Omega Financial Corp.                                        87,105
                                               6,218    Oriental Financial Group                                    176,040
                                              15,062    Pacific Capital Bancorp                                     511,957
                                               4,515    Park National Corp.                                         611,783
                                               2,398    Peapack Gladstone Financial Corp.                            75,657
                                               1,761    Pennrock Financial Services Corp.                            68,521
                                               4,510    Peoples Bancorp, Inc.                                       123,709
                                               2,432    Peoples Holding Co.                                          80,499
                                               7,000  + Piper Jaffray Cos.                                          335,650
                                               1,050    Placer Sierra Bancshares                                     29,862
                                               6,296    PrivateBancorp, Inc.                                        202,920
                                               5,200    Prosperity Bancshares, Inc.                                 151,892
                                              11,224    Provident Bankshares Corp.                                  408,217
                                               9,711    R-G Financial Corp. Class B                                 377,564
                                               2,684    Republic Bancorp, Inc. Class A                               68,979
                                              23,309    Republic Bancorp, Inc.                                      356,162
                                               5,501  + Riggs National Corp.                                        116,951
                                               1,444    Royal Bancshares of Pennsylvania Class A                     39,026
                                               7,863    S&T Bancorp, Inc.                                           296,356
                                               2,569    SCBT Financial Corp.                                         86,235
                                               2,800    SY Bancorp, Inc.                                             67,480
                                               4,814    Sandy Spring Bancorp, Inc.                                  184,521
                                               1,603    Santander BanCorp                                            48,346
                                               3,858    Seacoast Banking Corp. of Florida                            85,841
                                                 700    Security Bank Corp.                                          28,000
                                              10,200  + Silicon Valley Bancshares                                   457,164
                                               4,400    Simmons First National Corp. Class A                        127,380
                                                 900    Smithtown Bancorp, Inc.                                      28,575
                                               2,000    Southern Community Financial Corp.                           20,700
                                               3,134    Southside Bancshares, Inc.                                   71,612
                                              20,104    Southwest Bancorp of Texas, Inc.                            468,222
                                               4,800    Southwest Bancorp, Inc.                                     117,504
                                               2,168    State Bancorp, Inc.                                          59,620
                                               1,800    State Financial Services Corp. Class A                       54,180
                                              15,176    Sterling Bancshares, Inc.                                   216,562
                                               7,162    Sterling Financial Corp.                                    205,335
                                               3,600    Suffolk Bancorp                                             125,388
                                               3,688  + Sun Bancorp, Inc.                                            92,126
                                              13,016    Susquehanna Bancshares, Inc.                                324,749
                                                 200    Taylor Capital Group, Inc.                                    6,700
                                               8,261  + Texas Capital Bancshares, Inc.                              178,603
                                              13,976    Texas Regional Bancshares, Inc. Class A                     456,736
                                               2,620    Tompkins Trustco, Inc.                                      140,144
                                               3,700    Trico Bancshares                                             86,580
                                              24,661    Trustco Bank Corp. NY                                       340,075
                                              14,527    Trustmark Corp.                                             451,354
                                               4,976    UMB Financial Corp.                                         281,940
                                               3,830    USB Holding Co., Inc.                                        95,367
                                              15,250    Umpqua Holdings Corp.                                       384,453
                                               2,400    Union Bankshares Corp.                                       92,232
                                              12,800    United Bankshares, Inc.                                     488,320
                                               9,000    United Community Banks, Inc.                                242,370
                                               1,900    Univest Corp. of Pennsylvania                                87,438
                                               7,219    Unizan Financial Corp.                                      190,221
                                               3,450  + Virginia Commerce Bancorp(c)                                 97,704
                                               2,300    Virginia Financial Group, Inc.                               84,318
                                               4,400    Washington Trust Bancorp, Inc.                              128,964
                                               6,363    WesBanco, Inc.                                              203,425
                                               3,990    West Bancorporation, Inc.                                    70,264
                                               4,700    West Coast Bancorp                                          119,427
                                              10,583    Westamerica Bancorporation                                  617,095
                                               2,120  + Western Sierra Bancorp                                       81,313
                                               6,000  + Wilshire Bancorp, Inc.                                       99,240
                                               6,200    Wintrust Financial Corp.                                    353,152
                                               3,700    Yardville National Bancorp                                  126,762
                                                                                                              -------------
                                                                                                                 28,721,095
---------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%            2,500  + Boston Beer Co., Inc. Class A                                53,175
---------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                     987    Coca-Cola Bottling Co. Consolidated                          56,318
                                               1,710    Farmer Bros Co.                                              41,450
                                               2,600  + Hansen Natural Corp.                                         95,108

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                          2,390    National Beverage Corp.                               $      19,885
(concluded)                                    3,900  + Peet's Coffee & Tea, Inc.                                   103,233
                                                                                                              -------------
                                                                                                                    315,994
---------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                      27,500  + Abgenix, Inc.                                               284,350
Production - 2.4%                              8,285  + Accelrys, Inc.                                               64,623
                                               5,600  + Aksys Ltd.(c)                                                31,136
                                               9,687  + Albany Molecular Research, Inc.                             107,913
                                               7,280  + Alexion Pharmaceuticals, Inc.                               183,456
                                               9,913  + Antigenics, Inc.(c)                                         100,320
                                              24,200  + Applera Corp. - Celera Genomics Group                       332,750
                                              18,019  + Ariad Pharmaceuticals, Inc.                                 133,881
                                               5,800  + Array Biopharma, Inc.                                        55,216
                                               5,920  + Arthrocare Corp.                                            189,795
                                              24,600  + Avant Immunotherapeutics, Inc.                               49,446
                                              18,900  + Axonyx, Inc.                                                116,046
                                                 900  + Barrier Therapeutics, Inc.                                   14,940
                                               4,200  + Bioenvision, Inc.                                            37,632
                                               3,400  + CancerVax Corp.                                              36,890
                                              11,424  + Cell Genesys, Inc.                                           92,534
                                              16,731  + Cell Therapeutics, Inc.                                     136,190
                                               7,700  + Ciphergen Biosystems, Inc.(c)                                33,110
                                              18,557  + Corixa Corp.                                                 67,547
                                              14,267  + Cubist Pharmaceuticals, Inc.                                168,779
                                              13,600  + CuraGen Corp.(c)                                             97,376
                                               9,700  + Curis, Inc.                                                  50,634
                                               8,300  + Cypress Bioscience, Inc.                                    116,117
                                               1,300  + Cytokinetics, Inc.                                           13,325
                                              15,900  + deCODE genetics, Inc.(c)                                    124,179
                                               4,424  + Digene Corp.                                                115,688
                                              14,700  + Discovery Laboratories, Inc.                                116,571
                                               7,878  + Diversa Corp.                                                68,854
                                               5,500  + Dov Pharmaceutical, Inc.                                     99,275
                                              10,800  + Dyax Corp.                                                   77,976
                                              17,496  + Encysive Pharmaceuticals, Inc.                              173,735
                                              12,200  + Enzon Pharmaceuticals, Inc.                                 167,384
                                              19,518  + Exelixis, Inc.                                              185,421
                                               1,900  + Genencor International, Inc.                                 31,160
                                              29,957  + Genta, Inc.(c)                                               52,724
                                              16,129  + Geron Corp.                                                 128,548
                                              43,200  + Human Genome Sciences, Inc.                                 519,264
                                              14,209  + Immunomedics, Inc.                                           43,195
                                              22,924  + Incyte Corp.                                                229,011
                                              11,200  + Inkine Pharmaceutical Co.                                    60,256
                                               7,100  + Integra LifeSciences Holdings Corp.                         262,203
                                               9,514  + InterMune, Inc.                                             126,156
                                               9,300  + Isolagen, Inc.(c)                                            73,191
                                               2,100  + Kensey Nash Corp.                                            72,513
                                               5,600  + Keryx Biopharmaceuticals, Inc.                               64,792
                                               5,700  + Kosan Biosciences, Inc.                                      39,501
                                              18,605  + Lexicon Genetics, Inc.                                      144,282
                                               1,950  + MannKind Corp.                                               30,713
                                                 300  + Marshall Edwards, Inc.                                        2,684
                                              11,400  + Maxim Pharmaceuticals, Inc.                                  34,428
                                               7,301  + Maxygen, Inc.                                                93,380
                                               2,300  + Myogen, Inc.                                                 18,561
                                               9,400  + Myriad Genetics, Inc.                                       211,594
                                              12,923  + NPS Pharmaceuticals, Inc.                                   236,232
                                              19,054  + Nabi Biopharmaceuticals                                     279,141
                                              13,900  + Nanogen, Inc.(c)                                            102,304
                                               5,600  + Neurogen Corp.                                               52,416
                                               7,100  + Northfield Laboratories, Inc.(c)                            160,105
                                              10,800  + Nuvelo, Inc.                                                106,380
                                              16,200  + Oscient Pharmaceuticals Corp.                                59,130
                                              13,000  + Palatin Technologies, Inc.                                   34,580
                                              40,555  + Peregrine Pharmaceuticals, Inc.(c)                           47,449
                                              24,200  + Pharmos Corp.                                                34,364
                                               3,900  + Progenics Pharmaceuticals, Inc.                              66,924
                                               7,700  + Regeneration Technologies, Inc.                              80,696
                                               4,170  + Rigel Pharmaceuticals, Inc.                                 101,831
                                               7,800  + Seattle Genetics, Inc.                                       50,934
                                              10,572  + Serologicals Corp.                                          233,853
                                               8,245  + Tanox, Inc.                                                 125,324
                                              15,032  + Telik, Inc.                                                 287,712
                                               4,800  + Third Wave Technologies, Inc.                                41,280
                                              10,240  + Transkaryotic Therapies, Inc.                               259,994
                                               5,638  + Trimeris, Inc.                                               79,890
                                              17,406  + Vicuron Pharmaceuticals, Inc.                               303,038

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production           21,400  + Vion Pharmaceuticals, Inc.                            $     100,152
(concluded)                                    5,000  + Zymogenetics, Inc.                                          115,000
                                                                                                              -------------
                                                                                                                  8,839,974
---------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                      2,600    Ameron International Corp.                                   98,540
                                               5,000    Building Material Holding Corp.                             191,450
                                               6,512    LSI Industries, Inc.                                         74,562
                                               5,168  + NCI Building Systems, Inc.                                  193,800
                                              10,932    Simpson Manufacturing Co., Inc.                             381,527
                                               7,345    Texas Industries, Inc.                                      458,181
                                               3,409  + Trex Co., Inc.                                              178,768
                                               6,165    Watsco, Inc.                                                217,131
                                                                                                              -------------
                                                                                                                  1,793,959
---------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.2%             14,635    Lennox International, Inc.                                  297,822
                                              12,038    York International Corp.                                    415,793
                                                                                                              -------------
                                                                                                                    713,615
---------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.1%                        5,478    Eagle Materials, Inc.                                       473,025
                                               3,200  + US Concrete, Inc.                                            24,544
                                                                                                              -------------
                                                                                                                    497,569
---------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%            1,800  + Aaon, Inc.                                                   28,926
                                              24,950  + Jacuzzi Brands, Inc.                                        217,065
                                                                                                              -------------
                                                                                                                    245,991
---------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                 9,300  + Comfort Systems USA, Inc.                                    71,424
                                               3,300  + Drew Industries, Inc.                                       119,361
                                               8,447  + Griffon Corp.                                               228,069
                                                                                                              -------------
                                                                                                                    418,854
---------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.2%           7,451    ElkCorp                                                     254,973
                                              10,800  + USG Corp.(c)                                                434,916
                                                                                                              -------------
                                                                                                                    689,889
---------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%              89,300  + Charter Communications, Inc. Class A(c)                     200,032
                                               5,898  + Crown Media Holdings, Inc. Class A                           50,723
                                              17,500  + Insight Communications Co., Inc. Class A                    162,225
                                              17,994  + TiVo, Inc.(c)                                               105,625
                                                                                                              -------------
                                                                                                                    518,605
---------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 1.0%                     17,800  + Alliance Gaming Corp.                                       245,818
                                               4,500    Ameristar Casinos, Inc.                                     193,995
                                               7,825  + Argosy Gaming Co.                                           365,427
                                               9,791  + Aztar Corp.                                                 341,902
                                              10,715    Boyd Gaming Corp.                                           446,280
                                               1,632    Churchill Downs, Inc.                                        72,950
                                               3,115    Dover Downs Gaming & Entertainment, Inc.                     40,806
                                               1,400  + Empire Resorts, Inc.(c)                                      15,442
                                               5,375  + Isle of Capri Casinos, Inc.                                 137,869
                                               6,900  + Lakes Entertainment, Inc.(c)                                112,401
                                               9,000  + MTR Gaming Group, Inc.                                       95,040
                                               8,100  + Magna Entertainment Corp. Class A                            48,762
                                               9,000  + Multimedia Games, Inc.                                      141,840
                                                 800  + Nevada Gold & Casinos, Inc.                                   9,760
                                              11,764  + Pinnacle Entertainment, Inc.                                232,692
                                              18,400  + Scientific Games Corp. Class A                              438,656
                                               8,000  + Shuffle Master, Inc.(c)                                     376,800
                                               6,412  + WMS Industries, Inc.                                        215,058
                                                                                                              -------------
                                                                                                                  3,531,498
---------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                               6,750    Aceto Corp.                                                 128,520
                                              18,800    Airgas, Inc.                                                498,388
                                              11,000    Albemarle Corp.                                             425,810
                                               1,200    American Vanguard Corp.                                      44,136
                                               6,456    Arch Chemicals, Inc.                                        185,804
                                               7,100  + Cabot Microelectronics Corp.                                284,355
                                              11,201    Calgon Carbon Corp.                                         101,705
                                               7,385    Cambrex Corp.                                               200,133
                                              37,960    Crompton Corp.                                              447,928
                                              11,500    Cytec Industries, Inc.                                      591,330
                                               2,700  + EnerSys                                                      41,175
                                               5,464  + Energy Conversion Devices, Inc.                             105,564
                                               8,300  + Exide Technologies                                          114,374
                                              11,700  + FMC Corp.                                                   565,110
                                               8,337    Georgia Gulf Corp.                                          415,183
                                              14,700    Great Lakes Chemical Corp.                                  418,803
                                              36,100  + Hercules, Inc.                                              536,085
                                               8,967    MacDermid, Inc.                                             323,709
                                               3,641  + Medis Technologies Ltd.(c)                                   66,812
                                               2,634  + NL Industries                                                58,211
                                               4,400  + NewMarket Corp.                                              87,560
                                                 900  + Nuco2, Inc.                                                  19,971
                                               9,800  + OM Group, Inc.                                              317,716
                                               2,400    Octel Corp.                                                  49,944
                                              10,595  + Omnova Solutions, Inc.                                       59,544

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Chemicals                                     30,667  + PolyOne Corp.                                         $     277,843
(concluded)                                    2,700    Quaker Chemical Corp.                                        67,068
                                              11,206    Schulman A, Inc.                                            239,920
                                               1,755    Stepan Co.                                                   42,752
                                               3,600  + Ultralife Batteries, Inc.                                    70,020
                                              15,300  + Valence Technology, Inc.(c)                                  47,430
                                              22,200  + WR Grace & Co.                                              302,142
                                               1,850    Westlake Chemical Corp.                                      61,790
                                                                                                              -------------
                                                                                                                  7,196,835
---------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.4%        10,758  + Arbitron, Inc.                                              421,498
                                             124,900  + CMGI, Inc.                                                  318,495
                                               8,561  + infoUSA, Inc.                                                95,798
                                               5,700  + LECG Corp.                                                  106,305
                                              31,600  + Looksmart                                                    69,204
                                               1,600  + MarketWatch, Inc.                                            28,800
                                               3,100  + Neoforma, Inc.(c)                                            23,839
                                               7,974  + ProQuest Co.                                                236,828
                                               6,053  + Sourcecorp                                                  115,673
                                                                                                              -------------
                                                                                                                  1,416,440
---------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%                 12,800  + Entravision Communications Corp. Class A                    106,880
---------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.0%              13,200  + Airspan Networks, Inc.                                       71,676
                                               7,522  + Anaren, Inc.                                                 97,485
                                               8,472    Anixter International, Inc.                                 304,907
                                              13,500  + Aspect Communications Corp.                                 150,390
                                               1,400  + Atheros Communications Inc.                                  14,350
                                              19,278  + Avanex Corp.                                                 63,810
                                               3,159    Bel Fuse, Inc.                                              106,743
                                               4,288    Black Box Corp.                                             205,910
                                              12,550  + Broadwing Corp.(c)                                          114,330
                                              83,400  + Brocade Communications Systems, Inc.                        637,176
                                              17,700  + CSG Systems International                                   330,990
                                               7,200  + Captaris, Inc.                                               37,152
                                               8,100  + Carrier Access Corp.                                         86,508
                                               1,672  + Catapult Communications Corp.                                40,395
                                              16,988  + CommScope, Inc.                                             321,073
                                               5,150  + Comtech Telecommunications Corp.                            193,691
                                                   8  + CycleLogic, Inc.                                                  0
                                               5,000  + Digi International, Inc.                                     85,950
                                               8,200  + Ditech Communications Corp.                                 122,590
                                              44,300  + Eagle Broadband, Inc.                                        29,238
                                               9,313  + Echelon Corp.                                                78,602
                                              69,600  + Enterasys Networks, Inc.                                    125,280
                                              20,200  + Entrust, Inc.                                                76,558
                                              35,800  + Extreme Networks                                            234,490
                                              52,100  + Finisar Corp.(c)                                            118,788
                                              25,096  + Harmonic, Inc.                                              209,301
                                              16,700  + Infonet Services Corp. Class B                               33,734
                                               5,477    Inter-Tel, Inc.                                             149,960
                                              11,100  + InterVoice, Inc.                                            148,185
                                               6,629  + Ixia                                                        111,433
                                               5,400  + j2 Global Communications, Inc.                               65,660
                                               6,700  + KVH Industries Inc.                                         186,300
                                              12,500  + NMS Communications Corp.                                     78,875
                                              17,080  + Net2Phone, Inc.                                              58,072
                                               5,500  + Netgear, Inc.                                               100,045
                                               9,900  + Network Equipment Technologies, Inc.                         97,218
                                               4,900  + Novatel Wireless, Inc.                                       94,962
                                              35,419  + Oplink Communications, Inc.                                  69,775
                                               6,083  + Optical Communication Products, Inc.                         15,208
                                               9,400  + Paradyne Networks Corp.                                      33,746
                                              10,300  + Redback Networks, Inc.                                       55,208
                                              22,440  + Remec, Inc.                                                 161,792
                                               6,408  + Seachange International, Inc.                               111,756
                                              13,188  + Secure Computing Corp.                                      131,616
                                               6,110  + Standard Microsystems Corp.                                 108,941
                                              27,871  + Stratex Networks, Inc.                                       62,988
                                              57,900  + Sycamore Networks, Inc.                                     235,074
                                               5,320    Talx Corp.                                                  137,203
                                              14,700  + Tekelec                                                     300,468
                                              80,300  + Terremark Worldwide, Inc.                                    51,392
                                                 400  + TippingPoint Technologies, Inc.                              18,680
                                               2,640  + Ulticom, Inc.                                                42,319
                                              35,500  + Verso Technologies, Inc.                                     25,560
                                               6,901  + Viasat, Inc.                                                167,487
                                              15,300  + WJ Communications                                            52,632
                                              10,031  + WebEx Communications, Inc.(c)                               238,537
                                              16,300  + Westell Technologies, Inc. Class A                          110,840

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Communications Technology                     14,975  + Zhone Technologies, Inc.                              $      37,138
(concluded)                                                                                                   -------------
                                                                                                                  7,150,187
---------------------------------------------------------------------------------------------------------------------------
Computer Services, Software & Systems -       11,300  + @Road Inc.                                                   78,083
4.9%                                          14,000  + ActivCard Corp.                                             124,600
                                              11,800  + Actuate Corp.                                                30,090
                                              17,302  + Agile Software Corp.                                        141,357
                                               5,700  + Altiris, Inc.                                               201,951
                                                 600  + Ansoft Corp.                                                 12,120
                                              11,900  + answerthink, Inc.                                            55,454
                                              10,432  + Ansys, Inc.                                                 334,450
                                               7,600  + Anteon International Corp.                                  318,136
                                              20,080  + Ariba, Inc.                                                 333,328
                                              17,995  + Ascential Software Corp.                                    293,498
                                              12,897  + AsiaInfo Holdings, Inc.                                      76,866
                                              16,308  + Aspen Technology, Inc.                                      101,273
                                               7,900  + Authentidate Holding Corp.(c)                                48,901
                                               1,600  + Blackboard, Inc.                                             23,696
                                               3,600  + Blue Coat Systems, Inc.                                      66,996
                                              27,667  + Borland Software Corp.                                      323,151
                                               8,716  + CACI International, Inc. Class A                            593,821
                                              27,800  + Chordiant Software, Inc.                                     63,384
                                              16,902  + Ciber, Inc.                                                 162,935
                                               6,100  + Concord Communications, Inc.                                 67,588
                                               8,400  + Concur Technologies, Inc.                                    74,844
                                               2,000  + Constellation 3D, Inc.                                            0
                                               4,900  + Covansys Corp.                                               74,970
                                              11,964  + Dendrite International, Inc.                                232,102
                                               5,137  + Digimarc Corp.                                               47,877
                                              10,500  + Digital River, Inc.                                         436,905
                                              15,607  + Digitas, Inc.                                               149,047
                                               6,600  + eCollege.com, Inc.                                           74,976
                                              16,139  + Electronics for Imaging                                     280,980
                                               5,930  + Embarcadero Technologies, Inc.                               55,801
                                              12,600  + Epicor Software Corp.                                       177,534
                                              25,180  + E.piphany, Inc.                                             121,619
                                               4,545  + EPIQ Systems, Inc.                                           66,539
                                               3,400  + Equinix, Inc.                                               145,316
                                              10,419  + F5 Networks, Inc.                                           507,614
                                              20,079  + Gartner, Inc. Class A                                       250,184
                                              11,606  + Hyperion Solutions Corp.                                    541,072
                                               3,800  + Infocrossing, Inc.(c)                                        64,334
                                              25,500  + Informatica Corp.                                           207,060
                                               4,300  + iGate Corp.                                                  17,415
                                              14,800  + Internet Capital Group, Inc.                                133,200
                                              13,000  + Internet Security Systems                                   302,250
                                               1,500  + Intervideo, Inc.                                             19,845
                                              14,425  + Interwoven, Inc.                                            156,944
                                               9,908  + JDA Software Group, Inc.                                    134,947
                                               6,300  + Jupitermedia Corp.                                          149,814
                                               1,300  + Kanbay International, Inc.                                   40,690
                                              16,958  + Keane, Inc.                                                 249,283
                                               4,438  + Keynote Systems, Inc.                                        61,777
                                                 300  + Kintera, Inc.                                                 2,703
                                              15,200  + Lawson Software, Inc.                                       104,424
                                              15,000  + Lionbridge Technologies                                     100,800
                                               7,400  + MAPICS, Inc.                                                 78,070
                                               5,974  + MRO Software, Inc.                                           77,781
                                               7,600  + MSC.Software Corp.                                           79,572
                                              15,800  + Macrovision Corp.                                           406,376
                                               8,200  + Magma Design Automation, Inc.                               102,992
                                               9,139  + Manhattan Associates, Inc.                                  218,239
                                               6,400  + Mantech International Corp. Class A                         151,936
                                              23,000  + Manugistics Group, Inc.                                      66,010
                                               8,200  + Mapinfo Corp.                                                98,236
                                              16,097  + Matrixone, Inc.                                             105,435
                                              24,100  + Mentor Graphics Corp.                                       368,489
                                               7,556  + Mercury Computer Systems, Inc.                              224,262
                                               2,400    Merge Technologies, Inc.                                     53,376
                                              27,300  + Micromuse, Inc.                                             151,515
                                               4,699  + Micros Systems, Inc.                                        366,804
                                               3,500    MicroStrategy, Inc. Class A                                 210,875
                                              18,874  + NetIQ Corp.                                                 230,452
                                               5,185  + Netscout Systems, Inc.                                       36,191
                                               4,800  + Open Solutions, Inc.                                        124,608
                                              21,333  + Openwave Systems, Inc.                                      329,808
                                               3,900  + Opnet Technologies, Inc.                                     32,838
                                              17,000  + Opsware, Inc.                                               124,780

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Computer Services, Software & Systems          6,926  + PC-Tel, Inc.                                          $      54,923
(concluded)                                    3,300  + PDF Solutions, Inc.                                          53,163
                                              10,907  + Packeteer, Inc.                                             157,606
                                               3,357  + PalmSource, Inc.                                             42,768
                                              85,200  + Parametric Technology Corp.                                 501,828
                                               2,077  + Pec Solutions, Inc.                                          29,431
                                               1,400  + Pegasystems, Inc.                                            11,942
                                              21,791  + Pinnacle Systems, Inc.                                      132,925
                                              11,308  + Progress Software Corp.                                     264,042
                                               3,500    QAD, Inc.                                                    31,220
                                              14,900  + Quest Software, Inc.                                        237,655
                                              33,200  + RealNetworks, Inc.                                          219,784
                                              19,400  + Retek, Inc.                                                 119,310
                                                 600  + SI International, Inc.                                       18,456
                                               3,789  + SPSS, Inc.                                                   59,260
                                               3,500  + SRA International, Inc. Class A                             224,700
                                               5,200    SS&C Technologies, Inc.                                     107,380
                                               8,261  + SYKES Enterprises, Inc.                                      57,414
                                                 800  + SYNNEX Corp.                                                 19,248
                                               7,099  + SafeNet, Inc.                                               260,817
                                               2,350  + Salesforce.com, Inc.                                         39,809
                                              27,392  + Sapient Corp.                                               216,671
                                              26,795  + ScanSoft, Inc.(c)                                           112,271
                                              15,427  + Seebeyond Technology Corp.                                   55,229
                                               9,097  + Serena Software, Inc.                                       196,859
                                              20,641  + SonicWALL, Inc.                                             130,451
                                                 800  + Staktek Holdings, Inc.                                        3,712
                                               5,800  + Stellent, Inc.                                               51,156
                                              14,400  + SupportSoft, Inc.                                            95,904
                                               1,583    Syntel, Inc.                                                 27,766
                                               5,500  + Tier Technologies, Inc. Class B                              50,875
                                              12,885  + Transaction Systems Architects, Inc. Class A                255,767
                                               8,708  + Trizetto Group                                               82,726
                                              11,800  + Tumbleweed Communications Corp.                              39,412
                                              12,200  + Tyler Technologies, Inc.                                    101,992
                                               6,700  + Ultimate Software Group, Inc.                                84,956
                                               3,100  + Verint Systems, Inc.                                        112,623
                                               9,867  + Verity, Inc.                                                129,455
                                              95,700  + Vignette Corp.                                              133,023
                                              12,662  + WatchGuard Technologies                                      56,093
                                              17,220  + webMethods, Inc.                                            124,156
                                               6,751  + Websense, Inc.                                              342,411
                                              24,000  + Wind River Systems, Inc.                                    325,200
                                               8,100  + Witness Systems, Inc.                                       141,426
                                              46,200  + Xybernaut Corp.(c)                                           56,826
                                               9,100  + Zix Corp.(c)                                                 46,865
                                              11,708  + Zoran Corp.                                                 135,579
                                                                                                              -------------
                                                                                                                 17,826,274
---------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.8%                    38,200  + Adaptec, Inc.                                               289,938
                                              22,634  + Advanced Digital Information Corp.                          226,793
                                              28,400  + Cray, Inc.                                                  132,344
                                               4,300  + Cyberguard Corp.                                             27,090
                                              14,400  + Dot Hill Systems Corp.                                      112,896
                                              25,900  + Emulex Corp.                                                436,156
                                               9,809  + FalconStor Software, Inc.(c)                                 93,872
                                              13,082  + Filenet Corp.                                               336,992
                                              73,700  + Gateway, Inc.                                               442,937
                                               7,417  + Hutchinson Technology, Inc.                                 256,406
                                              10,000    Imation Corp.                                               318,300
                                              15,566  + InFocus Corp.                                               142,585
                                              11,796  + Intergraph Corp.                                            317,666
                                              19,703  + Iomega Corp.                                                109,155
                                               9,900  + Komag, Inc.                                                 185,922
                                              24,674  + Lexar Media, Inc.(c)                                        193,444
                                              40,400  + McData Corp.                                                240,784
                                               6,100  + Mobility Electronics, Inc.                                   52,338
                                               4,300  + Overland Storage, Inc.                                       71,767
                                              12,594  + PalmOne, Inc.(c)                                            397,341
                                              25,200  + Perot Systems Corp. Class A                                 403,956
                                              53,000  + Quantum Corp.                                               138,860
                                              20,662  + RSA Security, Inc.                                          414,480
                                               6,242  + Radisys Corp.                                               122,031
                                              40,047  + Safeguard Scientifics, Inc.                                  84,900
                                              78,807  + Silicon Graphics, Inc.(c)                                   136,336
                                               1,200  + SimpleTech, Inc.                                              5,520
                                               3,600  + Stratasys, Inc.                                             120,816
                                               7,500  + Synaptics, Inc.                                             229,350

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Computer Technology                            5,900  + Trident Microsystems, Inc.                            $      98,648
(concluded)                                   16,109  + UNOVA, Inc.                                                 407,397
                                                                                                              -------------
                                                                                                                  6,547,020
---------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                            3,900    Brookfield Homes Corp.                                      132,210
                                               5,018  + EMCOR Group, Inc.                                           226,713
                                              11,071    Granite Construction, Inc.                                  294,489
                                               3,800  + Perini Corp.                                                 63,422
                                               7,000  + Washington Group International, Inc.                        288,750
                                                                                                              -------------
                                                                                                                  1,005,584
---------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 1.0%                   14,567  + Alloy, Inc.(c)                                              117,556
                                               4,653  + Atari Inc.                                                   13,633
                                              42,300  + CNET Networks, Inc.                                         475,029
                                               4,700  + Digital Theater Systems, Inc.                                94,611
                                              32,500  + DoubleClick, Inc.                                           252,850
                                              38,700  + Earthlink, Inc.                                             445,824
                                               5,500  + FindWhat.com                                                 97,515
                                               9,600  + Infospace, Inc.                                             456,480
                                              62,700  + Internap Network Services Corp.                              58,311
                                              12,600  + Ipass, Inc.                                                  93,240
                                               5,800  + iVillage, Inc.                                               35,844
                                               2,400  + Lifeline Systems, Inc.                                       61,824
                                              12,374  + Midway Games, Inc.(c)                                       129,927
                                              10,300  + NIC, Inc.                                                    52,324
                                               8,100  + Navarre Corp.                                               142,560
                                               7,300  + PLATO Learning, Inc.                                         54,385
                                               8,100  + Sohu.com, Inc.(c)                                           143,451
                                              10,625  + THQ, Inc.                                                   243,738
                                              13,214  + Take-Two Interactive Software, Inc.                         459,715
                                              18,650  + United Online, Inc.                                         215,035
                                               4,286  + Universal Electronics, Inc.                                  75,434
                                                                                                              -------------
                                                                                                                  3,719,286
---------------------------------------------------------------------------------------------------------------------------
Consumer Products - 1.1%                      18,600    American Greetings Class A                                  471,510
                                               9,700    Blyth, Inc.                                                 286,732
                                               2,312    CSS Industries, Inc.                                         73,429
                                               8,400  + Jarden Corp.                                                364,896
                                               2,700    Mannatech, Inc.                                              51,408
                                               9,873    Matthews International Corp. Class A                        363,326
                                               9,463    Nautilus Group, Inc.                                        228,721
                                               7,800    Oakley, Inc.                                                 99,450
                                               9,876  + Playtex Products, Inc.                                       78,909
                                               5,800  + RC2 Corp.                                                   189,080
                                              11,791    The Topps Co., Inc.                                         114,962
                                               7,698    Toro Co.                                                    626,232
                                              14,474    Tupperware Corp.                                            299,901
                                               4,100  + USANA Health Sciences, Inc.                                 140,220
                                               1,500  + Water Pik Technologies, Inc.                                 26,595
                                              15,383  + Yankee Candle Co., Inc.                                     510,408
                                                                                                              -------------
                                                                                                                  3,925,779
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                        1,600  + Anchor Glass Container Corp.                                 10,752
Metals & Glass - 0.5%                         11,500    Aptargroup, Inc.                                            606,970
                                              54,169  + Crown Holdings, Inc.                                        744,282
                                               4,075    Greif, Inc.                                                 228,200
                                               5,371  + Mobile Mini, Inc.                                           177,458
                                               3,600    Silgan Holdings, Inc.                                       219,456
                                                                                                              -------------
                                                                                                                  1,987,118
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                       19,100  + Graphic Packaging Corp.                                     137,520
Paper & Plastic - 0.1%                         8,052    Myers Industries, Inc.                                      103,066
                                                                                                              -------------
                                                                                                                    240,586
---------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                 10,882    Mueller Industries, Inc.                                    350,400
---------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                 771  + DEL Laboratories, Inc.                                       26,792
                                               8,393  + Elizabeth Arden, Inc.                                       199,250
                                               1,700    Inter Parfums, Inc.                                          27,030
                                              17,426    Nu Skin Enterprises, Inc. Class A                           442,272
                                              42,883  + Revlon, Inc. Class A                                         98,631
                                                                                                              -------------
                                                                                                                    793,975
---------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.7%         38,900  + The BISYS Group, Inc.                                       639,905
                                               4,550  + CB Richard Ellis Group, Inc.                                152,653
                                               8,100  + Euronet Worldwide, Inc.                                     210,762
                                              13,600    FNB Corp.                                                   276,896
                                              18,111    First National Bankshares of Florida, Inc.                  432,853
                                               3,000    Greenhill & Co., Inc.                                        86,100
                                               3,400  + Intersections, Inc.                                          58,650
                                              10,608  + Jones Lang LaSalle, Inc.                                    396,845
                                               5,300  + Rewards Network, Inc.                                        37,100
                                               9,500  + USI Holdings Corp.                                          109,915
                                                                                                              -------------
                                                                                                                  2,401,679
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                       14,160    Acuity Brands, Inc.                                   $     450,288
Processing - 0.7%                              8,316  + Armor Holdings, Inc.                                        391,018
                                               4,957    Barnes Group, Inc.                                          131,410
                                               5,547    Brady Corp.                                                 347,076
                                               8,755    Clarcor, Inc.                                               479,511
                                               6,962  + Hexcel Corp.                                                100,949
                                              21,914    Olin Corp.                                                  482,546
                                               9,145    Tredegar Corp.                                              184,820
                                               5,620    Valhi, Inc.                                                  90,426
                                                                                                              -------------
                                                                                                                  2,658,044
---------------------------------------------------------------------------------------------------------------------------
Diversified Production - 0.2%                 19,652  + Thomas & Betts Corp.                                        604,299
---------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.4%               432    Arden Group, Inc. Class A                                    43,405
                                              17,607    Casey's General Stores, Inc.                                319,567
                                               8,231  + Great Atlantic & Pacific Tea Co.                             84,368
                                               5,664    Ingles Markets, Inc. Class A                                 70,177
                                               8,583    Longs Drug Stores Corp.                                     236,633
                                               4,577    Nash Finch Co.                                              172,828
                                               5,642  + Pathmark Stores, Inc.                                        32,780
                                              11,869    Ruddick Corp.                                               257,439
                                               3,929  + Smart & Final, Inc.                                          56,538
                                               3,700    Weis Markets, Inc.                                          142,709
                                               6,129  + Wild Oats Markets, Inc.                                      53,996
                                              20,800  + Winn-Dixie Stores, Inc.(c)                                   94,640
                                                                                                              -------------
                                                                                                                  1,565,080
---------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.6%                 4,700  + Able Laboratories, Inc.                                     106,925
                                              13,100  + Adolor Corp.                                                129,952
                                                 800  + Advancis Pharmaceutical Corp.                                 3,056
                                              28,500  + Alkermes, Inc.                                              401,565
                                              11,025    Alpharma, Inc. Class A                                      186,874
                                              12,500  + Atherogenics Inc.                                           294,500
                                               4,000  + Bentley Pharmaceuticals, Inc.                                43,000
                                               7,700  + BioCryst Pharmaceuticals, Inc.                               44,506
                                              23,748  + BioMarin Pharmaceuticals, Inc.                              151,750
                                               5,810  + Bone Care International, Inc.                               161,808
                                               3,100  + Bradley Pharmaceuticals, Inc.                                60,140
                                               9,000  + CV Therapeutics, Inc.                                       207,000
                                               1,300  + Caraco Pharmaceutical Laboratories Ltd.                      12,415
                                               6,100  + Chattem, Inc.                                               201,910
                                              10,902  + Connetics Corp.                                             264,810
                                                 700  + Corgentech, Inc.                                              5,796
                                               6,700  + Cytogen Corp.(c)                                             77,184
                                              16,200  + Dendreon Corp.(c)                                           174,636
                                               3,800  + Depomed, Inc.(c)                                             20,520
                                              10,100  + Durect Corp.(c)                                              33,128
                                               5,200  + Dusa Pharmaceuticals, Inc.                                   74,360
                                               7,995  + Enzo Biochem, Inc.                                          155,663
                                               7,700  + First Horizon Pharmaceutical Corp.                          176,253
                                                 300  + GTx, Inc.                                                     4,047
                                              12,400  + Genaera Corp.                                                42,036
                                              22,400  + Genelabs Technologies                                        26,880
                                              15,936  + Guilford Pharmaceuticals, Inc.                               78,883
                                               6,100  + Hollis-Eden Pharmaceuticals(c)                               57,462
                                              13,527  + Immunogen, Inc.                                             119,579
                                              16,800  + Impax Laboratories, Inc.                                    266,784
                                              15,888  + Indevus Pharmaceuticals, Inc.(c)                             94,692
                                              11,000  + Inspire Pharmaceuticals, Inc.                               184,470
                                              17,189  + Isis Pharmaceuticals, Inc.                                  101,415
                                                 800  + Ista Pharmaceuticals, Inc.                                    8,096
                                              11,700  + KV Pharmaceutical Co. Class A                               257,985
                                               3,966  + Kos Pharmaceuticals, Inc.                                   149,280
                                               1,900  + Lannett Co., Inc.                                            18,715
                                              24,516  + Ligand Pharmaceuticals, Inc. Class B                        285,366
                                              26,400  + Medarex, Inc.                                               284,592
                                              14,027  + Medicines Co.                                               403,978
                                               7,245  + Neopharm, Inc.                                               90,635
                                               4,600  + Neose Technologies, Inc.                                     30,912
                                                 100  + NitroMed, Inc.                                                2,665
                                               8,531  + Noven Pharmaceuticals, Inc.                                 145,539
                                               9,400  + Onyx Pharmaceuticals, Inc.                                  304,466
                                              11,500  + Pain Therapeutics, Inc.                                      82,915
                                              10,200  + Par Pharmaceutical Cos., Inc.                               422,076
                                               6,900  + Penwest Pharmaceuticals Co.                                  82,524
                                              18,115    Perrigo Co.                                                 312,846
                                               4,700  + Pharmacyclics, Inc.                                          49,209
                                               4,600  + Pharmion Corp.                                              194,166
                                              10,200  + Pozen, Inc.                                                  74,154
                                              17,317  + Praecis Pharmaceuticals, Inc.                                32,902

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                        7,700  + Priority Healthcare Corp.                             $     167,629
(concluded)                                   13,100  + Quidel Corp.                                                 66,548
                                              12,319  + Regeneron Pharmaceuticals, Inc.                             113,458
                                                 400  + Renovis, Inc.                                                 5,752
                                               4,050  + SFBC International, Inc.                                    159,975
                                              12,500  + Salix Pharmaceuticals Ltd.                                  219,875
                                               1,000  + Santarus, Inc.                                                9,060
                                              14,800  + Sciclone Pharmaceuticals, Inc.                               54,760
                                              14,682  + SuperGen, Inc.(c)                                           103,508
                                               5,346  + United Therapeutics Corp.                                   241,372
                                              27,500    Valeant Pharmaceuticals International                       724,625
                                              26,900  + Vertex Pharmaceuticals, Inc.                                284,333
                                              16,600  + Zila, Inc.                                                   71,048
                                                                                                              -------------
                                                                                                                  9,418,963
---------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%                      4,402  + Bright Horizons Family Solutions, Inc.                      285,073
                                               4,730  + Learning Tree International, Inc.                            63,382
                                               2,700  + Princeton Review, Inc.                                       16,605
                                               2,449    Renaissance Learning, Inc.                                   45,453
                                               4,320    Strayer Education, Inc.                                     474,293
                                               4,700  + Universal Technical Institute, Inc.                         179,164
                                                                                                              -------------
                                                                                                                  1,063,970
---------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%               12,086  + Benchmark Electronics, Inc.                                 412,133
                                                 700  + Cherokee International Corp.                                  6,727
                                               1,400  + LeCroy Corp.                                                 32,676
                                               3,600  + OSI Systems, Inc.                                            81,756
                                              14,298  + Plexus Corp.                                                186,017
                                               8,432  + Power Integrations, Inc.                                    166,785
                                              11,900  + TTM Technologies, Inc.                                      140,420
                                               5,607  + Universal Display Corp.                                      50,463
                                                                                                              -------------
                                                                                                                  1,076,977
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                         4,781    AO Smith Corp.                                              143,143
Components - 0.9%                              6,700  + American Superconductor Corp.                                99,763
                                              10,771    Baldor Electric Co.                                         296,526
                                              11,808    CTS Corp.                                                   156,928
                                               8,418    Cohu, Inc.                                                  156,238
                                               6,400  + DDi Corp.                                                    20,352
                                               4,360    Franklin Electric Co., Inc.                                 184,254
                                              13,990  + General Cable Corp.                                         193,762
                                               4,308  + Genlyte Group, Inc.                                         369,109
                                               7,760  + Littelfuse, Inc.                                            265,082
                                              10,700  + MKS Instruments, Inc.                                       198,485
                                               2,231  + Powell Industries, Inc.                                      41,251
                                              21,300  + Power-One, Inc.                                             189,996
                                               6,600  + Sonic Solutions, Inc.(c)                                    148,104
                                               4,600  + Spatialight, Inc.(c)                                         41,170
                                              15,900  + Taser International, Inc.(c)                                502,122
                                              13,361  + Technitrol, Inc.                                            243,170
                                               4,279  + Triumph Group, Inc.                                         169,021
                                                                                                              -------------
                                                                                                                  3,418,476
---------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%         6,496  + Applica, Inc.                                                39,301
                                               1,550    National Presto Industries, Inc.                             70,525
                                                                                                              -------------
                                                                                                                    109,826
---------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%                            22,612  + Aeroflex, Inc.                                              274,057
                                              10,563    Agilysys, Inc.                                              181,050
                                               4,332    BEI Technologies, Inc.                                      133,772
                                               5,300  + California Micro Devices CP                                  37,577
                                               3,400  + Cyberoptics Corp.                                            50,558
                                               4,799  + Daktronics, Inc.                                            119,447
                                               3,700  + EMS Technologies, Inc.                                       61,494
                                               3,686  + II-VI, Inc.                                                 156,618
                                              23,200  + Kopin Corp.                                                  89,784
                                               4,900  + LaserCard Corp.(c)                                           51,401
                                              35,566  + MRV Communications, Inc.                                    130,527
                                              11,780    Methode Electronics, Inc.                                   151,373
                                               6,649    Park Electrochemical Corp.                                  144,150
                                               2,067  + Supertex, Inc.                                               44,854
                                                                                                              -------------
                                                                                                                  1,626,662
---------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments                       4,200  + Faro Technologies, Inc.                                     130,956
Gauges & Meters - 0.2%                         7,782  + Itron, Inc.                                                 186,068
                                               3,801    Keithley Instruments, Inc.                                   74,880
                                               2,500  + Measurement Specialties, Inc.                                63,650
                                               4,400  + Metrologic Instruments, Inc.                                 93,500
                                               5,895  + Zygo Corp.                                                   69,502
                                                                                                              -------------
                                                                                                                    618,556
---------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.9%            4,472    Analogic Corp.                                              200,301
                                               4,800  + Aspect Medical Systems, Inc.                                117,408
                                               5,687  + Bruker BioSciences Corp.                                     22,919

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                  10,300  + CTI Molecular Imaging, Inc.                           $     146,157
(concluded)                                    6,400  + Candela Corp.                                                72,704
                                              11,232  + Cardiodynamics International Corp.                           58,069
                                               4,370    Datascope Corp.                                             173,445
                                               1,000    E-Z-Em-Inc.                                                  14,600
                                               7,600  + EPIX Pharmaceuticals, Inc.                                  136,116
                                               5,500  + Endocardial Solutions, Inc.                                  64,350
                                              15,350  + eResearch Technology, Inc.                                  243,298
                                               5,072  + Haemonetics Corp.                                           183,657
                                               6,800  + Hologic, Inc.                                               186,796
                                               6,900  + Illumina, Inc.                                               65,412
                                              11,081  + Intuitive Surgical, Inc.                                    443,462
                                               7,051  + Luminex Corp.                                                62,613
                                               8,500  + Microvision, Inc.(c)                                         59,500
                                               6,188  + Possis Medical, Inc.                                         83,414
                                               1,200  + Quality Systems, Inc.                                        71,760
                                               7,132  + TriPath Imaging, Inc.                                        63,974
                                              15,386  + Visx, Inc.                                                  398,036
                                               8,000  + Wilson Greatbatch Technologies, Inc.                        179,360
                                               2,961  + Zoll Medical Corp.                                          101,858
                                                                                                              -------------
                                                                                                                  3,149,209
---------------------------------------------------------------------------------------------------------------------------
Electronics:                                  10,800  + AMIS Holdings, Inc.                                         178,416
Semi-Conductors/Components - 1.9%              9,716  + Actel Corp.                                                 170,419
                                               9,641  + Alliance Semiconductor Corp.                                 35,672
                                              25,200  + Cirrus Logic, Inc.                                          138,852
                                              10,283  + DSP Group, Inc.                                             229,619
                                               2,350  + Diodes, Inc.                                                 53,181
                                               7,529  + ESS Technology                                               53,531
                                              14,827  + Exar Corp.                                                  210,395
                                               3,173  + Excel Technology, Inc.                                       82,498
                                               8,000  + Formfactor, Inc.                                            217,120
                                              11,400  + Genesis Microchip, Inc.                                     184,908
                                               6,193  + IXYS Corp.                                                   63,912
                                              31,100  + Integrated Device Technology, Inc.                          359,516
                                               8,638  + Integrated Silicon Solutions, Inc.                           70,832
                                              37,500  + Lattice Semiconductor Corp.                                 213,750
                                              10,500  + MIPS Technologies, Inc.                                     103,425
                                               7,600  + Merix Corp.                                                  87,552
                                              23,700  + Micrel, Inc.                                                261,174
                                              20,090  + Microsemi Corp.                                             348,762
                                              19,100  + Microtune, Inc.                                             116,701
                                              33,000  + Mindspeed Technologies, Inc.                                 91,740
                                               5,800  + Monolithic System Technology, Inc.                           36,134
                                              42,800  + ON Semiconductor Corp.                                      194,312
                                              16,500  + Omnivision Technologies, Inc.(c)                            302,775
                                               7,700  + PLX Technology, Inc.                                         80,080
                                               7,693  + Pericom Semiconductor Corp.                                  72,545
                                              12,164  + Pixelworks, Inc.                                            137,940
                                               2,702  + Planar Systems, Inc.                                         30,343
                                              61,300  + RF Micro Devices, Inc.                                      419,292
                                               6,388  + SBS Technologies, Inc.                                       89,176
                                               7,300  + Sigmatel, Inc.                                              259,369
                                              24,476  + Silicon Image, Inc.                                         402,875
                                              26,858  + Silicon Storage Technology, Inc.                            159,805
                                               1,900  + Siliconix, Inc.                                              69,331
                                               6,561  + Sipex Corp.                                                  30,705
                                               2,300  + Sirf Technology Holdings, Inc.                               29,256
                                              47,333  + Skyworks Solutions, Inc.                                    446,350
                                               6,800  + Tessera Technologies, Inc.                                  253,028
                                              47,000  + Transmeta Corp.(c)                                           76,610
                                               6,500  + Tripath Technology, Inc.(c)                                   8,125
                                              45,136  + Triquint Semiconductor, Inc.                                200,855
                                              71,900  + Vitesse Semiconductor Corp.                                 253,807
                                                                                                              -------------
                                                                                                                  6,824,688
---------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.9%                13,623  + Checkpoint Systems, Inc.                                    245,895
                                              10,580  + Coherent, Inc.                                              322,055
                                               5,152    Cubic Corp.                                                 129,676
                                               6,574  + DRS Technologies, Inc.                                      280,775
                                               5,826    EDO Corp.                                                   184,975
                                               4,850  + Herley Industries, Inc.                                      98,649
                                              30,430  + Identix, Inc.                                               224,573
                                               2,800  + Innovative Solutions & Support, Inc.                         93,408
                                               9,584  + Intermagnetics General Corp.                                243,529
                                              24,500  + Kemet Corp.                                                 219,275
                                               2,400  + Maxwell Technologies, Inc.                                   24,336
                                               3,700  + Scansource, Inc.                                            229,992
                                               1,500    Sypris Solutions, Inc.                                       22,965

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                       27,900  + Titan Corp.                                           $     451,980
(concluded)                                   16,906  + Trimble Navigation Ltd.                                     558,574
                                                                                                              -------------
                                                                                                                  3,330,657
---------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                       19,500  + Capstone Turbine Corp.                                       35,685
                                               8,900  + Global Power Equipment Group, Inc.                           87,576
                                              18,626  + Plug Power, Inc.                                            113,805
                                                                                                              -------------
                                                                                                                    237,066
---------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                  133,800  + Calpine Corp.(c)                                            527,172
                                              11,226  + FuelCell Energy, Inc.(c)                                    111,137
                                               6,400    Holly Corp.                                                 178,368
                                              11,900  + KFX, Inc.(c)                                                172,788
                                               7,400  + Matrix Service Co.                                           59,644
                                               5,058    Penn Virginia Corp.                                         205,203
                                              12,100  + Syntroleum Corp.                                             97,163
                                              21,565  + Tesoro Corp.                                                687,061
                                               7,391  + Tetra Technologies, Inc.                                    209,165
                                              12,197  + Veritas DGC, Inc.                                           273,335
                                                                                                              -------------
                                                                                                                  2,521,036
---------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                     14,402  + Dycom Industries, Inc.                                      439,549
Services - 0.3%                                  600  + Infrasource Services, Inc.                                    7,800
                                               8,897  + Integrated Electrical Services, Inc.                         43,061
                                               2,200  + Layne Christensen Co.                                        39,930
                                              25,600  + Quanta Services, Inc.                                       204,800
                                               9,277  + URS Corp.                                                   297,792
                                                                                                              -------------
                                                                                                                  1,032,932
---------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                           1,700    Carmike Cinemas, Inc.                                        62,050
                                               5,140    Dover Motorsports, Inc.                                      29,452
                                               8,555  + Gaylord Entertainment Co.                                   355,289
                                              16,607  + Hollywood Entertainment Corp.                               217,386
                                               3,372  + Lodgenet Entertainment Corp.                                 59,651
                                               9,615    Movie Gallery, Inc.                                         183,358
                                               4,155    Speedway Motorsports, Inc.                                  162,793
                                                                                                              -------------
                                                                                                                  1,069,979
---------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.2%                            38,300  + The Mosaic Co.                                              625,056
                                               9,700  + Terra Industries, Inc.                                       86,136
                                                                                                              -------------
                                                                                                                    711,192
---------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                       5,700  + Accredited Home Lenders Holding Co.                         283,176
                                               1,600    Asta Funding, Inc.                                           42,944
                                               3,200  + Circle Group Holdings, Inc.                                   7,104
                                               3,400  + Education Lending Group, Inc.                                52,734
                                               2,650    MortgageIT Holdings, Inc.                                    47,568
                                               1,500  + United PanAm Financial Corp.                                 28,590
                                               6,300  + World Acceptance Corp.                                      173,313
                                                                                                              -------------
                                                                                                                    635,429
---------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.0%                     1,750  + Collegiate Funding Services LLC                              24,657
                                               2,700  + Encore Capital Group, Inc.                                   64,206
                                               1,200  + Nelnet, Inc. Class A                                         32,316
                                                                                                              -------------
                                                                                                                    121,179
---------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &           8,800  + Advent Software, Inc.                                       180,224
Systems - 0.8%                                   495  + CCC Information Services Group                               10,994
                                               4,900  + Carreker Corp.                                               42,140
                                               6,189  + CompuCredit Corp.                                           169,207
                                              14,000  + Corillian Corp.                                              68,880
                                              11,300  + Cybersource Corp.                                            80,795
                                              11,630  + Digital Insight Corp.                                       213,992
                                              16,288  + eFunds Corp.                                                391,075
                                               9,523  + eSpeed, Inc. Class A                                        117,800
                                              14,400  + Hypercom Corp.                                               85,248
                                               4,000  + iPayment, Inc.                                              198,080
                                               9,882    John H Harland Co.                                          356,740
                                              10,449  + Kronos, Inc.                                                534,257
                                              12,564    NDCHealth Corp.                                             233,565
                                              15,813  + PRG-Schultz International, Inc.                              79,539
                                              15,440  + Portal Software, Inc.                                        40,916
                                                 300  + TNS, Inc.                                                     6,555
                                               6,200  + TradeStation Group, Inc.                                     43,524
                                                                                                              -------------
                                                                                                                  2,853,531
---------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.3%          7,100    Factset Research Systems, Inc.                              414,924
                                              31,600  + Homestore, Inc.                                              95,748
                                              10,300  + Interactive Data Corp.                                      223,922
                                              24,822  + S1 Corp.                                                    224,887
                                                 400    Value Line, Inc.                                             15,695
                                                                                                              -------------
                                                                                                                    975,176
---------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.7%                 3,900  + ACE Cash Express, Inc.                                      115,674
                                               7,300    Advanta Corp. Class B                                       177,171
                                                 900  + Asset Acceptance Capital Corp.                               19,170

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                        9,419    Cash America International, Inc.                      $     280,027
(concluded)                                      300  + Enstar Group, Inc.                                           18,750
                                               2,500    Federal Agricultural Mortgage Corp. Class B                  58,250
                                               5,567    Financial Federal Corp.                                     218,226
                                               4,900  + First Cash Financial Services, Inc.                         130,879
                                               5,700  + Harris & Harris Group, Inc.                                  93,366
                                               4,899    LandAmerica Financial Group, Inc.                           264,203
                                               9,600  + Metris Cos., Inc.                                           122,400
                                               3,000  + Portfolio Recovery Associates, Inc.                         123,660
                                               3,900    Sanders Morris Harris Group, Inc.                            69,459
                                              15,136  + Sotheby's Holdings Class A                                  274,870
                                               4,692    Sterling Bancorp                                            132,549
                                               5,622    Stewart Information Services Corp.                          234,156
                                                 933  + Stifel Financial Corp.                                       19,546
                                               2,676  + Triad Guaranty, Inc.                                        161,844
                                               2,291    WSFS Financial Corp.                                        138,193
                                                                                                              -------------
                                                                                                                  2,652,393
---------------------------------------------------------------------------------------------------------------------------
Foods - 0.7%                                   3,634    American Italian Pasta Co. Class A                           84,491
                                               2,800    Cal-Maine Foods, Inc.(c)                                     33,852
                                              11,200    Chiquita Brands International, Inc.                         247,072
                                              11,756    Flowers Foods, Inc.                                         371,254
                                               6,257  + Hain Celestial Group, Inc.                                  129,332
                                               2,300    J&J Snack Foods Corp.                                       112,769
                                               1,000  + John B. Sanfilippo & Son                                     25,780
                                              10,100    Lance, Inc.                                                 192,203
                                               3,400  + M&F Worldwide Corp.                                          46,308
                                               1,063  + Maui Land & Pineapple Co., Inc.                              41,723
                                               5,300    Natures Sunshine Prods, Inc.                                107,908
                                               3,700  + Nutraceutical International Corp.                            57,017
                                              13,300  + Performance Food Group Co.                                  357,903
                                                 500  + Provide Commerce, Inc.                                       18,575
                                              10,095    Ralcorp Holdings, Inc.                                      423,283
                                               2,450    Sanderson Farms, Inc.                                       106,036
                                                  12    Seaboard Corp.                                               11,976
                                              15,557    Sensient Technologies Corp.                                 373,212
                                                                                                              -------------
                                                                                                                  2,740,694
---------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                         3,309    Deltic Timber Corp.                                         140,467
                                              16,921    Longview Fibre Co.                                          306,947
                                               5,244    Pope & Talbot, Inc.                                          89,725
                                               8,497    Potlatch Corp.                                              429,778
                                               5,834    Universal Forest Products, Inc.                             253,196
                                                                                                              -------------
                                                                                                                  1,220,113
---------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.0%          4,500    Ennis, Inc.                                                  86,625
                                               4,145    The Standard Register Co.                                    58,527
                                                                                                              -------------
                                                                                                                    145,152
---------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%           13,300  + Alderwoods Group, Inc.                                      151,354
                                              34,424  + Stewart Enterprises, Inc. Class A                           240,624
                                                                                                              -------------
                                                                                                                    391,978
---------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                  10,900    Apogee Enterprises, Inc.                                    146,169
---------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                   69,800  + Coeur d'Alene Mines Corp.(c)                                274,314
                                               3,200    Royal Gold, Inc.                                             58,368
                                                                                                              -------------
                                                                                                                    332,682
---------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                 10,000  + American Healthways, Inc.                                   330,400
                                              36,526  + Beverly Enterprises, Inc.                                   334,213
                                               5,700  + Genesis HealthCare Corp.                                    199,671
                                               7,900  + Kindred Healthcare, Inc.                                    236,605
                                               5,850    LCA-Vision, Inc.                                            136,832
                                              11,000  + LifePoint Hospitals, Inc.                                   383,020
                                               1,000  + Medcath Corp.                                                24,640
                                               2,100    National Healthcare Corp.                                    74,130
                                               4,200  + Psychiatric Solutions, Inc.                                 153,552
                                               4,000  + Res-Care, Inc.                                               60,880
                                               1,824  + Specialty Laboratories, Inc.                                 20,137
                                               4,237  + Sunrise Senior Living, Inc.                                 196,427
                                               9,800  + United Surgical Partners International, Inc.                408,660
                                                                                                              -------------
                                                                                                                  2,559,167
---------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 1.3%         7,300  + AMERIGROUP Corp.                                            552,318
                                               9,041  + Allscripts Healthcare Solutions, Inc.                        96,467
                                              10,800  + Amsurg Corp.                                                319,032
                                              14,000  + Centene Corp.                                               396,900
                                               8,200  + Cerner Corp.                                                435,994
                                               2,100    Computer Programs & Systems, Inc.                            48,615
                                               2,957  + Corvel Corp.                                                 79,188
                                              12,131  + Eclipsys Corp.                                              247,836
                                              28,800  + First Health Group Corp.                                    538,848
                                              17,097    Hooper Holmes, Inc.                                         101,214
                                               2,800  + Molina Healthcare, Inc.                                     129,864

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Health Care Management Services               16,900  + OCA, Inc.(c)                                          $     107,315
(concluded)                                    5,900  + Omnicell, Inc.                                               64,900
                                               6,500  + Pediatrix Medical Group, Inc.                               416,325
                                               8,998  + Per-Se Technologies, Inc.                                   142,438
                                              30,700    Select Medical Corp.                                        540,320
                                               7,226  + Sierra Health Services                                      398,225
                                               1,900  + WellCare Health Plans, Inc.                                  61,750
                                                                                                              -------------
                                                                                                                  4,677,549
---------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                    2,500  + Alliance Imaging, Inc.                                       28,125
                                               3,400  + Amedisys, Inc.                                              110,126
                                              15,400  + Apria Healthcare Group, Inc.                                507,430
                                               3,900  + Bio-Reference Labs, Inc.                                     67,860
                                                   2  + Dynacq Healthcare, Inc.                                          10
                                               5,912  + Gentiva Health Services, Inc.                                98,849
                                               4,950    Healthcare Services Group                                   103,158
                                               6,027  + IDX Systems Corp.                                           207,690
                                               6,000  + LabOne, Inc.                                                192,240
                                               4,000  + Matria Healthcare, Inc.                                     156,280
                                              10,000  + Odyssey HealthCare, Inc.                                    136,800
                                              16,336  + Province Healthcare Co.                                     365,110
                                               1,300  + Symbion, Inc.                                                28,704
                                               3,900  + VistaCare, Inc. Class A                                      64,857
                                                                                                              -------------
                                                                                                                  2,067,239
---------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.4%                            4,017    Beazer Homes USA, Inc.                                      587,326
                                               1,300  + Dominion Homes, Inc.                                         32,790
                                               5,060  + Levitt Corp. Class A                                        154,684
                                               4,400    M/I Homes, Inc.                                             242,484
                                               3,400  + Meritage Homes Corp.                                        383,180
                                                 800  + Orleans Homebuilders, Inc.                                   15,880
                                               3,050    Technical Olympic USA, Inc.                                  77,409
                                               1,400  + William Lyon Homes, Inc.                                     98,336
                                                                                                              -------------
                                                                                                                  1,592,089
---------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                             6,579    Marcus Corp.                                                165,396
---------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.6%                   3,400    American Woodmark Corp.                                     148,512
                                               3,400    Bassett Furniture Industries, Inc.                           66,725
                                              11,800  + The Bombay Co, Inc.                                          65,254
                                               2,800  + Department 56                                                46,620
                                               9,400    Ethan Allen Interiors, Inc.                                 376,188
                                              14,000    Furniture Brands International, Inc.                        350,700
                                               5,036    Haverty Furniture Cos., Inc.                                 93,166
                                                 600    Hooker Furniture Corp.                                       13,620
                                               5,200  + Kirkland's, Inc.                                             63,908
                                              16,100    La-Z-Boy, Inc.                                              247,457
                                               4,488    Libbey, Inc.                                                 99,678
                                               3,700    Lifetime Hoan Corp.                                          58,830
                                              12,700  + Select Comfort Corp.                                        227,838
                                               2,600    Stanley Furniture Co., Inc.                                 116,870
                                               4,000  + Tempur-Pedic International, Inc.                             84,800
                                                                                                              -------------
                                                                                                                  2,060,166
---------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                7,012  + Advanced Energy Industries, Inc.                             64,020
Devices - 1.0                                 12,967  + Artesyn Technologies, Inc.                                  146,527
                                              17,541  + Asyst Technologies Inc.                                      89,284
                                               6,894    C&D Technologies, Inc.                                      117,474
                                               5,931  + CUNO, Inc.                                                  352,301
                                               3,566  + ESCO Technologies, Inc.                                     273,334
                                               6,800  + Flanders Corp.                                               65,280
                                              16,800  + Flowserve Corp.                                             462,672
                                               1,875    The Gorman-Rupp Co.                                          43,125
                                              15,821    IDEX Corp.                                                  640,751
                                               7,500  + Magnetek, Inc.                                               51,750
                                               6,326    Mine Safety Appliances Co.                                  320,728
                                              11,482  + Paxar Corp.                                                 254,556
                                               8,300  + RAE Systems, Inc.                                            60,590
                                               3,612    Robbins & Myers, Inc.                                        86,074
                                               8,927  + Veeco Instruments, Inc.(c)                                  188,092
                                               5,996    Vicor Corp.                                                  78,608
                                              10,500  + Viisage Technology, Inc.                                     94,605
                                               7,936    Watts Water Technologies, Inc. Class A                      255,857
                                               6,917    X-Rite, Inc.                                                110,741
                                                                                                              -------------
                                                                                                                  3,756,369
---------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.5%                        11,500    AmerUs Group Co.                                            520,950
                                               3,300    American Equity Investment Life Holding Co.                  35,541
                                               6,700  + Ceres Group, Inc.                                            34,572
                                               8,009  + Citizens, Inc.                                               51,017
                                               8,570    Delphi Financial Group Class A                              395,505
                                               2,780    Great American Financial Resources, Inc.                     48,289
                                               1,142    Kansas City Life Ins. Co.                                    54,074

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                  662  + National Western Life Insurance Co. Class A           $     110,296
(concluded)                                   31,400    The Phoenix Cos., Inc.                                      392,500
                                               7,093    Presidential Life Corp.                                     120,297
                                               8,800  + Universal American Financial Corp.                          136,136
                                                                                                              -------------
                                                                                                                  1,899,177
---------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                  10,740    Alfa Corp.                                                  163,087
                                               3,186  + CNA Surety Corp.                                             42,533
                                               6,509    Crawford & Co. Class B                                       48,817
                                                 100    EMC Insurance Group, Inc.                                     2,164
                                               3,425    FBL Financial Group, Inc. Class A                            97,784
                                               6,900  + HealthExtras, Inc.                                          112,470
                                               8,606    Hilb Rogal & Hobbs Co.                                      311,881
                                              15,268    Horace Mann Educators Corp.                                 291,313
                                               1,440    Independence Holding Co.                                     26,568
                                               3,200    Penn-America Group, Inc.                                     48,320
                                               2,597  + Pico Holdings, Inc.                                          53,940
                                              12,639    UICI                                                        428,462
                                               4,137    Zenith National Insurance Corp.                             206,188
                                                                                                              -------------
                                                                                                                  1,833,527
---------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.2%            7,500    21st Century Insurance Group                                102,000
                                               1,550    Affirmative Insurance Holdings, Inc.                         26,102
                                               3,571  + American Physicians Capital, Inc.                           128,627
                                               9,266  + Argonaut Group, Inc.                                        195,791
                                               2,532    Baldwin & Lyons, Inc. Class B                                67,832
                                               3,300    Bristol West Holdings, Inc.                                  66,000
                                               8,045    Commerce Group, Inc.                                        491,067
                                              12,700  + Danielson Holdings Corp.                                    107,315
                                               5,500    Direct General Corp.                                        176,550
                                               2,100    Donegal Group, Inc. Class A                                  48,153
                                               2,800  + Fpic Insurance Group, Inc.                                   99,064
                                               5,662    Harleysville Group, Inc.                                    135,152
                                               6,300    Infinity Property & Casualty Corp.                          221,760
                                               1,858    The Midland Co.                                              58,100
                                               1,100    NYMAGIC, Inc.                                                27,830
                                               2,800  + Navigators Group, Inc.                                       84,308
                                              17,615  + Ohio Casualty Corp.                                         408,844
                                               6,106  + PMA Capital Corp. Class A                                    63,197
                                               5,956  + Philadelphia Consolidated Holding Co.                       393,930
                                               8,723  + ProAssurance Corp.                                          341,157
                                               6,454    RLI Corp.                                                   268,293
                                               1,500    Safety Insurance Group, Inc.                                 46,725
                                               9,554    Selective Insurance Group                                   422,669
                                               3,312    State Auto Financial Corp.                                   85,615
                                               5,600    United Fire & Casualty Co.                                  188,776
                                               8,800    Vesta Insurance Group, Inc.                                  32,384
                                                                                                              -------------
                                                                                                                  4,287,241
---------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.5%         7,050  + Affiliated Managers Group                                   477,567
                                              22,000    Apollo Investment Corp.                                     332,200
                                               6,000    Calamos Asset Management, Inc. Class A                      162,000
                                                 500    Capital Southwest Corp.                                      39,260
                                               1,500    Cohen & Steers, Inc.                                         24,375
                                               1,696    Gabelli Asset Management, Inc. Class A                       82,290
                                              12,800    MCG Capital Corp.                                           219,264
                                              11,600    National Financial Partners Corp.                           450,080
                                                                                                              -------------
                                                                                                                  1,787,036
---------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.0%            4,800    Movado Group, Inc.                                           89,520
---------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.7%                            5,700    Action Performance Cos., Inc.                                62,643
                                              23,300    Callaway Golf Co.                                           314,550
                                               1,400  + Escalade, Inc.                                               18,704
                                              11,000  + K2, Inc.                                                    174,680
                                               2,200  + Life Time Fitness, Inc.                                      56,936
                                              10,678  + Penn National Gaming, Inc.                                  646,553
                                              17,913    SCP Pool Corp.                                              571,425
                                              24,800  + Six Flags, Inc.(c)                                          133,176
                                               2,200  + Steinway Musical Instruments                                 63,668
                                               6,978    Sturm Ruger & Co., Inc.                                      63,011
                                               6,456  + Vail Resorts, Inc.                                          144,744
                                               5,200  + West Marine, Inc.                                           128,700
                                                                                                              -------------
                                                                                                                  2,378,790
---------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                          10,992    Lincoln Electric Holdings, Inc.                             379,664
---------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.0%                 6,761    Applied Industrial Technologies, Inc.                       185,238
---------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                 3,913    Lindsay Manufacturing Co.                                   101,268
---------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                      2,600  + ASV, Inc.                                                   124,540
Handling - 0.5%                                4,517  + Astec Industries, Inc.                                       77,738
                                               9,411    Manitowoc Co.                                               354,324
                                               1,487    NACCO Industries, Inc. Class A                              156,730
                                              10,824    Stewart & Stevenson Services                                218,970

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling            15,843  + Terex Corp.                                           $     754,919
(concluded)                                                                                                   -------------
                                                                                                                  1,687,221
---------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 1.0%         8,200  + Actuant Corp. Class A                                       427,630
                                               6,900  + EnPro Industries, Inc.                                      204,033
                                              12,600  + FSI International, Inc.                                      58,842
                                               7,057  + Gardner Denver, Inc.                                        256,099
                                              16,400    Joy Global, Inc.                                            712,252
                                               3,270  + Kadant, Inc.                                                 67,035
                                              10,803    Kennametal, Inc.                                            537,665
                                               2,000  + Middleby Corp.                                              101,440
                                              16,334  + Milacron, Inc.                                               55,372
                                               9,310    Nordson Corp.                                               373,052
                                               6,028    Tecumseh Products Co. Class A                               288,138
                                               2,737    Tennant Co.                                                 108,522
                                               3,799    Thomas Industries, Inc.                                     151,656
                                               3,093    Woodward Governor Co.                                       221,490
                                                                                                              -------------
                                                                                                                  3,563,226
---------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                4,168    CARBO Ceramics, Inc.                                        287,592
Services - 1.3%                               12,737  + Cal Dive International, Inc.                                519,033
                                               1,688  + Dril-Quip, Inc.                                              40,951
                                              29,800  + Global Industries Ltd.                                      247,042
                                               4,117    Gulf Island Fabrication, Inc.                                89,874
                                              23,200  + Hanover Compressor Co.                                      327,816
                                              14,700    Helmerich & Payne, Inc.                                     500,388
                                               3,000  + Hornbeck Offshore Services, Inc.                             57,900
                                               4,149  + Hydril                                                      188,821
                                              17,746  + Input/Output, Inc.                                          156,875
                                              44,100  + Key Energy Services, Inc.                                   520,380
                                               2,200    Lufkin Industries, Inc.                                      87,798
                                              27,820  + Newpark Resources                                           143,273
                                               8,604  + Oceaneering International, Inc.                             321,101
                                               7,400  + Oil States International, Inc.                              142,746
                                              31,281  + Parker Drilling Co.                                         122,934
                                               3,300    RPC, Inc.                                                    82,896
                                               5,108  + SEACOR Holdings, Inc.                                       272,767
                                              14,705  + Superior Energy Services                                    226,604
                                               4,326  + Universal Compression Holdings, Inc.                        151,021
                                               9,457  + W-H Energy Services, Inc.                                   211,459
                                                                                                              -------------
                                                                                                                  4,699,271
---------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%                    5,100  + Applied Films Corp.                                         109,956
                                               2,100    Bucyrus International, Inc.                                  85,344
                                               4,300    Cascade Corp.                                               171,785
                                               6,625    Engineered Support Systems, Inc.                            392,333
                                               9,861    Helix Technology Corp.                                      171,483
                                              15,098    JLG Industries, Inc.                                        296,374
                                               5,441  + Semitool, Inc.                                               50,492
                                                                                                              -------------
                                                                                                                  1,277,767
---------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                   23,327  + Champion Enterprises, Inc.                                  275,725
                                               4,205  + Palm Harbor Homes, Inc.                                      70,980
                                               1,501    Skyline Corp.                                                61,241
                                                                                                              -------------
                                                                                                                    407,946
---------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                          17,259    Federal Signal Corp.                                        304,794
                                              10,664  + Rayovac Corp.                                               325,892
                                               4,031    Standex International Corp.                                 114,843
                                                                                                              -------------
                                                                                                                    745,529
---------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                 4,700  + Abaxis, Inc.                                                 68,103
Supplies - 2.9%                                3,600  + Abiomed, Inc.                                                55,584
                                              10,300  + Advanced Medical Optics, Inc.                               423,742
                                               5,550  + Advanced Neuromodulation Systems, Inc.                      219,003
                                              14,700  + Align Technology, Inc.                                      158,025
                                               8,900  + American Medical Systems Holdings, Inc.                     372,109
                                               2,900  + Animas Corp.                                                 45,327
                                               6,308    Arrow International, Inc.                                   195,485
                                               5,200  + Bio-Rad Laboratories, Inc. Class A                          298,324
                                               8,600    Biolase Technology, Inc.(c)                                  93,482
                                               3,549  + Biosite, Inc.(c)                                            218,405
                                              22,600  + Cardiac Science, Inc.                                        48,364
                                              13,800  + Cepheid, Inc.                                               137,172
                                               2,313  + Closure Medical Corp.                                        45,103
                                               7,400  + Conceptus, Inc.                                              60,051
                                               8,228  + Conmed Corp.                                                233,840
                                               4,469  + Cyberonics, Inc.(c)                                          92,598
                                               4,900  + DJ Orthopedics, Inc.                                        104,958
                                               7,300    Diagnostic Products Corp.                                   401,865
                                               7,400  + Encore Medical Corp.                                         50,246
                                               1,600  + Exactech, Inc.                                               29,264
                                               4,700  + I-Flow Corp.                                                 85,681

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies        2,150  + ICU Medical, Inc.(c)                                  $      58,781
(concluded)                                   15,263  + Immucor, Inc.                                               358,821
                                               8,922    Invacare Corp.                                              412,732
                                               3,940  + Inverness Medical Innovations, Inc.                          98,894
                                               6,900  + Kyphon, Inc.                                                177,744
                                               2,678    Landauer, Inc.                                              122,385
                                               6,300  + Laserscope                                                  226,233
                                              11,100  + Lifecell Corp.                                              113,442
                                               4,200  + Medical Action Industries, Inc.                              82,740
                                              14,744    Mentor Corp.                                                497,463
                                               7,810  + Merit Medical Systems, Inc.                                 119,337
                                              10,600  + Microtek Medical Holdings, Inc.                              43,036
                                               3,637  + Molecular Devices Corp.                                      73,104
                                               4,200  + NuVasive, Inc.                                               43,050
                                               7,114  + Ocular Sciences, Inc.                                       348,657
                                              15,359  + OraSure Technologies, Inc.                                  103,212
                                              14,000  + Orthologic Corp.                                             87,500
                                              17,600  + Orthovita, Inc.                                              73,744
                                              12,998    Owens & Minor, Inc.                                         366,154
                                              23,473  + PSS World Medical, Inc.                                     293,765
                                               2,700  + Palomar Medical Technologies, Inc.                           70,389
                                               8,714    PolyMedica Corp.                                            324,945
                                              10,600  + Sola International, Inc.                                    291,924
                                               9,000  + Sonic Innovations, Inc.                                      37,530
                                               4,915  + SonoSite, Inc.                                              166,864
                                              20,300  + Steris Corp.                                                481,516
                                               5,683  + SurModics, Inc.(c)                                          184,754
                                              12,900  + Sybron Dental Specialties, Inc.                             456,402
                                              13,929  + Techne Corp.                                                541,838
                                              10,700  + ThermoGenesis Corp.                                          67,517
                                              11,947  + Thoratec Corp.                                              124,488
                                               5,900  + Urologix, Inc.                                               38,173
                                               4,580  + Ventana Medical Systems                                     293,074
                                              10,200  + Viasys Healthcare, Inc.                                     193,800
                                               1,824    Vital Signs, Inc.                                            70,990
                                               8,676    West Pharmaceutical Services, Inc.                          217,160
                                               7,300  + Wright Medical Group, Inc.                                  208,050
                                                 600    Young Innovations, Inc.                                      20,238
                                                                                                              -------------
                                                                                                                 10,927,177
---------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                        4,300  + America Service Group, Inc.                                 115,111
                                                 856  + Angiodynamics, Inc.                                          18,960
                                               9,300  + Hanger Orthopedic Group, Inc.                                75,330
                                               7,500  + Magellan Health Services, Inc.                              256,200
                                               4,781    Option Care, Inc.                                            82,185
                                               9,997  + Parexel International Corp.                                 202,939
                                                 700  + Proxymed, Inc.                                                6,874
                                               6,195  + RehabCare Group, Inc.                                       173,398
                                                                                                              -------------
                                                                                                                    930,997
---------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                       3,500    CIRCOR International, Inc.                                   81,060
                                               9,578    Commercial Metals Co.                                       484,264
                                               5,250  + Encore Wire Corp.                                            69,983
                                               9,726    Kaydon Corp.                                                321,153
                                               9,558  + Lone Star Technologies                                      319,811
                                              14,263  + Maverick Tube Corp.                                         432,169
                                               7,100  + Metals USA, Inc.                                            131,705
                                               5,565    NN, Inc.                                                     73,514
                                               4,655  + NS Group, Inc.                                              129,409
                                               2,556    Penn Engineering & Manufacturing Corp.                       46,264
                                               5,805    Quanex Corp.                                                398,049
                                               7,013  + RTI International Metals, Inc.                              144,047
                                               8,647    Reliance Steel & Aluminum Co.                               336,887
                                               5,593    Ryerson Tull, Inc.                                           88,090
                                              18,000  + The Shaw Group, Inc.                                        321,300
                                               4,158    Valmont Industries, Inc.                                    104,407
                                                                                                              -------------
                                                                                                                  3,482,112
---------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%         7,173    AMCOL International Corp.                                   144,106
                                               5,511  + Brush Engineered Materials, Inc.                            101,953
                                               3,059    Cleveland-Cliffs, Inc.                                      317,708
                                               3,300    Compass Minerals International, Inc.                         79,959
                                              31,244  + GrafTech International Ltd.                                 295,568
                                              34,500  + Hecla Mining Co.                                            201,135
                                               5,953    Minerals Technologies, Inc.                                 397,065
                                              12,064  + Stillwater Mining Co.                                       135,841
                                               1,000  + Titanium Metals Corp.                                        24,140
                                                                                                              -------------
                                                                                                                  1,697,475
---------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                        10,789    Corn Products International, Inc.                           577,859
Processing - 0.2%

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing              3,800    MGP Ingredients, Inc.                                 $      32,832
(concluded)                                                                                                   -------------
                                                                                                                    610,691
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Health Care - 0.1%             13,500  + NeighborCare, Inc.                                          414,720
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Materials &                     4,500  + Ceradyne, Inc.                                              257,445
Commodities - 0.2%                             9,679  + Symyx Technologies                                          291,144
                                               6,589    WD-40 Co.                                                   187,193
                                                                                                              -------------
                                                                                                                    735,782
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Materials &                     8,838  + Insituform Technologies, Inc. Class A                       200,357
Processing - 0.2%                              4,700    Metal Management, Inc.                                      126,289
                                               5,655  + Rogers Corp.                                                243,731
                                              27,759    USEC, Inc.                                                  268,985
                                                                                                              -------------
                                                                                                                    839,362
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous: Producer Durables - 0.0%       11,600  + BE Aerospace, Inc.                                          135,024
---------------------------------------------------------------------------------------------------------------------------
Multi - Sector Companies - 0.4%               13,071  + GenCorp, Inc.                                               242,728
                                               7,294    Kaman Corp. Class A                                          92,269
                                               8,199    Lancaster Colony Corp.                                      351,491
                                               5,200    Raven Industries, Inc.                                      110,812
                                               1,465  + Sequa Corp. Class A                                          89,585
                                              12,650    Trinity Industries, Inc.                                    431,112
                                               8,202    Walter Industries, Inc.                                     276,653
                                                                                                              -------------
                                                                                                                  1,594,650
---------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                    1,000  + General Binding Corp.                                        13,140
Equipment - 0.1%                               5,224  + Imagistics International, Inc.                              175,840
                                               7,574    Kimball International, Inc. Class B                         112,171
                                              10,640  + Presstek, Inc.                                              102,995
                                               3,400  + Transact Technologies, Inc.                                  72,624
                                                                                                              -------------
                                                                                                                    476,770
---------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.0%                       2,927  + Atwood Oceanics, Inc.                                       152,497
---------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.7%                    1,700  + Atlas America, Inc.                                          60,775
                                               4,901    Berry Petroleum Co. Class A                                 233,778
                                              11,600  + Brigham Exploration Co.                                     104,400
                                              10,874    Cabot Oil & Gas Corp. Class A                               481,174
                                               6,000  + Callon Petroleum Co.                                         86,760
                                               8,400  + Cheniere Energy, Inc.                                       535,080
                                              13,700  + Cimarex Energy Co.                                          519,230
                                               2,400  + Clayton Williams Energy, Inc.                                54,960
                                              10,457  + Comstock Resources, Inc.                                    230,577
                                              16,970  + Denbury Resources, Inc.                                     465,826
                                               5,700  + Edge Petroleum Corp.                                         83,106
                                               6,200  + Encore Acquisition Co.                                      216,442
                                               8,000  + Energy Partners Ltd.                                        162,160
                                              11,200  + FX Energy, Inc.(c)                                          130,816
                                              14,700  + Forest Oil Corp.                                            466,284
                                               9,815    Frontier Oil Corp.                                          261,668
                                              61,743  + Grey Wolf, Inc.                                             325,386
                                              11,900  + Harvest Natural Resources, Inc.                             205,513
                                               3,283  + Houston Exploration Co.                                     184,866
                                              25,872  + Magnum Hunter Resources, Inc.                               333,749
                                               4,200  + McMoRan Exploration Co.(c)                                   78,540
                                              14,111  + Meridian Resource Corp.                                      85,372
                                               4,400  + Petroleum Development Corp.                                 169,708
                                              25,490  + Plains Exploration & Production Co.                         662,740
                                              10,320  + Quicksilver Resources, Inc.                                 379,570
                                              22,837    Range Resources Corp.                                       467,245
                                               7,420  + Remington Oil & Gas Corp.                                   202,195
                                               4,749    Resource America, Inc. Class A                              154,343
                                               6,887  + Spinnaker Exploration Co.                                   241,527
                                               9,826    St. Mary Land & Exploration Co.                             410,137
                                               6,378  + Stone Energy Corp.                                          287,584
                                               9,217  + Swift Energy Co.                                            266,740
                                               4,500  + Todco Class A                                                82,890
                                              12,508  + Unit Corp.                                                  477,931
                                              17,683    Vintage Petroleum, Inc.                                     401,227
                                               6,800  + Whiting Petroleum Corp.                                     205,700
                                                                                                              -------------
                                                                                                                  9,715,999
---------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.1%                6,900  + Delta Petroleum Corp.                                       107,985
                                               4,500  + Giant Industries, Inc.                                      119,295
                                              14,600  + KCS Energy, Inc.                                            215,788
                                              16,500  + Mission Resources Corp.                                      96,360
                                                                                                              -------------
                                                                                                                    539,428
---------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                      14,176    Ferro Corp.                                                 328,741
                                               9,540    HB Fuller Co.                                               271,985
                                               1,780    Kronos Worldwide, Inc.                                       72,554
                                                                                                              -------------
                                                                                                                    673,280
---------------------------------------------------------------------------------------------------------------------------
Paper - 0.3%                                   8,726    Albany International Corp. Class A                          306,806
                                               7,398  + Buckeye Technologies, Inc.                                   96,248

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Paper                                         11,074  + Caraustar Industries, Inc.                            $     186,265
(concluded)                                    5,092    Chesapeake Corp.                                            138,299
                                               9,401    Glatfelter                                                  143,647
                                               7,580    Rock-Tenn Co. Class A                                       114,913
                                              15,142    Wausau-Mosinee Paper Corp.                                  270,436
                                                                                                              -------------
                                                                                                                  1,256,614
---------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                8,354    Spartech Corp.                                              226,310
---------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental             16,300  + Darling International, Inc.                                  71,068
Services - 0.2%                                3,400  + Duratek, Inc.                                                84,694
                                              11,346  + Headwaters, Inc.                                            323,361
                                               5,767  + Ionics, Inc.                                                249,942
                                               3,000  + TRC Cos., Inc.                                               51,000
                                                                                                              -------------
                                                                                                                    780,065
---------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%            8,151    Regal-Beloit Corp.                                          233,119
                                               3,911    Woodhead Industries, Inc.                                    62,693
                                                                                                              -------------
                                                                                                                    295,812
---------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.0%             8,982    Bowne & Co., Inc.                                           146,047
                                               2,400    Schawk, Inc.                                                 43,632
                                                                                                              -------------
                                                                                                                    189,679
---------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.4%         2,200  + ADE Corp.                                                    41,184
                                              10,857  + ATMI, Inc.                                                  244,608
                                               4,200  + August Technology Corp.                                      44,226
                                              33,800  + Axcelis Technologies, Inc.                                  274,794
                                              15,488  + Brooks Automation, Inc.                                     266,703
                                              13,656    Cognex Corp.                                                381,002
                                              27,968  + Credence Systems Corp.                                      255,907
                                              10,700  + Cymer, Inc.                                                 316,078
                                               5,231  + Dionex Corp.                                                296,441
                                               5,508  + Dupont Photomasks, Inc.                                     145,466
                                              10,061  + Electro Scientific Industries, Inc.                         198,805
                                              14,400  + Entegris, Inc.                                              143,280
                                               7,990  + Esterline Technologies Corp.                                260,874
                                               7,855  + FEI Co.                                                     164,955
                                               3,200  + Intevac, Inc.                                                24,192
                                              18,156  + Kulicke & Soffa Industries, Inc.                            156,505
                                              16,603  + LTX Corp.                                                   127,677
                                               7,700    MTS Systems Corp.                                           260,337
                                              11,099  + Mattson Technology, Inc.                                    124,975
                                              12,100  + Mykrolis Corp.                                              171,457
                                               6,162  + Photon Dynamics, Inc.                                       149,613
                                              10,079  + Photronics, Inc.                                            166,304
                                               5,300  + Rofin-Sinar Technologies, Inc.                              224,985
                                               4,473  + Rudolph Technologies, Inc.                                   76,801
                                               6,990  + Ultratech, Inc.                                             131,762
                                              10,642  + Varian Semiconductor Equipment Associates, Inc.             392,158
                                                                                                              -------------
                                                                                                                  5,041,089
---------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.5%               4,681    Advanced Marketing Services                                  47,091
                                               8,694    Banta Corp.                                                 389,143
                                               3,400  + Consolidated Graphics, Inc.                                 156,060
                                               1,300    Courier Corp.                                                67,496
                                               2,782  + Martha Stewart Living Omnimedia Class A(c)                   80,734
                                               4,207  + Playboy Enterprises, Inc. Class B                            51,704
                                              44,600  + Primedia, Inc.                                              169,480
                                              31,100    The Reader's Digest Association, Inc. Class A               432,601
                                               9,660  + Scholastic Corp.                                            357,034
                                               3,300    Thomas Nelson, Inc.                                          74,580
                                                                                                              -------------
                                                                                                                  1,825,923
---------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                 20,029    Hollinger International, Inc. Class A                       314,055
                                               8,500    Journal Communications, Inc. Class A                        153,595
                                              12,233  + Journal Register Co.                                        236,464
                                               2,055    Pulitzer, Inc.                                              133,267
                                                                                                              -------------
                                                                                                                    837,381
---------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                 1,833  + Beasley Broadcasting Group, Inc. Class A                     32,132
                                              13,500  + Cumulus Media, Inc. Class A                                 203,580
                                              17,400  + Emmis Communications Corp. Class A                          333,906
                                               1,500  + Fisher Communications, Inc.                                  73,320
                                              13,100    Gray Television, Inc.                                       203,050
                                               5,254    Liberty Corp.                                               230,966
                                               8,400  + Lin TV Corp. Class A                                        160,440
                                               5,900  + Nexstar Broadcasting Group, Inc. Class A                     54,398
                                              20,268  + Paxson Communications Corp.                                  27,970
                                              10,171  + Regent Communications, Inc.                                  53,906
                                               5,433  + Saga Communications, Inc. Class A                            91,546
                                               3,183  + Salem Communications Corp. Class A                           79,416
                                              10,864    Sinclair Broadcast Group, Inc. Class A                      100,057
                                              14,584  + Spanish Broadcasting System Class A                         154,007

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                        1,168    World Wrestling Entertainment, Inc.                   $      14,168
(concluded)                                    7,108  + Young Broadcasting, Inc. Class A                             75,060
                                                                                                              -------------
                                                                                                                  1,887,922
---------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.1%                        500    Greenbrier Cos., Inc.                                        16,925
                                              12,739    Westinghouse Air Brake Technologies Corp.                   271,595
                                                                                                              -------------
                                                                                                                    288,520
---------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                               5,281    Florida East Coast Industries                               238,173
                                               6,350  + Genesee & Wyoming, Inc. Class A                             178,626
                                              21,876  + Kansas City Southern                                        387,861
                                               8,902  + RailAmerica, Inc.                                           116,171
                                                                                                              -------------
                                                                                                                    920,831
---------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%                             1,500  + Avatar Holdings, Inc.(c)                                     72,150
                                               3,800  + Bluegreen Corp.                                              75,354
                                               1,900    Consolidated-Tomoka Land Co.                                 81,700
                                               3,700  + First Acceptance Corp.                                       33,152
                                               6,000    LNR Property Corp.                                          377,460
                                               1,300  + Reading International, Inc. Class A                          10,868
                                               8,000  + Sunterra Corp.                                              112,320
                                                 250  + Tarragon Corp.                                                4,463
                                               1,915  + Tejon Ranch Co.                                              78,132
                                              10,100  + Trammell Crow Co.                                           182,911
                                               9,900  + WCI Communities, Inc.                                       291,060
                                                                                                              -------------
                                                                                                                  1,319,570
---------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                  8,340    AMLI Residential Properties Trust                           266,880
(REIT) - 7.0%                                 12,400    Aames Investment Corp.                                      132,680
                                              10,601    Acadia Realty Trust                                         172,796
                                               6,100    Affordable Residential Communities                           87,535
                                                 567  + Alexander's, Inc.                                           121,905
                                               6,656    Alexandria Real Estate Equities, Inc.                       495,340
                                               2,150    American Campus Communities, Inc.                            48,354
                                              37,000    American Financial Realty Trust                             598,660
                                              10,197    American Home Mortgage Investment Corp.                     349,247
                                              15,700    Anthracite Capital, Inc.                                    194,052
                                              14,800    Anworth Mortgage Asset Corp.                                158,508
                                               3,900    Arbor Realty Trust, Inc.                                     95,706
                                               7,900    Ashford Hospitality Trust, Inc.                              85,873
                                               5,899    Bedford Property Investors                                  167,591
                                               4,650    BioMed Realty Trust, Inc.                                   103,277
                                              12,347    Brandywine Realty Trust                                     362,878
                                               8,348    CRT Properties, Inc.                                        199,183
                                              12,850    Capital Automotive REIT                                     456,496
                                              10,100    Capital Lease Funding, Inc.                                 126,250
                                                 700    Capital Trust, Inc.                                          21,497
                                               7,600    Capstead Mortgage Corp.                                      80,104
                                              18,200    CarrAmerica Realty Corp.                                    600,600
                                               7,900    Cedar Shopping Centers, Inc.                                112,970
                                               5,006    Colonial Properties Trust                                   196,586
                                              17,075    Commercial Net Lease Realty                                 351,745
                                              15,803  + Cornerstone Realty Income Trust, Inc.                       157,714
                                               9,900    Corporate Office Properties Trust SBI MD                    290,565
                                               3,500    Correctional Properties Trust                               101,080
                                              11,000    Cousins Properties, Inc.                                    332,970
                                               6,927    Eastgroup Properties                                        265,443
                                               8,880    Entertainment Properties Trust                              395,604
                                              15,040    Equity Inns, Inc.                                           176,570
                                               6,194    Equity Lifestyle Properties, Inc.                           221,436
                                               9,300    Equity One, Inc.                                            220,689
                                               6,695    Essex Property Trust, Inc.                                  561,041
                                               3,850    Extra Space Storage, Inc.                                    51,321
                                              16,370  + FelCor Lodging Trust, Inc.                                  239,821
                                              13,900    First Industrial Realty Trust, Inc.                         566,147
                                               9,100    GMH Communities Trust                                       128,310
                                               9,682    Gables Residential Trust                                    346,519
                                               5,700    Getty Realty Corp.                                          163,761
                                              10,439    Glenborough Realty Trust, Inc.                              222,142
                                              11,756    Glimcher Realty Trust                                       325,759
                                               1,700    Global Signal, Inc.                                          46,818
                                               9,500    Government Properties Trust, Inc.                            93,670
                                               1,750    Gramercy Capital Corp.                                       36,050
                                              14,800    Healthcare Realty Trust, Inc.                               602,360
                                               7,800    Heritage Property Investment Trust                          250,302
                                               8,200    Highland Hospitality Corp.                                   92,168
                                              15,500    Highwoods Properties, Inc.                                  429,350
                                               9,420    Home Properties, Inc.                                       405,060
                                               6,500    HomeBanc Corp.                                               62,920
                                              23,100    IMPAC Mortgage Holdings, Inc.                               523,677
                                              12,792    Innkeepers USA Trust                                        181,646

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT)          13,600    Investors Real Estate Trust                           $     142,664
(concluded)                                    8,878    Kilroy Realty Corp.                                         379,535
                                               3,200    Kite Realty Group Trust                                      48,896
                                               8,000    Kramont Realty Trust                                        187,200
                                               4,500    LTC Properties, Inc.                                         89,595
                                              62,300  + La Quinta Corp.                                             566,307
                                               9,220    LaSalle Hotel Properties                                    293,473
                                              14,642    Lexington Corporate Properties Trust                        330,616
                                               9,400    Luminent Mortgage Capital, Inc.                             111,860
                                              26,900    MFA Mortgage Investments, Inc.                              237,258
                                               9,900    Maguire Properties, Inc.                                    271,854
                                              24,458  + Meristar Hospitality Corp.                                  204,224
                                               5,929    Mid-America Apartment Communities, Inc.                     244,393
                                               4,500    Mission West Properties                                      47,880
                                               7,529    National Health Investors, Inc.                             219,696
                                              22,059    Nationwide Health Properties, Inc.                          523,901
                                              13,150    New Century Financial Corp.                                 840,417
                                              11,300    Newcastle Investment Corp.                                  359,114
                                               7,700    Novastar Financial, Inc.(c)                                 381,150
                                              12,000    Omega Healthcare Investors, Inc.                            141,600
                                               6,000    Origen Financial, Inc.                                       44,880
                                               4,308    PS Business Parks, Inc.                                     194,291
                                               3,604    Parkway Properties, Inc.                                    182,903
                                               9,832    Pennsylvania Real Estate Investment Trust                   420,810
                                              13,086    Post Properties, Inc.                                       456,701
                                              13,050    Prentiss Properties Trust                                   498,510
                                               9,000    RAIT Investment Trust                                       251,730
                                               5,400    Ramco-Gershenson Properties                                 174,150
                                              13,200    Realty, Income Corp.                                        667,656
                                               5,995    Redwood Trust, Inc.                                         372,230
                                               4,522    Saul Centers, Inc.                                          172,967
                                              14,600    Saxon Capital Inc.                                          350,254
                                              17,814    Senior Housing Properties Trust                             337,397
                                               4,604    Sovran Self Storage, Inc.                                   194,013
                                               3,500    Strategic Hotel Capital, Inc.                                57,750
                                               8,819    Summit Properties, Inc.                                     287,147
                                               5,343    Sun Communities, Inc.                                       215,056
                                               7,100    Sunstone Hotel Investors, Inc.                              147,538
                                              10,122    Tanger Factory Outlet Centrs                                267,828
                                              15,608    Taubman Centers, Inc.                                       467,460
                                               6,763    The Town & Country Trust                                    186,862
                                               8,400    U-Store-It Trust                                            145,740
                                               9,200    US Restaurant Properties, Inc.                              166,152
                                               3,727    Universal Health Realty Income Trust                        119,749
                                               5,700    Urstadt Biddle Properties, Inc. Class A                      97,185
                                              13,865    Washington Real Estate Investment Trust                     469,608
                                               7,255    Winston Hotels, Inc.                                         85,682
                                                                                                              -------------
                                                                                                                 25,731,508
---------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.4%           5,743    Arctic Cat, Inc.                                            152,304
                                               4,407    Coachmen Industries, Inc.                                    76,505
                                              17,799  + Fleetwood Enterprises, Inc.                                 239,575
                                               1,450    Marine Products Corp.                                        37,860
                                               9,224    Monaco Coach Corp.                                          189,738
                                              12,284    Thor Industries, Inc.                                       455,122
                                               8,190    Winnebago Industries                                        319,901
                                                                                                              -------------
                                                                                                                  1,471,005
---------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                     3,753    Electro Rent Corp.                                           53,405
Commercial - 0.3%                             15,700    GATX Corp.                                                  464,092
                                               3,500  + Marlin Business Services, Inc.                               66,500
                                               2,205    McGrath Rentcorp                                             96,160
                                              14,700  + United Rentals, Inc.                                        277,830
                                                                                                              -------------
                                                                                                                    957,987
---------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                    11,793    Aaron Rents, Inc.                                           294,825
Consumer - 0.2%                                2,200  + Amerco, Inc.                                                101,156
                                               8,395  + Dollar Thrifty Automotive Group                             253,529
                                               8,678  + Rent-Way, Inc.                                               69,511
                                               4,558  + WESCO International, Inc.                                   135,099
                                                                                                              -------------
                                                                                                                    854,120
---------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.6%                             3,600  + BJ's Restaurants, Inc.                                       50,400
                                              12,480    Bob Evans Farms, Inc.                                       326,227
                                                 625  + Buffalo Wild Wings, Inc.                                     21,756
                                              14,700    CBRL Group, Inc.                                            615,195
                                              12,350  + CEC Entertainment, Inc.                                     493,629
                                              18,200  + CKE Restaurants, Inc.                                       264,082
                                               6,300  + California Pizza Kitchen, Inc.                              144,900
                                               4,100  + Cosi, Inc.                                                   24,805
                                               3,500  + Dave & Buster's, Inc.                                        70,700

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Restaurants                                    4,350    Domino's Pizza, Inc.                                  $      77,430
(concluded)                                    6,748    IHOP Corp.                                                  282,674
                                              12,118  + Jack in the Box, Inc.                                       446,791
                                              15,300  + Krispy Kreme Doughnuts, Inc.(c)                             192,780
                                               5,496    Landry's Restaurants, Inc.                                  159,714
                                               3,654    Lone Star Steakhouse & Saloon                               102,312
                                               8,684  + O'Charleys, Inc.                                            169,772
                                               7,408  + PF Chang's China Bistro, Inc.                               417,441
                                               8,000  + Panera Bread Co. Class A(c)                                 322,560
                                               4,548  + Papa John's International, Inc.                             156,633
                                               9,477  + Rare Hospitality International, Inc.                        301,937
                                               4,000  + Red Robin Gourmet Burgers, Inc.                             213,880
                                              15,400  + Ryan's Restaurant Group, Inc.                               237,468
                                              19,914  + Sonic Corp.                                                 607,377
                                               7,028  + The Steak N Shake Co.                                       141,122
                                              11,850    Triarc Cos.                                                 145,281
                                                                                                              -------------
                                                                                                                  5,986,866
---------------------------------------------------------------------------------------------------------------------------
Retail - 3.7%                                  1,700  + 1-800 Contacts, Inc.                                         37,400
                                               7,324  + 1-800-FLOWERS.COM, Inc. Class A                              61,595
                                              16,900  + 99 Cents Only Stores                                        273,104
                                               4,600  + AC Moore Arts & Crafts, Inc.                                132,526
                                              18,250  + Aeropostale, Inc.                                           537,097
                                               1,900  + America's Car Mart, Inc.                                     72,200
                                               2,600  + Asbury Automotive Group, Inc.                                35,828
                                               3,915    Bebe Stores, Inc.                                           105,627
                                               5,600    Big 5 Sporting Goods Corp.                                  163,184
                                               1,900    Blair Corp.                                                  67,754
                                               1,900  + Blue Nile, Inc.(c)                                           52,478
                                               3,700    The Bon-Ton Stores, Inc.                                     58,275
                                               6,650  + Brookstone, Inc.                                            130,007
                                               5,979    Brown Shoe Co., Inc.                                        178,354
                                               1,249    The Buckle, Inc.                                             36,845
                                               5,792    Burlington Coat Factory Warehouse Corp.                     131,478
                                              13,934  + CSK Auto Corp.                                              233,255
                                               4,450  + Cache, Inc.                                                  80,189
                                               9,800  + Casual Male Retail Group, Inc.(c)                            53,410
                                               6,497  + The Cato Corp. Class A                                      187,243
                                               5,400  + Central Garden and Pet Co.                                  225,396
                                               4,400  + Charlotte Russe Holding, Inc.                                44,440
                                              38,140  + Charming Shoppes                                            357,372
                                               4,585  + Children's Place                                            169,782
                                              12,728    Christopher & Banks Corp.                                   234,832
                                               7,830  + Coldwater Creek, Inc.                                       241,712
                                                 600  + Conn's, Inc.                                                 10,092
                                               5,976  + Cost Plus, Inc.                                             192,009
                                                 500    DEB Shops, Inc.                                              12,520
                                              10,000  + Dick's Sporting Goods, Inc.                                 351,500
                                               6,845  + Dress Barn, Inc.                                            120,472
                                              10,300  + Drugstore.Com                                                35,020
                                               3,931  + Electronics Boutique Holdings Corp.                         168,797
                                              13,535    Fred's, Inc.                                                235,509
                                               5,000  + GSI Commerce, Inc.                                           88,900
                                              10,300  + GameStop Corp. Class B                                      230,823
                                                  16  + Gander Mountain Co.                                             205
                                               7,238  + Genesco, Inc.                                               225,391
                                               8,100  + Global Imaging Systems, Inc.                                319,950
                                               6,200    Goody's Family Clothing, Inc.                                56,668
                                               5,532  + Group 1 Automotive, Inc.                                    174,258
                                               6,939  + Guitar Center, Inc.                                         365,616
                                               7,458  + Gymboree Corp.                                               95,612
                                              13,881  + HOT Topic, Inc.                                             238,614
                                               8,200    Hancock Fabrics, Inc.                                        85,034
                                               7,961    Handleman Co.                                               171,002
                                               8,450  + Hibbett Sporting Goods, Inc.                                224,855
                                              16,798  + Insight Enterprises, Inc.                                   344,695
                                               6,962  + The J Jill Group, Inc.                                      103,664
                                               2,387  + JOS A Bank Clothiers, Inc.(c)                                67,552
                                               6,205  + Jo-Ann Stores, Inc.                                         170,886
                                               1,647    Lawson Products                                              83,058
                                              12,918  + Linens 'N Things, Inc.                                      320,366
                                               4,600    Lithia Motors, Inc. Class A                                 123,372
                                               3,000  + MarineMax, Inc.                                              89,280
                                              11,061  + Men's Wearhouse, Inc.                                       353,510
                                               3,400  + Overstock.com, Inc.                                         234,600
                                               1,259  + PC Connection, Inc.                                          11,986
                                               3,400  + PC Mall, Inc.                                                76,092
                                              16,610    PEP Boys-Manny Moe & Jack                                   283,533

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Retail                                         2,800  + The Pantry, Inc.                                      $      84,252
(concluded)                                    3,500  + Party City Corp.                                             45,255
                                              19,300  + Payless Shoesource, Inc.                                    237,390
                                               5,400  + PetMed Express, Inc.                                         41,094
                                               7,916  + Priceline.com, Inc.                                         186,738
                                              11,700  + Restoration Hardware, Inc.                                   67,158
                                               2,300  + Retail Ventures, Inc.                                        16,330
                                                 100  + Rush Enterprises, Inc. Class B                                1,731
                                               3,047    Russ Berrie & Co., Inc.                                      69,593
                                               6,254  + School Specialty, Inc.                                      241,154
                                               2,600  + Sharper Image Corp.                                          49,010
                                               7,698  + ShopKo Stores, Inc.                                         143,799
                                               9,200    Sonic Automotive, Inc.                                      228,160
                                               6,226  + The Sports Authority, Inc.                                  160,320
                                               5,000  + Stage Stores, Inc.                                          207,600
                                               4,003    Stamps.com, Inc.                                             63,408
                                               6,824  + Stein Mart, Inc.                                            116,417
                                               9,766  + Too, Inc.                                                   238,876
                                              10,600  + Tractor Supply Co.                                          394,426
                                               9,730  + Trans World Entertainment                                   121,333
                                               7,490  + Tuesday Morning Corp.                                       229,419
                                               5,531    United Auto Group, Inc.                                     163,662
                                              13,480  + United Natural Foods, Inc.                                  419,228
                                               6,056  + Valuevision Media, Inc. Class A                              84,239
                                              17,900  + Zale Corp.                                                  534,673
                                                                                                              -------------
                                                                                                                 13,712,089
---------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.3%                          6,937    Anchor Bancorp Wisconsin, Inc.                              202,214
                                                 600  + BFC Financial Corp.                                           7,590
                                              21,738    Bank Mutual Corp.                                           264,551
                                              15,342    BankAtlantic Bancorp, Inc. Class A                          305,306
                                               9,573  + Bankunited Financial Corp. Class A                          305,857
                                               1,800    Berkshire Hills Bancorp, Inc.                                66,870
                                               1,900    Beverly Hills Bancorp, Inc.                                  19,190
                                              19,587    Brookline Bancorp, Inc.                                     319,660
                                                 500    Charter Financial Corp.                                      21,935
                                               1,900    Citizens First Bancorp, Inc.                                 45,942
                                               4,250    Coastal Financial Corp.                                      80,920
                                              12,926    Commercial Capital Bancorp, Inc.                            299,625
                                              14,127    Commercial Federal Corp.                                    419,713
                                              11,749    Dime Community Bancshares                                   210,425
                                               5,900    Downey Financial Corp.                                      336,300
                                               4,348    Fidelity Bankshares, Inc.                                   185,920
                                               4,226    First Financial Holdings, Inc.                              138,359
                                               3,240    First Indiana Corp.                                          72,932
                                              26,484    First Niagara Financial Group, Inc.                         369,452
                                               3,000    First Place Financial Corp.                                  67,170
                                               4,300    First Republic Bank                                         227,900
                                               5,600  + FirstFed Financial Corp.                                    290,472
                                               8,350    Flagstar Bancorp, Inc.                                      188,710
                                               5,575    Flushing Financial Corp.                                    111,835
                                               3,078    Great Southern Bancorp, Inc.                                107,730
                                               7,117    Harbor Florida Bancshares, Inc.                             246,319
                                               3,400    Horizon Financial Corp.                                      69,972
                                              10,000    Hudson River Bancorp                                        197,900
                                               2,500    IBERIABANK Corp.                                            165,900
                                               1,800  + ITLA Capital Corp.                                          105,822
                                               8,100    KNBT Bancorp, Inc.                                          136,890
                                               7,960    MAF Bancorp, Inc.                                           356,767
                                                 300    NASB Financial, Inc.                                         11,799
                                              17,911  + Netbank, Inc.                                               186,454
                                               4,667    Northwest Bancorp, Inc.                                     117,095
                                               2,896    OceanFirst Financial Corp.                                   71,386
                                              13,165  + Ocwen Financial Corp.                                       125,857
                                               4,741    PFF Bancorp, Inc.                                           219,651
                                               6,228    Partners Trust Financial Group, Inc.                         72,556
                                               3,000    Pennfed Financial Services, Inc.                             48,240
                                               9,989    Provident Bancorp, Inc.                                     131,755
                                               1,650    Provident Financial Hldgs                                    47,603
                                              21,761    Provident Financial Services, Inc.                          421,508
                                               8,069  + Sterling Financial Corp.                                    316,789
                                               7,200    TierOne Corp.                                               178,920
                                               8,561    United Community Financial Corp.                             95,883
                                              10,730    Waypoint Financial Corp.                                    304,196
                                                 400    Westfield Financial, Inc.                                    10,328
                                                                                                              -------------
                                                                                                                  8,306,168
---------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%        7,176  + BioVeris Corp.                                               52,457
                                              13,335  + Newport Corp.                                               188,024

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers               9,935  + Varian, Inc.                                          $     407,434
(concluded)                                                                                                   -------------
                                                                                                                    647,915
---------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.4%         2,250  + Archipelago Holdings, Inc.                                   47,182
                                                 900    BKF Capital Group, Inc.                                      34,110
                                              15,345    CharterMac                                                  375,032
                                              16,000  + Investment Technology Group, Inc.                           320,000
                                              35,900  + Knight Trading Group, Inc. Class A                          393,105
                                              15,200  + LaBranche & Co., Inc.                                       136,192
                                               7,761  + NCO Group, Inc.                                             200,622
                                               5,004    SWS Group, Inc.                                             109,688
                                                                                                              -------------
                                                                                                                  1,615,931
---------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.7%                    3,963  + 4Kids Entertainment, Inc.                                    83,302
                                              12,470    ABM Industries, Inc.                                        245,908
                                               4,005  + AMN Healthcare Services, Inc.                                63,720
                                               7,161  + Administaff, Inc.                                            90,300
                                               4,500  + The Advisory Board Co.                                      165,960
                                               3,400    Ambassadors Group, Inc.                                     121,074
                                               3,000    Angelica Corp.                                               81,150
                                              13,700  + Autobytel, Inc.                                              82,748
                                               2,401    CDI Corp.                                                    51,333
                                               6,478  + Casella Waste Systems, Inc.                                  94,838
                                               5,785    Central Parking Corp.                                        87,643
                                              20,953  + Century Business Services, Inc.                              91,355
                                               2,500  + Charles River Associates, Inc.                              116,925
                                               3,486    Chemed Corp.                                                233,945
                                               5,300  + Clark, Inc.                                                  82,256
                                               5,650  + CoStar Group, Inc.                                          260,917
                                               7,692  + Coinstar, Inc.                                              206,376
                                               4,400  + Cornell Cos., Inc.                                           66,792
                                              11,694  + Corrections Corp. of America                                473,022
                                               8,300  + Cross Country Healthcare, Inc.                              150,064
                                               6,700  + DiamondCluster International, Inc. Class A                   96,011
                                               3,302  + Exponent, Inc.                                               90,772
                                              14,141  + FTI Consulting, Inc.                                        297,951
                                               2,400  + First Advantage Corp. Class A                                48,960
                                               4,481  + Forrester Research, Inc.                                     80,389
                                               6,377    G&K Services, Inc. Class A                                  276,889
                                               2,600  + Gartner, Inc. Class B                                        31,954
                                               3,200  + The Geo Group, Inc.                                          85,056
                                               7,000    Gevity HR, Inc.                                             143,920
                                               2,800  + Greg Manning Auctions, Inc.(c)                               34,664
                                              17,000  + Harris Interactive, Inc.                                    134,300
                                               4,358  + Heidrick & Struggles International, Inc.                    149,349
                                               4,000  + Hudson Highland Group, Inc.                                 115,200
                                               2,865  + Insurance Auto Auctions, Inc.                                64,233
                                              12,900    Jackson Hewitt Tax Service, Inc.                            325,725
                                               5,868    Kelly Services, Inc. Class A                                177,096
                                               5,800  + Kforce, Inc.                                                 64,380
                                              11,268  + Korn/Ferry International                                    233,811
                                              14,622  + Labor Ready, Inc.                                           247,404
                                               5,404  + MAXIMUS, Inc.                                               168,172
                                              34,005  + MPS Group, Inc.                                             416,901
                                               4,000  + Medical Staffing Network Holdings, Inc.                      32,760
                                               5,742  + Midas, Inc.                                                 114,840
                                               3,100  + Monro Muffler, Inc.                                          78,430
                                              15,623  + Navigant Consulting, Inc.                                   415,572
                                               4,811  + Navigant International, Inc.(c)                              58,550
                                               3,817  + Netratings, Inc.                                             73,172
                                               2,821  + PDI, Inc.                                                    62,852
                                               8,839  + Pegasus Solutions, Inc.                                     111,371
                                               3,960    Pre-Paid Legal Services, Inc.                               148,698
                                               6,716  + Resources Connection, Inc.                                  364,746
                                               6,468    Rollins, Inc.                                               170,238
                                              21,100  + Sitel Corp.                                                  51,906
                                               8,200  + Source Interlink Cos., Inc.                                 108,896
                                              21,029  + Spherion Corp.                                              176,644
                                               3,340    Startek, Inc.                                                95,023
                                              12,689  + TeleTech Holdings, Inc.                                     122,956
                                              18,531  + Tetra Tech, Inc.                                            310,209
                                                 700  + Travelzoo, Inc.(c)                                           66,801
                                               3,000    Unifirst Corp.                                               84,840
                                               2,554  + Vertrue, Inc.(c)                                             96,465
                                               1,659  + Volt Information Sciences, Inc.                              48,758
                                              14,418  + Waste Connections, Inc.                                     493,817
                                              10,625    Watson Wyatt & Co. Holdings                                 286,344
                                              14,113  + Wireless Facilities, Inc.                                   133,227

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Services: Commercial                           3,700    World Fuel Services Corp.                             $     184,260
(concluded)                                                                                                   -------------
                                                                                                                 10,024,140
---------------------------------------------------------------------------------------------------------------------------
Shipping - 0.4%                               12,492    Alexander & Baldwin, Inc.                                   529,911
                                               4,300  + Gulfmark Offshore, Inc.                                      95,761
                                               7,230  + Kirby Corp.                                                 320,867
                                               8,898    Overseas Shipholding Group                                  491,170
                                               1,800  + Seabulk International, Inc.                                  21,798
                                                                                                              -------------
                                                                                                                  1,459,507
---------------------------------------------------------------------------------------------------------------------------
Shoes - 0.3%                                   2,200  + Deckers Outdoor Corp.(c)                                    103,378
                                               9,966    Finish Line Class A                                         182,378
                                               6,996    K-Swiss, Inc. Class A                                       203,724
                                               1,492    Kenneth Cole Productions, Inc. Class A                       46,043
                                               2,300  + Shoe Carnival, Inc.                                          29,900
                                               6,555  + Skechers U.S.A., Inc. Class A                                84,953
                                               4,012  + Steve Madden Ltd.                                            75,666
                                              12,935    Stride Rite Corp.                                           144,484
                                                 150    Weyco Group, Inc.                                             6,644
                                              13,672    Wolverine World Wide, Inc.                                  429,574
                                                                                                              -------------
                                                                                                                  1,306,744
---------------------------------------------------------------------------------------------------------------------------
Steel - 0.7%                                  35,927  + AK Steel Holding Corp.                                      519,864
                                              28,900    Allegheny Technologies, Inc.                                626,263
                                               7,426    Carpenter Technology                                        434,124
                                               7,834    Gibraltar Industries, Inc.                                  185,039
                                              10,500  + Oregon Steel Mills, Inc.                                    213,045
                                               5,350    Schnitzer Steel Industries, Inc. Class A                    181,526
                                              10,897    Steel Dynamics, Inc.                                        412,778
                                               4,400    Steel Technologies, Inc.                                    121,044
                                               1,100  + Wheeling-Pittsburgh Corp.                                    42,394
                                                                                                              -------------
                                                                                                                  2,736,077
---------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                        7,518    Wellman, Inc.                                                80,367
---------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.6%            3,800    Applied Signal Technology, Inc.                             133,950
                                              25,400  + Arris Group, Inc.                                           178,816
                                               7,185  + Audiovox Corp. Class A                                      113,379
                                              16,061    Belden CDT, Inc.                                            372,615
                                              12,334  + C-COR, Inc.                                                 114,706
                                               1,200  + INTAC International                                          15,492
                                              17,700  + Interdigital Communications Corp.                           391,170
                                               5,700  + Mastec, Inc.                                                 57,627
                                              32,377  + Powerwave Technologies, Inc.                                274,557
                                              16,600  + SBA Communications Corp. Class A                            154,048
                                               6,380    Spectralink Corp.                                            90,468
                                              14,900  + Symmetricom, Inc.                                           144,679
                                              22,176  + Terayon Corp.                                                60,097
                                                                                                              -------------
                                                                                                                  2,101,604
---------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                        7,500  + DHB Industries, Inc.                                        142,800
                                              14,621  + Interface, Inc. Class A                                     145,771
                                                                                                              -------------
                                                                                                                    288,571
---------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.6%          2,300  + Carter's, Inc.                                               78,177
                                               2,200    Cherokee, Inc.                                               77,616
                                               3,585  + Guess?, Inc.                                                 44,992
                                               4,200  + Hartmarx Corp.                                               32,634
                                               7,482    Kellwood Co.                                                258,129
                                               3,702    Oshkosh B' Gosh, Inc. Class A                                79,223
                                               5,042    Oxford Industries, Inc.                                     208,235
                                               2,900  + Perry Ellis International, Inc.                              59,015
                                               8,054    Phillips-Van Heusen                                         217,458
                                              18,450  + Quiksilver, Inc.                                            549,626
                                              11,017    Russell Corp.                                               214,611
                                              12,700  + The Warnaco Group, Inc.                                     274,320
                                                                                                              -------------
                                                                                                                  2,094,036
---------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.4%                          3,674    Bandag, Inc.                                                183,002
                                              19,700    Cooper Tire & Rubber Co.                                    424,535
                                              50,100  + The Goodyear Tire & Rubber Co.(c)                           734,466
                                                                                                              -------------
                                                                                                                  1,342,003
---------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                14,955    DIMON, Inc.                                                 100,498
                                               5,820    Schweitzer-Mauduit International, Inc.                      197,589
                                               3,100    Standard Commercial Corp.                                    60,326
                                              11,800  + Star Scientific, Inc.(c)                                     60,003
                                               7,356    Universal Corp.                                             351,911
                                               9,894    Vector Group Ltd.                                           164,537
                                                                                                              -------------
                                                                                                                    934,864
---------------------------------------------------------------------------------------------------------------------------
Toys - 0.0%                                    6,830  + Jakks Pacific, Inc.                                         151,011
                                               7,300  + Leapfrog Enterprises, Inc.(c)                                99,280
                                                                                                              -------------
                                                                                                                    250,291
---------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.3%            2,700  + HUB Group, Inc. Class A                                     140,994
                                              30,800  + Laidlaw International, Inc.                                 659,120
                                              10,400  + Pacer International, Inc.                                   221,104

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                   2,900    Quixote Corp.                                         $      58,957
(concluded)                                    6,081  + SCS Transportation, Inc.                                    142,113
                                               1,900  + US Xpress Enterprises, Inc. Class A                          55,670
                                                                                                              -------------
                                                                                                                  1,277,958
---------------------------------------------------------------------------------------------------------------------------
Truckers - 1.0%                                6,041    Arkansas Best Corp.                                         271,180
                                               6,200  + Central Freight Lines, Inc.                                  39,060
                                               2,900  + Covenant Transport, Inc. Class A                             60,378
                                               6,288  + Forward Air Corp.                                           281,074
                                              15,980    Heartland Express, Inc.                                     359,071
                                              12,075    Knight Transportation, Inc.                                 299,460
                                               9,908  + Landstar System, Inc.                                       729,625
                                               1,300  + Marten Transport Ltd.                                        29,549
                                               5,450  + Old Dominion Freight Line                                   189,660
                                               7,800    Overnite Corp.                                              290,472
                                               1,200  + PAM Transportation Services                                  22,500
                                               2,200  + Quality Distribution, Inc.                                   18,568
                                              12,600  + Swift Transportation Co., Inc.                              270,648
                                               7,741    USF Corp.                                                   293,771
                                              14,200    Werner Enterprises, Inc.                                    321,488
                                                                                                              -------------
                                                                                                                  3,476,504
---------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%            18,700  + Mediacom Communications Corp. Class A                       116,875
---------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.3%                  16,675    Avista Corp.                                                294,647
                                               9,000    Black Hills Corp.                                           276,120
                                               5,189    CH Energy Group, Inc.                                       249,331
                                              62,400  + CMS Energy Corp.                                            652,080
                                               3,903    Central Vermont Public Service Corp.                         90,784
                                              15,767    Cleco Corp.                                                 319,439
                                              21,900    Duquesne Light Holdings, Inc.                               412,815
                                              12,908  + El Paso Electric Co.                                        244,478
                                               9,668    The Empire District Electric Co.                            219,270
                                              10,800    Idacorp, Inc.                                               330,156
                                               5,645    MGE Energy, Inc.                                            203,389
                                               8,486    Otter Tail Corp.                                            216,648
                                              20,478    PNM Resources, Inc.                                         517,889
                                              33,677  + Sierra Pacific Resources                                    353,609
                                               4,600    UIL Holdings Corp.                                          235,980
                                              10,783    Unisource Energy Corp.                                      259,978
                                                                                                              -------------
                                                                                                                  4,876,613
---------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 1.6%            19,338    Atmos Energy Corp.                                          528,894
                                               5,322    Cascade Natural Gas Corp.                                   112,826
                                              11,900    Energen Corp.                                               701,505
                                               3,400    EnergySouth, Inc.                                            95,336
                                               6,448    The Laclede Group, Inc.                                     200,855
                                               9,574    New Jersey Resources Corp.                                  414,937
                                              12,800    Nicor, Inc.                                                 472,832
                                               9,699    Northwest Natural Gas Co.                                   327,244
                                              11,000    Peoples Energy Corp.                                        483,450
                                              24,000    Piedmont Natural Gas Co.                                    557,760
                                               4,966    South Jersey Industries, Inc.                               261,013
                                              20,582  + Southern Union Co.                                          493,556
                                              10,890    Southwest Gas Corp.                                         276,606
                                              10,624  + Southwestern Energy Co.                                     538,531
                                              15,200    WGL Holdings, Inc.                                          468,768
                                                                                                              -------------
                                                                                                                  5,934,113
---------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                5,631  + Transmontaigne, Inc.                                         34,518
---------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%               64,800  + Aquila, Inc.                                                239,112
---------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 0.9%           3,700  + AirGate PCS, Inc.                                           131,720
                                              18,700  + Alamosa Holdings, Inc.                                      233,189
                                                 400    Alaska Communications Systems Group, Inc.                     3,452
                                               8,621  + Boston Communications Group                                  79,658
                                               5,755    CT Communications, Inc.                                      70,786
                                               1,626  + Centennial Communications Corp.                              12,894
                                              77,300  + Cincinnati Bell, Inc.                                       320,795
                                               6,033  + Commonwealth Telephone Enterprises, Inc.                    299,599
                                               4,300    D&E Communications, Inc.                                     51,815
                                              30,700  + Dobson Communications Corp. Class A                          53,725
                                              15,039  + General Communication Class A                               166,031
                                               4,492    Golden Telecom, Inc.                                        118,679
                                                 900  + ITC Deltacom, Inc.                                            1,539
                                               5,700  + Intrado, Inc.                                                68,970
                                               6,200    Iowa Telecommunications Services, Inc.                      133,734
                                               4,421    North Pittsburgh Systems, Inc.                              109,331
                                              17,500  + PTEK Holdings, Inc.                                         187,425
                                              14,389  + Price Communications Corp.                                  267,492
                                              26,300  + Primus Telecommunications GP                                 83,634
                                               1,300    Shenandoah Telecom Co.                                       38,935
                                               4,600    SureWest Communications                                     130,410

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry#                                Shares Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                 11,433  + Talk America Holdings, Inc.                           $      75,686
(concluded)                                   17,500  + Time Warner Telecom, Inc. Class A                            76,300
                                               8,200  + Triton PCS Holdings, Inc. Class A                            28,044
                                               6,820  + USA Mobility, Inc.                                          240,814
                                              25,300  + Ubiquitel, Inc.                                             180,136
                                                                                                              -------------
                                                                                                                  3,164,793
---------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                        4,985    American States Water Co.                                   129,610
                                               5,296    California Water Service Group                              199,394
                                               2,589    Connecticut Water Service, Inc.                              68,583
                                               3,282    Middlesex Water Co.                                          62,161
                                               1,974    SJW Corp.                                                    71,854
                                               8,532    Southwest Water Co.                                         114,759
                                                                                                              -------------
                                                                                                                    646,361
---------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.0%         4,850  + Central European Distribution Corp.(c)                      143,269
---------------------------------------------------------------------------------------------------------------------------
Wholesales - 0.2%                              6,600  + Brightpoint, Inc.                                           128,964
                                               3,200  + LKQ Corp.                                                    64,224
                                              11,269  + United Stationers, Inc.                                     520,628
                                                                                                              -------------
                                                                                                                    713,816
---------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Common Stocks
                                                       (Cost - $275,838,140) - 97.9%                            357,820,594
===========================================================================================================================

                                                       Mutual Funds
---------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%        3,600    Gladstone Capital Corp.                                       85,320
                                                                                                              -------------
                                                       Total Investments in Mutual Funds
                                                       (Cost - $74,033) - 0.0%                                       85,320
===========================================================================================================================

                                        Face Amount    Fixed Income Securities
===========================================================================================================================
Metal Fabricating - 0.0%                $       700    Mueller Industries, Inc., 6% due 11/01/2014                      686
                                                                                                              -------------
                                                       Total Investments in Fixed Income Securities
                                                       (Cost - $686) - 0.0%                                             686
===========================================================================================================================

                         Beneficial Interest/Shares
                                               Held   Other Interest**
===========================================================================================================================
Computer Services Software &                    500    PetroCorp Incorporated (Escrow Shares)                             0
Systems - 0.0%                          $     1,600    StorageNetworks, Inc. (Litigation Trust Certificates)              0
                                                                                                              -------------
                                                       Total Investments in Other Interest (Cost - $0) - 0.0%             0
===========================================================================================================================

                                Beneficial Interest    Short-Term Securities
===========================================================================================================================
                                        $ 8,989,590    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                       Series I(a)                                                8,989,590
                                         11,652,388    Merrill Lynch Liquidity Series, LLC Money Market
                                                       Series(a) (b)                                             11,652,388
                                                                                                              =============
                                                       Total Investments in Short-Term Securities
                                                       (Cost - $20,641,978) - 5.6%                               20,641,978
===========================================================================================================================
                                                       Total Investments (Cost - $296,554,837*) - 103.5%        378,548,578

                                                       Liabilities in Excess of Other Assets - (3.5)%           (12,887,301)
                                                                                                              -------------
                                                       Net Assets - 100.0%                                    $ 365,661,277
                                                                                                              =============

* The cost and unrealized appreciation/depreciation on investments as of December 31,2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 300,190,875
                                                                  =============
      Gross unrealized appreciation                               $ 100,834,680
      Gross unrealized depreciation                                 (22,476,977)
                                                                  -------------
      Net unrealized appreciation                                 $  78,357,703
                                                                  =============

** Other interest represents beneficial interest in liquidation trusts and other reoganization entities and are non-income producing.
# For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.
+     Non-income producing security.

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                                   Interest/
      Affiliate                                                          Net Activity        Dividend Income
      ------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           $ (31,201,939)            $  182,651
      Merrill Lynch Liquidity Series, LLC Money Market Series           $   4,814,262             $  107,254
      Merrill Lynch Premier Institutional Fund                             (2,279,374)            $    9,198
      ------------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.

Master Small Cap Index Series
Schedule of Investments as of December 31, 2004 (concluded)

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------------------------------------------------------
      Number of                                              Expiration                        Face                  Unrealized
      Contracts                Issue                            Date                          Value                Appreciation
      --------------------------------------------------------------------------------------------------------------------------
                                                               March
           36                  Russell 2000 Index               2005                       $11,633,855                $ 137,245
      --------------------------------------------------------------------------------------------------------------------------

      Financial futures contracts sold as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------------------------------------------------------
      Number of                                              Expiration                        Face                  Unrealized
      Contracts                Issue                            Date                          Value                Depreciation
      --------------------------------------------------------------------------------------------------------------------------
                                                               March
            3                  Russell 2000 Index               2005                         $949,875                 $ (31,050)
      --------------------------------------------------------------------------------------------------------------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PUCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)  Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ William F. Quinn
   --------------------
     William F. Quinn
      President

Date: March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
     William F. Quinn
      President

Date: March 9, 2005


By /s/ Rebecca L. Harris
   ---------------------
     Rebecca L. Harris
     Treasurer

Date: March 9, 2005